UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

March 31, 2009 (Unaudited)

DATE TARGET FUNDS:

- MyDestination 2005 Fund
- MyDestination 2015 Fund
- MyDestination 2025 Fund
- MyDestination 2035 Fund
- MyDestination 2045 Fund

ASSET ALLOCATION FUNDS:

- Conservative Allocation Fund
- Balanced Allocation Fund
- Growth Allocation Fund
- Aggressive Allocation Fund
- Conservative Allocation Fund I
- Balanced Allocation Fund I
- Growth Allocation Fund I
- Aggressive Allocation Fund I

SELECT FUNDS:

- Money Market Fund
- Low-Duration Bond Fund
- Medium-Duration Bond Fund
- Extended-Duration Bond Fund
- Global Bond Fund
- Equity Index Fund
- Real Estate Securities Fund
- Value Equity Fund
- Growth Equity Fund
- Small Cap Equity Fund
- International Equity Fund

GuideStone Funds

Well Done…good and faithful servant. MATTHEW 25:21

MyDestination 2005 Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 84.1%
GuideStone Money Market Fund (GS4 Class)¥	333,036	$333,036
GuideStone Low-Duration Bond Fund (GS4 Class)¥	657,591	8,002,884
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	695,987	8,393,607
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	38,681	466,111
GuideStone Global Bond Fund (GS4 Class)¥	157,004	1,116,295
GuideStone Equity Index Fund (GS4 Class)¥	112,153	1,168,631
GuideStone Real Estate Securities Fund (GS4 Class)¥	514,535	1,888,344
GuideStone Value Equity Fund (GS4 Class)¥	658,387	5,912,316
GuideStone Growth Equity Fund (GS4 Class)¥	534,264	5,935,670
GuideStone Small Cap Equity Fund (GS4 Class)¥	218,884	1,687,595
GuideStone International Equity Fund (GS4 Class)¥	749,581	6,086,600

Total Mutual Funds (Cost $60,106,685)		40,991,089

EXCHANGE TRADED FUND — 14.7%
iShares Barclays Treasury Inflation Protected Bond Fund (Cost $7,160,091)	69,750	7,166,812

	Par
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bills
0.18%, 05/14/09‡‡	$10,000	9,999
0.73%, 05/14/09‡‡	150,000	149,977

		159,976

U.S. Treasury Note
1.88%, 02/28/14	370,000	374,164

Total U.S. Treasury Obligations (Cost $530,204)		534,140

TOTAL INVESTMENTS — 99.9% (Cost $67,796,980)		48,692,041
Other Assets in Excess of Liabilities — 0.1%		32,236

NET ASSETS — 100.0%		$48,724,277

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	36.9
Domestic Equity Funds	34.0
Exchange Traded Fund	14.7
International Equity Fund	12.5
U.S. Treasury Obligations	1.1
Futures Contracts	0.7
Money Market Fund	0.7

100.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$48,157,901	$11,341
Level 2 — Other Significant Observable Inputs	534,140	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$48,692,041	$11,341

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

2	See Notes to Schedules of Investments.

MyDestination 2015 Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 90.8%
GuideStone Money Market Fund (GS4 Class)¥	1,738,814	$1,738,814
GuideStone Low-Duration Bond Fund (GS4 Class)¥	750,479	9,133,335
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,284,274	15,488,348
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	476,145	5,737,549
GuideStone Global Bond Fund (GS4 Class)¥	939,717	6,681,389
GuideStone Equity Index Fund (GS4 Class)¥	367,190	3,826,118
GuideStone Real Estate Securities Fund (GS4 Class)¥	2,268,880	8,326,791
GuideStone Value Equity Fund (GS4 Class)¥	2,521,811	22,645,863
GuideStone Growth Equity Fund (GS4 Class)¥	2,068,446	22,980,435
GuideStone Small Cap Equity Fund (GS4 Class)¥	801,458	6,179,242
GuideStone International Equity Fund (GS4 Class)¥	2,951,458	23,965,839

Total Mutual Funds (Cost $205,467,790)		126,703,723

EXCHANGE TRADED FUND — 8.9%
iShares Barclays Treasury Inflation Protected Bond Fund (Cost $12,346,137)	120,744	12,406,446

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.31%, 05/14/09‡‡	$25,000	24,996
0.42%, 05/14/09‡‡	25,000	24,997
0.73%, 05/14/09‡‡	275,000	274,959

		324,952

U.S. Treasury Note
4.25%, 08/15/15	570,000	649,622

Total U.S. Treasury Obligations (Cost $972,698)		974,574

TOTAL INVESTMENTS — 100.4% (Cost $218,786,625)		140,084,743
Liabilities in Excess of Other Assets — (0.4)%		(493,992)

NET ASSETS — 100.0%		$139,590,751

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	45.9
Bond Funds	26.5
International Equity Fund	17.2
Exchange Traded Fund	8.9
Money Market Fund	1.2
Futures Contracts	0.9
U.S. Treasury Obligations	0.7

101.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$139,110,169	$27,263
Level 2 — Other Significant Observable Inputs	974,574	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$140,084,743	$27,263

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	3

MyDestination 2025 Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	1,183,588	$1,183,588
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	538,571	6,495,162
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	540,657	6,514,920
GuideStone Global Bond Fund (GS4 Class)¥	1,001,670	7,121,872
GuideStone Equity Index Fund (GS4 Class)¥	307,663	3,205,851
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,815,080	6,661,345
GuideStone Value Equity Fund (GS4 Class)¥	2,075,120	18,634,582
GuideStone Growth Equity Fund (GS4 Class)¥	1,683,553	18,704,273
GuideStone Small Cap Equity Fund (GS4 Class)¥	854,813	6,590,605
GuideStone International Equity Fund (GS4 Class)¥	2,483,220	20,163,743

Total Mutual Funds (Cost $161,425,541)		95,275,941

	Par
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
0.73%, 05/14/09‡‡	$265,000	264,960
U.S. Treasury Note
4.63%, 02/15/17	235,000	273,114

Total U.S. Treasury Obligations (Cost $537,913)		538,074

TOTAL INVESTMENTS — 100.0% (Cost $161,963,454)		95,814,015
Other Assets in Excess of Liabilities — 0.0%		9,824

NET ASSETS — 100.0%		$95,823,839

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	56.1
Bond Funds	21.1
International Equity Fund	21.0
Money Market Fund	1.2
Futures Contracts	1.1
U.S. Treasury Obligations	0.6

101.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$95,275,941	$23,009
Level 2 — Other Significant Observable Inputs	538,074	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$95,814,015	$23,009

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

4	See Notes to Schedules of Investments.

MyDestination 2035 Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	763,060	$763,060
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	50,337	607,066
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	49,991	602,389
GuideStone Global Bond Fund (GS4 Class)¥	219,809	1,562,843
GuideStone Equity Index Fund (GS4 Class)¥	143,134	1,491,455
GuideStone Real Estate Securities Fund (GS4 Class)¥	740,576	2,717,914
GuideStone Value Equity Fund (GS4 Class)¥	973,364	8,740,811
GuideStone Growth Equity Fund (GS4 Class)¥	792,700	8,806,899
GuideStone Small Cap Equity Fund (GS4 Class)¥	456,554	3,520,029
GuideStone International Equity Fund (GS4 Class)¥	1,201,475	9,755,980

Total Mutual Funds (Cost $65,451,848)		38,568,446

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.27%, 05/14/09‡‡	$25,000	24,997
0.73%, 05/14/09‡‡	105,000	104,984

		129,981

U.S. Treasury Note
5.13%, 05/15/16	47,000	56,084

Total U.S. Treasury Obligations (Cost $186,237)		186,065

TOTAL INVESTMENTS — 100.0% (Cost $65,638,085)		38,754,511
Other Assets in Excess of Liabilities — 0.0%		8,360

NET ASSETS — 100.0%		$38,762,871

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	65.1
International Equity Fund	25.2
Bond Funds	7.2
Money Market Fund	2.0
Futures Contracts	1.8
U.S. Treasury Obligations	0.5

101.8

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$38,568,446	$18,231
Level 2 — Other Significant Observable Inputs	186,065	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$38,754,511	$18,231

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	5

MyDestination 2045 Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	731,720	$731,720
GuideStone Equity Index Fund (GS4 Class)¥	94,993	989,832
GuideStone Real Estate Securities Fund (GS4 Class)¥	560,703	2,057,781
GuideStone Value Equity Fund (GS4 Class)¥	528,850	4,749,071
GuideStone Growth Equity Fund (GS4 Class)¥	430,669	4,784,727
GuideStone Small Cap Equity Fund (GS4 Class)¥	260,858	2,011,214
GuideStone International Equity Fund (GS4 Class)¥	657,539	5,339,216

Total Mutual Funds (Cost $30,938,757)		20,663,561

	Par
U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill 0.73%, 05/14/09‡‡ (Cost $104,987)	$105,000	104,984

TOTAL INVESTMENTS — 100.5% (Cost $31,043,744)		20,768,545
Liabilities in Excess of Other Assets — (0.5)%		(107,438)

NET ASSETS — 100.0%		$20,661,107

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	70.7
International Equity Fund	25.8
Money Market Fund	3.5
Futures Contracts	2.9
U.S. Treasury Obligation	0.5

103.4

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$20,663,561	$28,225
Level 2 — Other Significant Observable Inputs	104,984	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$20,768,545	$28,225

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

6	See Notes to Schedules of Investments.

Conservative Allocation Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.6%
GuideStone Money Market Fund (GS4 Class)¥	509,777	$509,777
GuideStone Low-Duration Bond Fund (GS4 Class)¥	14,723,676	179,187,133
GuideStone Equity Index Fund (GS4 Class)¥	302,860	3,155,806
GuideStone Value Equity Fund (GS4 Class)¥	1,876,940	16,854,919
GuideStone Growth Equity Fund (GS4 Class)¥	1,516,621	16,849,656
GuideStone Small Cap Equity Fund (GS4 Class)¥	517,001	3,986,081
GuideStone International Equity Fund (GS4 Class)¥	2,288,897	18,585,847

Total Mutual Funds (Cost $264,283,148)		239,129,219

	Par
U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bills
0.00%, 05/14/09‡‡	$90,000	89,986
0.01%, 05/14/09‡‡	25,000	24,996
0.10%, 05/14/09‡‡	655,000	654,902
0.11%, 05/14/09‡‡	50,000	49,993
0.12%, 05/14/09‡‡	30,000	29,996
0.23%, 05/14/09‡‡	445,000	444,933
0.07%, 06/11/09‡‡	55,000	54,981

		1,349,787

U.S. Treasury Note
4.88%, 04/30/11	4,085,000	4,428,079

Total U.S. Treasury Obligations (Cost $5,769,119)		5,777,866

TOTAL INVESTMENTS — 100.0% (Cost $270,052,267)		244,907,085
Other Assets in Excess of Liabilities — 0.0%		75,880

NET ASSETS — 100.0%		$244,982,965

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.1
Domestic Equity Funds	16.7
International Equity Fund	7.6
U.S. Treasury Obligations	2.4
Futures Contracts	0.6
Money Market Fund	0.2

100.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$239,129,219	$72,306
Level 2 — Other Significant Observable Inputs	5,777,866	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$244,907,085	$72,306

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	7

Balanced Allocation Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Money Market Fund (GS4 Class)¥	10,211,755	$10,211,755
GuideStone Low-Duration Bond Fund (GS4 Class)¥	10,011,242	121,836,815
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	14,480,889	174,639,518
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,759,906	69,406,870
GuideStone Global Bond Fund (GS4 Class)¥	5,895,673	41,918,238
GuideStone Equity Index Fund (GS4 Class)¥	2,233,696	23,275,110
GuideStone Value Equity Fund (GS4 Class)¥	12,421,564	111,545,644
GuideStone Growth Equity Fund (GS4 Class)¥	10,874,088	120,811,117
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,391,460	26,148,155
GuideStone International Equity Fund (GS4 Class)¥	15,115,764	122,740,006

Total Mutual Funds (Cost $1,100,107,220)		822,533,228

	Par
U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bills
0.00%, 05/14/09‡‡	$420,000	419,937
0.10%, 05/14/09‡‡	2,030,000	2,029,695
0.11%, 05/14/09‡‡	220,000	219,967
0.24%, 05/14/09‡‡	1,315,000	1,314,803

		3,984,402

U.S. Treasury Note
3.50%, 05/31/13	12,610,000	13,678,899

Total U.S. Treasury Obligations (Cost $17,660,038)		17,663,301

TOTAL INVESTMENTS — 100.0% (Cost $1,117,767,258)		840,196,529
Other Assets in Excess of Liabilities — 0.0%		223,863

NET ASSETS — 100.0%		$840,420,392

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.5
Domestic Equity Funds	33.6
International Equity Fund	14.6
U.S. Treasury Obligations	2.1
Futures Contracts	1.6
Money Market Fund	1.2

101.6

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$822,533,228	$705,433
Level 2 — Other Significant Observable Inputs	17,663,301	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$840,196,529	$705,433

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

8	See Notes to Schedules of Investments.

Growth Allocation Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Money Market Fund (GS4 Class)¥	8,258,116	$8,258,116
GuideStone Low-Duration Bond Fund (GS4 Class)¥	3,596,271	43,766,620
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,209,670	62,828,614
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,058,259	24,802,020
GuideStone Global Bond Fund (GS4 Class)¥	2,162,015	15,371,928
GuideStone Equity Index Fund (GS4 Class)¥	2,616,469	27,263,606
GuideStone Value Equity Fund (GS4 Class)¥	13,395,344	120,290,185
GuideStone Growth Equity Fund (GS4 Class)¥	11,607,621	128,960,672
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,681,816	28,386,798
GuideStone International Equity Fund (GS4 Class)¥	16,100,032	130,732,260

Total Mutual Funds (Cost $860,796,786)		590,660,819

	Par
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bills
0.00%, 05/14/09‡‡	$225,000	224,966
0.05%, 05/14/09‡‡	65,000	64,990
0.10%, 05/14/09‡‡	1,710,000	1,709,743
0.11%, 05/14/09‡‡	150,000	149,978
0.23%, 05/14/09‡‡	2,135,000	2,134,680

		4,284,357

U.S. Treasury Note
3.50%, 05/31/13	3,635,000	3,943,124

Total U.S. Treasury Obligations (Cost $8,225,429)		8,227,481

TOTAL INVESTMENTS — 99.9% (Cost $869,022,215)		598,888,300
Other Assets in Excess of Liabilities — 0.1%		320,013

NET ASSETS — 100.0%		$599,208,313

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.9
Bond Funds	24.5
International Equity Fund	21.8
Futures Contracts	2.0
Money Market Fund	1.4
U.S. Treasury Obligations	1.3

101.9

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$590,660,819	$891,052
Level 2 — Other Significant Observable Inputs	8,227,481	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$598,888,300	$891,052

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	9

Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS4 Class)¥	10,854,864	$10,854,864
GuideStone Equity Index Fund (GS4 Class)¥	2,969,388	30,941,023
GuideStone Value Equity Fund (GS4 Class)¥	14,965,777	134,392,673
GuideStone Growth Equity Fund (GS4 Class)¥	12,522,029	139,119,741
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,259,078	32,837,491
GuideStone International Equity Fund (GS4 Class)¥	17,557,961	142,570,644

Total Mutual Funds (Cost $788,082,755)		490,716,436

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.01%, 05/14/09‡‡	$60,000	59,991
0.10%, 05/14/09‡‡	1,155,000	1,154,826
0.13%, 05/14/09‡‡	55,000	54,992
0.29%, 05/14/09‡‡	400,000	399,940

Total U.S. Treasury Obligations (Cost $1,669,715)		1,669,749

TOTAL INVESTMENTS — 100.0% (Cost $789,752,470)		492,386,185
Other Assets in Excess of Liabilities — 0.0%		95,033

NET ASSETS — 100.0%		$492,481,218

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.5
International Equity Fund	29.0
Futures Contracts	2.4
Money Market Fund	2.2
U.S. Treasury Obligations	0.3

102.4

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$490,716,436	$959,767
Level 2 — Other Significant Observable Inputs	1,669,749	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$492,386,185	$959,767

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

10	See Notes to Schedules of Investments.

Conservative Allocation Fund I
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.2%
GuideStone Money Market Fund (GS2 Class)¥	275,265	$275,265
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,725,258	38,727,112
GuideStone Equity Index Fund (GS2 Class)¥	119,893	679,795
GuideStone Value Equity Fund (GS2 Class)¥	773,721	3,644,225
GuideStone Growth Equity Fund (GS2 Class)¥	520,287	3,642,011
GuideStone Small Cap Equity Fund (GS2 Class)¥	167,355	860,205
GuideStone International Equity Fund (GS2 Class)¥	634,954	4,025,609

Total Mutual Funds (Cost $64,226,108)		51,854,222

	Par
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bill
0.73%, 05/14/09‡‡	$180,000	179,973
U.S. Treasury Note
4.88%, 04/30/11	700,000	758,789

Total U.S. Treasury Obligations (Cost $937,270)		938,762

TOTAL INVESTMENTS — 100.0% (Cost $65,163,378)		52,792,984
Other Assets in Excess of Liabilities — 0.0%		18,988

NET ASSETS — 100.0%		$52,811,972

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.4
Domestic Equity Funds	16.7
International Equity Fund	7.6
U.S. Treasury Obligations	1.8
Futures Contracts	0.5
Money Market Fund	0.5

100.5

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$51,854,222	$12,912
Level 2 — Other Significant Observable Inputs	938,762	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$52,792,984	$12,912

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	11

Balanced Allocation Fund I
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.5%
GuideStone Money Market Fund (GS2 Class)¥	2,289,814	$2,289,814
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,260,577	34,936,730
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	7,177,853	50,173,192
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,453,185	19,959,410
GuideStone Global Bond Fund (GS4 Class)¥	1,692,832	12,036,034
GuideStone Equity Index Fund (GS2 Class)¥	1,179,071	6,685,332
GuideStone Value Equity Fund (GS2 Class)¥	6,810,627	32,078,055
GuideStone Growth Equity Fund (GS2 Class)¥	4,955,120	34,685,843
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,459,320	7,500,903
GuideStone International Equity Fund (GS2 Class)¥	5,558,022	35,237,858

Total Mutual Funds (Cost $347,805,146)		235,583,171

	Par
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bills
0.01%, 05/14/09‡‡	$55,000	54,992
0.02%, 05/14/09‡‡	35,000	34,995
0.10%, 05/14/09‡‡	650,000	649,902
0.12%, 05/14/09‡‡	60,000	59,991

		799,880

U.S. Treasury Note
3.50%, 05/31/13	2,460,000	2,668,524

Total U.S. Treasury Obligations (Cost $3,467,810)		3,468,404

TOTAL INVESTMENTS — 100.0% (Cost $351,272,956)		239,051,575
Other Assets in Excess of Liabilities — 0.0%		35,840

NET ASSETS — 100.0%		$239,087,415

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	49.0
Domestic Equity Funds	33.9
International Equity Fund	14.7
U.S. Treasury Obligations	1.5
Futures Contracts	1.1
Money Market Fund	0.9

101.1

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$235,583,171	$136,886
Level 2 — Other Significant Observable Inputs	3,468,404	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$239,051,575	$136,886

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

12	See Notes to Schedules of Investments.

Growth Allocation Fund I
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.2%
GuideStone Money Market Fund (GS2 Class)¥	1,904,787	$1,904,787
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,319,752	10,821,966
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,225,849	15,558,685
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,063,730	6,148,362
GuideStone Global Bond Fund (GS4 Class)¥	535,240	3,805,557
GuideStone Equity Index Fund (GS2 Class)¥	1,190,657	6,751,024
GuideStone Value Equity Fund (GS2 Class)¥	6,331,407	29,820,927
GuideStone Growth Equity Fund (GS2 Class)¥	4,559,335	31,915,344
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,365,961	7,021,040
GuideStone International Equity Fund (GS2 Class)¥	5,103,503	32,356,209

Total Mutual Funds (Cost $244,573,997)		146,103,901

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bills
0.03%, 05/14/09‡‡	$20,000	19,997
0.05%, 05/14/09‡‡	30,000	29,996
0.10%, 05/14/09‡‡	380,000	379,943
0.12%, 05/14/09‡‡	30,000	29,995
0.12%, 05/14/09‡‡	35,000	34,995

		494,926

U.S. Treasury Note
3.50%, 05/31/13	660,000	715,945

Total U.S. Treasury Obligations (Cost $1,210,720)		1,210,871

TOTAL INVESTMENTS — 100.0% (Cost $245,784,717)		147,314,772
Other Assets in Excess of Liabilities — 0.0%		15,590

NET ASSETS — 100.0%		$147,330,362

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	51.2
Bond Funds	24.7
International Equity Fund	22.0
Futures Contracts	1.4
Money Market Fund	1.3
U.S. Treasury Obligations	0.8

101.4

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$146,103,901	$104,491
Level 2 — Other Significant Observable Inputs	1,210,871	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$147,314,772	$104,491

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	13

Aggressive Allocation Fund I
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS2 Class)¥	2,173,814	$2,173,814
GuideStone Equity Index Fund (GS2 Class)¥	1,078,106	6,112,863
GuideStone Value Equity Fund (GS2 Class)¥	5,648,317	26,603,572
GuideStone Growth Equity Fund (GS2 Class)¥	3,927,355	27,491,483
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,261,796	6,485,632
GuideStone International Equity Fund (GS2 Class)¥	4,444,033	28,175,170

Total Mutual Funds (Cost $185,541,833)		97,042,534

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.03%, 05/14/09‡‡	$30,000	29,996
0.10%, 05/14/09‡‡	245,000	244,963
0.12%, 05/14/09‡‡	45,000	44,993

Total U.S. Treasury Obligations (Cost $319,964)		319,952

TOTAL INVESTMENTS — 100.0% (Cost $185,861,797)		97,362,486
Other Assets in Excess of Liabilities — 0.0%		15,668

NET ASSETS — 100.0%		$97,378,154

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.5
International Equity Fund	29.0
Futures Contracts	2.3
Money Market Fund	2.2
U.S. Treasury Obligations	0.3

102.3

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$97,042,534	$120,305
Level 2 — Other Significant Observable Inputs	319,952	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$97,362,486	$120,305

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

14	See Notes to Schedules of Investments.

Money Market Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 10.5%
Federal Home Loan Bank
0.72%, 02/05/10†	$6,620,000	$6,620,000
0.81%, 02/26/10†	6,800,000	6,800,000
Federal Home Loan Mortgage Corporation
0.56%, 08/17/09	40,000,000	39,914,133
0.72%, 11/05/09	5,000,000	4,978,200
Federal National Mortgage Association
1.15%, 05/11/09	32,000,000	31,959,111
2.00%, 05/14/09	4,650,000	4,638,892
1.22%, 05/15/09Ω	10,000,000	9,985,089
1.30%, 06/22/09	8,000,000	7,976,311
0.60%, 08/26/09	8,000,000	7,980,400

Total Agency Obligations (Cost $120,852,136)		120,852,136

CERTIFICATES OF DEPOSIT — 33.0%
Banco Bilbao Vizcaya Argentaria S.A. NY
2.70%, 04/14/09	2,000,000	2,000,007
0.81%, 04/29/09	7,000,000	7,000,054
0.97%, 07/01/09	2,000,000	2,000,051
Bank of Nova Scotia Houston
0.70%, 06/12/09	5,000,000	5,000,000
Barclays Bank PLC NY
0.95%, 04/14/09	12,000,000	12,000,000
BNP Paribas NY
0.63%, 04/17/09	15,000,000	15,000,000
1.01%, 05/19/09	10,000,000	10,000,000
0.87%, 06/02/09	15,000,000	15,000,000
2.29%, 06/08/09	6,000,000	6,000,000
0.87%, 06/12/09	6,000,000	6,000,000
Chase Bank USA NA
0.52%, 07/15/09	1,200,000	1,200,000
Citibank N.A.
1.40%, 04/02/09	800,000	800,000
0.55%, 04/09/09	15,000,000	15,000,000
0.35%, 04/13/09	18,000,000	18,000,000
DnB NORBank ASA NY
0.84%, 06/08/09	15,000,000	15,000,000
0.78%, 06/29/09	35,000,000	35,000,000
Rabobank Nederland NV NY
0.55%, 04/23/09	25,000,000	25,000,000
0.75%, 06/09/09	20,000,000	20,000,000
Royal Bank of Scotland NY
1.32%, 06/30/09	500,000	500,000
Sanpaolo IMI SpA NY
2.85%, 11/12/09	3,000,000	3,000,000
Societe Generale NY
0.95%, 05/28/09	15,000,000	15,000,000
0.97%, 06/09/09	20,000,000	20,000,000
1.60%, 06/17/09	6,000,000	6,000,000
State Street Bank & Trust Co.
0.85%, 04/27/09	30,000,000	30,000,000
1.05%, 06/15/09	23,000,000	23,000,000
Svenska Handelsbanken NY
0.92%, 05/26/09	12,000,000	12,000,000
0.96%, 06/04/09	25,000,000	25,000,443
Toronto Dominion Bank NY
2.42%, 06/11/09	6,750,000	6,750,000
UBS AG Stamford
1.06%, 06/03/09	9,000,000	9,000,000
US Bank NA
0.50%, 04/23/09	20,000,000	20,000,000

Total Certificates of Deposit (Cost $380,250,555)		380,250,555

COMMERCIAL PAPER — 42.9%
Atlantis One Funding Corporation
0.50%, 04/08/09	21,000,000	20,997,958
0.75%, 05/12/09	19,000,000	18,983,771
0.75%, 06/16/09	15,000,000	14,976,250
Barton Capital Corporation
0.42%, 04/08/09	1,500,000	1,499,878
0.45%, 04/13/09	30,000,000	29,995,500
0.70%, 05/15/09	16,000,000	15,986,311
BASF SE
0.42%, 04/15/09	21,000,000	20,996,570
CAFCO LLC
0.80%, 04/23/09	12,000,000	11,994,133
Danske Corporation
0.52%, 04/20/09	37,000,000	36,989,845
1.00%, 06/15/09	18,000,000	17,962,500
Falcon Asset Securization Co., LLC
0.45%, 04/14/09	3,000,000	2,999,513
Hewlett-Packard Co.
0.43%, 05/05/09	35,000,000	34,985,786
ING America Insurance Holdings
1.25%, 04/09/09	10,000,000	9,997,222
0.85%, 04/16/09	8,500,000	8,496,990
ING US Funding LLC
0.92%, 05/18/09	29,000,000	28,965,168
JPMorgan Chase Funding, Inc.
0.60%, 05/07/09	13,000,000	12,992,200
Jupiter Securitization Co., LLC
0.20%, 04/01/09	11,425,000	11,425,000
Liberty Street Funding LLC
0.70%, 04/27/09	1,000,000	999,495
Nordea North America, Inc.
1.20%, 04/03/09	13,000,000	12,999,133
Old Line Funding LLC
0.65%, 05/06/09	12,000,000	11,992,417
Park Avenue Receivables Corporation
0.45%, 04/06/09	5,770,000	5,769,639
Rabobank USA Financial Corporation
0.73%, 06/15/09	10,000,000	9,984,792
Santander Central Hispano Finance Delaware, Inc.
1.65%, 08/03/09	5,000,000	4,971,583
Societe Generale North America, Inc.
0.96%, 06/03/09	7,000,000	6,988,240
1.39%, 07/07/09	4,000,000	3,985,019
Solitaire Funding LLC
0.55%, 04/27/09	35,000,000	34,986,097
Thunder Bay Funding LLC
0.70%, 04/13/09	8,000,000	7,998,133
0.52%, 05/04/09	10,342,000	10,337,070
Toyota Motor Credit Corporation
1.15%, 04/14/09	10,000,000	9,995,847

See Notes to Schedules of Investments.	15

Money Market Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
UBS Finance Delaware LLC
1.50%, 04/13/09	$3,000,000	$2,998,500
1.40%, 04/30/09	8,600,000	8,592,520
1.06%, 05/18/09	31,000,000	30,957,100
Yorktown Capital LLC
0.45%, 04/24/09	30,000,000	29,991,375

Total Commercial Paper (Cost $493,791,555)		493,791,555

VARIABLE RATE OBLIGATIONS — 3.8%
Bank of Montreal
1.01%, 04/07/09 144A†	9,200,000	9,200,000
General Electric Capital Corporation
0.56%, 04/24/09†	5,500,000	5,500,000
HSBC USA, Inc.
1.56%, 04/14/09†	1,645,000	1,645,000
ING Bank NV
1.57%, 05/26/09 144A†	4,750,000	4,750,000
ING USA Global Funding Trust
1.75%, 06/19/09†	2,725,000	2,725,000
Lloyds Banking Group PLC
1.54%, 05/07/09 144A†	7,450,000	7,450,000
Nordea Bank AB
1.51%, 04/24/09 144A†	6,900,000	6,900,000
Wachovia Bank NA
1.85%, 04/06/09†Δ	6,250,000	6,250,000

Total Variable Rate Obligations (Cost $44,420,000)		44,420,000

	Shares
MONEY MARKET FUND — 0.2%
Northern Institutional Liquid Assets Portfolio§ (Cost $2,038,750)	2,038,750	2,038,750

	Par
U.S. TREASURY OBLIGATIONS — 9.8%
U.S. Treasury Bills
0.31%, 05/07/09	$5,000,000	4,998,475
0.29%, 05/15/09	15,000,000	14,994,665
0.33%, 05/21/09	6,900,000	6,896,885
0.30%, 05/28/09	15,000,000	14,992,946
0.30%, 05/28/09	6,800,000	6,796,770
0.45%, 08/13/09	6,000,000	5,990,062
0.41%, 08/20/09	15,000,000	14,975,912
0.47%, 08/20/09	12,000,000	11,977,934
0.49%, 08/27/09	5,000,000	4,989,918
0.32%, 09/03/09Δ	26,000,000	25,964,178

Total U.S. Treasury Obligations (Cost $112,577,745)		112,577,745

TOTAL INVESTMENTS — 100.2% (Cost $1,153,930,741)		1,153,930,741
Liabilities in Excess of Other Assets — (0.2)%		(2,146,067)

NET ASSETS — 100.0%		$1,151,784,674

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	42.9
Certificates of Deposit	33.0
Agency Obligations	10.5
U.S. Treasury Obligations	9.8
Variable Rate Obligations	3.8
Money Market Fund	0.2

100.2

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$2,038,750	$—
Level 2 — Other Significant Observable Inputs	1,151,891,991	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,153,930,741	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

16	See Notes to Schedules of Investments.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 5.3%
Federal Home Loan Bank
5.00%, 03/14/14	$200,000	$222,301
5.38%, 06/13/14	895,000	1,013,204
5.25%, 09/12/14	895,000	1,009,794
Federal Home Loan Mortgage Corporation
3.25%, 02/25/11	5,350,000	5,524,907
5.88%, 03/21/11	2,310,000	2,425,558
4.63%, 10/25/12	3,260,000	3,540,363
Federal National Mortgage Association
2.88%, 10/12/10	3,855,000	3,963,264
6.25%, 02/01/11	1,275,000	1,347,393
2.00%, 02/11/11	1,780,000	1,785,778
1.75%, 03/23/11	4,380,000	4,410,323
5.25%, 08/01/12	1,580,000	1,655,507
2.88%, 12/11/13	3,625,000	3,709,647
Small Business Administration
6.95%, 11/10/16	636,509	683,987

Total Agency Obligations (Cost $30,572,935)		31,292,026

ASSET-BACKED SECURITIES — 10.1%
Accredited Mortgage Loan Trust
0.57%, 02/25/37†	1,016,441	901,395
American Express Issuance Trust
4.02%, 01/18/11	2,580,000	2,564,217
Amresco Independence Funding, Inc.
3.75%, 06/15/26 144A	302,095	188,762
Asset-Backed Securities Corporation Home Equity
0.80%, 09/25/34†	100,868	67,468
0.57%, 11/25/36†	61,495	60,472
Bear Stearns Asset-Backed Securities Trust
0.57%, 11/25/36†	522,593	415,350
0.71%, 02/25/37†	1,950,886	1,598,372
1.52%, 10/25/37†	1,322,494	851,155
Business Loan Express
2.25%, 01/01/25 144A†	205,585	151,830
Capital Auto Receivables Asset Trust
5.32%, 03/20/10 144A	1,326,372	1,319,584
Carmax Auto Owner Trust
5.24%, 07/15/11	2,817,908	2,841,504
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	2,813,020	2,926,047
Chase Issuance Trust
0.58%, 03/15/13†	1,100,000	1,043,168
Citigroup Mortgage Loan Trust, Inc.
0.58%, 07/25/45†	2,835,703	2,010,606
Conseco Financial Corporation
6.04%, 11/01/29	24,982	17,480
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	900,000	377,968
Daimler Chrysler Auto Trust
1.46%, 07/08/11†	1,265,884	1,246,189
FHLMC Structured Pass-Through Securities
0.78%, 08/25/31†	1,121,375	899,467
First Franklin Mortgage Loan Asset-Backed Certificates
0.57%, 12/25/36†	127,285	124,276
Ford Credit Auto Owner Trust
5.07%, 12/15/10	2,422,536	2,431,502
1.46%, 01/15/11†	1,265,614	1,253,770
0.60%, 02/15/12†	2,520,000	2,325,045
3.96%, 04/15/12	3,585,000	3,462,761
Fremont Home Loan Trust
0.57%, 10/25/36†	123,369	111,907
GSAA Trust
0.84%, 12/25/34†	540,756	240,381
Honda Auto Receivables Owner Trust
5.12%, 10/15/10	707,242	712,499
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	249,227	214,612
JP Morgan Mortgage Acquisition Corporation
0.57%, 06/25/37†	2,206,411	1,849,596
Long Beach Mortgage Loan Trust
0.56%, 11/25/36†	219,058	201,461
Morgan Stanley ABS Capital I
0.57%, 11/25/36†	1,140,039	1,045,186
0.56%, 01/25/37†	828,940	720,696
0.63%, 02/25/37†	1,525,589	1,203,814
0.58%, 05/25/37†	1,749,230	1,386,380
Option One Mortgage Loan Trust
0.56%, 02/25/37†	121,027	117,964
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	362,385
Securitized Asset-Backed Receivables LLC Trust
0.56%, 01/25/37†	843,622	745,101
SLM Student Loan Trust
2.26%, 10/25/16†	3,985,000	3,878,525
2.46%, 01/25/18†	3,975,000	3,833,030
1.15%, 10/25/18†	934,169	918,988
Soundview Home Equity Loan Trust
0.64%, 01/25/37†	997,686	799,905
0.58%, 08/25/37†	1,204,955	1,050,860
Specialty Underwriting & Residential Finance
0.57%, 11/25/37†	232,984	223,447
Structured Asset Investment Loan Trust
0.57%, 07/25/36†	152,280	133,332
Structured Asset Securities Corporation
4.90%, 04/25/35†	1,294,112	686,392
0.57%, 10/25/36†	478,708	418,719
Structured Asset Receivables Trust
1.63%, 04/21/11 144A†	2,010,095	1,547,773
TXU Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	2,360,000	2,432,496

See Notes to Schedules of Investments.	17

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
USAA Auto Owner Trust
4.89%, 08/15/12	$1,877,704	$1,895,655
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	3,000,000	3,020,065
Wells Fargo Home Equity Trust
0.61%, 04/25/37†	1,372,210	1,146,883

Total Asset-Backed Securities (Cost $65,991,133)		59,976,440

CORPORATE BONDS — 21.7%
3M Co.
4.50%, 11/01/11	590,000	625,947
Abbott Laboratories
5.60%, 05/15/11Δ	750,000	804,583
AEP Texas Central Transition Funding LLC
4.98%, 07/01/13	2,900,000	3,046,084
American Electric Power Co., Inc.
5.25%, 06/01/15Δ	1,600,000	1,498,784
American Express Co.
7.00%, 03/19/18	1,400,000	1,236,964
American International Group, Inc.
2.63%, 07/19/13(E)†	400,000	183,604
8.25%, 08/15/18 144A@	2,700,000	1,156,645
Amgen, Inc.
4.00%, 11/18/09	1,000,000	1,012,945
Anadarko Petroleum Corporation
1.72%, 09/15/09†	295,000	293,977
AT&T, Inc.
5.50%, 02/01/18	5,600,000	5,424,261
Bank of America Corporation
4.38%, 12/01/10Δ	1,290,000	1,218,459
8.13%, 12/15/49†	3,100,000	1,275,154
Bank of America NA
1.82%, 05/12/10†	3,100,000	2,891,004
1.78%, 06/23/10†	2,500,000	2,314,355
Bank of New York Mellon Corporation
1.33%, 03/23/12†	980,000	914,787
Bear Stearns Co., Inc.
7.25%, 02/01/18	3,300,000	3,413,497
BellSouth Corporation
4.20%, 09/15/09Δ	2,217,000	2,238,381
4.75%, 11/15/12Δ	1,300,000	1,323,572
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12 144A	3,495,000	3,492,082
Bottling Group LLC
6.95%, 03/15/14	1,320,000	1,502,473
Caterpillar Financial Services Corporation
5.75%, 02/15/12Δ	575,000	575,260
Chevron Corporation
3.45%, 03/03/12Δ	3,375,000	3,466,658
Chicago Transit Authority
6.90%, 12/01/40	3,600,000	3,594,996
Cisco Systems, Inc.
5.25%, 02/22/11	750,000	793,332
Citigroup Capital XXI
8.30%, 12/21/57†	3,100,000	1,494,842
Citigroup, Inc.
6.13%, 05/15/18	6,400,000	5,533,293
Comcast Corporation
1.46%, 07/14/09†	1,735,000	1,726,018
ConocoPhillips
4.75%, 02/01/14Δ	400,000	416,509
ConocoPhillips Australia Funding Co.
1.50%, 04/09/09†	835,000	835,002
COX Communications, Inc.
7.75%, 11/01/10	1,225,000	1,247,759
7.13%, 10/01/12	420,000	418,419
CVS Caremark Corporation
4.00%, 09/15/09Δ	1,085,000	1,086,440
1.56%, 06/01/10†	1,380,000	1,330,201
Duke Energy Ohio, Inc.
5.70%, 09/15/12Δ	1,375,000	1,404,982
Eaton Corporation
5.95%, 03/20/14	600,000	602,141
Eli Lilly & Co.
3.55%, 03/06/12	1,300,000	1,329,095
Florida Power Corporation
6.65%, 07/15/11	600,000	641,320
FPL Group Capital, Inc.
5.63%, 09/01/11	475,000	505,114
General Electric Capital Corporation
5.00%, 12/01/10Δ‡‡	1,740,000	1,727,322
1.80%, 03/11/11	2,615,000	2,623,203
2.20%, 06/08/12Δ	1,153,000	1,161,333
6.50%, 09/15/67 144A(U)†@	1,600,000	987,173
Goldman Sachs Group, Inc.
1.63%, 07/15/11Δ	400,000	400,516
6.25%, 09/01/17	300,000	278,445
6.15%, 04/01/18	3,100,000	2,836,329
Hewlett-Packard Co.
4.25%, 02/24/12Δ	1,961,000	2,015,869
HSBC USA, Inc.
3.13%, 12/16/11Δ	1,266,000	1,309,154
John Deere Capital Corporation
1.84%, 01/18/11†	760,000	728,411
2.04%, 06/10/11†	4,700,000	4,467,829
JPMorgan Chase & Co.
5.60%, 06/01/11Δ	520,000	525,303
2.20%, 06/15/12	1,350,000	1,361,713
Kraft Foods, Inc.
5.63%, 08/11/10Δ	495,000	507,123
6.13%, 02/01/18	600,000	602,371
6.88%, 02/01/38	1,100,000	1,083,582
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	79,500
6.20%, 09/26/14#	500,000	66,250
6.75%, 12/28/17#	2,600,000	260
6.88%, 05/02/18#	2,400,000	300,000
MidAmerican Energy Co.
5.13%, 01/15/13	515,000	521,703
MidAmerican Energy Holdings Co.
5.88%, 10/01/12Δ	550,000	571,445
Midamerican Funding LLC
6.75%, 03/01/11	600,000	620,038
Morgan Stanley
1.29%, 05/07/09†	300,000	299,553

18	See Notes to Schedules of Investments.

	Par	Value
3.34%, 05/14/10†	$2,200,000	$2,143,684
2.25%, 03/13/12	2,030,000	2,047,237
5.95%, 12/28/17	7,600,000	6,915,248
Nabors Industries, Inc.
6.15%, 02/15/18	3,300,000	2,585,939
Novartis Capital Corporation
4.13%, 02/10/14	210,000	214,833
Oracle Corporation
5.00%, 01/15/11	1,040,000	1,090,794
Overseas Private Investment Corporation
17.35%, 07/12/10Ω	1,760,216	1,812,086
6.59%, 07/12/12Ω	2,100,000	2,194,500
5.75%, 04/15/14	1,600,000	1,664,000
Pfizer, Inc.
4.45%, 03/15/12Δ	700,000	719,502
Procter & Gamble Co.
4.60%, 01/15/14	535,000	566,804
3.50%, 02/15/15	200,000	200,180
Progress Energy, Inc.
7.10%, 03/01/11Δ	1,120,000	1,161,612
Roche Holdings, Inc.
4.50%, 03/01/12 144A	2,296,000	2,338,793
Sprint Capital Corporation
8.38%, 03/15/12	1,000,000	905,000
Time Warner Cable, Inc.
5.40%, 07/02/12	1,325,000	1,280,814
Time Warner, Inc.
1.46%, 11/13/09†	6,000,000	5,888,844
Union Pacific Corporation
6.13%, 01/15/12	365,000	379,078
Verizon Global Funding Corporation
7.25%, 12/01/10	675,000	713,405
6.88%, 06/15/12Δ	445,000	472,684
Verizon Wireless Capital LLC
5.25%, 02/01/12 144AΔ	2,585,000	2,621,379
5.55%, 02/01/14 144A	400,000	400,754
Wachovia Corporation
1.44%, 03/15/11†Δ	540,000	505,189
5.30%, 10/15/11Δ	394,000	389,175
Wells Fargo & Co.
7.98%, 03/15/49†Δ	400,000	188,226
XTO Energy, Inc.
5.00%, 08/01/10	1,020,000	1,015,608
ZFS Finance USA Trust I
5.88%, 05/09/32 144A†Δ	845,000	335,154
6.15%, 12/15/65 144A†Δ	845,000	365,324

Total Corporate Bonds (Cost $146,055,148)		129,059,210

FOREIGN BONDS — 10.8%
Australia — 0.8%
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/14	200,000	201,596
Commonwealth Bank of Australia
2.40%, 01/12/12 144AΔ	1,004,000	1,002,376
Macquarie Bank, Ltd.
2.60%, 01/20/12 144A	880,000	877,136
National Australia Bank, Ltd.
1.69%, 02/08/10 144A†@	1,600,000	1,600,320
2.55%, 01/13/12 144A	1,191,000	1,193,201

		4,874,629

Bermuda — 0.1%
Ingersoll-Rand Global Holding Co., Ltd.
2.73%, 08/13/10†	545,000	507,306

Canada — 1.1%
Export Development Canada
2.38%, 03/19/12	1,410,000	1,422,916
Province of Ontario
3.13%, 09/08/10Δ	760,000	768,948
2.75%, 02/22/11Δ	775,000	793,190
6.50%, 03/08/29(C)	1,500,000	1,417,659
4.70%, 06/02/37(C)	1,100,000	857,892
Royal Bank of Canada
5.65%, 07/20/11	550,000	586,350
Toronto-Dominion Bank
4.29%, 09/10/10(E)†	550,000	721,839

		6,568,794

Cayman Islands — 0.1%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A@	472,222	427,898
4.63%, 06/15/10 144A@	472,222	427,111

		855,009

France — 1.5%
Caisse d’Amortissement de la Dette Sociale
3.75%, 07/12/09(E)	1,600,000	2,140,115
EDF SA
6.50%, 01/26/19 144A@	900,000	928,804
6.95%, 01/26/39 144A@	2,900,000	2,883,342
Societe Financement de l’Economie Francaise
2.13%, 01/30/12 144A	1,640,000	1,639,954
2.38%, 03/26/12 144AΔ	1,155,000	1,158,985

		8,751,200

Germany — 0.7%
Deutsche Bank AG
5.00%, 10/12/10Δ	515,000	516,719
Deutsche Bundesrepublik
4.25%, 07/04/39(E)	500,000	710,023
Kreditanstalt fuer Wiederaufbau
4.38%, 06/30/09(E)	1,000,000	1,338,169
3.50%, 03/10/14	1,605,000	1,614,898

		4,179,809

Netherlands — 1.6%
ING Bank NV
2.63%, 02/09/12 144A	1,200,000	1,225,745
3.90%, 03/19/14 144A@	2,400,000	2,418,835
Koninklijke KPN NV
8.00%, 10/01/10	1,430,000	1,479,933
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,401,421
Shell International Finance BV
4.00%, 03/21/14	2,650,000	2,690,190

		9,216,124

See Notes to Schedules of Investments.	19

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Norway — 0.2%
Eksportfinans A/S
5.00%, 02/14/12	$1,125,000	$1,170,776

South Korea — 0.4%
Export-Import Bank of Korea
1.35%, 06/01/09†	1,300,000	1,298,110
8.13%, 01/21/14Δ	1,300,000	1,345,044

		2,643,154

Supranational — 0.4%
European Investment Bank
4.75%, 04/15/11(E)	1,500,000	2,110,859

Sweden — 0.1%
Swedbank AB
2.80%, 02/10/12 144A	600,000	602,610

Switzerland — 0.8%
UBS AG
2.22%, 06/19/10†	3,100,000	2,925,879
5.88%, 12/20/17	2,000,000	1,722,988

		4,648,867

United Kingdom — 3.0%
Bank of England PLC
2.38%, 03/19/12 144A	600,000	603,140
Barclays Bank PLC
4.25%, 10/27/11(E)	1,000,000	1,400,922
2.70%, 03/05/12 144A	740,000	744,114
BP Capital Markets PLC
5.25%, 11/07/13	525,000	562,506
HSBC Holdings PLC
6.50%, 09/15/37	1,600,000	1,313,106
United Kingdom Gilt
5.00%, 03/07/12(U)	3,800,000	5,914,657
4.00%, 03/07/22(U)	4,400,000	6,581,629
Vodafone Group PLC
1.54%, 02/27/12†	950,000	875,802

		17,995,876

Total Foreign Bonds (Cost $65,549,238)		64,125,013

MORTGAGE-BACKED SECURITIES — 67.1%
Adjustable Rate Mortgage Trust
0.79%, 11/25/35†	878,680	408,888
0.77%, 03/25/36†	1,518,738	695,950
5.94%, 03/25/37†	3,437,701	1,553,893
American Home Mortgage Investment Trust
4.29%, 10/25/34†	1,280,930	891,722
American Home Mortgage Assets
0.79%, 11/25/35†	843,266	366,584
2.55%, 11/25/46†	1,467,181	435,505
Bank of America Commercial Mortgage, Inc.
3.88%, 09/11/36	1,613,659	1,581,805
Bank of America Funding Corporation
6.11%, 01/20/47†	1,251,557	588,885
Bank of America Mortgage Securities, Inc.
6.50%, 10/01/19	322,580	310,828
6.16%, 11/20/36†	1,946,020	1,038,591
Bear Stearns Adjustable Rate Mortgage Trust
4.91%, 12/01/33†	507,413	328,212
5.21%, 01/25/34†	486,430	328,830
4.02%, 07/25/34†	1,376,862	1,061,592
2.94%, 03/25/35†	2,129,900	1,445,149
Bear Stearns Alt-A Trust
0.89%, 06/25/34†	571,966	269,147
5.49%, 09/25/35†	775,810	382,431
Bear Stearns Commercial Mortgage Securities
0.67%, 03/15/19 144A†@	1,379,798	1,168,171
4.48%, 06/11/41	600,000	559,558
4.03%, 02/13/46	344,726	342,226
Chase Manhattan Bank - First Union National Bank
7.44%, 08/15/31†	1,307,329	1,309,057
Commercial Mortgage Pass-Through Certificates
7.42%, 08/15/33†	1,632,474	1,648,643
Countrywide Alternative Loan Trust
6.00%, 10/25/32	204,562	176,819
5.50%, 05/31/35	922,688	776,615
Countrywide Home Loan Mortgage Pass-Through Trust
5.11%, 09/25/33†	1,435,787	1,002,773
0.79%, 01/25/35†	252,068	127,540
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	800,000	245,558
5.89%, 10/25/36 STEP	800,000	269,957
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	1,949,645	1,987,717
Federal Home Loan Mortgage Corporation
15.25%, 08/01/11	821	939
5.38%, 09/15/11	2,900,898	2,992,021
4.00%, 08/01/15	1,205,307	1,219,456
5.00%, 11/15/16	995,269	1,012,801
3.50%, 12/01/18	2,646,409	2,634,003
10.75%, 02/01/19	65,569	69,464
0.79%, 02/15/19†	4,434,770	4,290,751
6.00%, 11/01/22	1,704,663	1,787,357
4.25%, 06/15/24	482,406	484,728
5.33%, 07/01/27†	22,881	23,377
0.81%, 12/15/30†	847,052	837,526
4.02%, 06/01/33†	2,019,359	2,028,090
3.91%, 04/01/34†	1,942,808	1,972,568
4.38%, 10/01/34†	670,065	673,641
4.36%, 08/01/35†	1,414,470	1,436,394
4.89%, 10/01/35†	943,675	967,541
5.05%, 12/01/35†	4,055,758	4,151,086
5.84%, 04/01/36†	2,858,392	2,938,388
47.33%, 04/15/38 IOΩ†	10,936,502	1,016,324
6.00%, 08/01/38	1,172,110	1,233,336
5.50%, 04/01/39 TBA	5,000,000	5,187,500
Federal Housing Authority
7.43%, 09/01/22	1,536	1,521
Federal National Mortgage Association
5.50%, 12/01/18	1,051,671	1,104,824
4.00%, 11/25/19	730,669	746,893
5.50%, 09/25/24	854,959	863,468

20	See Notes to Schedules of Investments.

	Par	Value
5.00%, 12/01/24†	$73,762	$75,252
9.00%, 05/01/25	79,036	87,229
9.00%, 07/01/25	88,231	97,270
6.00%, 02/25/27	1,657,721	1,691,734
5.50%, 11/25/27	2,412,101	2,457,673
1.12%, 05/25/30†	1,677,320	1,658,380
1.17%, 05/25/30†	1,702,354	1,689,201
0.77%, 09/25/30†	39,639	39,330
4.85%, 09/01/31†	72,293	72,758
3.31%, 03/25/32	325,415	308,490
5.50%, 09/25/32	2,900,000	3,028,307
3.83%, 04/01/33†	383,063	387,409
5.50%, 05/14/33 TBA	57,700,000	59,746,528
4.47%, 06/01/33†	220,147	224,000
5.50%, 06/01/33	20,443	21,307
5.50%, 07/01/33	17,984	18,744
5.17%, 10/01/33†	879,594	902,901
5.50%, 10/01/33	102,368	106,695
4.88%, 12/01/33†	263,308	269,077
4.50%, 06/01/34	60,217	61,725
4.50%, 09/01/34	235,221	240,893
4.88%, 09/01/34†	881,352	903,405
5.09%, 09/01/34†	616,850	635,332
4.73%, 10/01/34†	949,712	966,851
5.07%, 10/01/34†	1,047,565	1,078,178
4.50%, 12/01/34	71,752	73,482
4.50%, 02/01/35	2,678,374	2,740,861
4.50%, 03/01/35	1,552,823	1,589,050
4.50%, 04/01/35	2,546,274	2,605,679
4.50%, 05/01/35	777,789	795,935
4.50%, 06/01/35	60,477	61,888
5.00%, 06/01/35	33,455,735	34,597,934
4.50%, 08/01/35	1,597,615	1,634,888
4.69%, 08/01/35†	4,806,905	4,927,989
4.41%, 09/01/35†	2,247,628	2,298,726
4.50%, 09/01/35	1,002,247	1,025,629
4.65%, 09/01/35†	2,963,475	2,994,360
4.50%, 10/01/35	597,796	611,742
5.34%, 10/01/35†	2,011,090	2,077,635
4.50%, 11/01/35	661,731	677,169
5.51%, 12/01/35†	169,626	174,567
32.31%, 03/25/37 IOΩ†	7,313,730	602,353
5.50%, 08/01/37	4,976,816	5,180,943
6.00%, 04/01/39 TBA	5,000,000	5,221,875
4.50%, 04/13/39 TBA	1,500,000	1,532,812
6.00%, 05/12/39 TBA	1,100,000	1,146,062
3.02%, 07/01/44†	326,764	323,594
6.50%, 12/31/49	816,231	824,004
FHLMC Structured Pass-Through Securities
1.52%, 05/25/43†	1,421,604	1,394,902
3.45%, 07/25/44†	2,385,594	2,335,681
First Horizon Alternative Mortgage Securities
4.65%, 06/25/34†	777,556	453,420
GE Capital Commercial Mortgage Corporation
4.09%, 01/10/38	872,523	863,488
5.56%, 06/10/38	415,335	414,899
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33†	1,935,472	1,949,031
6.70%, 04/15/34	2,392,968	2,404,884
7.18%, 08/15/36†	753,993	757,790
Government National Mortgage Association
6.00%, 02/15/11	12,022	12,072
5.38%, 06/20/17†	18,135	18,551
5.38%, 06/20/21†	8,286	8,475
4.13%, 10/20/27†	60,810	61,022
8.50%, 10/15/29	28,017	30,634
8.50%, 01/15/30	25,006	27,351
1.16%, 02/16/30†	241,756	239,143
8.50%, 03/15/30	4,302	4,706
8.50%, 04/15/30	13,516	14,784
8.50%, 05/15/30	138,055	151,006
8.50%, 06/15/30	13,365	14,618
8.50%, 07/15/30	109,810	120,109
8.50%, 08/15/30	22,336	24,432
8.50%, 09/15/30	2,416	2,643
8.50%, 11/15/30	65,891	72,073
8.50%, 12/15/30	65,466	71,607
8.50%, 02/15/31	42,296	46,212
3.75%, 05/20/34†	1,119,052	1,119,283
6.00%, 06/15/36	760,242	796,079
6.50%, 10/20/37	3,631,831	3,810,115
6.00%, 04/01/38 TBA	52,500,000	54,846,120
6.00%, 07/20/38	3,940,927	4,117,993
6.50%, 07/20/38	3,606,997	3,784,317
6.50%, 08/20/38	856,743	898,860
6.50%, 09/20/38	2,570,358	2,696,717
6.00%, 02/15/39	2,990,797	3,128,980
5.00%, 04/01/39 TBA	1,000,000	1,036,875
5.50%, 04/20/39 TBA	19,300,000	20,084,063
6.50%, 04/20/39 TBA	500,000	524,531
Greenpoint Mortgage Funding Trust
0.70%, 01/25/37†	1,234,025	445,880
0.79%, 11/25/45†	372,590	170,045
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A@	225,352	224,683
12.19%, 01/10/40 IO 144AΩ†	20,252,244	157,273
GSR Mortgage Loan Trust
4.33%, 06/01/34†	632,391	457,810
4.71%, 09/25/34†	813,817	561,614
4.13%, 09/25/35†	1,751,088	1,193,981
4.54%, 09/25/35†	3,728,010	2,754,913
4.73%, 10/25/35†	1,065,506	511,137
HarborView Mortgage Loan Trust
5.30%, 12/19/35†	2,900,238	1,442,076
0.77%, 11/19/36†	2,484,372	927,538
Impac Secured Assets CMN Owner Trust
0.60%, 01/25/37†	516,536	352,760
Indymac Index Mortgage Loan Trust
0.79%, 06/25/37†	935,728	201,049
0.71%, 09/25/46†	1,445,042	531,454
JP Morgan Mortgage Trust
3.88%, 08/25/34†	2,348,430	1,737,013
5.02%, 02/25/35†	937,048	743,013
4.74%, 07/25/35†	3,092,725	2,124,719
LB-UBS Commercial Mortgage Trust
6.16%, 07/14/16 144A	1,725,936	1,719,527

See Notes to Schedules of Investments.	21

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.95%, 05/15/25†	$4,269,706	$4,323,498
6.37%, 12/15/28	1,520,000	1,517,766
1.04%, 04/15/37 IO 144AΩ†	16,405,019	108,616
Luminent Mortgage Trust
0.78%, 11/26/35†	2,006,031	830,236
0.69%, 12/25/36†	1,480,889	516,966
MASTR Adjustable Rate Mortgages Trust
5.53%, 12/25/33†	941,619	721,298
Merrill Lynch Mortgage Investors, Inc.
4.23%, 08/25/34†	2,189,272	1,693,780
MLCC Mortgage Investors, Inc.
1.32%, 03/15/25 STEP	289,642	163,938
4.67%, 12/25/34†	1,604,129	1,301,187
5.37%, 02/25/36 STRIP†	1,701,765	1,046,141
Morgan Stanley Capital I
5.36%, 12/15/44	3,590,355	3,480,363
Opteum Mortgage Acceptance Corporation
0.61%, 12/25/35†	392,363	381,482
0.58%, 07/25/36†	396,587	370,782
Permanent Financing PLC
1.45%, 06/10/34†	1,627,500	1,612,774
Permanent Master Issuer PLC
1.14%, 01/15/16†	2,195,000	2,106,094
PNC Mortgage Acceptance Corporation
7.30%, 10/12/33†	1,895,201	1,924,385
5.91%, 03/12/34	358,733	358,507
Provident Funding Mortgage Loan Trust
3.99%, 04/25/34†	1,820,527	1,511,747
Residential Accredit Loans, Inc.
0.92%, 01/25/33†	446,268	372,016
Residential Asset Securitization Trust
0.82%, 05/25/35†	1,208,924	559,670
Residential Funding Mortgage Securities I
6.50%, 03/25/32	87,473	78,999
Structured Adjustable Rate Mortgage Loan Trust
4.39%, 03/25/34†	931,153	719,354
5.28%, 08/25/34†	1,228,068	837,629
0.82%, 09/25/34†	207,611	124,885
Structured Asset Mortgage Investments, Inc.
2.21%, 10/19/34†	582,837	335,014
0.80%, 05/25/35†	1,083,194	413,952
0.81%, 07/19/35†	172,187	80,195
0.59%, 08/25/36†	403,780	383,066
Structured Asset Securities Corporation
0.57%, 05/25/36†	321,419	294,912
TBW Mortgage Backed Pass Through Certificates
6.01%, 07/25/37 STEP	700,000	486,738
Thornburg Mortgage Securities Trust
0.64%, 04/25/36†	1,900,000	1,581,624
0.64%, 07/25/36†	863,259	744,833
0.62%, 03/25/37†	2,583,983	2,247,232
0.65%, 06/25/37†	1,476,140	1,278,328
TIAA Retail Commercial Trust
6.68%, 06/19/31 144A†	1,066,491	1,068,077
5.68%, 08/15/39†	2,447,469	2,453,201
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	1,253,875	1,198,282
5.74%, 05/15/43 STRIP†	1,600,000	1,272,637
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.76%, 05/04/37†	2,403,189	886,151
2.47%, 05/25/47†	1,112,734	305,452
Washington Mutual Mortgage Pass-Through Certificates
1.06%, 12/25/27†	2,547,017	1,795,098
3.92%, 06/25/34†	2,065,030	1,514,731
4.68%, 05/25/35†	3,550,000	1,519,979
5.70%, 02/25/37†	1,350,263	707,348
5.33%, 03/25/37†	2,965,434	1,634,442
5.65%, 05/25/37†	1,434,963	766,028
5.83%, 06/25/37†	3,449,092	1,575,983
3.03%, 06/25/42†	46,935	35,327
0.83%, 01/25/45†	1,107,665	442,950
0.84%, 08/25/45†	544,617	231,265
0.81%, 10/25/45†	568,937	233,527
2.61%, 06/25/46†	2,046,939	780,905
2.37%, 01/25/47†	1,156,403	359,379
Washington Mutual Mortgage Securities Corporation
5.02%, 03/25/32†	105,325	82,563
Wells Fargo Mortgage-Backed Securities Trust
4.16%, 01/25/35†	1,734,093	1,324,048
4.54%, 02/25/35†	3,214,333	2,470,296
5.24%, 04/25/36†	3,021,683	1,715,904
5.63%, 07/25/36†	2,382,126	1,330,782
6.00%, 07/25/37	2,886,433	2,315,501

Total Mortgage-Backed Securities (Cost $434,824,434)		398,586,303

MUNICIPAL BONDS — 1.0%
New York City Municipal Water Finance Authority Series ARevenue Bond
5.00%, 06/15/38	1,000,000	968,590
State of California General Obligation Bond
5.00%, 11/01/32	3,200,000	2,812,096
State of Georgia General Obligation Bond
5.50%, 07/01/11	1,750,000	1,924,318

Total Municipal Bonds (Cost $6,072,680)		5,705,004

	Number of Contracts
PURCHASED OPTIONS — 0.1%
Put Options — 0.0%
10-Year U.S.Treasury Note Futures, Strike Price $ 76.00 Expires 06/12/09	830	—
6-Month Euro-BOBL Futures, Strike Price $98.25 expires 09/11/09	60	54,000

		54,000

22	See Notes to Schedules of Investments.

	Notional Amount	Value
Call Swaptions — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	$1,800,000	$141,339

Put Options — 0.0%
30-Year Federal National Mortgage Association, Strike Price $78.25, Expires 04/06/09	7,000,000	—
30-Year Federal National Mortgage Association, Strike Price $82.25, Expires 04/06/09	11,000,000	—
30-Year Federal National Mortgage Association, Strike Price $85.00, Expires 04/06/09	14,700,000	—
30-Year Federal National Mortgage Association, Strike Price $85.75, Expires 04/13/09	10,000,000	—
30-Year Federal National Mortgage Association, Strike Price $86.25, Expires 04/06/09	24,000,000	—
30-Year Federal National Mortgage Association, Strike Price $87.00, Expires 06/04/09	23,000,000	—
30-Year Federal National Mortgage Association, Strike Price $92.50, Expires 06/04/09	6,100,000	—
30-Year Government National Mortgage Association, Strike Price $82.25, Expires 04/13/09	8,000,000	—
30-Year Government National Mortgage Association, Strike Price $85.25, Expires 04/13/09	19,300,000	—
30-Year Government National Mortgage Association, Strike Price $90.00, Expires 04/13/09	13,500,000	—
30-Year Government National Mortgage Association, Strike Price $91.62, Expires 04/13/09	22,000,000	—
30-Year Government National Mortgage Association, Strike Price $92.50, Expires 06/11/09	7,000,000	—
30-Year Government National Mortgage Association, Strike Price $93.50, Expires 06/11/09	500,000	—

		—

Put Swaptions — 0.1%
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	1,800,000	222,464

Total Purchased Options (Cost $232,407)		417,803

	Shares
PREFERRED STOCKS — 0.1%
Wells Fargo & Co. (Cost $970,070)	1,400	$670,586

MONEY MARKET FUNDS — 11.3%
GuideStone Money Market Fund (GS4 Class)¥	13,185,100	13,185,100
Northern Institutional Liquid Assets Portfolio§	53,968,938	53,968,938

Total Money Market Funds (Cost $67,154,038)		67,154,038

	Par
U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds
8.88%, 08/15/17Δ	$8,300,000	12,112,812
8.88%, 02/15/19Δ	2,400,000	3,621,751
8.13%, 08/15/19Δ	1,000,000	1,450,313
8.50%, 02/15/20Δ	2,700,000	4,032,283
7.88%, 02/15/21	1,500,000	2,175,704
8.13%, 08/15/21	900,000	1,338,047
5.25%, 02/15/29	1,500,000	1,847,579
3.50%, 02/15/39Δ	4,400,000	4,349,149

		30,927,638

U.S. Treasury Inflationary Index Bonds
4.25%, 01/15/10	2,550,000	3,290,734
2.38%, 01/15/17	1,000,000	1,113,913
2.13%, 01/15/19	3,800,000	3,987,591
2.38%, 01/15/25	2,200,000	2,568,674
2.00%, 01/15/26	300,000	316,505
2.50%, 01/15/29	3,700,000	3,952,006

		15,229,423

U.S. Treasury Notes
2.63%, 05/31/10Δ	4,645,000	4,754,775
2.38%, 08/31/10Δ	4,220,000	4,324,677
1.75%, 11/15/11‡‡	500,000	509,847
1.38%, 02/15/12Δ	275,000	277,321
1.88%, 02/28/14Δ	195,000	197,194

		10,063,814

U.S. Treasury STRIP
3.60%, 05/15/21ΩΔ	10,600,000	6,873,135

Total U.S. Treasury Obligations (Cost $61,324,749)		63,094,010

TOTAL INVESTMENTS — 138.1% (Cost $878,746,832)		820,080,433

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
6-Month Euro-BOBL Futures, Strike Price $98.50 expires 09/11/09	(60)	(32,250)

	Notional Value
Put Options — 0.0%
3-Month LIBOR, Strike Price $2.75, Expires 05/22/09	$(200,000)	(2,606)

See Notes to Schedules of Investments.	23

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Notional Value	Value
3-Month LIBOR, Strike Price $2.75, Expires 05/22/09	$(100,000)	$(1,303)

		(3,909)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $2.75, Expires 05/22/09	(190,000)	(2,475)

Total Written Options
(Premiums received $(54,382))		(38,634)

	Par
SECURITIES SOLD SHORT — (3.3)%
Federal National Mortgage Association
4.50%, 04/13/09 TBA	$(9,000,000)	(9,196,875)
Federal National Mortgage Association
5.00%, 04/01/37 TBA	(10,000,000)	(10,318,750)

Total Securities Sold Short (Cost $(19,200,337))		(19,515,625)

Liabilities in Excess of Other Assets — (34.8)%		(206,745,440)

NET ASSETS — 100.0%		$593,780,734

Swap agreements outstanding at March 31, 2009:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	$900,000	$33,112	$—	$33,112
American Electric Power, 6.25% due 06/01/15	(6.26)%	06/20/15	CITI	USD	1,600,000	11,062	—	11,062
AutoZone, 5.88% due 10/15/12	(0.67)%	06/20/17	RBS	USD	1,300,000	33,892	—	33,892
AutoZone, 5.88% due 10/15/12	(0.64)%	06/20/17	RBS	USD	600,000	16,921	—	16,921
AutoZone, 5.88% due 10/15/12	(0.64)%	06/20/17	RBS	USD	500,000	13,923	—	13,923
Bear Stearns Co., Inc., 7.25% due 02/01/18	(2.18)%	03/20/18	BNP	USD	1,700,000	(48,412)	—	(48,412)
Nabors Industries, 06.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	3,300,000	510,465	—	510,465
Citigroup, Inc., 5.88% due 05/15/18	(1.01)%	06/20/18	DEU	USD	6,400,000	1,537,879	—	1,537,879
Morgan Stanley ABS Capital I, 2.22% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	535,348	465,279	—	465,279
Long Beach Mortgage Trust, 1.92% due 02/25/34	(0.49)%	02/25/34	BAR	USD	538,758	325,559	—	325,559
Specialty Underwriting & Residential Finance, 2.47% due 02/25/35	(0.59)%	02/25/35	BAR	USD	471,868	271,969	—	271,969
Structured Asset Investment Loan Trust, 1.34% due 02/25/35	(0.61)%	02/25/35	BAR	USD	1,137,620	1,131,876	—	1,131,876

						4,303,525	—	4,303,525

24	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.63)%	06/20/12	CITI	USD	$4,900,000	$1,960,459	$—	$1,960,459
Dow Jones CDX IG10 5Y Index	(1.55)%	06/20/13	CS	USD	1,464,000	57,241	(2,704)	59,945
Dow Jones CDX IG9 10 YR Index	(0.80)%	12/20/17	MSCS	USD	5,270,400	465,047	78,076	386,971
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	GSCM	USD	6,929,600	611,451	105,723	505,728
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	BAR	USD	2,440,000	215,300	29,900	185,400
Dow Jones CDX IG9 10Y Index	(0.80)%	12/20/17	RBS	USD	2,049,600	180,852	27,172	153,680

						3,490,350	238,167	3,252,183

Reference Obligation	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps — Buy Protection
CMM Index	Pay	5.50%	05/21/09	MLCS	USD	$4,300,000	$(712,385)	$(266,801)	$(445,584)
France CPI Ex Tobacco Index	Receive	2.09%	10/15/10	BNP	EUR	1,500,000	69,516	(242)	69,758
3-Month LIBOR	Receive	4.00%	02/04/16	BAR	USD	6,300,000	(606,790)	239,639	(846,429)
6-Month JPY LIBOR	Receive	1.50%	06/17/18	RBS	JPY	90,000,000	(17,675)	(14,119)	(3,556)
6-Month JPY LIBOR	Receive	1.50%	06/17/18	UBS	JPY	190,000,000	(37,314)	(24,147)	(13,167)
3-Month LIBOR	Receive	5.00%	12/17/18	MSCS	USD	2,400,000	(466,945)	(140,164)	(326,781)
3-Month LIBOR	Receive	5.00%	12/17/23	BAR	USD	2,400,000	(554,209)	(106,357)	(447,852)
3-Month LIBOR	Receive	5.00%	12/17/23	GSCM	USD	4,600,000	(1,062,233)	(234,117)	(828,116)
3-Month LIBOR	Receive	5.00%	12/17/23	MLCS	USD	2,900,000	(640,433)	(21,041)	(619,392)
3-Month LIBOR	Receive	5.00%	12/17/23	RBS	USD	9,600,000	(2,120,055)	73,454	(2,193,509)
3-Month LIBOR	Receive	4.00%	06/17/24	CS	USD	1,200,000	(115,354)	(142,285)	26,931
3-Month LIBOR	Receive	4.00%	06/17/24	RBS	USD	6,600,000	(634,448)	(782,634)	148,186
3-Month LIBOR	Receive	5.00%	12/17/28	CITI	USD	6,800,000	(1,790,595)	(295,324)	(1,495,271)
3-Month LIBOR	Receive	5.00%	12/17/28	DEU	USD	1,900,000	(519,280)	25,879	(545,159)
6-Month EUR LIBOR	Receive	5.00%	12/17/28	MLCS	EUR	2,200,000	(623,869)	(32,431)	(591,438)
6-Month EUR LIBOR	Receive	5.00%	12/17/28	RBS	EUR	2,400,000	(655,877)	(96,986)	(558,891)
3-Month LIBOR	Receive	3.00%	06/17/29	RBS	USD	200,000	7,484	(9,228)	16,712
6-Month GBP LIBOR	Receive	4.00%	06/15/37	GSCM	GBP	3,200,000	(84,367)	(20,465)	(63,902)
6-Month LIBOR	Receive	4.25%	06/15/37	DEU	USD	3,400,000	(171,021)	(84,467)	(86,554)
6-Month LIBOR	Receive	4.25%	06/15/37	MSCM	USD	1,200,000	(60,360)	(31,459)	(28,901)
6-Month EUR LIBOR	Receive	5.00%	09/17/38	BAR	EUR	500,000	(157,859)	(16,124)	(141,735)
3-Month LIBOR	Receive	5.00%	12/17/38	RBS	USD	1,800,000	(621,579)	(306,333)	(315,246)
3-Month LIBOR	Receive	5.00%	12/17/38	MLCS	USD	1,400,000	(483,330)	(174,082)	(309,248)
3-Month LIBOR	Receive	5.00%	12/17/38	BAR	USD	13,400,000	(4,625,759)	(1,083,901)	(3,541,858)

							(16,684,737)	(3,543,735)	(13,141,002)

Total Swap agreements outstanding at March 31, 2009							$(8,890,862)	$(3,305,568)	$(5,585,294)

See Notes to Schedules of Investments.	25

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	67.1
Futures Contracts	59.3
Corporate Bonds	21.7
Money Market Funds	11.3
Foreign Bonds	10.8
U.S. Treasury Obligations	10.6
Asset-Backed Securities	10.1
Agency Obligations	5.3
Forward Foreign Currency Contracts	3.8
Municipal Bonds	1.0
Preferred Stock	0.1
Purchased Options	0.1
Written Options	— **
Swap Agreements	(1.5)
Security Sold Short	(3.3)

196.4

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices	$68,242,427	$4,766,335
Level 2 — Other Significant
Observable Inputs	747,979,506	—
Level 3 — Significant
Unobservable Inputs	3,858,500	—

Total Assets	$820,080,433	$4,766,335

Liabilities:
Level 1 — Quoted Prices	$(32,250)	$—
Level 2 — Other Significant
Observable Inputs	(19,522,009)	(9,506,509)
Level 3 — Significant
Unobservable Inputs	—	—

Total Liabilities	$(19,554,259)	$(9,506,509)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/08	$3,740,617	$—
Accrued discounts/premiums	(5,798)	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	123,681	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance, 03/31/09	$3,858,500	$—

26	See Notes to Schedules of Investments.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.8%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$427,939
Federal Home Loan Bank
5.50%, 08/13/14	620,000	707,242
Federal Home Loan Mortgage Corporation
3.75%, 03/27/19	1,400,000	1,421,746
5.63%, 11/23/35	1,260,000	1,301,441
Federal National Mortgage Association
5.25%, 08/01/12	500,000	523,895
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,894,626

Total Agency Obligations (Cost $5,964,785)		6,276,889

ASSET-BACKED SECURITIES — 4.4%
Access Group, Inc.
2.46%, 10/27/25†	1,876,008	1,725,691
Amortizing Residential Collateral Trust
0.80%, 04/25/32†	47,708	22,627
Argent Securities, Inc.
0.57%, 10/25/36†	169,474	162,914
Asset-Backed Securities Corporation Home Equity
0.80%, 09/25/34†	168,112	112,445
Bayview Financial Acquisition Trust
1.20%, 02/28/44†	637,476	507,464
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 02/01/36	3,672,378	2,098,960
6.50%, 02/01/36	3,411,882	1,896,310
CIT Mortgage Loan Trust
1.97%, 09/25/24 144A†@	800,000	220,000
1.52%, 10/25/37 144A†@	1,073,107	804,830
1.77%, 10/25/37 144A†@	430,000	129,000
Countrywide Home Equity Loan Trust
0.85%, 05/15/29†	473,019	191,718
0.80%, 12/15/35†	1,223,452	465,523
0.70%, 08/15/36†	1,724,936	446,292
Daimler Chrysler Auto Trust
2.01%, 09/10/12†	4,300,000	3,866,527
EMC Mortgage Loan Trust
1.07%, 11/25/41 144A†	229,625	203,692
FBR Securitization Trust
0.78%, 10/25/35†	1,067,852	997,808
Ford Credit Auto Owner Trust
1.76%, 12/15/10†	1,294,536	1,286,385
1.46%, 01/15/11†	3,206,223	3,176,218
Franklin Auto Trust
2.13%, 06/20/12†	700,000	659,608
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	554,227	188,522
GSAMP Trust
0.63%, 05/25/46 144A†	777,784	629,383
HFC Home Equity Loan Asset-Backed Certificates
1.75%, 11/20/36†	1,229,531	783,158
Lehman XS Trust
0.82%, 11/25/35†	1,061,762	435,114
0.79%, 12/25/35†	279,664	112,942
0.79%, 02/25/36†	1,373,230	521,095
Lehman XS Trust
0.82%, 11/25/35 STEP	1,305,736	517,355
Madison Avenue Manufactured Housing Contract
0.87%, 03/25/32†	666,237	591,966
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
0.71%, 07/25/17 STEP	132,289	70,592
Nelnet Student Loan Trust
2.64%, 04/25/24†	780,000	677,406
Provident Bank Home Equity Loan Trust
1.06%, 08/25/31†	148,524	49,414
Residential Asset Mortgage Products, Inc.
1.00%, 03/25/34†	419,703	152,204
Residential Funding Securities LLC
0.97%, 06/25/33 144A†	389,907	256,547
Salomon Brothers Mortgage Securities VII
1.00%, 03/25/28 STEP	65,929	63,030
Securitized Asset-Backed Receivables LLC Trust
0.75%, 02/25/37†	3,469,663	1,547,385
SLM Student Loan Trust
2.66%, 04/25/23†	7,478,052	7,340,829
Structured Asset Securities Corporation
0.82%, 04/25/31 144A†	3,533,141	1,976,478

Total Asset-Backed Securities (Cost $49,979,316)		34,887,432

CORPORATE BONDS — 31.9%
Ace INA Holdings, Inc.
5.80%, 03/15/18Δ	575,000	520,337
AES Corporation
8.75%, 05/15/13 144A	325,000	321,750
7.75%, 10/15/15	270,000	236,925
8.00%, 10/15/17	1,490,000	1,285,125
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	125,000	116,721
Allstate Life Global Funding Trusts
5.38%, 04/30/13	400,000	387,257
American Achievement Corporation
8.25%, 04/01/12 144A	30,000	21,900
American Electric Power Co., Inc.
5.25%, 06/01/15	2,300,000	2,154,502
American Express Bank FSB
6.00%, 09/13/17	3,100,000	2,613,374
American Express Co.
7.00%, 03/19/18	2,500,000	2,208,865
6.80%, 09/01/49†	1,340,000	647,030
American Express Credit Corporation
5.88%, 05/02/13	4,300,000	3,778,599

See Notes to Schedules of Investments.	27

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American General Finance Corporation
6.90%, 12/15/17	$780,000	$273,685
American International Group, Inc.
5.60%, 10/18/16	600,000	265,309
5.85%, 01/16/18	1,220,000	478,247
8.25%, 08/15/18 144A@	3,200,000	1,370,838
6.25%, 03/15/37	680,000	68,000
AmerisourceBergen Corporation
5.88%, 09/15/15Δ	130,000	123,131
Anadarko Petroleum Corporation
8.70%, 03/15/19	90,000	90,192
6.45%, 09/15/36	110,000	77,083
ANZ Capital Trust II
5.36%, 12/29/49 144AΔ‡‡	800,000	425,478
Apache Corporation
6.00%, 09/15/13	680,000	727,628
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	65,220
Astoria Financial Corporation
5.75%, 10/15/12	450,000	391,272
AT&T, Inc.
5.10%, 09/15/14	550,000	552,502
5.50%, 02/01/18	7,700,000	7,458,359
6.40%, 05/15/38	1,400,000	1,249,419
6.55%, 02/15/39Δ	910,000	827,897
BAC Capital Trust XIV
5.63%, 12/31/49†Δ	40,000	8,804
Baker Hughes, Inc.
7.50%, 11/15/18Δ	870,000	990,489
Bank of America Corporation
1.42%, 10/14/16†	1,700,000	1,073,173
5.75%, 12/01/17	3,130,000	2,632,796
5.65%, 05/01/18Δ	5,925,000	4,951,386
8.13%, 12/15/49†	20,000	8,227
8.00%, 12/29/49†	11,300,000	4,530,509
Bear Stearns Co., Inc.
6.95%, 08/10/12	1,900,000	1,936,328
5.70%, 11/15/14	1,000,000	951,547
6.40%, 10/02/17	1,250,000	1,218,516
7.25%, 02/01/18	4,360,000	4,509,953
BellSouth Capital Funding
7.88%, 02/15/30	460,000	470,881
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	40,725
6.88%, 10/15/31	10,000	9,538
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	530,330
Boeing Co.
6.63%, 02/15/38	210,000	212,967
Caterpillar Financial Services Corporation
1.98%, 06/24/11†	3,800,000	3,579,091
6.20%, 09/30/13Δ	980,000	981,890
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	497,694
Chesapeake Energy Corporation
9.50%, 02/15/15	70,000	68,425
6.25%, 01/15/18Δ	140,000	109,900
7.25%, 12/15/18Δ	205,000	169,381
Chicago Transit Authority
6.90%, 12/01/40	1,800,000	1,797,498
Chubb Corporation
6.50%, 05/15/38	150,000	144,404
6.38%, 03/29/49†	375,000	214,339
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	260,271
Citigroup, Inc.
5.85%, 07/02/13	1,050,000	940,686
6.50%, 08/19/13	850,000	781,800
5.00%, 09/15/14	920,000	610,534
5.50%, 02/15/17	1,160,000	729,737
6.13%, 11/21/17	3,100,000	2,692,028
6.13%, 05/15/18Δ	8,700,000	7,521,820
5.88%, 05/29/37	350,000	269,571
6.88%, 03/05/38	1,615,000	1,412,053
Clear Channel Communications, Inc.
4.25%, 05/15/09	250,000	223,750
5.50%, 09/15/14	765,000	118,575
Comcast Cable Communications LLC
6.75%, 01/30/11	230,000	238,081
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	225,000	240,824
9.46%, 11/15/22	275,000	302,689
Comcast Corporation
6.50%, 01/15/17	60,000	59,484
5.70%, 05/15/18	1,890,000	1,775,806
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	605,729
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	651,836
5.90%, 03/15/36Δ	200,000	164,274
Community Health Systems, Inc.
8.88%, 07/15/15Δ	280,000	266,000
Complete Production Services, Inc.
8.00%, 12/15/16	280,000	179,200
ConocoPhillips
8.75%, 05/25/10	230,000	246,043
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,570,000	1,567,419
Countrywide Home Loans, Inc.
5.63%, 07/15/09	1,900,000	1,888,969
4.13%, 09/15/09	475,000	469,437
Cox Communications, Inc.
4.63%, 01/15/10	800,000	792,560
COX Communications, Inc.
8.38%, 03/01/39 144A	500,000	470,352
CSC Holdings, Inc.
7.63%, 04/01/11	590,000	588,525
6.75%, 04/15/12	60,000	58,050
CVS Pass-Through Trust
6.94%, 01/10/30 144A	976,915	746,576
Daimler Finance NA LLC
5.88%, 03/15/11	590,000	565,006
5.75%, 09/08/11	900,000	851,019
7.30%, 01/15/12	550,000	527,493
6.50%, 11/15/13	100,000	90,693
DaVita, Inc.
6.63%, 03/15/13	310,000	302,250

28	See Notes to Schedules of Investments.

	Par	Value
Dean Foods Co.
7.00%, 06/01/16Δ	$375,000	$358,125
Delta Air Lines, Inc.
6.82%, 08/10/22	453,780	311,974
DI Finance
9.50%, 02/15/13	90,000	84,825
DIRECTV Holdings LLC
8.38%, 03/15/13	155,000	157,519
DISH DBS Corporation
7.75%, 05/31/15	200,000	185,000
Dominion Resources, Inc.
5.13%, 12/15/09	230,000	231,465
2.37%, 06/17/10†	4,000,000	3,887,972
4.75%, 12/15/10	70,000	70,526
5.70%, 09/17/12	1,230,000	1,254,910
6.00%, 11/30/17	3,800,000	3,746,545
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	613,710
Dynegy Holdings, Inc.
7.75%, 06/01/19Δ	395,000	258,725
Eastman Kodak Co.
7.25%, 11/15/13	490,000	279,300
EchoStar DBS Corporation
7.00%, 10/01/13Δ	10,000	9,325
6.63%, 10/01/14	30,000	26,925
Edison Mission Energy
7.00%, 05/15/17Δ	240,000	176,400
7.20%, 05/15/19Δ	320,000	224,000
7.63%, 05/15/27	120,000	72,600
El Paso Corporation
7.00%, 06/15/17	890,000	762,446
7.80%, 08/01/31	750,000	564,151
7.75%, 01/15/32	99,000	74,254
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	262,771
8.38%, 06/15/32	210,000	200,850
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,406,806
Energy Future Holdings Corporation
5.55%, 11/15/14Δ	120,000	45,250
6.50%, 11/15/24	370,000	105,644
6.55%, 11/15/34Δ	1,620,000	447,169
Energy Transfer Partners LP
5.65%, 08/01/12	275,000	261,753
5.95%, 02/01/15Δ	975,000	884,629
6.70%, 07/01/18	1,180,000	1,069,826
Enterprise Products Operating LLC
8.38%, 08/01/36†	350,000	234,781
Enterprise Products Operating LP
4.95%, 06/01/10	650,000	638,906
7.03%, 01/15/49†Δ	350,000	219,059
Exelon Corporation
5.63%, 06/15/35	675,000	452,133
FirstEnergy Corporation
6.45%, 11/15/11	60,000	60,090
7.38%, 11/15/31	1,490,000	1,215,479
Ford Motor Co.
7.45%, 07/16/31	550,000	177,375
Ford Motor Credit Co., LLC
7.38%, 10/28/09	650,000	583,025
5.70%, 01/15/10	125,000	107,088
7.88%, 06/15/10	500,000	413,310
6.57%, 06/15/11†Δ	607,000	428,694
12.00%, 05/15/15	1,320,000	1,001,282
8.00%, 12/15/16Δ	1,300,000	855,473
Forest City Enterprises, Inc.
7.63%, 06/01/15	20,000	8,700
6.50%, 02/01/17	70,000	26,250
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,420,000	1,329,573
Freescale Semiconductor, Inc.
8.88%, 12/15/14Δ	75,000	16,125
Frontier Communications Corporation
9.25%, 05/15/11	415,000	423,300
7.88%, 01/15/27	150,000	102,000
General Electric Capital Corporation
5.45%, 01/15/13Δ	150,000	144,573
General Electric Co.
5.00%, 02/01/13	920,000	920,896
General Mills, Inc.
5.65%, 02/15/19	300,000	305,991
General Motors Acceptance Corporation LLC
5.63%, 05/15/09	1,490,000	1,410,357
8.00%, 11/01/31	200,000	74,363
General Motors Corporation
8.25%, 07/15/23	210,000	25,725
8.38%, 07/05/33(E)	170,000	42,914
Georgia Pacific Koch Forest Term Loan B
5.45%, 12/20/12@	105,585	93,591
Georgia-Pacific Corporation LLC
8.13%, 05/15/11	4,000	3,995
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	1,470,000	1,510,466
Glen Meadow Pass-Through Trust
6.51%, 02/12/47 144A†	600,000	135,281
GMAC LLC
7.75%, 01/19/10 144AΔ	326,000	273,925
6.88%, 09/15/11 144AΔ	1,101,000	782,789
7.50%, 12/31/13 144A	177,000	85,149
6.75%, 12/01/14Δ	1,900,000	897,874
8.00%, 12/31/18 144A	65,000	18,888
Goldman Sachs Capital II
5.79%, 12/29/49†	60,000	24,995
Goldman Sachs Group, Inc.
4.50%, 06/15/10	930,000	928,275
5.75%, 10/01/16	1,900,000	1,715,858
6.25%, 09/01/17	4,000,000	3,712,604
5.95%, 01/18/18	3,500,000	3,182,704
GrafTech Finance, Inc.
10.25%, 02/15/12	37,000	33,670
HCA, Inc.
6.30%, 10/01/12Δ	32,000	26,880
9.13%, 11/15/14	60,000	56,550
6.50%, 02/15/16Δ	686,000	452,760
9.25%, 11/15/16Δ	480,000	438,000
9.63%, 11/15/16 PIK	466,000	372,800
7.69%, 06/15/25	250,000	131,452

See Notes to Schedules of Investments.	29

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hertz Corporation
8.88%, 01/01/14Δ	$115,000	$70,294
10.50%, 01/01/16Δ	65,000	28,600
Hess Corporation
8.13%, 02/15/19	410,000	423,372
7.88%, 10/01/29	260,000	235,870
7.30%, 08/15/31	1,060,000	924,446
Host Hotels & Resorts LP
6.75%, 06/01/16	30,000	22,050
HSBC Finance Corporation
8.00%, 07/15/10	440,000	415,092
7.00%, 05/15/12	390,000	313,259
6.38%, 11/27/12	70,000	56,565
Humana, Inc.
7.20%, 06/15/18	240,000	203,133
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	44,939
International Business Machines Corporation
1.76%, 07/28/11†	3,700,000	3,648,333
International Lease Finance Corporation
4.95%, 02/01/11Δ	300,000	198,283
JC Penney Co., Inc.
7.40%, 04/01/37	50,000	31,822
John Deere Capital Corporation
2.04%, 06/10/11†	6,100,000	5,798,672
JPMorgan Chase & Co.
5.75%, 01/02/13Δ	320,000	305,883
5.15%, 10/01/15	1,890,000	1,668,350
6.00%, 01/15/18	325,000	328,833
JPMorgan Chase Bank NA
6.00%, 10/01/17	475,000	445,976
Kerr-McGee Corporation
6.95%, 07/01/24	550,000	422,325
7.88%, 09/15/31	1,830,000	1,492,043
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	110,000	112,223
7.13%, 03/15/12	500,000	512,020
5.85%, 09/15/12	40,000	39,532
5.00%, 12/15/13	200,000	189,040
6.00%, 02/01/17	510,000	479,711
5.95%, 02/15/18	830,000	756,944
6.95%, 01/15/38	60,000	51,487
Kraft Foods, Inc.
6.50%, 08/11/17	300,000	309,417
Kroger Co.
6.15%, 01/15/20	500,000	495,483
L-3 Communications Corporation
7.63%, 06/15/12	250,000	251,562
6.38%, 10/15/15	120,000	113,700
Lamar Media Corporation
6.63%, 08/15/15	20,000	14,500
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	125,781
Lehman Brothers Holdings Capital Trust V
5.86%, 11/29/49#	2,330,000	233
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	26,500
5.25%, 02/06/12#	390,000	51,675
5.63%, 01/24/13#	2,300,000	287,500
6.20%, 09/26/14#	300,000	39,750
6.50%, 07/19/17#	150,000	15
6.75%, 12/28/17#	3,340,000	334
Liberty Media Corporation
5.70%, 05/15/13	25,000	18,684
3.75%, 02/15/30 CONV	40,000	11,800
Merrill Lynch & Co., Inc.
1.45%, 02/05/10†	1,600,000	1,510,779
5.45%, 02/05/13	2,645,000	2,170,048
5.70%, 05/02/17	400,000	237,180
6.40%, 08/28/17	775,000	556,811
MetLife Capital Trust IV
7.88%, 12/15/37 144AΔ	300,000	159,272
MetLife Capital Trust X
9.25%, 04/08/38 144A†	300,000	168,257
MetLife, Inc.
6.40%, 12/15/36Δ	150,000	63,107
MidAmerican Energy Holdings Co.
6.13%, 04/01/36Δ	750,000	667,164
5.95%, 05/15/37	150,000	130,000
Morgan Stanley
3.34%, 05/14/10†	3,100,000	3,020,646
6.75%, 04/15/11	700,000	700,867
5.63%, 01/09/12	410,000	394,756
5.75%, 08/31/12Δ	3,325,000	3,217,160
2.17%, 03/01/13(E)†	500,000	509,179
1.59%, 10/18/16†	340,000	228,334
5.75%, 10/18/16Δ	3,700,000	3,373,290
5.95%, 12/28/17	450,000	409,455
6.63%, 04/01/18	4,775,000	4,560,536
Nevada Power Co.
5.88%, 01/15/15	350,000	332,111
6.65%, 04/01/36Δ	300,000	251,315
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	147,279
Nextel Communications, Inc.
5.95%, 03/15/14	44,000	24,640
7.38%, 08/01/15	130,000	69,550
Nisource Finance Corporation
10.75%, 03/15/16	200,000	202,715
Nortek, Inc.
8.50%, 09/01/14	62,000	6,510
NRG Energy, Inc.
7.25%, 02/01/14Δ	285,000	268,612
7.38%, 02/01/16Δ	80,000	74,600
7.38%, 01/15/17	35,000	32,638
Occidental Petroleum Corporation
7.00%, 11/01/13	1,120,000	1,251,712
Omnicom Group, Inc.
5.90%, 04/15/16Δ	700,000	598,438
ONEOK Partners LP
6.65%, 10/01/36	375,000	281,440
6.85%, 10/15/37	325,000	249,782
Overseas Private Investment Corporation
17.35%, 07/12/10Ω	2,437,222	2,509,043
6.59%, 07/12/12Ω	3,000,000	3,135,000
Oxford Industries, Inc.
8.88%, 06/01/11	95,000	69,825
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	55,644

30	See Notes to Schedules of Investments.

	Par	Value
Pacific Gas & Electric Co.
8.25%, 10/15/18	$40,000	$47,224
6.05%, 03/01/34Δ	580,000	569,355
5.80%, 03/01/37	250,000	238,540
6.25%, 03/01/39	325,000	323,018
Patrons’ Legacy
5.65%, 04/17/18 144A	1,290,357	857,288
Peabody Energy Corporation
6.88%, 03/15/13Δ	145,000	142,100
7.88%, 11/01/26	1,500,000	1,346,250
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	251,450
6.63%, 06/15/35	159,000	113,884
PepsiCo, Inc.
7.90%, 11/01/18	650,000	800,030
Pfizer, Inc.
6.20%, 03/15/19	900,000	960,937
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	425,000	60,593
President and Fellows of Harvard College
6.50%, 01/15/39 144A@	2,900,000	3,339,701
Pricoa Global Funding I
1.27%, 01/30/12 144A†@	2,300,000	1,711,865
1.43%, 09/27/13 144A†@	1,700,000	1,136,957
Pride International, Inc.
7.38%, 07/15/14	130,000	128,700
Private Export Funding Corporation
5.45%, 09/15/17	3,200,000	3,586,045
Progress Energy, Inc.
5.63%, 01/15/16	150,000	143,580
7.75%, 03/01/31	350,000	351,986
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,277,000	1,381,682
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	192,000
Qwest Corporation
8.88%, 03/15/12	200,000	198,500
7.50%, 06/15/23	500,000	380,000
Rabobank Capital Funding II
5.26%, 12/29/13 144A†	50,000	22,520
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†	350,000	157,701
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	860,000	883,217
Reinsurance Group of America, Inc.
6.75%, 12/15/35†	250,000	97,715
Roche Holdings, Inc.
6.00%, 03/01/19 144A	2,390,000	2,464,518
Service Corporation International
7.63%, 10/01/18	90,000	77,850
7.50%, 04/01/27	200,000	148,000
Simon Property Group LP REIT
6.13%, 05/30/18Δ	1,000,000	787,365
SLM Corporation
5.45%, 04/25/11	350,000	223,990
5.00%, 10/01/13	350,000	186,282
Sonat, Inc.
7.63%, 07/15/11	460,000	446,691
Southern Natural Gas Co.
8.00%, 03/01/32	400,000	364,487
Sovereign Bank
2.88%, 08/01/13†	250,000	189,845
Sprint Capital Corporation
8.38%, 03/15/12	340,000	307,700
6.90%, 05/01/19	30,000	21,300
8.75%, 03/15/32	170,000	114,750
Steel Dynamics, Inc.
7.38%, 11/01/12Δ	65,000	51,025
6.75%, 04/01/15Δ	225,000	153,562
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	186,225
SunTrust Preferred Capital I
5.85%, 12/31/49†	2,120,000	530,227
Target Corporation
7.00%, 01/15/38	4,400,000	4,133,844
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	7,000	5,495
9.25%, 02/01/15Δ	1,382,000	1,071,050
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	175,000	149,740
7.63%, 04/01/37	50,000	43,395
TEPPCO Partners LP
6.65%, 04/15/18	650,000	559,935
Terex Corporation
7.38%, 01/15/14	90,000	78,300
Time Warner Cable, Inc.
5.40%, 07/02/12	500,000	483,326
8.75%, 02/14/19Δ	600,000	638,156
6.55%, 05/01/37	325,000	274,310
Time Warner, Inc.
1.46%, 11/13/09†	7,600,000	7,459,202
6.88%, 05/01/12	110,000	112,035
7.70%, 05/01/32	220,000	198,332
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	559,545
Travelers Cos., Inc.
6.25%, 03/15/37†Δ	400,000	212,542
Unilever Capital Corporation
7.13%, 11/01/10	285,000	306,490
Union Pacific Corporation
6.65%, 01/15/11Δ	260,000	271,120
United Air Lines, Inc.
9.21%, 01/21/17#@	81,379	472
9.56%, 10/19/18#@	177,134	51,369
United Parcel Service, Inc.
4.50%, 01/15/13	1,290,000	1,356,938
UnitedHealth Group, Inc.
4.88%, 02/15/13Δ	370,000	360,687
4.88%, 04/01/13Δ	410,000	398,706
Valero Energy Corporation
6.63%, 06/15/37	575,000	407,490
Ventas Realty LP
8.75%, 05/01/09	40,000	40,100
9.00%, 05/01/12Δ	40,000	40,100
6.50%, 06/01/16	70,000	60,900
Verizon Communications, Inc.
5.55%, 02/15/16	2,100,000	2,069,164
6.10%, 04/15/18	290,000	287,791
5.85%, 09/15/35	600,000	511,340

See Notes to Schedules of Investments.	31

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.40%, 02/15/38	$1,145,000	$1,041,221
8.95%, 03/01/39	860,000	991,132
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	313,667
4.38%, 06/01/13	140,000	138,796
Verizon Wireless Capital
8.50%, 11/15/18 144A@	325,000	371,881
Visteon Corporation
8.25%, 08/01/10	28,000	1,540
12.25%, 12/31/16 144A	21,000	1,155
Wachovia Bank NA
7.80%, 08/18/10	250,000	249,054
Wachovia Capital Trust III
5.80%, 08/29/49†	580,000	208,870
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,537,777
5.63%, 10/15/16	520,000	401,452
5.75%, 02/01/18	1,375,000	1,220,112
Waste Management, Inc.
7.75%, 05/15/32	980,000	944,769
WEA Finance LLC
7.13%, 04/15/18 144A	500,000	391,240
WellPoint, Inc.
5.88%, 06/15/17	720,000	677,929
Wells Fargo & Co.
4.38%, 01/31/13	600,000	559,712
7.98%, 03/15/49†	6,200,000	2,917,503
Wells Fargo Capital X
5.95%, 12/15/36	200,000	135,361
Wells Fargo Capital XIII
7.70%, 12/29/49†	575,000	274,073
Wells Fargo Capital XV
9.75%, 09/26/44†Δ	990,000	723,292
Westlake Chemical Corporation
6.63%, 01/15/16	85,000	59,925
Weyerhaeuser Co.
6.75%, 03/15/12	735,000	707,453
Williams Cos., Inc.
7.50%, 01/15/31	20,000	15,837
7.75%, 06/15/31	200,000	162,378
8.75%, 03/15/32	983,000	894,141
Windstream Corporation
8.63%, 08/01/16	630,000	622,125
Xerox Corporation
6.75%, 02/01/17	70,000	53,537
XTO Energy, Inc.
7.50%, 04/15/12	43,000	45,066
5.50%, 06/15/18	1,120,000	1,042,133
6.50%, 12/15/18	875,000	870,856
6.75%, 08/01/37	30,000	27,385
ZFS Finance USA Trust I
6.15%, 12/15/65 144A†	525,000	226,976

Total Corporate Bonds (Cost $303,773,237)		251,966,542

FOREIGN BONDS — 8.5%
Australia — 0.3%
National Australia Bank, Ltd.
1.69%, 02/08/10 144A†@	2,100,000	2,100,420
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	298,888

		2,399,308

Bermuda — 0.2%
Arch Capital Group, Ltd.
7.35%, 05/01/34	400,000	258,375
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	237,343
Catlin Insurance Co., Ltd.
7.25%, 12/31/49 144A†@	375,000	101,759
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15Δ	425,000	335,735
Merna Reinsurance, Ltd.
2.97%, 07/07/10 144A†	950,000	875,140

		1,808,352

Canada — 0.6%
Anadarko Finance Co.
7.50%, 05/01/31	460,000	360,122
Bombardier, Inc.
7.25%, 11/15/16 144A(E)@	250,000	220,880
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	230,000	316,748
Canadian Natural Resources, Ltd.
5.85%, 02/01/35	50,000	35,102
6.50%, 02/15/37	325,000	253,610
6.25%, 03/15/38	150,000	115,866
Conoco Funding Co.
7.25%, 10/15/31	315,000	322,228
Hydro Quebec
6.30%, 05/11/11	305,000	328,078
OPTI Canada, Inc.
8.25%, 12/15/14	125,000	56,563
Province of Ontario
6.50%, 03/08/29(C)	1,500,000	1,417,659
Rogers Cable, Inc.
6.75%, 03/15/15	10,000	9,851
Rogers Communications, Inc.
6.80%, 08/15/18	300,000	300,357
Rogers Wireless, Inc.
6.38%, 03/01/14	340,000	344,568
Sun Media Corporation
7.63%, 02/15/13	90,000	51,750
TransCanada Pipelines, Ltd.
7.63%, 01/15/39	400,000	395,522

		4,528,904

Cayman Islands — 0.6%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†	450,000	332,437
Petrobras International Finance Co.
6.13%, 10/06/16	870,000	874,350
Petroleum Export, Ltd.
4.62%, 06/15/10 144A@	250,000	226,534
4.63%, 06/15/10 144A@	333,333	301,490
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†Δ	690,000	317,703
Shinsei Finance Cayman, Ltd.
6.42%, 01/20/49 144A†	1,130,000	192,231
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	630,835	601,840
Transocean, Inc.
7.50%, 04/15/31	325,000	297,508

32	See Notes to Schedules of Investments.

	Par	Value
6.80%, 03/15/38	$450,000	$396,491
Vale Overseas, Ltd.
8.25%, 01/17/34	40,000	39,776
6.88%, 11/21/36	1,491,000	1,294,992
Willow Re, Ltd.
8.55%, 06/16/10 144A#	300,000	149,961

		5,025,313

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	208,706

France — 0.7%
AXA SA
6.46%, 12/14/18 144A†	150,000	53,373
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15Δ	200,000	159,000
7.75%, 05/15/17	155,000	119,350
EDF SA
6.95%, 01/26/39 144A@	4,500,000	4,474,152
French Government Bond
5.75%, 10/25/32(E)	500,000	812,275
Legrand SA
8.50%, 02/15/25	250,000	210,958

		5,829,108

Germany — 1.1%
Deutsche Bank AG
6.00%, 09/01/17	3,100,000	3,000,196
Deutsche Bundesrepublik
3.75%, 01/04/15(E)	1,450,000	2,062,902
6.25%, 01/04/30(E)	500,000	861,868
4.25%, 07/04/39(E)	1,800,000	2,556,083

		8,481,049

Iceland — 0.0%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	67,500
6.38%, 09/25/12 144A#@	580,000	65,250
6.69%, 06/15/16 144A#@Δ	1,000,000	600
7.45%, 09/14/16 144A#@	100,000	60
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	14,063
7.63%, 02/28/15 144A#@	2,490,000	192,975
7.13%, 05/19/16 144A#@	350,000	875
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	9,375

		350,698

India — 0.1%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	618,000	348,406
ICICI Bank, Ltd.
6.38%, 04/30/22†	430,000	237,511

		585,917

Indonesia — 0.0%
Indonesia Government International Bond
11.63%, 03/04/19 144A	220,000	240,350

Ireland — 0.2%
DEPFA ACS Bank
5.13%, 03/16/37 144A	800,000	419,934
Vimpel Communications
8.38%, 04/30/13 144A	850,000	620,500

VIP Finance Ireland Ltd. for OJSC Vimpel Communications
9.13%, 04/30/18	320,000	200,000

		1,240,434

Italy — 0.1%
Telecom Italia Capital SA
6.20%, 07/18/11	150,000	147,378
5.25%, 11/15/13	165,000	148,323
4.95%, 09/30/14	260,000	224,752
5.25%, 10/01/15	130,000	109,755

		630,208

Japan — 0.1%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	210,047
Resona Bank, Ltd.
4.13%, 06/27/38 144A(E)†@	325,000	181,354
5.85%, 07/15/49 144A†@	475,000	242,544

		633,945

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	407,167
Swiss Re Capital I LP
6.85%, 05/29/49 144A†	650,000	198,438

		605,605

Luxembourg — 1.0%
ArcelorMittal
6.13%, 06/01/18	800,000	579,685
Enel Finance International SA
5.70%, 01/15/13 144A@	700,000	708,156
Evraz Group SA
8.88%, 04/24/13 144A	680,000	435,200
FMC Finance III SA
6.88%, 07/15/17	250,000	245,625
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	840,000	613,200
6.51%, 03/07/22 144A	640,000	414,400
Hellas Telecommunications SA
6.11%, 10/15/12(E)†	375,000	244,753
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	1,240,000	864,404
TNK-BP Finance SA
7.50%, 07/18/16 144A	780,000	569,400
6.63%, 03/20/17 144A	260,000	172,900
7.88%, 03/13/18 144A	340,000	239,700
Tyco International Group SA
6.00%, 11/15/13	2,920,000	2,750,012

		7,837,435

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11	176,000	169,840

Mexico — 0.4%
America Movil Sab de CV
5.63%, 11/15/17	460,000	419,467
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	120,000	109,800

See Notes to Schedules of Investments.	33

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Petroleos Mexicanos
8.00%, 05/03/19 144A	$720,000	$705,600
United Mexican States
6.75%, 09/27/34	2,001,000	1,894,547

		3,129,414

Netherlands — 0.5%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	501,078
8.75%, 06/15/30	600,000	642,578
HSBK Europe BV
9.25%, 10/16/13 144A	710,000	390,500
ING Bank NV
3.90%, 03/19/14 144A@	500,000	503,924
Intergas Finance BV
6.38%, 05/14/17 144A	980,000	573,300
Koninklijke KPN NV
8.00%, 10/01/10	780,000	807,236
NXP BV
9.50%, 10/15/15	35,000	3,937
TuranAlem Finance BV
8.25%, 01/22/37 144A	1,440,000	302,400
TuranAlem Finance BV
8.25%, 01/22/37Δ	650,000	146,250

		3,871,203

Peru — 0.1%
Republic of Peru
7.13%, 03/30/19	380,000	386,118
South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	212,660
Spain — 0.1%
Telefonica Emisiones SAU
6.42%, 06/20/16	900,000	931,877
Sweden — 0.3%
Swedbank AB
2.80%, 02/10/12 144A@	2,000,000	2,008,700
Switzerland — 1.2%
Credit Suisse Group
5.00%, 05/15/13Δ	4,800,000	4,642,392
UBS AG
2.22%, 06/19/10†	4,000,000	3,775,328
5.88%, 12/20/17	1,400,000	1,206,092

		9,623,812

United Kingdom — 0.8%
BP Capital Markets PLC
5.25%, 11/07/13	1,240,000	1,328,587
HSBC Holdings PLC
6.80%, 06/01/38	425,000	362,423
Inmarsat Finance PLC
9.27%, 11/15/12 STEPΩ	375,000	386,250
Lloyds TSB Bank PLC
2.80%, 04/02/12 144A@	1,000,000	1,004,180
Royal Bank of Scotland Group PLC
9.12%, 03/31/10	550,000	269,544
7.64%, 03/31/45†	300,000	67,553
6.99%, 10/29/45 144A†Δ	770,000	339,212
United Kingdom Gilt
4.00%, 03/07/22(U)	1,900,000	2,842,067

		6,599,816

Total Foreign Bonds (Cost $85,978,942)		67,338,772

LOAN AGREEMENTS — 1.0%
Chrysler Finance Co. Bridge Loan
6.00%, 08/03/14@	8,569,500	4,662,348
Ford Motor Co. Tranche B
3.56%, 11/29/13†@	53,093	25,757
Georgia Pacific Corporation
2.76%, 12/20/12@	127,901	113,372
3.69%, 12/20/12†@	3,238,095	2,870,267

Total Loan Agreements (Cost $11,649,295)		7,671,744

MORTGAGE-BACKED SECURITIES — 77.4%
ABN AMRO Mortgage Corporation
(101.78)%, 06/25/33 IOΩ@	409,580	33,135
American Home Mortgage Assets
2.55%, 11/25/46†	1,687,950	501,036
2.33%, 02/25/47†	2,520,181	762,994
Bank of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,295,291
Bank of America Funding Corporation
0.63%, 07/20/36†	1,919,908	1,643,186
Bank of America Mortgage Securities, Inc.
4.52%, 07/25/34†	536,827	348,935
Bear Stearns Adjustable Rate Mortgage Trust
5.60%, 02/25/33†	253,051	218,344
4.86%, 04/25/34†	320,226	213,202
5.29%, 05/25/34†	1,211,745	946,746
2.94%, 03/25/35†	2,085,527	1,415,042
5.08%, 06/25/35†	980,993	567,297
Bear Stearns Alt-A Trust
1.16%, 02/25/34†	127,120	57,097
5.36%, 05/25/35†	694,596	424,242
5.49%, 09/25/35†	1,018,251	501,941
Bear Stearns Structured Products, Inc.
5.65%, 09/25/37†	1,751,981	1,108,164
Chase Mortgage Finance Corporation
4.83%, 02/01/37†	442,770	327,619
4.93%, 02/01/37†	1,049,759	802,242
Citigroup Commercial Mortgage Trust
0.63%, 11/15/36 144A†@	6,959	5,728
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	2,403,835	1,798,457
Commerical Mortgage Asset Trust
7.55%, 01/17/10†	224,830	225,484
Countrywide Alternative Loan Trust
0.73%, 06/25/46†	1,287,101	468,409

34	See Notes to Schedules of Investments.

	Par	Value
Countrywide Alternative Loan Trust
5.50%, 10/25/33	$185,357	$155,295
0.87%, 09/25/35†	2,351,636	933,375
3.13%, 09/25/35†	331,216	130,102
0.85%, 10/25/35†	1,499,467	619,105
0.85%, 11/20/35†	758,240	287,178
0.85%, 11/20/35†	2,746,015	1,100,370
0.87%, 11/20/35†	1,791,347	692,459
0.79%, 12/25/35†	820,662	320,170
0.82%, 12/25/35†	1,587,590	621,671
0.79%, 02/25/36†	1,719,815	622,094
6.00%, 08/25/37	1,579,458	859,818
3.01%, 04/25/43†	2,861,432	871,130
0.71%, 09/25/46†	1,708,027	611,899
Countrywide Home Loan Mortgage Pass-Through Trust
5.14%, 02/19/34†	1,824,285	1,360,823
4.54%, 11/20/34†	343,206	185,786
4.90%, 08/20/35†	1,439,136	794,650
0.76%, 03/25/36†	578,173	207,518
Credit Suisse Mortgage Capital Certificates
5.66%, 03/15/39 STRIP†	800,000	650,223
5.38%, 02/15/40	4,180,000	2,522,999
CS First Boston Mortgage Securities Corporation
3.50%, 04/25/33 IOΩ@	3,215	67
2.61%, 06/25/33 IOΩ@	9,660	777
(93.82)%, 07/25/33 IOΩ@	597,394	58,864
0.01%, 07/25/33 IOΩ†@	235,154	—
6.18%, 08/25/33 IOΩ†@	305,919	—
6.53%, 06/15/34	1,500,000	1,493,593
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	34,838	36,719
7.00%, 04/01/15	43,571	45,924
7.00%, 12/01/15	30,764	32,245
8.50%, 06/01/16	13,288	14,285
4.50%, 05/01/18	155,763	161,362
4.50%, 06/01/18	34,570	35,804
8.50%, 06/01/18	6,613	7,109
4.50%, 09/01/18	138,586	143,535
4.50%, 10/01/18	108,487	112,272
4.50%, 11/01/18	111,433	114,976
4.50%, 12/01/18	343,095	355,346
5.00%, 12/01/18	632,173	657,571
4.50%, 01/01/19	41,218	42,690
4.50%, 03/01/19	81,144	84,088
4.50%, 06/01/19	1,491,007	1,544,248
5.00%, 06/01/20	530,000	552,735
5.00%, 07/01/20	546,585	568,665
2.71%, 04/15/22 POΩ@	27,266	25,397
8.00%, 08/01/24	4,715	5,152
7.50%, 11/01/29	16,519	17,904
6.50%, 12/01/29	359,576	382,843
7.50%, 12/01/29	26,853	29,104
7.50%, 02/01/31	33,418	36,217
5.13%, 07/01/31†	54,308	54,963
5.11%, 08/01/31†	3,826	3,879
7.50%, 11/01/31	10,373	11,233
5.35%, 04/01/32†	7,960	8,156
3.41%, 03/01/34†	10,672	10,791
5.00%, 12/01/34	127,800	132,220
5.50%, 05/01/35	2,287,540	2,378,796
3.49%, 08/15/35Ω@	126,554	122,895
5.00%, 11/01/35	1,748,659	1,808,035
5.50%, 11/01/35	695,042	722,770
5.00%, 12/01/35	422,820	437,177
5.50%, 01/01/36	393,456	409,152
6.00%, 02/01/36	1,704,656	1,784,378
5.00%, 03/01/36	1,314,567	1,359,203
5.00%, 04/01/36	1,118,462	1,156,439
5.00%, 06/01/36	1,891,701	1,956,307
6.00%, 11/01/36	25,459	26,649
6.06%, 01/01/37†	2,261,529	2,347,058
5.68%, 04/01/37†	3,616,237	3,730,303
6.00%, 04/01/37	12,600	13,189
2.72%, 04/15/37Ω@	60,517	56,357
1.06%, 06/15/37†	2,444,991	2,385,090
2.69%, 06/15/37Ω@	159,710	156,273
5.50%, 07/01/37	612,942	636,688
6.00%, 07/01/37	3,583	3,750
5.64%, 09/01/37†	4,338,507	4,499,876
6.00%, 09/01/37	168,056	175,890
6.00%, 10/01/37	170,919	178,885
6.00%, 11/01/37	121,938	127,621
5.50%, 12/01/37	142,947	148,486
5.50%, 04/01/38	274,631	285,271
6.00%, 04/01/38	27,152	28,418
6.00%, 05/01/38	934,162	977,652
5.50%, 07/01/38	126,094	130,979
6.00%, 07/01/38	57,262	59,928
5.00%, 08/01/38	382,850	395,849
6.00%, 08/01/38	567,049	593,480
6.50%, 09/01/38	566,234	599,688
6.00%, 11/01/38	360,848	377,668
6.00%, 12/01/38	169,188	177,065
5.50%, 01/01/39	313,675	325,796
6.00%, 01/01/39	78,923	82,595
6.00%, 02/01/39	26,635	27,875
5.00%, 04/01/39 TBA	200,000	206,250
5.50%, 04/01/39 TBA	68,000,000	70,550,000
5.00%, 04/13/39 TBA	5,000,000	5,156,250
Federal Housing Administration
7.43%, 10/01/18	185,610	204,839
Federal National Mortgage Association
4.00%, 06/01/13	55,922	56,946
4.00%, 07/01/13	75,446	77,125
4.00%, 08/01/13	106,454	108,455
4.00%, 09/01/13	204,917	208,813
4.00%, 10/01/13	428,821	437,071
8.00%, 06/01/15	29,013	30,734
8.00%, 06/15/15	11,222	11,887
8.00%, 07/01/15	22,890	24,247
8.00%, 09/01/15	44,114	46,052
5.00%, 12/25/15	21,674	21,664
7.50%, 04/01/16	—	—
6.00%, 05/01/16	141,489	149,061
6.00%, 07/01/16	15,108	15,917
5.00%, 11/01/17	173,070	181,035
5.00%, 12/01/17	898,778	939,392
5.00%, 01/01/18	2,253,138	2,356,401
5.00%, 02/01/18	457,796	478,678
5.50%, 02/01/18	149,588	156,120
5.00%, 04/01/18	754,923	788,958

See Notes to Schedules of Investments.	35

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 05/01/18	$1,051,755	$1,098,590
4.50%, 06/01/18	1,118,225	1,159,552
5.00%, 06/01/18	125,274	130,922
4.00%, 09/01/18	3,296,676	3,380,948
4.50%, 09/01/18	106,678	110,620
4.50%, 10/01/18	216,918	224,935
4.50%, 11/01/18	48,380	50,168
5.00%, 11/01/18	213,793	223,632
4.50%, 12/01/18	128,513	133,262
4.50%, 01/01/19	58,106	60,253
5.00%, 02/01/19	153,765	160,313
4.50%, 03/01/19	80,146	83,108
5.00%, 03/01/19	1,103,605	1,150,600
5.00%, 04/01/19	1,479,241	1,543,858
4.50%, 05/01/19	314,281	325,503
4.50%, 06/01/19	155,097	160,636
4.50%, 07/01/19	50,552	52,357
4.50%, 08/01/19	155,457	161,008
5.00%, 08/01/19	541,667	564,733
6.00%, 09/01/19	733,729	772,999
5.00%, 10/01/19	233,668	243,619
5.00%, 11/01/19	985,740	1,027,716
4.50%, 04/01/20	496,885	515,249
4.50%, 08/01/20	286,110	295,611
4.50%, 09/01/20	215,210	222,356
6.00%, 12/01/20	1,380,096	1,453,960
4.50%, 03/01/21	339,235	349,687
4.50%, 08/01/21	31,031	31,987
10.68%, 08/25/21 IOΩ@	205	4,283
10.55%, 10/25/21 IOΩ@	377	8,398
24.07%, 01/25/22†	42,481	44,613
4.50%, 04/01/22	284,924	293,702
5.00%, 04/01/22 TBA	4,500,000	4,665,938
9.50%, 05/01/22	4,925	5,474
4.50%, 06/01/22	1,284,620	1,324,197
4.38%, 07/01/22†	26,520	26,562
6.00%, 01/01/23	137,661	145,235
4.50%, 04/01/23	1,675,435	1,727,052
4.50%, 06/01/23	1,914,498	1,973,480
4.50%, 12/01/23	222,251	229,099
5.00%, 12/01/23	925,355	960,803
5.50%, 01/01/24	864,058	901,874
5.50%, 04/01/24 TBA	3,600,000	3,753,000
4.50%, 04/16/24 TBA	5,000,000	5,146,875
9.50%, 07/01/24	8,604	9,526
4.01%, 07/01/27†	27,200	27,189
4.64%, 08/01/27†	79,316	80,158
4.01%, 11/01/27†	66,004	65,978
5.50%, 04/01/29	557	583
7.39%, 02/01/30†	169,893	174,050
1.12%, 05/25/30†	1,777,458	1,757,388
5.34%, 06/01/30†	30,965	30,842
8.00%, 10/01/30	56,577	61,503
1.01%, 10/18/30†	59,253	57,736
5.11%, 12/01/30†	7,923	7,962
4.01%, 01/01/31†	8,964	8,943
5.07%, 05/01/31†	18,579	18,552
5.00%, 06/01/31†	7,397	7,547
6.00%, 01/01/32	100,941	106,073
6.00%, 03/01/32	271,793	285,724
6.50%, 03/01/32	282,728	304,429
6.00%, 04/01/32	641,891	674,318
4.01%, 06/01/32†	10,163	10,143
4.38%, 08/01/32†	38,277	38,201
3.59%, 02/01/33†	4,250	4,275
5.50%, 03/01/33	109,640	114,274
4.38%, 05/01/33†	88,654	88,538
5.50%, 05/01/33	180,122	187,735
6.00%, 05/01/33	20,168	21,187
5.50%, 06/01/33	27,538	28,702
5.50%, 07/01/33	350,121	364,919
0.01%, 07/25/33 IOΩ@	367,833	2,084
5.50%, 09/01/33	8,925	9,302
6.00%, 12/01/33	7,332	7,698
5.50%, 02/01/34	11,436	11,905
5.50%, 04/01/34	1,802	1,876
0.01%, 04/25/34 IOΩ@	550,862	5,178
5.50%, 06/01/34	160,175	166,945
0.01%, 06/25/34 IOΩ@	788,684	4,602
5.00%, 07/01/34	977,792	1,011,327
5.00%, 08/01/34	307,380	317,923
5.50%, 08/01/34	19,022	19,826
5.50%, 10/01/34	1,266	1,318
6.00%, 10/01/34	111,303	116,717
4.50%, 12/01/34	341,644	349,881
4.57%, 12/01/34†	664,590	679,417
5.50%, 12/01/34	128,852	134,136
6.00%, 12/01/34	2,513	2,635
6.00%, 01/01/35	2,254,133	2,363,779
4.50%, 02/01/35	385,767	395,069
4.50%, 03/01/35	1,242,545	1,271,533
5.00%, 03/01/35	262,706	271,716
4.50%, 04/01/35	857,824	877,837
6.00%, 04/01/35	1,980,405	2,079,176
4.50%, 05/01/35	697,144	713,409
6.00%, 05/01/35	3,017,421	3,158,538
4.03%, 05/25/35Ω@	76,576	72,050
5.00%, 06/01/35	2,858,254	2,956,283
4.50%, 07/01/35	419,876	429,672
5.50%, 07/01/35	806	839
6.00%, 07/01/35	1,091,893	1,142,959
5.00%, 08/01/35	213,395	220,680
5.50%, 08/01/35	2,014	2,095
6.00%, 08/01/35	835	875
4.50%, 09/01/35	114,201	116,866
5.00%, 09/01/35	8,060,719	8,351,031
5.50%, 09/01/35	693,373	721,163
4.50%, 10/01/35	284,579	291,218
6.00%, 10/01/35	261,611	274,947
3.78%, 11/01/35†	509,886	521,498
3.79%, 11/01/35†	445,451	455,606
3.80%, 11/01/35†	456,992	467,411
3.81%, 11/01/35†	460,489	470,999
3.81%, 11/01/35†	447,381	457,603
4.01%, 11/01/35†	32,714	32,680
6.00%, 11/01/35	2,304,917	2,415,584
5.00%, 12/01/35	6,105,016	6,314,399
5.50%, 12/01/35	9,243	9,622
6.00%, 01/01/36	196,200	205,376
6.00%, 02/01/36	17,985	18,817
6.00%, 03/01/36	48,415	50,656
5.50%, 04/01/36	672,293	694,431
6.00%, 04/01/36	56,621	59,242
6.50%, 04/01/36	843,975	890,121
4.54%, 05/01/36†	413,226	413,572
6.00%, 08/01/36	86,890	90,913
6.50%, 08/01/36	1,000,001	1,054,679
0.97%, 08/25/36†	3,103,300	3,025,775

36	See Notes to Schedules of Investments.

	Par	Value
5.00%, 09/01/36	$832,102	$860,511
6.00%, 09/01/36	481,602	503,900
6.50%, 09/01/36	26,209	27,642
2.48%, 09/25/36Ω@	66,653	65,152
6.00%, 10/01/36	167,764	175,531
6.50%, 10/01/36	525,599	554,337
5.50%, 11/01/36	1,898,688	1,973,004
6.00%, 11/01/36	479,625	501,831
6.50%, 11/01/36	327,995	346,236
5.50%, 12/01/36	5,689	5,911
6.00%, 12/01/36	482,875	505,231
6.00%, 01/01/37	314,307	328,852
5.50%, 02/01/37	114,497	118,955
5.50%, 02/01/37†	3,953,632	4,119,282
5.50%, 03/01/37	99,801	103,786
6.00%, 03/01/37	—	—
6.50%, 03/01/37	788,621	831,697
5.50%, 04/01/37	24,579	25,540
6.00%, 04/01/37	115,579	120,851
6.50%, 04/01/37	640,051	675,012
5.50%, 05/01/37	143,961	149,565
6.00%, 05/01/37	813,915	851,513
6.50%, 05/01/37	759,382	800,861
5.50%, 06/01/37	25,201	26,182
6.00%, 06/01/37	595,365	622,524
6.50%, 06/01/37	—	—
0.92%, 06/25/37†	1,490,017	1,441,162
5.50%, 07/01/37	14,148	14,698
6.00%, 07/01/37	8,918,052	9,324,880
5.50%, 08/01/37	2,231	2,318
6.00%, 08/01/37	742,525	774,117
6.50%, 08/01/37	1,616,980	1,705,301
6.00%, 09/01/37	606,755	633,021
6.50%, 09/01/37	715,847	754,947
5.50%, 10/01/37	70,922	73,683
6.00%, 10/01/37	31,723	33,170
6.50%, 10/01/37	766,542	808,412
6.00%, 11/01/37	164,386	171,885
6.50%, 11/01/37	88,750	93,597
4.01%, 12/01/37†	149,502	149,381
6.00%, 12/01/37	94,115	98,408
6.50%, 12/01/37	739,823	780,233
4.01%, 01/01/38†	64,483	64,432
5.50%, 01/01/38	231,621	240,637
6.00%, 01/01/38	43,976	45,982
5.00%, 02/01/38	5,194,034	5,365,389
5.50%, 02/01/38	245,251	254,828
6.00%, 02/01/38	813,759	850,881
6.50%, 02/01/38	—	—
4.50%, 03/01/38	60,831	62,237
5.00%, 03/01/38	1,484,289	1,533,256
5.50%, 03/01/38	1,052,329	1,093,294
6.00%, 03/01/38	597,016	624,250
4.50%, 04/01/38	1,716,665	1,756,350
5.00%, 04/01/38	2,137,409	2,207,924
5.50%, 04/01/38	1,221,641	1,269,197
6.00%, 04/01/38	14,322	14,975
5.00%, 05/01/38	411,538	425,114
5.50%, 05/01/38	259,817	269,931
6.00%, 05/01/38	434,705	454,536
5.00%, 06/01/38	1,477,121	1,525,852
5.50%, 06/01/38	1,515,260	1,574,247
6.00%, 06/01/38	189,143	197,108
6.50%, 06/01/38	76,950	81,153
5.50%, 07/01/38	1,729,378	1,796,699
6.00%, 07/01/38	81,882	85,617
5.50%, 08/01/38	483,113	501,920
6.00%, 08/01/38	2,430,867	2,541,757
5.50%, 09/01/38	1,074,764	1,116,602
6.00%, 09/01/38	1,841,309	1,925,305
5.50%, 10/01/38	935,865	972,912
6.00%, 10/01/38	669,895	700,454
5.50%, 11/01/38	792,443	823,291
6.00%, 11/01/38	1,578,929	1,650,956
5.50%, 12/01/38	94,125	97,789
6.00%, 12/01/38	204,303	213,078
5.50%, 01/01/39	267,388	277,795
6.00%, 01/01/39	71,979	75,258
5.50%, 02/01/39	539,953	560,968
5.00%, 03/01/39	2,000,000	2,065,781
5.50%, 03/01/39	18,570	19,293
5.00%, 04/01/39 TBA	16,900,000	17,438,687
5.00%, 04/13/39 TBA	19,000,000	19,605,625
5.50%, 04/13/39 TBA	50,100,000	51,994,381
6.00%, 04/13/39 TBA	16,000,000	16,710,000
6.00%, 05/12/39 TBA	12,500,000	13,023,438
3.22%, 06/01/40†	118,022	116,952
3.22%, 10/01/40†	358,105	354,881
4.01%, 11/01/40†	51,902	51,862
FFCA Secured Lending Corporation
62.76%, 07/18/20 IO 144AΩ@	1,035,101	18,663
FHLMC Structured Pass-Through Securities
3.45%, 07/25/44†	2,423,890	2,373,176
First Horizon Alternative Mortgage Securities
4.65%, 06/25/34†	829,393	483,648
First Horizon Asset Securities, Inc.
4.75%, 12/25/34†	139,626	114,890
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,427,277	1,449,166
GE Capital Commercial Mortgage Corporation
5.33%, 11/10/45 STRIP†	1,230,000	945,253
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	1,974,884
GMAC Mortgage Corporation Loan Trust
4.68%, 06/25/34†	563,856	455,394
Government National Mortgage Association
7.00%, 10/15/25	64,126	68,724
7.00%, 01/15/26	20,661	22,154
7.00%, 07/15/27	164,015	175,936
7.00%, 12/15/27	1,532	1,644
7.00%, 01/15/28	31,708	34,025
7.00%, 03/15/28	198,416	212,830
7.00%, 07/15/28	23,705	25,437
7.50%, 07/15/28	15,110	16,293
6.50%, 08/15/28	19,990	21,335
7.00%, 08/15/28	37,323	40,051
7.50%, 08/15/28	15,571	16,791
6.50%, 09/15/28	112,985	120,584
6.00%, 10/15/28	16,417	17,283

See Notes to Schedules of Investments.	37

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.00%, 10/15/28	$76,518	$82,110
6.00%, 12/15/28	2,537	2,671
6.00%, 01/15/29	534	562
7.50%, 03/15/29	52,502	56,587
7.50%, 11/15/29	24,557	26,490
4.13%, 11/20/29†	84,281	84,631
8.50%, 08/15/30	4,940	5,403
8.50%, 11/20/30	27,334	29,789
6.00%, 04/15/31	4,428	4,661
6.50%, 08/15/31	178,559	187,556
7.50%, 08/15/31	62,635	67,402
6.50%, 10/15/31	330,360	348,281
6.00%, 11/15/31	918,340	960,770
6.50%, 11/15/31	297,570	312,564
6.00%, 12/15/31	235,448	246,326
6.00%, 01/15/32	320,360	337,164
6.00%, 02/15/32	523,921	548,149
6.50%, 02/15/32	504,064	534,405
34.97%, 02/16/32†	182,563	260,410
6.00%, 04/15/32	432,692	455,388
6.50%, 04/15/32	318,259	334,295
7.50%, 04/15/32	93,194	99,835
6.50%, 06/15/32	1,042,677	1,104,339
6.50%, 07/15/32	138,088	145,046
6.50%, 08/15/32	442,615	464,918
6.50%, 09/15/32	504,983	530,428
6.00%, 10/15/32	559,618	585,474
6.00%, 11/15/32	443,130	464,386
6.00%, 12/15/32	234,027	244,859
6.50%, 12/15/32	41,285	43,365
6.00%, 01/15/33	255,049	266,833
6.00%, 02/15/33	173,083	181,080
6.50%, 03/15/33	81,768	85,888
5.00%, 04/15/33	224,473	233,779
6.50%, 04/15/33	1,253,323	1,316,476
5.00%, 05/15/33	1,961,815	2,040,548
6.00%, 05/15/33	1,159,814	1,213,401
5.00%, 06/15/33	250,005	260,370
6.00%, 06/15/33	168,873	176,676
5.00%, 07/15/33	607,988	633,194
5.00%, 08/15/33	1,192,424	1,239,762
5.00%, 09/15/33	854,658	887,953
5.00%, 10/15/33	469,885	488,537
6.00%, 10/15/33	808,277	845,621
6.50%, 10/15/33	250,356	262,971
5.00%, 11/15/33	58,235	60,554
6.00%, 12/15/33	919,139	961,606
5.00%, 01/15/34	386,024	401,786
5.00%, 03/15/34	484,175	503,946
5.00%, 04/15/34	189,493	197,231
5.00%, 05/15/34	109,373	113,839
5.00%, 06/15/34	738,255	768,401
6.00%, 06/15/34	86,346	90,605
5.00%, 08/15/34	496,855	517,143
5.00%, 11/15/34	1,096,962	1,141,754
5.00%, 12/15/34	999,836	1,040,663
5.00%, 01/15/35	694,271	722,078
6.00%, 02/15/36	14,023	14,684
6.00%, 06/15/36	760,242	796,079
6.00%, 07/15/36	89,018	93,215
6.00%, 08/15/36	891,124	932,959
6.00%, 04/01/38 TBA	52,300,000	54,637,182
5.50%, 05/15/38	290,751	303,003
6.00%, 12/15/38	393,664	412,181
5.50%, 02/15/39	126,741	132,082
5.50%, 03/15/39	1,373,259	1,431,128
5.50%, 04/01/39 TBA	1,000,000	1,040,625
5.50%, 04/20/39 TBA	400,000	416,250
6.50%, 04/20/39 TBA	28,000,000	29,373,736
5.00%, 05/19/39 TBA	900,000	929,812
4.50%, 06/01/39 TBA	4,000,000	4,062,500
Greenpoint Mortgage Funding Trust
0.70%, 01/25/37†	1,563,098	564,781
0.60%, 03/25/37†	3,583,305	1,725,232
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,083,850
GSMPS Mortgage Loan Trust
0.75%, 02/25/35 144A†	296,108	198,369
0.87%, 09/25/35 144A†	2,140,838	1,541,620
GSR Mortgage Loan Trust
4.54%, 09/25/35†	1,118,403	826,474
HarborView Mortgage Loan Trust
0.87%, 11/19/35 STEP	419,800	159,650
5.73%, 12/19/35†	684,573	305,404
0.80%, 01/19/36 STEP	249,124	103,252
0.81%, 01/19/36 STEP	1,159,587	436,517
5.97%, 08/19/36†	1,686,188	683,192
0.75%, 12/19/37†	1,463,935	518,294
Impac CMB Trust
1.24%, 10/25/34†	144,145	52,073
0.78%, 11/25/35 STEP	1,330,310	550,849
Impac Secured Assets CMN Owner Trust
0.77%, 05/25/35†	1,031,484	425,607
Indymac ARM Trust
4.45%, 09/28/31†	21,039	21,029
Indymac INDA Mortgage Loan Trust
6.17%, 11/01/37†	803,674	454,303
Indymac Index Mortgage Loan Trust
0.82%, 07/25/35†	2,459,937	894,680
5.27%, 08/25/35†	452,880	252,398
5.10%, 09/25/35†	579,655	326,578
5.37%, 09/25/35†	623,284	348,888
0.74%, 04/25/46†	1,084,059	387,330
0.71%, 09/25/46†	1,807,956	664,925
JP Morgan Alternative Loan Trust
0.78%, 01/25/36†	863,832	367,818
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	3,340,000	2,514,457
JP Morgan Mortgage Trust
5.02%, 02/25/35†	1,229,876	975,205
4.07%, 07/25/35†	726,137	500,395
4.20%, 07/25/35†	799,330	549,783
4.77%, 07/25/35†	692,527	534,732
5.06%, 07/25/35†	569,578	384,389
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	898,182
16.32%, 06/15/36 IO 144AΩ@	4,224,910	72,611
4.95%, 09/15/40	810,000	628,562

38	See Notes to Schedules of Investments.

	Par	Value
Luminent Mortgage Trust
0.71%, 07/25/36†	$630,278	$215,055
0.69%, 12/25/36†	4,057,230	1,416,345
0.72%, 02/25/46†	1,105,772	393,626
MASTR Adjustable Rate Mortgages Trust
4.68%, 05/25/34†	341,223	249,895
5.65%, 11/25/35 144A†	1,341,277	724,411
0.72%, 05/25/47†	3,906,435	1,368,476
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	852,042	891,449
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.49%, 03/01/45†	960,000	550,268
MLCC Mortgage Investors, Inc.
2.12%, 09/25/27 STEP	475,381	287,155
Prime Mortgage Trust
5.50%, 05/25/35 144A	6,967,576	5,049,984
6.00%, 05/25/35 144A	890,885	772,982
6.00%, 11/25/36 144A	3,718,296	2,514,062
RBSGC Mortgage Pass Through Certificates
0.97%, 01/25/37†	1,396,287	552,997
Residential Accredit Loans, Inc.
2.63%, 01/25/46†	1,062,376	433,062
Residential Funding Mortgage Securities I
5.18%, 09/25/35†	699,422	451,229
5.21%, 09/25/35†	621,167	385,531
Sequoia Mortgage Trust
1.92%, 07/20/33†	260,140	171,633
2.22%, 10/20/34 STEP	250,242	161,580
Structured Adjustable Rate Mortgage Loan Trust
4.38%, 05/25/34†	438,706	267,059
5.25%, 09/25/34†	204,819	129,487
5.45%, 11/25/34†	846,278	512,310
0.86%, 08/25/35†	696,562	302,319
Structured Asset Mortgage Investments, Inc.
0.81%, 07/19/35†	225,995	105,256
0.83%, 12/25/35†	1,009,495	421,869
0.75%, 02/25/36†	1,059,943	391,466
3.55%, 11/25/37†	2,554,317	950,242
Structured Asset Securities Corporation
4.46%, 09/25/33†	960,280	693,367
Thornburg Mortgage Securities Trust
0.63%, 06/25/09†	3,143,507	3,095,940
6.20%, 09/25/37†	1,425,082	891,091
6.21%, 09/25/37†	1,504,444	1,043,797
Wachovia Bank Commercial Mortgage Trust
5.21%, 10/15/44 STRIP†	3,000,000	2,382,359
WAMU Alternative Mortgage Pass-Through Certificates
2.47%, 11/25/46†	2,418,728	737,547
Washington Mutual Mortgage Pass-Through Certificates
1.06%, 12/25/27†	2,323,103	1,637,288
4.55%, 02/25/33†	25,154	21,064
4.18%, 06/25/34†	538,704	416,648
5.59%, 12/25/36†	777,287	386,627
5.70%, 02/25/37†	1,351,830	708,169
5.85%, 02/25/37†	879,609	515,891
3.03%, 06/25/42†	41,067	30,910
0.81%, 07/25/45†	1,484,945	620,802
0.84%, 07/25/45†	963,735	411,170
0.84%, 08/25/45†	3,213,243	1,364,466
0.81%, 10/25/45†	2,928,356	1,201,979
0.78%, 11/25/45†	1,260,347	511,667
0.79%, 12/25/45†	807,188	333,006
0.81%, 12/25/45†	1,712,816	711,452
2.39%, 04/25/47†	1,757,973	697,325
Wells Fargo Alternative Loan Trust
6.60%, 11/01/37†	2,427,438	1,135,773
Wells Fargo Mortgage-Backed Securities Trust
5.03%, 04/25/35†	1,954,392	1,460,644
4.61%, 10/25/35†	812,303	572,586
Zuni Mortgage Loan Trust
0.65%, 07/25/36†	1,604,938	1,527,586

Total Mortgage-Backed Securities (Cost $666,408,217)		612,421,027

MUNICIPAL BONDS — 1.0%
California Educational Facilities Authority, Series A Revenue Bond
5.00%, 10/01/39	1,000,000	975,550
Illinois Finance Authority
5.75%, 07/01/33	1,800,000	1,911,114
Los Angeles Department of Water & Power, Series A-1 Revenue Bond (AMBAC Insured)
5.00%, 07/01/37	1,500,000	1,434,345
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,740,419
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	976,850

Total Municipal Bonds (Cost $7,744,842)		8,038,278

	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	$1,000,000	44,995
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	1,700,000	133,419

		178,414

Put Options — 0.1%
30-Year Federal National Mortgage Association, Strike Price $82.25, Expires 04/06/09	29,000,000	—

See Notes to Schedules of Investments.	39

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Notional Amount	Value
30-Year Federal National Mortgage Association, Strike Price $83.00, Expires 04/09/09	$5,000,000	$—
30-Year Federal National Mortgage Association, Strike Price $86.25, Expires 04/06/09	9,400,000	—
30-Year Federal National Mortgage Association, Strike Price $87.25, Expires 06/04/09	16,100,000	—
30-Year Federal National Mortgage Association, Strike Price $91.50, Expires 06/04/09	28,500,000	—
30-Year Government National Mortgage Association, Strike Price $85.00, Expires 05/11/09	6,900,000	—
30-Year Government National Mortgage Association, Strike Price $90.00, Expires 04/13/09	29,000,000	—
30-Year Government National Mortgage Association, Strike Price $93.00, Expires 04/13/09	28,000,000	—
Euro vs. Japanese Yen, Strike Price $148.40, Expires 06/03/10	1,000,000	228,270
Euro vs. U.S. Dollar, Strike Price $1.38, Expires 05/21/10	1,700,000	210,104

		438,374

Total Purchased Options (Cost $300,159)		616,788

	Shares
PREFERRED STOCKS — 0.2%
CORTS Trust for Ford Motor Co.	9,100	50,778
Federal Home Loan Mortgage Corporation	55,675	25,610
Federal National Mortgage Association	42,050	29,837
General Motors Corporation CONV	40,650	103,251
Preferred Blocker (GMAC), Inc.	290	57,737
Wells Fargo & Co.	2,400	1,149,576

Total Preferred Stocks (Cost $4,877,346)		1,416,789

MONEY MARKET FUNDS — 9.0%
GuideStone Money Market Fund (GS4 Class)¥	20,115,930	20,115,930
Northern Institutional Liquid Assets Portfolio§	51,014,606	51,014,606

Total Money Market Funds (Cost $71,130,536)		71,130,536

	Par
U.S. TREASURY OBLIGATIONS — 13.4%
U.S. Treasury Bills
0.13%, 04/09/09Δ	$1,040,000	$1,039,978
0.02%, 04/16/09Δ	520,000	519,951
0.10%, 04/23/09	3,650,000	3,649,766

		5,209,695

U.S. Treasury Bonds
8.50%, 02/15/20Δ	2,000,000	2,986,876
8.75%, 08/15/20	1,300,000	1,983,719
7.88%, 02/15/21	100,000	145,047
7.25%, 08/15/22	2,100,000	2,966,907
7.13%, 02/15/23Δ	700,000	984,594
6.00%, 02/15/26Δ	1,800,000	2,372,063
5.50%, 08/15/28	600,000	757,407
5.25%, 11/15/28	300,000	369,094
5.25%, 02/15/29Δ	4,300,000	5,296,392
5.38%, 02/15/31Δ	600,000	756,657
3.50%, 02/15/39Δ	26,800,000	26,490,272

		45,109,028

U.S. Treasury Inflationary Index Bonds
1.88%, 07/15/15	250,000	278,887
2.00%, 01/15/16	500,000	549,613
2.50%, 07/15/16	6,280,000	7,030,626
2.38%, 01/15/17	200,000	222,783
2.38%, 01/15/25Δ	5,340,000	6,234,873
2.00%, 01/15/26	1,660,000	1,751,329
2.38%, 01/15/27Δ‡‡	2,560,000	2,808,069
1.75%, 01/15/28‡‡	3,700,000	3,582,919
3.63%, 04/15/28Δ	1,400,000	2,259,649
2.50%, 01/15/29	1,800,000	1,922,597
3.88%, 04/15/29Δ‡‡	4,468,000	7,394,597

		34,035,942

U.S. Treasury Note
2.75%, 02/15/19Δ	150,000	150,867

U.S. Treasury STRIPS
3.60%, 05/15/21ΩΔ	17,700,000	11,476,839
3.62%, 05/15/21ΩΔ	800,000	517,986
3.65%, 08/15/21Ω	700,000	447,505
3.65%, 11/15/21ΩΔ	3,200,000	2,026,320
3.82%, 08/15/24Ω	8,200,000	4,582,759
3.83%, 05/15/26ΩΔ	1,500,000	782,871
3.85%, 11/15/26ΩΔ	3,600,000	1,833,059

		21,667,339

Total U.S. Treasury Obligations (Cost $100,110,372)		106,172,871

TOTAL INVESTMENTS — 147.7% (Cost $1,307,917,047)		1,167,937,668

	Notional Amount
WRITTEN OPTIONS — 0.0%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price $4.90, Expires 07/06/09	$(1,900,000)	(273,621)

Put Options — 0.0%
3-Month LIBOR, Strike Price $2.75, Expires 05/22/09	(5,500,000)	(7,166)

40	See Notes to Schedules of Investments.

	Notional Amount	Value
3-Month LIBOR, Strike Price $2.75, Expires 05/22/09	$(4,500,000)	$(5,863)

		(13,029)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $2.75, Expires 05/22/09	(600,000)	(782)
3-Month LIBOR, Strike Price $4.90, Expires 07/06/09	(22,500,000)	(64)

		(846)

Total Written Options (Premiums received $(139,721))		(287,496)

	Par
SECURITIES SOLD SHORT — (1.7)%
Federal National Mortgage Association
4.50%, 04/01/36 TBA	$(1,000,000)	(1,021,875)
5.50%, 04/12/37 TBA	(2,000,000)	(2,075,624)
6.00%, 04/12/37 TBA	(5,000,000)	(5,221,875)
6.50%, 04/01/39 TBA	(2,000,000)	(2,106,250)
5.00%, 04/12/39 TBA	(3,000,000)	(3,095,625)

Total Securities Sold Short (Cost $(13,419,062))		(13,521,249)

Liabilities in Excess of Other Assets — (46.0)%		(363,582,711)

NET ASSETS — 100.0%		$790,546,212

Swap agreements outstanding at March 31, 2009:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
DaimlerChrysler NA Holdings, 5.75 due 09/08/11	(0.58)%	09/20/11	BAR	USD	$900,000	$50,282	$—	$50,282
International Lease Finance Corporation, 5.40% due 02/15/12	(0.17)%	03/20/12	BAR	USD	400,000	152,883	—	152,883
XL Capital (Europe) PLC, 6.50% due 01/15/12	(0.21)%	03/20/12	BAR	USD	500,000	107,302	—	107,302
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	900,000	44,150	—	44,150
Sealed Air Corporation, 5.63% due 07/15/13	(0.58)%	09/20/13	MSCS	USD	400,000	34,876	—	34,876
American Electric Power, 5.25% 06/01/15	(6.26)%	06/20/15	CITI	USD	1,600,000	15,902	—	15,902
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	300,000	73,251	—	73,251
OMNICOM Goup, Inc., 5.90% due 04/15/16	(0.39)%	06/20/16	MSCS	USD	700,000	88,378	—	88,378
Bank of America, 1.40% due 10/14/16	(0.17)%	12/20/16	CITI	USD	1,700,000	295,794	—	295,794
AutoZone, 5.88% due 10/15/12	(0.64)%	06/20/17	RBS	USD	600,000	25,381	—	25,381
AutoZone, 5.88% due 10/15/12	(0.64)%	06/20/17	RBS	USD	500,000	16,708	—	16,708
AutoZone, 5.88% due 10/15/12	(0.67)%	06/20/17	RBS	USD	1,300,000	44,320	—	44,320
Dominion Resources, 6.00% due 11/30/17	(0.69)%	12/20/17	CITI	USD	3,800,000	(6,016)	—	(6,016)

See Notes to Schedules of Investments.	41

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation		Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Citigroup, Inc., 6.13% due 05/15/18		(1.01)%	06/20/18	DEUT	USD	$6,400,000	$2,090,555	$—	$2,090,555

							3,033,766	—	3,033,766

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
GMAC LLC, 6.88% due 08/28/12	3.53%	(3.53)%	09/20/17	DEUT	USD	$8,400,000	$(4,024,501)	$—	$(4,024,501)
Federated Republic of Brazil, 12.25% due 03/06/30	1.04%	(1.04)%	05/20/17	DEUT	USD	1,000,000	(148,601)	—	(148,601)

							(4,173,102)	—	(4,173,102)

Reference Obligation		Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX X07 Index		(1.65)%	12/20/11	JPM	USD	$3,771,430	$623,265	$(29,279)	$652,544
Dow Jones CDX HY-8		(2.75)%	06/20/12	MLCS	USD	1,200,000	481,020	—	481,020
Dow Jones CDX HY-8		(1.60)%	06/20/12	MLCS	USD	1,140,000	302,245	17,887	284,358
Dow Jones CDX HY-10 Index		(1.60)%	06/20/12	MLCS	USD	1,746,000	475,252	33,733	441,519
Dow Jones CDX HY-10 Index		(1.55)%	06/20/13	CS	USD	1,746,000	475,252	32,824	442,428
Dow Jones CDX IG10 5Y		(5.00)%	06/20/13	BAR	USD	1,464,000	45,793	(2,163)	47,956
CDX AG IG 1.1 Index		(5.00)%	06/20/13	UBS	USD	20,000,000	677,105	616,602	60,503
Dow Jones CDX IG9 10Y		(0.80)%	12/20/17	RBS	USD	2,049,600	637,287	95,748	541,539
Dow Jones CDX IG10 10YR		(1.50)%	06/20/18	DEU	USD	3,025,600	128,687	(83,019)	211,706
Dow Jones CDX IG10 Index		(1.50)%	06/20/18	MSCS	USD	12,102,400	514,750	(452,605)	967,355

							4,360,656	229,728	4,130,928

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
ABX.HE.AAA Index	9.73%	(0.09)%	08/25/37	CITI	USD	$1,000,000	$(747,500)	$(263,951)	$(483,549)

Reference Obligation	Pay/ Receive Floating Rate	Fixed Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps — Buy Protection
CMM Index	Receive	(5.50)%	05/21/09	MLCS	USD	$4,300,000	$(960,891)	$(359,871)	$(601,020)
BZDIOVRA Index	Pay	10.60%	01/04/10	JPM	BRL	6,000,000	920	—	920
France CPI EX Tobacco	Pay	2.15%	10/15/10	UBS	EUR	300,000	15,995	45	15,950
MXIBTIIE Index	Pay	8.91%	11/18/10	DEU	MXN	19,000,000	3,734	—	3,734
MXIBTIIE Index	Pay	8.42%	12/01/10	JPM	MXN	21,000,000	46,452	14	46,438
MXIBTIIE Index	Pay	8.38%	12/03/10	JPM	MXN	18,000,000	38,999	37	38,962
MXIBTIIE Index	Pay	8.21%	12/08/10	CITI	MXN	46,000,000	6,037	—	6,037
MXIBTIIE Index	Pay	8.21%	12/09/10	CITI	MXN	39,000,000	4,592	—	4,592

42	See Notes to Schedules of Investments.

Reference Obligation	Pay/ Receive Floating Rate	Fixed Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
KWCDC Index	Pay	2.82%	01/28/11	DEU	KRW	$927,000,000	$(4)	$—	$(4)
KWCDC Index	Pay	2.83%	01/28/11	JPM	KRW	901,000,000	(4,845)	—	(4,845)
3-Month BRL BRR CDI	Receive	(14.76)%	01/02/12	MLCS	USD	1,000,000	33,356	1,622	31,734
3-Month BRL BRR CDI	Receive	(10.12)%	01/02/12	MLCS	USD	51,100,000	(814,333)	(533,821)	(280,512)
3-Month LIBOR	Receive	(3.25)%	06/17/14	JPM	USD	2,000,000	(87,084)	(95,775)	8,691
3-Month LIBOR	Receive	(4.00)%	02/04/16	RBS	USD	1,400,000	(134,842)	22,354	(157,196)
3-Month LIBOR	Receive	(4.00)%	02/04/16	BAR	USD	6,300,000	(770,526)	304,304	(1,074,830)
3-Month LIBOR	Receive	(3.50)%	06/17/16	DEU	USD	6,200,000	(334,080)	(224,493)	(109,587)
3-Month LIBOR	Receive	(4.00)%	06/17/16	CITI	USD	1,700,000	(148,714)	(130,608)	(18,106)
6-Month MX BRR TIIE	Pay	8.17%	11/04/16	MLCS	MXN	93,000,000	198,195	14,376	183,819
6-Month JPY LIBOR	Receive	(1.50)%	06/17/18	RBS	JPY	90,000,000	(17,675)	(14,119)	(3,556)
6-Month JPY LIBOR	Receive	(1.50)%	06/17/18	UBS	JPY	190,000,000	(39,278)	(25,416)	(13,862)
3-Month LIBOR	Receive	(5.00)%	12/17/18	MSCS	USD	2,400,000	(2,704,391)	(397,822)	(2,306,569)
3-Month LIBOR	Pay	3.50%	06/17/19	BOA	USD	8,500,000	409,056	(119,784)	528,840
3-Month LIBOR	Receive	(5.00)%	12/17/23	BAR	USD	2,400,000	(877,474)	(168,399)	(709,075)
3-Month LIBOR	Receive	(5.00)%	12/17/23	MLCS	USD	2,900,000	(922,837)	(29,022)	(893,815)
3-Month LIBOR	Receive	(5.00)%	12/17/23	RBS	USD	9,600,000	(4,245,074)	(341,604)	(3,903,470)
3-Month LIBOR	Receive	(4.00)%	06/17/24	CS	USD	1,200,000	(57,677)	(71,143)	13,466
3-Month LIBOR	Receive	(4.00)%	06/17/24	RBS	USD	6,600,000	(1,220,831)	(1,505,978)	285,147
3-Month LIBOR	Receive	(5.00)%	12/17/28	MLCS	USD	2,200,000	(2,455,296)	(130,764)	(2,324,532)
3-Month LIBOR	Receive	(5.00)%	12/17/28	RBS	USD	2,400,000	(1,831,713)	(269,575)	(1,562,138)
3-Month LIBOR	Receive	(5.00)%	12/17/28	DEU	USD	1,900,000	(628,808)	31,327	(660,135)
3-Month LIBOR	Receive	(5.00)%	12/17/28	CITI	USD	6,800,000	(5,276,598)	(814,994)	(4,461,604)
3-Month LIBOR	Receive	(3.00)%	06/17/29	RBS	USD	200,000	11,226	(13,841)	25,067
3-Month LIBOR	Receive	(3.50)%	06/18/29	JPM	USD	300,000	(10,319)	(28,259)	17,940
3-Month LIBOR	Receive	(3.50)%	06/18/29	JPM	USD	300,000	(10,319)	(27,271)	16,952
3-Month LIBOR	Receive	(3.50)%	06/18/29	DEU	USD	2,500,000	(85,994)	(259,961)	173,967
3-Month LIBOR	Receive	(3.50)%	06/18/29	CITI	USD	100,000	(3,503)	(8,923)	5,420
3-Month LIBOR	Receive	(3.50)%	06/18/29	DEU	USD	300,000	(10,674)	(26,608)	15,934
3-Month LIBOR	Receive	(3.50)%	06/18/29	DEU	USD	1,400,000	(49,813)	(98,312)	48,499
3-Month LIBOR	Receive	(3.50)%	06/18/29	DEU	USD	200,000	(7,116)	(17,245)	10,129
6-Month EURIBOR	Receive	(4.00)%	06/15/37	BAR	EUR	1,900,000	(50,093)	(7,584)	(42,509)
6-Month EURO LIBOR	Receive	(4.25)%	06/15/37	DEU	EUR	3,400,000	(241,441)	(119,246)	(122,195)
6-Month EURO LIBOR	Receive	(4.25)%	06/15/37	MSCS	EUR	1,200,000	(80,480)	(41,945)	(38,535)
6-Month EURO LIBOR	Receive	(5.00)%	09/17/38	BAR	EUR	500,000	(441,999)	(45,147)	(396,852)
6-Month LIBOR	Receive	(5.00)%	09/17/38	RBS	USD	400,000	(126,285)	(12,398)	(113,887)
6-Month LIBOR	Receive	(5.00)%	09/17/38	MLCS	USD	1,400,000	(1,277,695)	(239,028)	(1,038,667)
6-Month LIBOR	Receive	(5.00)%	12/17/38	RBS	USD	1,800,000	(1,588,474)	(536,559)	(1,051,915)

							(26,748,614)	(6,341,436)	(20,407,178)

Total Swap agreements outstanding at March 31, 2009							$(24,274,794)	$(6,375,659)	$(17,899,135)

See Notes to Schedules of Investments.	43

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	77.4
Futures Contracts	51.7
Corporate Bonds	31.9
U.S. Treasury Obligations	13.4
Money Market Funds	9.0
Foreign Bonds	8.5
Asset-Backed Securities	4.4
Loan Agreements	1.0
Municipal Bonds	1.0
Forward Foreign Currency Contracts	0.9
Agency Obligations	0.8
Preferred Stocks	0.2
Purchased Options	0.1
Written Options	— **
Securities Sold Short	(1.7)
Swap Agreements	(3.1)

195.5

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices	$73,164,111	$5,253,251
Level 2 — Other Significant Observable Inputs	1,091,433,717	—
Level 3 — Significant Unobservable Inputs	3,339,840	—

Total Assets	$1,167,937,668	$5,253,251

Liabilities:
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	(13,808,745)	(26,433,590)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(13,808,745)	$(26,433,590)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/08	$3,554,980	$—
Accrued discounts/premiums	39,360	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(11,513)	—
Net purchases (sales)	(19,082)	—
Transfers in and/or out of Level 3	(223,905)	—

Balance, 03/31/09	$3,339,840	$—

44	See Notes to Schedules of Investments.

Extended-Duration Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 8.8%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	$12,900,000	$11,326,170
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	12,650,000	10,655,019
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,797,305
Discover Card Master Trust
5.65%, 03/16/20	9,100,000	7,907,576

Total Asset-Backed Securities (Cost $36,550,976)		31,686,070

CORPORATE BONDS — 57.7%
Albertson’s, Inc.
7.75%, 06/15/26	800,000	674,000
6.63%, 06/01/28	105,000	77,700
7.45%, 08/01/29Δ	985,000	822,475
8.00%, 05/01/31Δ	110,000	90,475
American Express Co.
8.15%, 03/19/38	8,000,000	7,284,544
American International Group, Inc.
5.85%, 01/16/18	6,027,000	2,362,620
8.25%, 08/15/18 144A	5,474,000	2,344,990
6.25%, 05/01/36	3,020,000	1,061,279
Anadarko Petroleum Corporation
6.45%, 09/15/36	1,840,000	1,289,395
Archer-Daniels-Midland Co.
6.45%, 01/15/38	1,885,000	1,885,990
Arrow Electronics, Inc.
6.88%, 07/01/13	205,000	199,264
AT&T Corporation
6.50%, 03/15/29	125,000	109,885
6.50%, 09/01/37	10,015,000	9,065,258
Avnet, Inc.
6.00%, 09/01/15	875,000	720,904
BAC Capital Trust VI
5.63%, 03/08/35	5,359,000	2,278,207
Bank of America Corporation
8.00%, 12/29/49†Δ	5,941,000	2,381,925
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	710,391
4.10%, 03/22/10 144A(T)	7,000,000	193,450
4.06%, 09/16/10 144A(W)	730,000,000	540,197
Bell South Telecommunications, Inc.
7.00%, 12/01/45	1,000,000	789,125
Bruce Mansfield Unit
6.85%, 06/01/34@	1,255,000	976,413
Camden Property Trust
5.70%, 05/15/17Δ	25,000	18,921
Caterpillar Financial Services Corporation
6.13%, 02/17/14	1,260,000	1,224,880
5.85%, 09/01/17	100,000	87,022
Caterpillar, Inc.
8.25%, 12/15/38	1,000,000	1,086,653
Chesapeake Energy Corporation
6.88%, 01/15/16Δ	610,000	515,450
6.50%, 08/15/17Δ	45,000	36,900
6.88%, 11/15/20Δ	320,000	252,000
CIT Group Holdings, Inc.
5.40%, 01/30/16Δ	16,000	9,602
CIT Group, Inc.
7.63%, 11/30/12Δ	8,440,000	6,216,651
5.00%, 02/13/14	81,000	46,480
5.13%, 09/30/14	179,000	108,319
5.50%, 12/01/14(U)	600,000	443,367
5.00%, 02/01/15	17,000	10,362
5.65%, 02/13/17Δ	65,000	37,695
12.00%, 12/18/18 144A	645,000	374,958
5.80%, 10/01/36	67,000	36,960
Citigroup Capital XXI
8.30%, 12/21/57†	4,312,000	2,079,277
Citigroup, Inc.
6.63%, 06/15/32	3,128,000	1,744,013
5.88%, 05/29/37	4,141,000	3,189,411
Comcast Corporation
5.50%, 03/15/11Δ	500,000	507,422
5.65%, 06/15/35	660,000	524,233
6.50%, 11/15/35	555,000	491,656
6.45%, 03/15/37Δ	2,415,000	2,116,161
6.95%, 08/15/37	625,000	583,729
Commonwealth Edison Co.
4.75%, 12/01/11@	267,000	261,038
ConocoPhillips
5.90%, 05/15/38	1,000,000	892,790
6.50%, 02/01/39	1,968,000	1,925,952
Constellation Energy Group, Inc.
4.55%, 06/15/15	750,000	616,966
Continental Airlines, Inc.
6.95%, 02/02/11	100,575	93,534
8.31%, 04/02/18Δ	453,849	324,502
7.57%, 03/15/20	389,823	292,367
Corning, Inc.
6.20%, 03/15/16	230,000	222,233
7.25%, 08/15/36	850,000	641,957
Cox Communications, Inc.
6.75%, 03/15/11	250,000	249,903
CSX Corporation
6.15%, 05/01/37	84,000	59,542
Cummins, Inc.
6.75%, 02/15/27	750,000	522,995
7.13%, 03/01/28Δ	425,000	293,351
5.65%, 03/01/38	1,520,000	637,607
DCP Midstream LP
6.45%, 11/03/36 144A	490,000	318,417
Dillard’s, Inc.
7.75%, 07/15/26	890,000	298,150
7.00%, 12/01/28	500,000	172,500
Duke Energy Carolinas LLC
6.10%, 06/01/37	1,483,000	1,435,443
6.00%, 01/15/38	375,000	375,215
Duke Realty LP
5.95%, 02/15/17	70,000	41,920
El Paso Corporation
7.00%, 05/15/11Δ	400,000	384,569
Emerson Electric Co.
5.25%, 10/15/18Δ	2,900,000	3,017,981
First Industrial LP
7.60%, 07/15/28	1,000,000	554,876
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	810,000

See Notes to Schedules of Investments.	45

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Ford Motor Co.
6.63%, 10/01/28	$680,000	$207,400
6.38%, 02/01/29	1,255,000	382,775
Ford Motor Credit Co., LLC
5.70%, 01/15/10	135,000	115,656
7.00%, 10/01/13	315,000	210,811
8.00%, 12/15/16	1,000,000	658,056
General Electric Capital Corporation
4.88%, 03/04/15	510,000	453,248
5.63%, 05/01/18Δ	105,000	91,455
6.75%, 03/15/32	4,865,000	3,955,264
6.15%, 08/07/37	6,114,000	4,534,032
5.88%, 01/14/38	75,000	53,723
Georgia-Pacific Corporation
7.38%, 12/01/25	240,000	174,000
7.25%, 06/01/28	300,000	210,000
7.75%, 11/15/29	3,700,000	2,756,500
Georgia-Pacific LLC
8.00%, 01/15/24	30,000	24,000
8.88%, 05/15/31	60,000	48,300
GMAC LLC
6.88%, 08/28/12 144AΔ	158,000	106,181
8.00%, 11/01/31 144A	199,000	95,896
Goldman Sachs Group, Inc.
5.15%, 01/15/14	415,000	379,144
5.00%, 10/01/14	815,000	737,684
GTE Corporation
6.94%, 04/15/28	10,000	8,977
HCA, Inc.
6.30%, 10/01/12	1,500,000	1,260,000
7.58%, 09/15/25Δ	1,000,000	518,111
7.05%, 12/01/27	500,000	245,424
HCP, Inc.
6.00%, 03/01/15	1,500,000	1,080,840
Highwoods Realty LP
5.85%, 03/15/17	260,000	161,002
7.50%, 04/15/18	1,500,000	989,902
Historic TW, Inc.
6.63%, 05/15/29	60,000	50,783
Home Depot, Inc.
5.88%, 12/16/36	875,000	621,387
HSBC Bank USA NA
5.88%, 11/01/34	2,000,000	1,723,002
iStar Financial, Inc.
8.63%, 06/01/13	635,000	203,325
5.95%, 10/15/13	305,000	91,566
5.70%, 03/01/14	1,171,000	339,855
JC Penney Corporation, Inc.
6.38%, 10/15/36	810,000	507,587
JPMorgan Chase Capital XXV
6.80%, 10/01/37	11,884,000	7,889,123
Kimberly-Clark Corporation
6.63%, 08/01/37Δ	1,424,000	1,555,740
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	280,000	208,335
Koninklijke Philips Electronics NV
6.88%, 03/11/38	5,000,000	4,865,250
Kraft Foods, Inc.
6.50%, 11/01/31	815,000	758,163
Lehman Brothers Holdings, Inc.
6.00%, 05/03/32#	45,000	4
6.88%, 07/17/37#	635,000	64
Lennar Corporation
5.60%, 05/31/15	935,000	670,862
6.50%, 04/15/16Δ	625,000	453,125
Lowe’s Cos., Inc.
6.65%, 09/15/37	3,051,000	3,010,590
M&T Bank Corporation
6.63%, 12/04/17	9,370,000	8,329,518
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	133,943
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	4,750,000	1,473,317
McDonald’s Corporation
6.30%, 10/15/37	2,763,000	2,839,093
5.70%, 02/01/39	585,000	568,989
MetLife, Inc.
7.72%, 02/15/19Δ	7,300,000	6,556,437
MidAmerican Energy Holdings Co.
5.88%, 10/01/12Δ	1,000,000	1,038,991
Monsanto Co.
5.88%, 04/15/38	2,054,000	1,979,263
Morgan Stanley
6.75%, 04/15/11	195,000	195,242
4.75%, 04/01/14	100,000	81,844
5.45%, 01/09/17	5,000	4,382
5.95%, 12/28/17	185,000	168,332
6.63%, 04/01/18	70,000	66,856
6.25%, 08/09/26Δ	100,000	82,912
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	500,000	473,276
7.30%, 01/15/28	690,000	518,639
Motorola, Inc.
6.50%, 11/15/28	500,000	317,467
Nextel Communications, Inc.
6.88%, 10/31/13	215,000	123,625
5.95%, 03/15/14	325,000	182,000
7.38%, 08/01/15	550,000	294,250
NGPL PipeCo LLC
7.12%, 12/15/17 144AΔ	640,000	587,739
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	874,139
6.40%, 03/15/18Δ	1,640,000	1,329,136
Nortel Networks Capital Corporation
7.88%, 06/15/26#	450,000	38,250
Nucor Corporation
6.40%, 12/01/37	6,000,000	5,687,454
Owens Corning, Inc.
6.50%, 12/01/16	240,000	176,321
7.00%, 12/01/36	355,000	199,336
PacifiCorp
6.25%, 10/15/37	3,833,000	3,886,735
Pioneer Natural Resources Co.
7.20%, 01/15/28	2,500,000	1,545,922
Prologis
5.63%, 11/15/15	35,000	17,861
Pulte Homes, Inc.
5.20%, 02/15/15	40,000	31,850
7.88%, 06/15/32	1,500,000	982,500
6.38%, 05/15/33	1,000,000	615,000

46	See Notes to Schedules of Investments.

	Par	Value
Qwest Corporation
7.25%, 09/15/25Δ	$1,000,000	$665,000
6.88%, 09/15/33	2,250,000	1,485,000
Regions Financial Corporation
7.38%, 12/10/37	11,088,000	8,269,663
SLM Corporation
5.00%, 10/01/13	250,000	133,059
5.38%, 05/15/14	200,000	103,739
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,481,538
Sprint Capital Corporation
6.90%, 05/01/19	55,000	39,050
6.88%, 11/15/28	2,350,000	1,445,250
8.75%, 03/15/32	20,000	13,500
Swift Energy Co.
7.63%, 07/15/11Δ	150,000	114,750
Target Corporation
6.50%, 10/15/37	5,400,000	4,799,515
7.00%, 01/15/38	5,150,000	4,838,476
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	750,000	641,743
Time Warner, Inc.
7.63%, 04/15/31	35,000	31,351
6.50%, 11/15/36Δ	120,000	98,984
Toll Brothers Finance Corporation
5.15%, 05/15/15	1,285,000	1,085,257
Toro Co.
6.63%, 05/01/37@	300,000	228,830
Union Pacific Resources Group
7.15%, 05/15/28	250,000	197,786
United Technologies Corporation
6.13%, 07/15/38	5,948,000	6,059,335
Verizon Communications, Inc.
6.40%, 02/15/38	968,000	880,263
6.90%, 04/15/38	2,570,000	2,493,257
8.95%, 03/01/39	105,000	121,010
7.35%, 04/01/39	979,000	956,435
Verizon Global Funding Corporation
5.85%, 09/15/35	2,420,000	2,062,404
Verizon Maryland, Inc.
5.13%, 06/15/33	50,000	34,738
Verizon New York, Inc.
7.38%, 04/01/32	385,000	358,162
Wachovia Bank NA
5.85%, 02/01/37	6,077,000	4,422,342
6.60%, 01/15/38	3,757,000	2,979,489
Wal-Mart Stores, Inc.
6.50%, 08/15/37	1,035,000	1,079,670
WellPoint, Inc.
6.38%, 06/15/37	2,080,000	1,797,114
Western Union Co.
6.20%, 11/17/36	2,155,000	1,726,424
Williams Cos., Inc.
7.50%, 01/15/31	1,250,000	989,811
7.75%, 06/15/31	80,000	64,951
8.75%, 03/15/32	70,000	63,672
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,058,476
XTO Energy, Inc.
6.10%, 04/01/36	50,000	42,426

Total Corporate Bonds (Cost $262,811,676)		208,714,648

FOREIGN BONDS — 29.3%
Australia — 2.0%
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12(A)	60,000	40,617
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	826,962
6.00%, 05/01/12(A)	60,000	43,884
Qantas Airways, Ltd.
6.05%, 04/15/16 144AΔ	345,000	292,618
Queensland Treasury Corporation
6.00%, 06/14/11(A)	785,000	572,530
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/28	6,830,000	5,620,803

		7,397,414

Brazil — 0.6%
Federative Republic of Brazil
10.25%, 01/10/28(B)	2,525,000	1,001,401
8.25%, 01/20/34Δ	1,000,000	1,115,000
7.13%, 01/20/37Δ	80,000	80,600

		2,197,001

Canada — 8.2%
British Columbia Generic Residual
3.07%, 06/09/14 STRIP(C)Ω	7,230,000	4,900,091
Canada Generic Residual
3.87%, 06/01/25 STRIP(C)Ω	3,685,000	1,527,136
Canadian National Railway Co.
6.38%, 11/15/37	6,770,000	7,167,521
Canadian Pacific Railway Co. NY
7.13%, 10/15/31	500,000	417,629
CIT Group Funding Co.
5.20%, 06/01/15	240,000	152,183
Kinder Morgan Finance Co.
5.70%, 01/05/16	125,000	105,625
Methanex Corporation
6.00%, 08/15/15	25,000	17,020
Ontario Generic Residual
5.11%, 07/13/22 STRIP(C)Ω	3,900,000	1,541,997
5.37%, 03/08/29 STRIP(C)Ω	7,000,000	2,026,491
Saskatchewan Residual
2.99%, 04/10/14 STRIP(C)Ω	6,500,000	4,402,760
4.76%, 02/04/22 STRIP(C)Ω	3,000,000	1,237,785
Talisman Energy, Inc.
5.85%, 02/01/37	670,000	453,420
6.25%, 02/01/38	450,000	318,292
TransCanada Pipelines, Ltd.
6.20%, 10/15/37Δ	6,291,000	5,343,450

		29,611,400

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16	625,000	649,439

See Notes to Schedules of Investments.	47

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
France — 0.6%
EDF SA
6.95%, 01/26/39 144A	$2,300,000	$2,286,789

Iceland — 0.2%
Glitnir Banki HF
6.38%, 09/25/12 144A#	6,275,000	705,937

Ireland — 0.0%
Elan Finance PLC
7.75%, 11/15/11	30,000	25,350
8.88%, 12/01/13	85,000	68,425

		93,775

Luxembourg — 1.6%
Covidien International Finance SA
6.55%, 10/15/37	5,307,000	5,242,701
Telecom Italia Capital SA
6.38%, 11/15/33	410,000	299,503
6.00%, 09/30/34	415,000	283,878

		5,826,082

Malaysia — 0.1%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	224,042

Mexico — 1.1%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	1,737,705
8.00%, 12/07/23(M)	34,000,000	2,388,137

		4,125,842

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	88,060
4.25%, 05/19/17(K)	11,940,000	1,861,661

		1,949,721

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	362,500	309,938

Spain — 1.8%
Santander Perpetual SA Unipersonal
6.67%, 10/24/17 144A†	11,600,000	6,388,654

Supranational — 3.0%
Inter-American Development Bank
13.72%, 05/11/09(B)Ω	7,500,000	3,192,693
6.00%, 12/15/17(Z)Δ	7,865,000	4,442,248
International Bank for Reconstruction & Development
1.43%, 03/05/14(G)	4,700,000	3,029,576

		10,664,517

United Kingdom — 9.3%
Barclays Bank PLC
7.70%, 10/25/49 144A†	10,840,000	4,769,589
HBOS PLC
6.75%, 05/21/18 144A	10,684,000	8,254,671
HSBC Holdings PLC
6.50%, 09/15/37	6,500,000	5,334,492
Standard Chartered Bank
6.40%, 09/26/17 144A	10,027,000	7,565,002
Tesco PLC
6.15%, 11/15/37 144A	7,550,000	6,850,764
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	945,914

		33,720,432

Total Foreign Bonds (Cost $130,968,471)		106,150,983

MORTGAGE-BACKED SECURITY — 0.1%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31
(Cost $161,391)	171,679	178,039

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury STRIP
3.61%, 05/15/38ΩΔ
(Cost $794,228)	2,090,000	739,827

	Shares
PREFERRED STOCKS — 0.0%
Chesapeake Energy Corporation CONVΔ	330	20,307
El Paso Energy Capital Trust I CONV	5,350	133,750
Preferred Blocker (GMAC), Inc.	82	16,326

Total Preferred Stocks (Cost $278,115)		170,383

MONEY MARKET FUNDS — 6.1%
GuideStone Money Market Fund (GS4 Class)¥	6,867,274	6,867,274
Northern Institutional Liquid Assets Portfolio§	15,172,557	15,172,557

Total Money Market Funds (Cost $22,039,831)		22,039,831

TOTAL INVESTMENTS — 102.2% (Cost $453,604,688)		369,679,781

Liabilities in Excess of Other Assets — (2.2)%		(7,794,685)

NET ASSETS — 100.0%		$361,885,096

48	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	57.7
Foreign Bonds	29.3
Asset-Backed Securities	8.8
Money Market Funds	6.1
U.S. Treasury Obligation	0.2
Mortgage-Backed Security	0.1
Preferred Stocks	—	**

	102.2

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$22,210,214	$—
Level 2 — Other Significant Observable Inputs	347,276,117	—
Level 3 — Significant Unobservable Inputs	193,450	—

Total	$369,679,781	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/08	$716,628	$—
Accrued discounts/premiums	1,480	—
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	(133,374)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(391,284)	—

Balance, 03/31/09	$193,450	$—

See Notes to Schedules of Investments.	49

Global Bond Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Mortgage Corporation
5.00%, 12/14/18	$206,000	$199,287
Federal National Mortgage Association
0.17%, 05/18/09Ω‡‡	209,000	208,963

Total Agency Obligations (Cost $385,798)		408,250

ASSET-BACKED SECURITIES — 3.2%
ARG Funding Corporation
0.26%, 05/20/11 144A†	665,000	489,805
Bear Stearns Asset-Backed Securities Trust
1.00%, 10/25/33 STEP	136,829	116,395
Capital One Multi-Asset Execution Trust
0.59%, 03/16/15†	720,000	618,010
Carrington Mortgage Loan Trust
0.84%, 10/25/35†	97,465	84,195
Chase Issuance Trust
0.93%, 11/15/12†	1,135,000	977,131
0.81%, 04/15/19†	760,000	287,956
Citibank Credit Card Issuance Trust
6.30%, 06/20/14	710,000	438,092
Discover Card Master Trust I
0.65%, 06/16/15†	655,000	541,100
GMAC Mortgage Corporation Loan Trust
0.70%, 12/25/36†	1,563,062	417,979
Lehman XS Trust
0.61%, 02/25/37†	579,511	470,776
Morgan Stanley Mortgage Loan Trust
0.64%, 10/25/36†	192,313	175,069
Origen Manufactured Housing
0.71%, 11/15/18†	90,259	76,537
RAAC Series
0.86%, 07/25/37 144A†	188,283	184,325
Residential Asset Securities Corporation
6.35%, 03/25/32	69,868	45,348
SACO I, Inc.
0.69%, 09/25/35†	114,604	30,159
Security National Mortgage Loan Trust
0.80%, 01/25/37 144A†	215,923	167,768

Total Asset-Backed Securities (Cost $7,463,610)		5,120,645

CORPORATE BONDS — 44.0%
Activant Solutions, Inc.
9.50%, 05/01/16	65,000	40,138
AES Corporation
8.38%, 03/01/11(U)@	50,000	64,837
8.75%, 05/15/13 144AΔ	312,000	308,880
8.00%, 10/15/17	315,000	271,688
Affinion Group, Inc.
10.13%, 10/15/13	100,000	76,500
11.50%, 10/15/15	105,000	65,625
Allegheny Energy Supply
7.80%, 03/15/11Δ	90,000	90,021
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	225,000	210,098
American General Finance Corporation
5.75%, 09/15/16	700,000	253,490
American International Group, Inc.
5.05%, 10/01/15	100,000	44,502
AMH Holdings, Inc.
11.25%, 03/01/14 STEPΩΔ	190,000	57,950
Amkor Technologies, Inc.
7.75%, 05/15/13Δ	660,000	533,775
Anadarko Petroleum Corporation
5.95%, 09/15/16	20,000	17,250
Appleton Papers, Inc.
8.13%, 06/15/11	40,000	24,300
9.75%, 06/15/14	100,000	18,500
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	140,000	80,500
Ashton Woods USA LLC
9.50%, 10/01/15 STEP 144A@	40,000	8,000
Associated Materials, Inc.
9.75%, 04/15/12Δ	120,000	95,400
AT&T Corporation
6.50%, 03/15/29	580,000	509,867
AT&T, Inc.
6.55%, 02/15/39	454,000	413,039
Autonation, Inc.
3.09%, 04/15/13†	200,000	169,000
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	742,597
Belden & Blake Corporation
8.75%, 07/15/12@	120,000	84,000
Biomet, Inc.
10.38%, 10/15/17 PIK	555,000	471,750
Blockbuster, Inc.
9.00%, 09/01/12Δ	110,000	50,050
Boeing Capital Corporation, Ltd.
5.80%, 01/15/13Δ	60,000	63,835
Boston Scientific Corporation
7.00%, 11/15/35	215,000	183,825
Buffets, Inc.
12.50%, 11/01/14#@	105,000	536
Caterpillar Financial Services Corporation
6.13%, 02/17/14	465,000	452,039
CCH I Holdings LLC
11.00%, 10/01/15#@	520,000	58,500
CDX North America High Yield
7.63%, 06/29/12 144A	1,852,500	1,458,844
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	51,750
Ceridian Corporation
12.25%, 11/15/15 144AΔ	60,000	22,950
Charter Communications Holdings LLC
12.13%, 01/15/12#	50,000	500
Charter Communications Operating LLC
10.88%, 09/15/14 144A#@	140,000	136,500

50	See Notes to Schedules of Investments.

	Par	Value
Chesapeake Energy Corporation
9.50%, 02/15/15	$15,000	$14,662
6.50%, 08/15/17	1,190,000	975,800
6.25%, 01/15/18Δ	30,000	23,550
7.25%, 12/15/18	95,000	78,494
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	330,750
CII Carbon LLC
11.13%, 11/15/15 144A	190,000	113,050
Cincinnati Bell Telephone Co.
6.30%, 12/01/28	155,000	106,175
CIT Group Holdings, Inc.
5.40%, 01/30/16	4,000	2,400
CIT Group, Inc.
5.00%, 02/13/14	242,000	138,865
5.13%, 09/30/14	73,000	44,175
5.00%, 02/01/15	477,000	290,751
5.85%, 09/15/16Δ	73,000	41,342
5.65%, 02/13/17Δ	2,000	1,160
12.00%, 12/18/18 144A	1,332,000	774,332
Clear Channel Communications, Inc.
5.50%, 09/15/14	40,000	6,200
6.88%, 06/15/18	770,000	111,650
CMP Susquehanna Corporation
9.88%, 05/15/14	80,000	3,400
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	18,156
6.80%, 11/15/15	125,000	117,799
Comcast Corporation
6.50%, 01/15/15	60,000	59,733
6.50%, 01/15/17	60,000	59,484
5.65%, 06/15/35	500,000	397,147
Commerzbank Capital Funding Trust I
5.01%, 04/12/37(E)†	900,000	220,316
Community Health Systems, Inc.
8.88%, 07/15/15Δ	100,000	95,000
Complete Production Services, Inc.
8.00%, 12/15/16	80,000	51,200
ConocoPhillips
6.50%, 02/01/39	150,000	146,795
Continental Airlines, Inc.
5.98%, 04/19/22	545,000	403,300
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	78,214
6.25%, 05/15/16	280,000	233,269
CSX Corporation
6.15%, 05/01/37Δ	138,000	97,819
Cummins, Inc.
5.65%, 03/01/38	1,500,000	629,217
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	230,000	58,650
DaVita, Inc.
6.63%, 03/15/13	140,000	136,500
Delhaize America, Inc.
9.00%, 04/15/31	301,000	320,708
Developers Diversified Realty Corporation
5.38%, 10/15/12	315,000	140,756
DI Finance
9.50%, 02/15/13Δ	180,000	169,650
Dole Food Co., Inc.
7.25%, 06/15/10Δ	360,000	333,000
Dollar General Corporation
10.63%, 07/15/15	130,000	130,325
11.88%, 07/15/17 PIKΔ	65,000	64,188
Dominion Resources, Inc.
8.88%, 01/15/19	250,000	283,499
DP World, Ltd.
6.85%, 07/02/37 144AΔ	1,300,000	624,209
DR Horton, Inc.
6.50%, 04/15/16	345,000	272,550
Dynegy Holdings, Inc.
7.50%, 06/01/15Δ	307,000	211,062
7.75%, 06/01/19Δ	746,000	488,630
EchoStar DBS Corporation
7.00%, 10/01/13	600,000	559,500
Edison Mission Energy
7.63%, 05/15/27	180,000	108,900
Education Management LLC
8.75%, 06/01/14Δ	40,000	38,000
10.25%, 06/01/16Δ	125,000	117,500
El Paso Corporation
8.25%, 02/15/16Δ	335,000	314,900
7.75%, 01/15/32	150,000	112,506
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	86,850
8.38%, 06/15/32	75,000	71,732
El Pollo Loco, Inc.
11.75%, 11/15/13	45,000	33,075
Embarq Corporation
8.00%, 06/01/36	1,245,000	935,860
Energy Future Holdings Corporation
5.55%, 11/15/14	1,370,000	516,609
11.25%, 11/01/17 PIK	890,000	380,475
6.50%, 11/15/24	370,000	105,644
6.55%, 11/15/34	300,000	82,809
Enterprise Products Operating LLC
9.75%, 01/31/14	250,000	274,967
8.38%, 08/01/36†	60,000	40,248
Erac USA Finance Co.
6.38%, 10/15/17 144AΔ	245,000	157,985
7.00%, 10/15/37 144A	1,065,000	621,187
EXCO Resources, Inc.
7.25%, 01/15/11	125,000	97,500
Expedia, Inc.
8.50%, 07/01/16 144A	10,000	8,550
FirstEnergy Corporation
7.38%, 11/15/31	45,000	36,709
Ford Motor Co.
6.63%, 10/01/28	850,000	259,250
7.45%, 07/16/31	2,300,000	741,750
Ford Motor Credit Co., LLC
5.70%, 01/15/10	1,250,000	1,070,885
4.01%, 01/13/12†	37,500	23,672
7.00%, 10/01/13Δ	650,000	435,007
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	470,000	440,070

See Notes to Schedules of Investments.	51

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Freescale Semiconductor, Inc.
10.13%, 12/15/16Δ	$691,000	$127,835
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	40,855
Frontier Communications Corporation
9.25%, 05/15/11	200,000	204,000
7.13%, 03/15/19	120,000	94,800
7.88%, 01/15/27	405,000	275,400
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	112,872
7.63%, 12/10/14(Z)@	905,000	445,998
4.88%, 03/04/15	370,000	328,827
6.50%, 09/28/15(Z)@	255,000	116,784
6.75%, 09/26/16(Z)@	150,000	66,264
5.63%, 05/01/18Δ	75,000	65,325
6.75%, 03/15/32	30,000	24,390
5.88%, 01/14/38	50,000	35,816
General Motors Corporation
8.25%, 07/15/23	375,000	45,938
8.38%, 07/05/33(E)	250,000	63,109
8.38%, 07/15/33Δ	1,700,000	212,500
Georgia Gulf Corporation
9.50%, 10/15/14@	125,000	21,562
Georgia-Pacific LLC
8.00%, 01/15/24	355,000	284,000
8.88%, 05/15/31	785,000	631,925
GMAC LLC
5.75%, 05/21/10 144A	117,000	93,069
5.38%, 06/06/11 144AΔ	415,000	270,061
6.00%, 12/15/11 144AΔ	1,016,000	692,089
7.50%, 12/31/13 144A	87,000	41,853
6.75%, 12/01/14 144A	399,000	232,110
8.00%, 12/31/18 144A	104,000	30,221
8.00%, 11/01/31 144AΔ	757,000	364,791
Goldman Sachs Group, Inc.
6.65%, 05/15/09	20,000	20,060
5.15%, 01/15/14	300,000	274,080
5.00%, 10/01/14	600,000	543,080
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	389,850
Graham Packaging Co., Inc.
8.50%, 10/15/12	25,000	19,313
H&E Equipment Services, Inc.
8.38%, 07/15/16Δ	205,000	130,175
Hawaiian Telcom Communications, Inc.
12.50%, 05/01/15#@	65,000	650
Hawker Beechcraft Acquisition Co., LLC
8.88%, 04/01/15 PIKΔ	330,000	38,775
HCA, Inc.
8.75%, 11/01/10(U)	140,000	189,830
7.88%, 02/01/11	240,000	233,400
6.25%, 02/15/13	480,000	362,400
5.75%, 03/15/14	40,000	26,400
6.38%, 01/15/15	870,000	574,200
7.19%, 11/15/15	205,000	139,511
6.50%, 02/15/16Δ	220,000	145,200
9.25%, 11/15/16	60,000	54,750
9.63%, 11/15/16 PIK	185,000	148,000
7.50%, 12/15/23	555,000	296,832
8.36%, 04/15/24	90,000	50,915
7.69%, 06/15/25	775,000	407,500
7.58%, 09/15/25	570,000	295,323
Hertz Corporation
8.88%, 01/01/14	250,000	152,812
10.50%, 01/01/16Δ	250,000	110,000
Hess Corporation
6.65%, 08/15/11	60,000	61,237
8.13%, 02/15/19	310,000	320,111
Hexion US Finance Corporation
9.75%, 11/15/14	1,170,000	263,250
Highwoods Realty LP
5.85%, 03/15/17	180,000	111,463
Home Depot, Inc.
5.40%, 03/01/16	210,000	189,033
5.88%, 12/16/36	1,575,000	1,118,497
Host Hotels & Resorts LP
2.63%, 04/15/27 144A	750,000	525,000
Idearc, Inc.
8.00%, 11/15/16#@	185,000	5,781
International Lease Finance Corporation
4.75%, 07/01/09	345,000	324,351
6.63%, 12/07/09(U)	395,000	450,569
5.00%, 04/15/10	145,000	115,204
5.63%, 09/15/10	115,000	84,926
5.55%, 09/05/12	50,000	27,738
6.38%, 03/25/13	245,000	135,489
International Paper Co.
5.50%, 01/15/14Δ	575,000	456,833
7.95%, 06/15/18	635,000	484,706
iStar Financial, Inc.
5.65%, 09/15/11	92,000	37,737
5.50%, 06/15/12	75,000	25,514
8.63%, 06/01/13	75,000	24,015
5.95%, 10/15/13Δ	954,000	286,408
5.70%, 03/01/14	62,000	17,994
6.05%, 04/15/15Δ	20,000	5,805
5.88%, 03/15/16Δ	22,000	6,386
JC Penney Corporation, Inc.
6.38%, 10/15/36	1,270,000	795,847
7.63%, 03/01/38	1,300,000	826,193
Jefferson Smurfit Corporation
7.50%, 06/01/13#Δ	625,000	76,562
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	68,175
JPMorgan Chase Bank NA
9.50%, 02/11/11 144A(R)	16,277,500	380,916
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14	795,000	222,600
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	23,036
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	45,000	9,000
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,060,000	966,700
7.40%, 03/15/31Δ	255,000	228,100
6.50%, 02/01/37	75,000	60,246
6.95%, 01/15/38	90,000	77,230
Knight, Inc.
5.15%, 03/01/15Δ	150,000	126,750
Kraft Foods, Inc.
4.13%, 11/12/09	40,000	40,426

52	See Notes to Schedules of Investments.

	Par	Value
L-3 Communications Corporation
7.63%, 06/15/12	$600,000	$603,750
6.13%, 01/15/14	45,000	42,750
6.38%, 10/15/15	450,000	426,375
Lamar Media Corporation
6.63%, 08/15/15	20,000	14,500
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12#@	130,000	17,225
6.00%, 05/03/32#	45,000	5
6.88%, 07/17/37#	695,000	70
Leiner Health Products, Inc.
11.00%, 06/01/12#@	285,000	1,425
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,004,500
Level 3 Communications, Inc.
3.50%, 06/15/12	195,000	81,900
Level 3 Financing, Inc.
9.25%, 11/01/14	260,000	180,700
8.75%, 02/15/17Δ	1,185,000	764,325
Mariner Energy, Inc.
8.00%, 05/15/17	70,000	46,550
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33	1,000,000	665,326
Maxtor Corporation
5.75%, 03/01/12@	104,000	82,680
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	435,000	134,925
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	2,000,000	996,076
Metals USA, Inc.
11.13%, 12/01/15	140,000	84,700
MetroPCS Wireless, Inc.
9.25%, 11/01/14	40,000	39,000
Midwest Generation LLC
8.30%, 07/02/09	18,255	17,981
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	157,349
Morgan Stanley
4.75%, 04/01/14	50,000	40,922
Motorola, Inc.
6.50%, 09/01/25	720,000	458,142
6.50%, 11/15/28	155,000	98,415
6.63%, 11/15/37	625,000	386,499
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	839,062
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	355,000	115,819
7.13%, 06/01/28	30,000	12,150
Nevada Power Co.
8.25%, 06/01/11	290,000	304,303
5.88%, 01/15/15	100,000	94,889
NewPage Corporation
7.42%, 05/01/12†	265,000	86,125
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	543,200
7.38%, 08/01/15	1,615,000	864,025
Noranda Aluminium Acquisition Corporation
6.60%, 05/15/15 PIK	70,000	22,050
Norcraft Holdings LP
9.75%, 09/01/12 STEP	195,000	155,025
Nortek, Inc.
8.50%, 09/01/14	15,000	1,575
NRG Energy, Inc.
7.38%, 02/01/16	300,000	279,750
NTK Holdings, Inc.
99.00%, 03/01/14ΩΔ	160,000	10,400
Oncor Electric Delivery Co.
6.38%, 01/15/15	100,000	98,164
Orion Power Holdings, Inc.
12.00%, 05/01/10	55,000	56,994
Owens Corning, Inc.
7.00%, 12/01/36	220,000	123,532
Panhandle Eastern Pipeline Co.
7.00%, 06/15/18Δ	1,100,000	985,547
Peabody Energy Corporation
6.88%, 03/15/13	190,000	186,200
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,540,000	1,103,025
Penhall International Corporation
12.00%, 08/01/14 144A@	205,000	67,650
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	67,550
Pioneer Natural Resources Co.
5.88%, 07/15/16Δ	900,000	668,593
7.20%, 01/15/28	315,000	194,786
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	154,125
Qwest Communications International, Inc.
7.25%, 02/15/11	35,000	33,950
7.50%, 02/15/14	20,000	17,400
Qwest Corporation
7.88%, 09/01/11	100,000	99,000
4.57%, 06/15/13†	100,000	86,250
7.63%, 06/15/15	300,000	271,500
6.50%, 06/01/17	65,000	54,275
7.50%, 06/15/23	125,000	95,000
7.25%, 09/15/25Δ	90,000	59,850
6.88%, 09/15/33	2,500,000	1,650,000
7.25%, 10/15/35	110,000	72,050
Realogy Corporation
12.38%, 04/15/15	235,000	41,125
RH Donnelley Corporation
6.88%, 01/15/13	320,000	19,200
RH Donnelley, Inc.
11.75%, 05/15/15 144A	310,000	41,850
RSC Equipment Rental, Inc.
9.50%, 12/01/14	160,000	79,200
Ryerson, Inc.
12.25%, 11/01/15 144A	160,000	91,600
Service Corporation International
7.50%, 04/01/27	75,000	55,500
Simon Property Group LP
5.75%, 12/01/15	5,000	3,865
5.88%, 03/01/17Δ	15,000	11,587
10.35%, 04/01/19	130,000	126,536
SLM Corporation
6.50%, 06/15/10(Z)@	275,000	123,948
5.38%, 01/15/13	650,000	356,932
5.00%, 10/01/13	380,000	202,249
4.75%, 03/17/14(E)	170,000	117,449

See Notes to Schedules of Investments.	53

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.38%, 05/15/14	$1,000,000	$518,697
8.45%, 06/15/18	769,000	415,881
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/17#	335,000	41,875
Sprint Capital Corporation
8.38%, 03/15/12	60,000	54,300
6.88%, 11/15/28	755,000	464,325
Steel Dynamics, Inc.
7.38%, 11/01/12Δ	45,000	35,325
Stone Energy Corporation
8.25%, 12/15/11Δ	115,000	60,950
Suburban Propane Partners LP
6.88%, 12/15/13	145,000	138,475
Sungard Data Systems, Inc.
10.25%, 08/15/15Δ	190,000	133,950
Swift Transportation Co., Inc.
8.98%, 05/15/15 144A†	50,000	11,250
12.50%, 05/15/17 144A	180,000	40,500
Tenet Healthcare Corporation
6.38%, 12/01/11Δ	110,000	96,504
7.38%, 02/01/13	1,100,000	880,000
9.88%, 07/01/14Δ	375,000	294,375
6.88%, 11/15/31	85,000	42,500
Time Warner Cable, Inc.
5.85%, 05/01/17	1,200,000	1,077,468
8.75%, 02/14/19	190,000	202,083
Time Warner, Inc.
6.88%, 05/01/12	90,000	91,665
Toledo Edison Co.
6.15%, 05/15/37	125,000	88,302
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	108,875
Unicredito Italiano Capital Trust III
4.03%, 10/29/49(E)†	250,000	119,574
United Rentals, Inc.
7.00%, 02/15/14Δ	655,000	334,050
UnitedHealth Group, Inc.
5.80%, 03/15/36	790,000	613,521
Universal Hospital Services, Inc.
5.94%, 06/01/15†	20,000	14,600
8.50%, 06/01/15 PIK	20,000	17,900
US Investigations Services, Inc.
10.50%, 11/01/15 144AΔ	150,000	115,125
US Oncology Holdings, Inc.
6.90%, 03/15/12 PIK	111,000	67,155
USG Corporation
6.30%, 11/15/16Δ	1,250,000	693,750
Valor Telecommunications Enterprises Finance Corporation
7.75%, 02/15/15	125,000	121,662
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	220,000	195,250
Ventas Realty LP
9.00%, 05/01/12Δ	305,000	305,762
Verizon Communications, Inc.
5.85%, 09/15/35	22,000	18,749
6.40%, 02/15/38	18,000	16,369
Verizon Global Funding Corporation
6.88%, 06/15/12	30,000	31,866
Verizon New York, Inc.
7.38%, 04/01/32	205,000	190,709
Visteon Corporation
8.25%, 08/01/10	57,000	3,135
12.25%, 12/31/16 144A	145,000	7,975
W&T Offshore, Inc.
8.25%, 06/15/14 144A	50,000	32,250
Wachovia Corporation
5.25%, 08/01/14	120,000	99,748
Waste Management, Inc.
7.38%, 08/01/10	50,000	51,170
7.38%, 05/15/29	50,000	45,529
WellPoint, Inc.
7.00%, 02/15/19	80,000	80,184
Western Union Co.
6.20%, 11/17/36Δ	620,000	496,698
Westvaco Corporation
8.20%, 01/15/30	150,000	118,510
7.95%, 02/15/31	135,000	103,428
Weyerhaeuser Co.
6.75%, 03/15/12	120,000	115,503
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	98,150
Williams Cos., Inc.
7.13%, 09/01/11	525,000	522,660
7.50%, 01/15/31	130,000	102,940
Windstream Corporation
8.63%, 08/01/16	650,000	641,875
XTO Energy, Inc.
7.50%, 04/15/12	30,000	31,441

Total Corporate Bonds (Cost $97,433,578)		69,501,869

FOREIGN BONDS — 34.3%
Argentina — 0.1%
Republic of Argentina
7.00%, 09/12/13	488,000	160,292

Australia — 1.4%
FMG Finance Party, Ltd.
9.75%, 09/01/13(E)	80,000	82,373
National Capital Instruments LLC
2.49%, 12/29/49(E)†	150,000	58,372
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	2,825,000	2,076,594

		2,217,339

Bermuda — 0.5%
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	748,089

Brazil — 3.5%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 07/01/10(B)	2,000,000	861,345
10.00%, 01/01/12(B)	2,000,000	842,622
Federative Republic of Brazil
10.25%, 01/10/28(B)Δ	6,000,000	2,379,567
11.00%, 08/17/40Δ	1,010,000	1,287,750
Globo Comunicacao e Participacoes SA
7.25%, 04/26/22	170,000	147,050

		5,518,334

54	See Notes to Schedules of Investments.

	Par	Value
Canada — 8.5%
Bell Canada
5.00%, 02/15/17 144A(C)	$410,000	$298,069
6.55%, 05/01/29 144A(C)	380,000	251,865
7.30%, 02/23/32 144A(C)	640,000	458,934
6.10%, 03/16/35 144A(C)	380,000	238,154
Bombardier, Inc.
7.25%, 11/15/16(E)	161,000	138,525
Canadian Government
5.25%, 06/01/12(C)	10,000,000	8,881,821
Conoco Funding Co.
6.35%, 10/15/11	70,000	75,785
Methanex Corporation
8.75%, 08/15/12	70,000	61,775
Nortel Networks, Ltd.
6.88%, 09/01/23#	380,000	32,300
Novelis, Inc.
7.25%, 02/15/15Δ	125,000	50,625
OPTI Canada, Inc.
7.88%, 12/15/14	100,000	44,250
8.25%, 12/15/14	70,000	31,675
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	467,496
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	1,504,138
Rogers Cable, Inc.
7.88%, 05/01/12	240,000	251,752
Rogers Wireless, Inc.
9.63%, 05/01/11	450,000	468,795
Stone Container Finance
7.38%, 07/15/14#	650,000	105,625
Sun Media Corporation
7.63%, 02/15/13	100,000	57,500
Talisman Energy, Inc.
6.25%, 02/01/38	80,000	56,585

		13,475,669

Cayman Islands — 1.0%
MUFG Capital Finance 2, Ltd.
4.85%, 07/25/36(E)†	500,000	346,201
Odebrecht Finance, Ltd.
7.50%, 10/18/17 144A	100,000	87,250
Odebrecht Finance, Ltd.
7.50%, 10/18/17	130,000	112,424
Shinsei Finance Cayman, Ltd.
6.42%, 01/20/49 144A†Δ	120,000	20,414
SMFG Preferred Capital, Ltd.
6.16%, 12/31/49(U)†	350,000	190,834
Vale Overseas, Ltd.
6.88%, 11/21/36	927,000	805,136

		1,562,259

Colombia — 0.2%
Republic of Colombia
7.38%, 09/18/37Δ	400,000	359,000

Denmark — 0.4%
Nordic Telephone Co. Holdings ApS
7.60%, 05/01/16(E)†	111,000	117,980
8.25%, 05/01/16(E)	200,000	224,534
8.88%, 05/01/16 144AΔ	265,000	249,100

		591,614

Finland — 0.1%
M-real OYJ
6.53%, 12/15/10(E)†Δ	300,000	191,319

France — 1.1%
Akerys Holdings SA
5.35%, 08/01/14 144A(E)@	260,000	29,362
AXA SA
6.21%, 10/05/49(E)†	360,000	154,920
Banque Federative du Credit Mutuel
4.47%, 10/28/35(E)†	157,000	63,964
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15Δ	90,000	71,550
Credit Agricole SA
4.13%, 11/09/49(E)†	500,000	325,441
Dexia Credit Local
4.30%, 11/18/49(E)†	500,000	103,864
Europcar Groupe SA
5.46%, 05/15/13(E)†	155,000	53,543
France Government Bond OAT
4.00%, 04/25/45(E)	320,000	414,952
French Government Bond
4.53%, 10/25/32(E)Ω	1,030,000	484,000

		1,701,596

Germany — 3.6%
ABN AMRO SA
9.63%, 03/01/13	100,000	95,125
Bayerische Landesbank
5.75%, 10/23/17(E)	550,000	566,865
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,874
3.75%, 01/04/19(E)	3,140,000	4,436,200
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)†	300,000	119,574
Eurohypo Capital Funding Trust 1
6.45%, 12/23/49(E)†	27,000	4,484
HSH Nordbank AG
2.26%, 02/14/17(E)†	52,000	25,359
HT1 Funding GmbH
6.35%, 07/29/49(E)†	433,000	94,922
Kabel Deutschland GmbH
10.75%, 07/01/14(E)	106,000	141,536
Kreditanstalt fuer Wiederaufbau
10.75%, 02/01/10(I)	26,800,000	222,976

		5,709,915

Iceland — 0.0%
Kaupthing Bank HF
5.75%, 10/04/11 144A#	100,000	5,625
7.13%, 05/19/16 144A#@	150,000	375
6.13%, 10/04/16 144A#	700,000	39,375

		45,375

Ireland — 0.8%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	103,418
Ardagh Glass Finance PLC
7.13%, 06/15/17(E)	85,000	80,012
Ardagh Glass Group PLC
10.75%, 03/01/15 PIK(E)	89,568	37,188

See Notes to Schedules of Investments.	55

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Elan Finance PLC
7.75%, 11/15/11	$875,000	$739,375
8.88%, 12/01/13	235,000	189,175
Vimpel Communications
8.38%, 04/30/13 144A	100,000	73,000

		1,222,168

Italy — 0.1%
Banca Popolare di Lodi Investors Trust III
6.74%, 06/30/36(E)†	260,000	125,670
Banco Popolare SC
6.16%, 06/29/49(E)†	200,000	77,059

		202,729

Japan — 0.8%
Japanese 20-Year Government Bond
2.10%, 03/20/27(J)	30,000,000	311,941
Japanese 30-Year Government Bond
2.30%, 12/20/36(J)	29,000,000	305,813
Japanese Government CPI Linked Bond
1.30%, 09/10/17(J)	60,000,000	525,255
Resona Bank, Ltd.
5.99%, 08/10/49(U)†	300,000	183,093

		1,326,102

Jersey — 0.2%
HSBC Capital Funding LP
5.13%, 12/29/49(E)†	420,000	269,855
RZB Finance Jersey IV, Ltd.
5.17%, 05/16/16(E)†	250,000	81,377

		351,232

Luxembourg — 1.8%
Evraz Group SA
8.88%, 04/24/13 144A	160,000	102,400
9.50%, 04/24/18 144A	100,000	56,000
Evraz Group SA
8.88%, 04/24/13	100,000	64,561
Fortis Hybrid Financing
5.13%, 06/29/49(E)†	250,000	49,837
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	200,000	146,000
Gaz Capital SA
7.29%, 08/16/37Δ	190,000	125,182
HSH Nordbank Luxembourg
7.41%, 06/30/49(E)†	450,000	83,702
Kuznetski Capital for Bank of Moscow
6.81%, 05/10/17†	271,000	129,473
Lecta SA
4.57%, 02/15/14 144A(E)†	102,000	50,141
Lecta SA
4.57%, 02/15/14(E)†	200,000	98,317
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13Δ	100,000	81,750
7.13%, 01/14/14 144A	120,000	93,720
6.97%, 09/21/16†	100,000	62,650
6.30%, 05/15/17 144A	386,000	269,081
TNK-BP Finance SA
7.50%, 07/18/16 144A	250,000	182,500
7.88%, 03/13/18	870,000	595,950
Tyco International Group SA
6.38%, 10/15/11	90,000	91,236
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	156,187
Wind Acquisition Finance SA
9.75%, 12/01/15 144A(E)	200,000	235,163
10.75%, 12/01/15 144A	105,000	104,475
Wind Acquisition Finance SA
9.75%, 12/01/15(E)	53,000	62,318

		2,840,643

Mexico — 1.8%
Axtel SAB de CV
7.63%, 02/01/17 144AΔ	490,000	325,850
Axtel SAB de CV
7.63%, 02/01/17	20,000	13,300
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13	140,000	114,100
12.50%, 04/01/16 144AΔ	160,000	152,800
Mexican Bonos
8.00%, 12/07/23(M)	30,500,000	2,142,299
United Mexican States
6.05%, 01/11/40Δ	156,000	134,160

		2,882,509

Netherlands — 2.0%
ABN Amro Bank NV
4.31%, 02/10/49(E)†	595,000	247,472
Carlson Wagonlit BV
7.85%, 05/01/15 144A(E)†	200,000	41,187
Carlson Wagonlit BV
7.85%, 05/01/15†	151,000	28,087
Clondalkin Acquisition BV
3.65%, 12/15/13 144A(E)†	66,000	55,682
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	83,702
Deutsche Telekom International Finance BV
5.75%, 03/23/16	80,000	78,600
ELM BV for Swiss Life Insurance & Pension Group
5.85%, 04/12/49(E)†	300,000	91,674
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)†	400,000	167,856
Fresenius Finance BV
5.50%, 01/31/16(E)	57,000	68,915
Impress Holdings BV
5.74%, 09/15/13 144A(E)†	200,000	205,933
9.25%, 09/15/14 144A(E)	150,000	133,525
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13 144A	230,000	192,050
Lukoil International Finance BV
6.36%, 06/07/17	650,000	501,865
Nielsen Co., BV
5.63%, 05/20/10(U)	160,000	216,260
NXP BV
9.50%, 10/15/15	30,000	3,375
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	116,917

56	See Notes to Schedules of Investments.

	Par	Value
Shell International Finance BV
6.38%, 12/15/38	$170,000	$175,831
SNS Reaal
6.26%, 03/17/38(E)†	260,000	88,086
TuranAlem Finance BV
7.13%, 12/21/09(U)	650,000	412,883
UPC Holding BV
8.00%, 11/01/16(E)	304,000	313,019

		3,222,919

Norway — 0.8%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	57,892
4.25%, 05/19/17(K)	8,060,000	1,256,699

		1,314,591

Panama — 0.2%
Panama Government International Bond
7.25%, 03/15/15	51,000	52,275
Republic of Panama
9.38%, 04/01/29	80,000	88,200
6.70%, 01/26/36Δ	249,000	219,743

		360,218

Peru — 0.1%
Republic of Peru
8.38%, 05/03/16	50,000	55,775
7.35%, 07/21/25	40,000	40,400
6.55%, 03/14/37Δ	19,000	17,100

		113,275

Russia — 0.5%
Russian Federation
7.50%, 03/31/30 STEPΔ	889,840	847,955

South Africa — 0.1%
Edcon Holdings Proprietary, Ltd.
7.15%, 06/15/15(E)†	320,000	93,534
Edcon Proprietary, Ltd.
4.90%, 06/15/14 144A(E)†	67,000	34,049
New Reclamation Group (Proprietary), Ltd.
8.13%, 02/01/13 144A(E)	76,520	41,174

		168,757

Supranational — 0.5%
Inter-American Development Bank
13.37%, 09/23/13(N)Ω	15,900,000,000	773,328

Sweden — 0.1%
Corral Finans AB
4.11%, 04/15/10 PIK 144A(E)	151,128	94,371

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	223,585

Turkey — 1.3%
Republic of Turkey
10.00%, 02/15/12(L)Ω	1,190,000	667,015
6.88%, 03/17/36	1,695,000	1,356,000

		2,023,015

United Kingdom — 1.8%
Ashtead Holdings PLC
8.63%, 08/01/15 144A	160,000	92,000
Barclays Bank PLC
6.37%, 12/15/49(U)†	350,000	200,878
FCE Bank PLC
2.54%, 09/30/09(E)†	470,000	583,855
7.13%, 01/16/12(E)	200,000	178,697
Lloyds TSB Bank PLC
4.39%, 05/12/17(E)†	470,000	226,142
Royal Bank of Scotland Group PLC
7.09%, 10/29/49(E)†	500,000	150,564
Virgin Media Finance PLC
9.75%, 04/15/14(U)	450,000	581,112
9.13%, 08/15/16Δ	860,000	804,100

		2,817,348

Venezuela — 0.4%
Republic of Venezuela
8.50%, 10/08/14Δ	26,000	16,120
5.75%, 02/26/16Δ	835,000	411,238
9.38%, 01/13/34Δ	207,000	107,122
Venezuela Government Bond
7.00%, 03/31/38	246,000	106,272

		640,752

Virgin Islands (British) — 0.4%
GTL Trade Finance, Inc.
7.25%, 10/20/17	320,000	275,600
GTL Trade Finance, Inc.
7.25%, 10/20/17 144AΔ	309,000	265,740

		541,340

Total Foreign Bonds (Cost $77,246,753)		54,247,638

MORTGAGE-BACKED SECURITIES — 9.4%
Bayview Commercial Asset Trust
0.75%, 07/25/36 144A†	269,930	161,612
Countrywide Alternative Loan Trust
0.78%, 07/20/35†	521,620	210,308
Countrywide Home Loan Mortgage Pass-Through Trust
0.92%, 09/25/35 144A†	657,379	493,385
Credit Suisse Mortgage Capital Certificates
5.70%, 07/15/17†	220,000	143,702
Federal Home Loan Mortgage Corporation
5.50%, 12/17/37	2,105,815	2,187,456
5.00%, 03/01/38	3,307,075	3,414,530
Federal National Mortgage Association
5.00%, 04/01/22 TBA	400,000	414,750
6.50%, 10/01/36	599,970	632,775
5.00%, 04/01/37 TBA	5,300,000	5,468,938
5.50%, 04/01/38 TBA	700,000	726,469
Government National Mortgage Association
6.00%, 04/01/39 TBA	200,000	208,688

See Notes to Schedules of Investments.	57

Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
JPMorgan Chase Commercial Mortgage Securities Corporation
5.42%, 01/15/38	$80,000	$54,066
5.82%, 06/15/38†	165,000	113,480
MASTR Adjustable Rate Mortgages Trust
2.43%, 12/25/46†	773,390	200,473
MASTR Reperforming Loan Trust
0.87%, 05/25/35 144A†	692,879	426,952

Total Mortgage-Backed Securities (Cost $15,808,227)		14,857,584

	Shares
PREFERRED STOCKS — 0.6%
Bank of America Corporation CONV	602	255,549
CIT Group, Inc.Δ	4,849	30,840
El Paso Energy Capital Trust I CONV	500	12,500
Fannie Mae	3,700	3,378
Federal Home Loan Mortgage Corporation	10,625	4,887
Federal National Mortgage Association	15,650	11,111
Freddie Mac	24,500	12,053
General Motors Corporation CONV	140	356
Lehman Brothers Holdings, Inc.#	6,418	532
Lucent Technologies Capital Trust I CONV	1,891	535,153
Preferred Blocker (GMAC), Inc.	615	122,443

Total Preferred Stocks (Cost $3,784,031)		988,802

COMMON STOCK — 0.1%
Financial Services — 0.1%
Freddie Mac
(Cost $1,464,410)	104,601	79,497

MONEY MARKET FUNDS — 15.3%
GuideStone Money Market Fund (GS4 Class)¥	9,954,968	9,954,968
Northern Institutional Liquid Assets Portfolio§	14,169,839	14,169,839

Total Money Market Funds (Cost $24,124,807)		24,124,807

	Par
U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/16	$1,290,000	$1,418,002
1.38%, 07/15/18Δ‡‡	660,000	642,310
3.88%, 04/15/29Δ‡‡	1,260,000	2,085,316

		4,145,628

U.S. Treasury Notes
4.50%, 04/30/12Δ	30,000	32,991
4.50%, 05/15/17Δ	920,000	1,059,509

		1,092,500

Total U.S. Treasury Obligations (Cost $4,923,393)		5,238,128

TOTAL INVESTMENTS — 110.5% (Cost $232,634,607)		174,567,220
Liabilities in Excess of Other Assets — (10.5)%		(16,583,831)

NET ASSETS — 100.0%		$157,983,389

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	44.0
Foreign Bonds	34.3
Money Market Funds	15.3
Mortgage-Backed Securities	9.4
Futures Contracts	8.4
Forward Foreign Currency Contracts	3.9
U.S. Treasury Obligations	3.3
Asset-Backed Securities	3.2
Preferred Stocks	0.6
Agency Obligations	0.3
Common Stock	0.1

122.8

**	Rounds to less than 0.005%.

58	See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices	$24,657,007	$109,279
Level 2 — Other Significant Observable Inputs	149,910,213	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$174,567,220	$109,279

Liabilities:
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	—	(713,706)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$—	$(713,706)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/08	$1,205,795	$—
Accrued discounts/premiums	6,636	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(272,956)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(939,475)	—

Balance, 03/31/09	$—	$—

See Notes to Schedules of Investments.	59

Equity Index Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.3%
Auto & Transportation — 2.4%
Burlington Northern Santa Fe Corporation	10,400	$625,560
CH Robinson Worldwide, Inc.	6,300	287,343
CSX Corporation	14,900	385,165
Expeditors International Washington, Inc.	7,900	223,491
FedEx Corporation	11,600	516,084
Ford Motor Co.Δ*	87,893	231,158
General Motors CorporationΔ	21,900	42,486
Genuine Parts Co.	6,000	179,160
Goodyear Tire & Rubber Co. (The)Δ*	9,100	56,966
Harley-Davidson, Inc.Δ	9,000	120,510
Norfolk Southern Corporation	13,700	462,375
PACCAR, Inc.Δ	13,868	357,240
Southwest Airlines Co.	27,100	171,543
Union Pacific Corporation	18,800	772,868
United Parcel Service, Inc. Class BΔ	37,500	1,845,750

		6,277,699

Consumer Discretionary — 11.6%
Amazon.com, Inc.*	12,084	887,449
Apollo Group, Inc. Class A*	3,921	307,132
AutoNation, Inc.Δ*	4,125	57,255
AutoZone, Inc.*	1,400	227,668
Avon Products, Inc.	15,800	303,834
Bed Bath & Beyond, Inc.Δ*	9,600	237,600
Best Buy Co., Inc.	12,625	479,245
Big Lots, Inc.*	3,100	64,418
Black & Decker Corporation	2,200	69,432
Carnival Corporation	16,700	360,720
CBS Corporation Class B	25,300	97,152
Cintas Corporation	5,000	123,600
Coach, Inc.*	12,200	203,740
Convergys Corporation*	4,700	37,976
Costco Wholesale Corporation	16,400	759,648
Darden Restaurants, Inc.	5,250	179,865
DIRECTV Group, Inc. (The)Δ*	20,200	460,358
Donnelley (R.R.) & Sons Co.	7,600	55,708
Eastman Kodak Co.	9,900	37,620
eBay, Inc.*	40,700	511,192
Electronic Arts, Inc.*	11,900	216,461
Estee Lauder Cos., Inc. Class AΔ	4,300	105,995
Expedia, Inc.*	8,039	72,994
Family Dollar Stores, Inc.	5,200	173,524
Fastenal Co.Δ	4,800	154,344
GameStop Corporation Class A*	6,100	170,922
Gannett Co., Inc.Δ	8,700	19,140
Gap, Inc. (The)	17,800	231,222
Google, Inc.*	8,935	3,109,916
Harman International Industries, Inc.Δ	2,300	31,119
Hasbro, Inc.	4,700	117,829
Home Depot, Inc. (The)	63,820	1,503,599
Ingersoll-Rand Co., Ltd. Class A	11,895	164,151
International Flavors & Fragrances, Inc.Δ	2,900	88,334
Interpublic Group Cos., Inc.Δ*	18,048	74,358
Iron Mountain, Inc.Δ*	6,700	148,539
Kimberly-Clark Corporation	15,400	710,094
Kohl’s Corporation*	11,300	478,216
Leggett & Platt, Inc.Δ	5,800	75,342
Limited Brands	10,100	87,870
Lowe’s Cos., Inc.	55,200	1,007,400
Macy’s, Inc.	16,012	142,507
Manitowoc Co., Inc.	5,000	16,350
Marriott International, Inc. Class AΔ	11,000	179,960
Mattel, Inc.	13,400	154,502
McDonald’s Corporation	41,700	2,275,569
McGraw-Hill Co., Inc. (The)Δ	11,800	269,866
Meredith CorporationΔ	1,400	23,296
Monster Worldwide, Inc.Δ*	4,600	37,490
New York Times Co. Class AΔ	4,400	19,888
Newell Rubbermaid, Inc.Δ	10,200	65,076
NIKE, Inc. Class BΔ	14,700	689,283
Nordstrom, Inc.Δ	6,000	100,500
Office Depot, Inc.*	10,500	13,755
Omnicom Group, Inc.	11,800	276,120
O’Reilly Automotive, Inc.*	5,100	178,551
Penney (JC) Co., Inc.	8,600	172,602
Polo Ralph Lauren CorporationΔ	2,100	88,725
RadioShack CorporationΔ	4,600	39,422
Robert Half International, Inc.	5,800	103,414
Scripps Networks Interactive, Inc.Δ	3,400	76,534
Sears Holdings CorporationΔ*	2,089	95,488
Snap-On, Inc.	2,200	55,220
Stanley Works (The)	2,900	84,448
Staples, Inc.	27,200	492,592
Starbucks Corporation*	27,000	299,970
Starwood Hotels & Resorts Worldwide, Inc.Δ	6,800	86,360
Target Corporation	28,400	976,676
Tiffany & Co.Δ	4,600	99,176
Time Warner Cable, Inc.*	13,196	327,255
Time Warner, Inc.	44,667	862,067
TJX Cos., Inc.	15,600	399,984
Total System Services, Inc.	7,387	102,015
VeriSign, Inc.Δ*	7,200	135,864
VF Corporation	3,300	188,463
Wal-Mart Stores, Inc.	83,600	4,355,560
Walt Disney Co. (The)	69,202	1,256,708
Washington Post Co	231	82,490
Waste Management, Inc.	18,300	468,480
Whirlpool CorporationΔ	2,794	82,675
Wyndham Worldwide Corporation	6,780	28,476
Yahoo!, Inc.*	52,600	673,806
Yum! Brands, Inc.	17,300	475,404

		30,755,568

Consumer Staples — 8.0%
Campbell Soup Co.	7,900	216,144
Clorox Co.	5,100	262,548
Coca-Cola Co. (The)	74,800	3,287,460
Coca-Cola Enterprises, Inc.	11,600	153,004
Colgate-Palmolive Co.	18,900	1,114,722
ConAgra Foods, Inc.	16,700	281,729
CVS Caremark Corporation	54,327	1,493,449
Dean Foods Co.*	5,500	99,440
Dr Pepper Snapple Group, Inc.*	9,400	158,954

60	See Notes to Schedules of Investments.

	Shares	Value
General Mills, Inc.	12,500	$623,500
Heinz (H.J.) Co.	11,600	383,496
Hershey Co. (The)	6,200	215,450
Hormel Foods Corporation	2,600	82,446
J.M. Smucker Co. (The)	4,303	160,373
Kellogg Co.	9,300	340,659
Kraft Foods, Inc. Class A	55,300	1,232,637
Kroger Co.	24,500	519,890
McCormick & Co., Inc.Δ	4,800	141,936
Pepsi Bottling Group, Inc.Δ	5,100	112,914
PepsiCo, Inc.	58,540	3,013,639
Procter & Gamble Co.	110,010	5,180,352
Safeway, Inc.	16,100	325,059
Sara Lee Corporation	26,300	212,504
SUPERVALU, Inc.	8,048	114,926
SYSCO Corporation	22,300	508,440
Tyson Foods, Inc. Class A	10,900	102,351
Walgreen Co.	36,600	950,136
Whole Foods Market, Inc.Δ	5,300	89,040

		21,377,198

Financial Services — 11.6%
AFLAC, Inc.	17,600	340,736
Allstate Corporation (The)	19,952	382,081
American Express Co.	44,200	602,446
American International Group, Inc.	100,292	100,292
Ameriprise Financial, Inc.	8,140	166,789
AON Corporation	10,300	420,446
Apartment Investment & Management Co. Class A REIT	4,286	23,487
Assurant, Inc.	4,300	93,654
Automatic Data Processing, Inc.	18,900	664,524
AvalonBay Communities, Inc. REIT	3,092	145,494
Bank of America Corporation	240,269	1,638,635
Bank of New York Mellon Corporation	42,962	1,213,676
BB&T CorporationΔ	21,300	360,396
Block (H&R), Inc.	12,300	223,737
Boston Properties, Inc. REITΔ	4,400	154,132
Capital One Financial CorporationΔ	14,937	182,829
CB Richard Ellis Group, Inc. Class AΔ*	7,600	30,628
Chubb Corporation	13,200	558,624
CIGNA CorporationΔ	10,300	181,177
Cincinnati Financial Corporation	5,986	136,900
CIT Group, Inc.Δ	13,400	38,190
Citigroup, Inc.Δ	204,830	518,220
CME Group, Inc.	2,455	604,887
Comerica, Inc.Δ	5,600	102,536
Discover Financial Services	17,900	112,949
Dun & Bradstreet Corporation	2,000	154,000
E*TRADE Financial CorporationΔ*	17,500	22,400
Equifax, Inc.	4,800	117,360
Equity Residential Properties Trust REIT	10,500	192,675
Federated Investors, Inc. Class BΔ	3,300	73,458
Fidelity National Information Services, Inc.	6,900	125,580
Fifth Third BancorpΔ	22,994	67,142
First Horizon National Corporation	7,521	80,779
First Horizon National Corporation Placeholder Shares+	780	—
Fiserv, Inc.Δ*	5,900	215,114
Franklin Resources, Inc.Δ	5,800	312,446
Genworth Financial, Inc. Class AΔ	16,600	31,540
Goldman Sachs Group, Inc.	17,254	1,829,269
Hartford Financial Services Group, Inc.Δ	11,900	93,415
HCP, Inc. REITΔ	9,296	165,934
Health Care REIT, Inc.	4,000	122,360
Host Hotels & Resorts, Inc. REIT	19,200	75,264
Hudson City Bancorp, Inc.	20,000	233,800
Huntington Bancshares, Inc.Δ	13,600	22,576
IntercontinentalExchange, Inc.*	2,800	208,516
Invesco, Ltd.	14,400	199,584
Janus Capital Group, Inc.Δ	5,700	37,905
JPMorgan Chase & Co.	140,589	3,736,856
KeyCorpΔ	18,400	144,808
Kimco Realty Corporation REITΔ	8,600	65,532
Legg Mason, Inc.	5,240	83,316
Leucadia National CorporationΔ*	6,600	98,274
Lincoln National CorporationΔ	9,619	64,348
Loews Corporation	13,491	298,151
M&T Bank CorporationΔ	2,800	126,672
Marsh & McLennan Cos., Inc.	19,100	386,775
Marshall & Ilsley CorporationΔ	9,800	55,174
Mastercard, Inc. Class AΔ	2,700	452,196
MBIA, Inc.*	7,400	33,892
MetLife, Inc.	30,500	694,485
Moody’s CorporationΔ	7,300	167,316
Morgan Stanley	40,400	919,908
NASDAQ OMX Group, Inc.Δ*	5,100	99,858
Northern Trust Corporation	8,357	499,916
NYSE Euronext	9,900	177,210
Paychex, Inc.	11,900	305,473
People’s United Financial, Inc.	12,800	230,016
Plum Creek Timber Co., Inc. REITΔ	6,400	186,048
PNC Financial Services Group, Inc.	16,159	473,297
Principal Financial GroupΔ	9,800	80,164
Progressive Corporation (The)*	24,996	335,946
ProLogis REITΔ	9,800	63,700
Prudential Financial, Inc.Δ	16,000	304,320
Public Storage REIT	4,625	255,531
Regions Financial CorporationΔ	26,729	113,866
Ryder System, Inc.	2,100	59,451
Schwab (Charles) Corporation (The)	35,506	550,343
Simon Property Group, Inc. REIT	9,672	335,051
SLM CorporationΔ*	17,400	86,130
State Street Corporation	16,000	492,480
SunTrust Banks, Inc.Δ	13,700	160,838
T. Rowe Price Group, Inc.Δ	9,800	282,828
Torchmark CorporationΔ	3,200	83,936
Travelers Cos., Inc.	21,756	884,164
Unum Group	12,300	153,750

See Notes to Schedules of Investments.	61

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
US Bancorp	65,700	$959,877
Ventas, Inc. REITΔ	5,300	119,833
Vornado Realty Trust REITΔ	5,385	178,999
Wells Fargo & Co.	158,564	2,257,951
Western Union Co.	27,017	339,604
XL Capital, Ltd. Class AΔ	12,300	67,158
Zions BancorporationΔ	4,100	40,303

		30,884,326

Healthcare — 14.8%
Abbott Laboratories	57,800	2,757,060
Aetna, Inc.	17,100	416,043
Allergan, Inc.	11,430	545,897
AmerisourceBergen Corporation	5,944	194,131
Amgen, Inc.*	38,965	1,929,547
Bard (C.R.), Inc.	3,700	294,964
Baxter International, Inc.	23,200	1,188,304
Becton Dickinson & Co.	9,000	605,160
Biogen Idec, Inc.*	11,030	578,192
Boston Scientific Corporation*	55,500	441,225
Bristol-Myers Squibb Co.	74,500	1,633,040
Cardinal Health, Inc.	13,379	421,171
Celgene Corporation*	17,200	763,680
Cephalon, Inc.Δ*	2,500	170,250
Conventry Health Care, Inc.Δ*	5,530	71,558
Covidien, Ltd.	18,746	623,117
DaVita, Inc.Δ*	3,900	171,405
Dentsply International, Inc.Δ	5,600	150,360
Eli Lilly & Co.	37,700	1,259,557
Express Scripts, Inc.*	9,338	431,135
Forest Laboratories, Inc.*	11,400	250,344
Genzyme Corporation*	10,300	611,717
Gilead Sciences, Inc.*	34,200	1,584,144
Hospira, Inc*	5,950	183,617
Humana, Inc.*	6,300	164,304
IMS Health, Inc.	6,800	84,796
Intuitive Surgical, Inc.*	1,400	133,504
Johnson & Johnson	103,490	5,443,574
King Pharmaceuticals, Inc.*	9,100	64,337
Laboratory Corporation of America HoldingsΔ*	4,100	239,809
Life Technologies Corporation*	6,333	205,696
McKesson Corporation	10,200	357,408
Medco Health Solutions, Inc.*	18,352	758,672
Medtronic, Inc.	42,200	1,243,634
Merck & Co., Inc.	78,900	2,110,575
Millipore CorporationΔ*	2,100	120,561
Mylan Laboratories, Inc.Δ*	11,500	154,215
Patterson Cos., Inc.Δ*	3,400	64,124
PerkinElmer, Inc.Δ	4,400	56,188
Pfizer, Inc.	252,283	3,436,094
Quest Diagnostics, Inc.	5,800	275,384
Schering-Plough Corporation	60,800	1,431,840
St. Jude Medical, Inc.*	13,100	475,923
Stericycle, Inc.*	3,200	152,736
Stryker Corporation	9,100	309,764
Tenet Healthcare CorporationΔ*	15,750	18,270
Thermo Fisher Scientific, Inc.*	15,710	560,376
UnitedHealth Group, Inc.	45,400	950,222
Varian Medical Systems, Inc.*	4,600	140,024
Watson Pharmaceuticals, Inc.Δ*	3,900	121,329
WellPoint, Inc.*	18,612	706,698
Wyeth	49,700	2,139,088
Zimmer Holdings, Inc.*	8,320	303,680

		39,498,443

Integrated Oils — 8.7%
Chevron Corporation	75,141	5,052,481
ConocoPhillips	55,458	2,171,735
Exxon Mobil Corporation	185,144	12,608,307
Hess Corporation	10,600	574,520
Marathon Oil Corporation	26,284	691,006
Murphy Oil Corporation	7,100	317,867
Occidental Petroleum Corporation	30,200	1,680,630
Tesoro CorporationΔ	5,200	70,044

		23,166,590

Materials & Processing — 3.8%
Air Products & Chemicals, Inc.	8,000	450,000
AK Steel Corporation	4,300	30,616
Alcoa, Inc.Δ	36,300	266,442
Allegheny Technologies, Inc.Δ	3,600	78,948
Archer-Daniels-Midland Co.	23,827	661,914
Avery Dennison Corporation	4,000	89,360
Ball Corporation	3,492	151,553
Bemis Co.	3,800	79,686
CF Industries Holdings, Inc.	1,900	135,147
Dow Chemical Co. (The)Δ	35,200	296,736
Du Pont (E.I.) de Nemours & Co.	34,155	762,681
Eastman Chemical Co.	2,700	72,360
Ecolab, Inc.	6,300	218,799
Fluor Corporation	6,700	231,485
Freeport-McMoRan Copper & Gold, Inc.Δ	15,462	589,257
International Paper Co.	16,635	117,110
Masco Corporation	13,500	94,230
MeadWestvaco CorporationΔ	6,445	77,276
Monsanto Co.	20,520	1,705,212
Newmont Mining Corporation	18,500	828,060
Nucor Corporation	11,689	446,169
Owens-Illinois, Inc.Δ*	6,200	89,528
Pactiv Corporation*	4,800	70,032
PPG Industries, Inc.	6,100	225,090
Praxair, Inc.	11,680	785,947
Precision Castparts CorporationΔ	5,200	311,480
Rohm & Haas Co.	4,700	370,548
Sealed Air Corporation	6,000	82,800
Sherwin-Williams Co.	3,700	192,289
Sigma-Aldrich Corporation	4,600	173,834
Titanium Metals CorporationΔ	3,500	19,145
United States Steel CorporationΔ	4,500	95,085
Vulcan Materials Co.Δ	4,100	181,589
Weyerhaeuser Co.	7,860	216,700

		10,197,108

Other — 2.3%
3M Co.	25,900	1,287,748
Eaton Corporation	6,128	225,878
General Electric Co.	395,100	3,994,461
Jacobs Engineering Group, Inc.*	4,700	181,702
Johnson Controls, Inc.	21,976	263,712
Textron, Inc.	9,000	51,660

		6,005,161

62	See Notes to Schedules of Investments.

	Shares	Value
Other Energy — 4.2%
Anadarko Petroleum Corporation	17,400	$676,686
Apache Corporation	12,648	810,610
Baker Hughes, Inc.	11,400	325,470
BJ Services Co.	10,900	108,455
Cabot Oil & Gas Corporation	3,700	87,209
Cameron International CorporationΔ*	8,000	175,440
Chesapeake Energy Corporation	21,166	361,092
Consol Energy, Inc.	6,800	171,632
Devon Energy Corporation	16,800	750,792
Diamond Offshore Drilling, Inc.Δ	2,600	163,436
El Paso Corporation	26,400	165,000
ENSCO International, Inc.	5,500	145,200
EOG Resources, Inc.	9,400	514,744
EQT Corporation	4,800	150,384
Exterran Holdings, Inc.*	13	208
FPL Group, Inc.	15,400	781,242
Halliburton Co.	33,375	516,311
Massey Energy Co.Δ	3,200	32,384
Nabors Industries, Ltd.*	10,400	103,896
National Oilwell Varco, Inc.*	15,700	450,747
Noble Energy, Inc.	6,400	344,832
Peabody Energy Corporation	10,000	250,400
Pioneer Natural Resouces Co.Δ	4,500	74,115
Range Resources CorporationΔ	5,784	238,070
Rowan Cos., Inc.	4,200	50,274
Schlumberger, Ltd.	45,000	1,827,900
Smith International, Inc.	8,123	174,482
Southwestern Energy Co.*	12,700	377,063
Sunoco, Inc.Δ	4,500	119,160
Valero Energy Corporation	19,400	347,260
Williams Cos., Inc.Δ	21,500	244,670
XTO Energy, Inc.	21,657	663,138

		11,202,302

Producer Durables — 4.7%
Agilent Technologies, Inc.Δ*	13,200	202,884
American Tower Corporation Class A*	15,100	459,493
Applied Materials, Inc.	49,600	533,200
Boeing Co. (The)Δ	27,200	967,776
Caterpillar, Inc.Δ	22,700	634,692
Centex Corporation	4,800	36,000
Cooper Industries, Ltd. Class A	6,200	160,332
Cummins, Inc.	7,600	193,420
Danaher Corporation	9,600	520,512
Deere & Co.	15,800	519,346
Dover Corporation	7,000	184,660
DR Horton, Inc.	10,200	98,940
Emerson Electric Co.	28,300	808,814
Flowserve Corporation	2,100	117,852
Goodrich Corporation	4,700	178,083
Grainger (W.W.), Inc.Δ	2,500	175,450
Honeywell International, Inc.	27,300	760,578
Illinois Tool Works, Inc.	14,600	450,410
ITT Industries, Inc.	6,700	257,749
KB Home	2,900	38,222
KLA-Tencor CorporationΔ	6,300	126,000
Lennar Corporation Class AΔ	5,600	42,056
Lexmark International, Inc.*	2,900	48,923
Lockheed Martin Corporation	12,300	849,069
Molex, Inc.Δ	5,250	72,135
Northrop Grumman Corporation	12,156	530,488
Novellus Systems, Inc.*	3,700	61,531
Pall CorporationΔ	4,400	89,892
Parker Hannifin Corporation	6,050	205,579
Pitney Bowes, Inc.Δ	7,800	182,130
Pulte Homes, Inc.Δ	8,408	91,899
Raytheon Co.	15,100	587,994
Republic Services, Inc.	11,900	204,085
Rockwell Collins, Inc.	5,900	192,576
Teradyne, Inc.*	6,400	28,032
United Technologies Corporation	35,400	1,521,492
Waters Corporation*	3,700	136,715
Xerox Corporation	32,300	146,965

		12,415,974

Technology — 14.9%
Adobe Systems, Inc.*	19,800	423,522
Advanced Micro Devices, Inc.Δ*	23,100	70,455
Affiliated Computer Services, Inc. Class A*	3,600	172,404
Akamai Technologies, Inc.Δ*	6,400	124,160
Altera Corporation	11,100	194,805
Amphenol Corporation	6,600	188,034
Analog Devices, Inc.	10,800	208,116
Apple, Inc.*	33,300	3,500,496
Autodesk, Inc.*	8,360	140,531
BMC Software, Inc.*	7,100	234,300
Broadcom Corporation Class A*	16,150	322,677
CA, Inc.	14,570	256,578
Ciena CorporationΔ*	3,328	25,892
Cisco Systems, Inc.*	218,300	3,660,891
Citrix Systems, Inc.*	6,700	151,688
Cognizant Technology Solutions Corporation Class A*	10,900	226,611
Computer Sciences Corporation*	5,700	209,988
Compuware Corporation*	9,600	63,264
Corning, Inc.	57,800	767,006
Dell, Inc.*	64,500	611,460
EMC Corporation*	76,000	866,400
FLIR Systems, Inc.*	5,400	110,592
General Dynamics Corporation	14,500	603,055
Harris Corporation	5,000	144,700
Hewlett-Packard Co.	89,802	2,879,052
Intel Corporation	207,900	3,128,895
International Business Machines Corporation	50,200	4,863,878
Intuit, Inc.*	12,000	324,000
Jabil Circuit, Inc.	8,100	45,036
JDS Uniphase CorporationΔ*	8,475	27,544
Juniper Networks, Inc.Δ*	19,600	295,176
L-3 Communications Holdings, Inc.	4,400	298,320
Linear Technology Corporation	8,300	190,734
LSI Corporation*	24,300	73,872
McAfee, Inc.*	5,700	190,950
MEMC Electronic Materials, Inc.*	8,500	140,165
Microchip Technology, Inc.Δ	6,800	144,092
Micron Technology, Inc.*	29,100	118,146
Microsoft Corporation	286,330	5,259,882

See Notes to Schedules of Investments.	63

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Motorola, Inc.	83,800	$354,474
National Semiconductor Corporation	7,400	75,998
NetApp, Inc.*	12,200	181,048
Novell, Inc.*	13,400	57,084
NVIDIA Corporation*	19,950	196,707
Oracle Corporation*	144,200	2,605,694
QLogic Corporation*	4,700	52,264
QUALCOMM, Inc.	61,600	2,396,856
Rockwell Automation, Inc.	5,300	115,752
Salesforce.com, Inc.Δ*	3,900	127,647
SanDisk CorporationΔ*	8,500	107,525
Sun Microsystems, Inc.*	27,500	201,300
Symantec CorporationΔ*	31,270	467,174
Tellabs, Inc.*	15,000	68,700
Teradata Corporation*	6,700	108,674
Texas Instruments, Inc.Δ	48,200	795,782
Tyco Electronics, Ltd.	17,046	188,188
Xilinx, Inc.	10,200	195,432

		39,553,666

Utilities — 8.3%
AES Corporation*	25,100	145,831
Allegheny Energy, Inc.	6,200	143,654
Ameren CorporationΔ	7,800	180,882
American Electric Power Co., Inc.	14,900	376,374
AT&T, Inc.	220,572	5,558,414
Centerpoint Energy, Inc.	12,300	128,289
CenturyTel, Inc.Δ	3,900	109,668
CMS Energy Corporation	8,600	101,824
Comcast Corporation Class A	107,472	1,465,918
Consolidated Edison, Inc.Δ	10,100	400,061
Constellation Energy Group, Inc.	7,200	148,752
Dominion Resources, Inc.	21,940	679,921
DTE Energy Co.	6,100	168,970
Duke Energy Corporation	47,768	684,038
Dynegy, Inc. Class A*	18,824	26,542
Edison International	12,500	360,125
Embarq Corporation	5,444	206,055
Entergy Corporation	7,252	493,789
Exelon Corporation	24,824	1,126,761
FirstEnergy Corporation	11,584	447,142
Frontier Communications CorporationΔ	12,000	86,160
Integrys Energy Group, Inc.Δ	2,800	72,912
Nicor, Inc.	1,700	56,491
NiSource, Inc.	10,300	100,940
Northeast Utilities	6,100	131,699
Pepco Holdings, Inc.	7,600	94,848
PG&E Corporation	13,900	531,258
Pinnacle West Capital Corporation	3,800	100,928
PPL Corporation	14,300	410,553
Progress Energy, Inc.Δ	10,326	374,421
Public Service Enterprise Group, Inc.	18,900	556,983
Questar Corporation	6,400	188,352
Qwest Communications International, Inc.Δ	54,900	187,758
SCANA Corporation	4,400	135,916
Sempra Energy	9,100	420,784
Southern Co. (The)Δ	29,400	900,228
Spectra Energy Corporation	23,684	334,892
Sprint Nextel Corporation*	106,393	379,823
TECO Energy, Inc.	8,000	89,200
Verizon Communications, Inc.	106,674	3,221,555
Windstream CorporationΔ	16,699	134,594
Wisconsin Energy Corporation	4,300	177,031
Xcel Energy Inc.	16,500	307,395
		21,947,731

Total Common Stocks (Cost $335,332,120)		253,281,766

MONEY MARKET FUNDS — 11.1%
GuideStone Money Market Fund (GS4 Class)¥	9,684,978	9,684,978
Northern Institutional Liquid Assets Portfolio§	19,880,826	19,880,826

Total Money Market Funds (Cost $29,565,804)		29,565,804

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bills
0.00%, 05/14/09‡‡	$55,000	54,992
0.04%, 05/14/09‡‡	35,000	34,995
0.06%, 05/14/09‡‡	15,000	14,998
0.07%, 05/14/09‡‡	60,000	59,991
0.10%, 05/14/09‡‡	1,925,000	1,924,711
0.14%, 05/14/09‡‡	15,000	14,998
0.17%, 05/14/09‡‡	25,000	24,995
0.19%, 05/14/09‡‡	25,000	24,994
0.20%, 05/14/09‡‡	195,000	194,971
0.21%, 05/14/09‡‡	20,000	19,997
0.24%, 05/14/09‡‡	40,000	39,994
0.26%, 05/14/09‡‡	10,000	9,998
0.29%, 05/14/09‡‡	30,000	29,995
0.30%, 05/14/09‡‡	10,000	9,998
0.31%, 05/14/09‡‡	15,000	14,998

Total U.S. Treasury Obligations (Cost $2,474,663)		2,474,625

TOTAL INVESTMENTS — 107.3% (Cost $367,372,587)		285,322,195
Liabilities in Excess of Other Assets — (7.3)%		(19,396,085)

NET ASSETS — 100.0%		$265,926,110

64	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

%
Technology	14.9
Healthcare	14.8
Consumer Discretionary	11.6
Financial Services	11.6
Money Market Funds	11.1
Integrated Oils	8.7
Utilities	8.3
Consumer Staples	8.0
Producer Durables	4.7
Futures Contracts	4.5
Other Energy	4.2
Materials & Processing	3.8
Auto & Transportation	2.4
Other	2.3
U.S. Treasury Obligations	0.9

111.8

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$284,772,281	$829,434
Level 2 — Other Significant Observable Inputs	549,914	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$285,322,195	$829,434

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	65

Real Estate Securities Fund

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.8%
Financial Services — 88.8%
AMB Property Corporation REITΔ	189,050	$2,722,320
American Campus Communities, Inc. REITΔ	75,650	1,313,284
AvalonBay Communities, Inc. REIT	75,935	3,573,521
BioMed Realty Trust, Inc. REITΔ	75,650	512,150
Boston Properties, Inc. REITΔ	119,200	4,175,576
BRE Properties, Inc. REITΔ	26,950	529,028
Camden Property Trust REITΔ	63,250	1,364,935
DCT Industrial Trust, Inc. REITΔ	16,550	52,464
Digital Realty Trust, Inc. REITΔ	84,550	2,805,369
DuPont Fabros Technology, Inc. REIT	5,650	38,872
Equity Lifestyle Properties, Inc. REITΔ	22,000	838,200
Equity Residential Properties Trust REITΔ	194,000	3,559,900
Extra Space Storage, Inc. REITΔ	87,650	482,952
Federal Realty Investors Trust REITΔ	42,700	1,964,200
HCP, Inc. REITΔ	50,250	896,962
Health Care REIT, Inc.Δ	38,600	1,180,774
Hospitality Properties Trust REITΔ	23,400	280,800
Host Hotels & Resorts, Inc. REIT	257,577	1,009,702
Kilroy Realty Corporation REITΔ	33,800	581,022
Liberty Property Trust REIT	44,550	843,777
LTC Properties, Inc. REITΔ	21,655	379,829
Medical Properties Trust, Inc. REITΔ	168,109	613,598
Nationwide Health Properties, Inc. REITΔ	114,060	2,530,991
ProLogis REITΔ	222,150	1,443,975
Public Storage REIT	64,730	3,576,332
Regency Centers Corporation REITΔ	105,100	2,792,507
Saul Centers, Inc. REIT	7,800	179,166
Senior Housing Properties Trust REIT	167,685	2,350,944
Simon Property Group, Inc. REITΔ	165,123	5,719,863
SL Green Realty Corporation REITΔ	69,900	754,920
Taubman Centers, Inc. REITΔ	31,600	538,464
UDR, Inc. REIT	58,750	505,838
Ventas, Inc. REITΔ	137,036	3,098,384
Vornado Realty Trust REITΔ	120,450	4,003,760

Total Common Stocks (Cost $94,128,409)		57,214,379

MONEY MARKET FUNDS — 38.9%
GuideStone Money Market Fund (GS4 Class)¥	6,499,582	6,499,582
Northern Institutional Liquid Assets Portfolio§	18,599,002	18,599,002

Total Money Market Funds (Cost $25,098,584)		25,098,584

	Par
U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bills
0.01%, 05/14/09‡‡	$20,000	19,997
0.09%, 05/14/09‡‡	15,000	14,998
0.10%, 05/14/09‡‡	745,000	744,888
0.13%, 05/14/09‡‡	15,000	14,998
0.19%, 05/14/09‡‡	15,000	14,997
0.20%, 05/14/09‡‡	90,000	89,986
0.26%, 05/14/09‡‡	20,000	19,997

Total U.S. Treasury Obligations (Cost $919,876)		919,861

TOTAL INVESTMENTS — 129.1% (Cost $120,146,869)		83,232,824

Liabilities in Excess of Other Assets — (29.1)%		(18,785,762)

NET ASSETS — 100.0%		$64,447,062

PORTFOLIO SUMMARY (based on net assets)

		%
Financial Services		88.8
Money Market Funds		38.9
Futures Contracts		11.0
U.S. Treasury Obligations		1.4

		140.1

66	See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$82,312,963	$290,657
Level 2 — Other Significant Observable Inputs	919,861	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$83,232,824	$290,657

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

See Notes to Schedules of Investments.	67

Value Equity Fund

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.5%
Auto & Transportation — 1.1%
Burlington Northern Santa Fe Corporation	103,700	$6,237,555
FedEx Corporation	16,000	711,840
Norfolk Southern Corporation	37,300	1,258,875
Overseas Shipholding Group, Inc.Δ	27,300	618,891
Union Pacific Corporation	22,300	916,753

		9,743,914

Consumer Discretionary — 10.6%
Aeropostale, Inc.*	83,300	2,212,448
Apollo Group, Inc. Class A*	20,200	1,582,266
Big Lots, Inc.*	98,900	2,055,142
BJ’s Wholesale Club, Inc.Δ*	32,700	1,046,073
Carnival Corporation	309,500	6,685,200
Coach, Inc.Δ*	123,300	2,059,110
DIRECTV Group, Inc. (The)Δ*	69,300	1,579,347
Estee Lauder Cos., Inc. Class AΔ	77,500	1,910,375
Gannett Co., Inc.Δ	154,000	338,800
Gap, Inc. (The)	342,300	4,446,477
Home Depot, Inc. (The)	540,088	12,724,473
Interpublic Group Cos., Inc.Δ*	316,200	1,302,744
Kimberly-Clark Corporation	152,400	7,027,164
Lowe’s Cos., Inc.	71,600	1,306,700
Mattel, Inc.	311,900	3,596,207
McDonald’s Corporation	141,500	7,721,655
Netflix, Inc.Δ*	57,800	2,480,776
Omnicom Group, Inc.	1,200	28,080
Panera Bread Co.Δ*	39,000	2,180,100
Polo Ralph Lauren CorporationΔ	42,700	1,804,075
Shaw Communications, Inc. Class BΔ	139,500	2,113,425
Sony Corporation ADRΔ	84,500	1,743,235
Stanley Works (The)	246,600	7,180,992
Staples, Inc.	5,100	92,361
Target Corporation	3,400	116,926
Time Warner Cable, Inc.Δ*	95,655	2,372,239
Time Warner, Inc.	376,033	7,257,444
TJX Cos., Inc.	49,500	1,269,180
Wal-Mart Stores, Inc.	22,200	1,156,620
Walt Disney Co. (The)	87,800	1,594,448
Waste Management, Inc.Δ	115,800	2,964,480

		91,948,562

Consumer Staples — 5.7%
Coca-Cola Co. (The)	35,800	1,573,410
ConAgra Foods, Inc.	181,700	3,065,279
CVS Caremark Corporation	135,273	3,718,655
Dean Foods Co.*	204,400	3,695,552
General Mills, Inc.	15,700	783,116
Herbalife, Ltd.	62,200	931,756
Kellogg Co.	5,400	197,802
Kraft Foods, Inc. Class A	522,300	11,642,067
Kroger Co.	147,100	3,121,462
Pepsi Bottling Group, Inc.	104,000	2,302,560
PepsiAmericas, Inc.	62,800	1,083,300
PepsiCo, Inc.	4,900	252,252
Procter & Gamble Co.	199,496	9,394,266
Safeway, Inc.	68,900	1,391,091
Sara Lee Corporation	275,100	2,222,808
SUPERVALU, Inc.	86,400	1,233,792
SYSCO Corporation	120,500	2,747,400
Walgreen Co.	3,900	101,244

		49,457,812

Financial Services — 14.5%
Allstate Corporation (The)	297,000	5,687,550
American Express Co.	330,600	4,506,078
American Financial Group, Inc.	106,700	1,712,535
American International Group, Inc.	119,300	119,300
Ameriprise Financial, Inc.	123,200	2,524,368
Assurant, Inc.	45,200	984,456
Astoria Financial CorporationΔ	37,500	344,625
AXIS Capital Holdings, Ltd.	67,500	1,521,450
Bank of America Corporation	737,326	5,028,563
Bank of New York Mellon Corporation	101,290	2,861,443
BB&T CorporationΔ	28,900	488,988
Capital One Financial CorporationΔ	209,255	2,561,281
Chubb Corporation	107,245	4,538,608
Cincinnati Financial Corporation	73,100	1,671,797
Citigroup, Inc.Δ	636,433	1,610,176
CME Group, Inc.	1,000	246,390
Credicorp, Ltd.Δ*	58,000	2,716,720
Endurance Specialty Holdings, Ltd.	84,700	2,112,418
Fannie Mae	55,400	38,780
Federated Investors, Inc. Class BΔ	61,700	1,373,442
Franklin Resources, Inc.Δ	60,400	3,253,748
Freddie Mac	3,000	2,280
Goldman Sachs Group, Inc.	20,365	2,159,097
Hartford Financial Services Group, Inc.	16,204	127,201
Hudson City Bancorp, Inc.	224,500	2,624,405
Invesco, Ltd.	112,000	1,552,320
Investment Technology Group, Inc.*	42,200	1,076,944
JPMorgan Chase & Co.	661,380	17,579,481
Knight Capital Group, Inc. Class A*	74,300	1,095,182
Lincoln National Corporation	44,500	297,705
Loews Corporation	16,248	359,081
MetLife, Inc.	26,400	601,128
Moody’s Corporation	101,600	2,328,672
Morgan Stanley	93,600	2,131,272
NewAlliance Bancshares, Inc.Δ	104,800	1,230,352
NYSE Euronext	62,500	1,118,750
Odyssey Re Holdings Corporation	7,300	276,889
Platinum Underwriters Holdings, Ltd.Δ	56,100	1,590,996
PNC Financial Services Group, Inc.Δ	22,300	653,167
Progressive Corporation (The)*	86,400	1,161,216
Prudential Financial, Inc.Δ	18,400	349,968
Raymond James Financial, Inc.Δ	59,700	1,176,090
SEI Investments Co.	53,400	652,014
SLM CorporationΔ*	487,100	2,411,145
State Street Corporation	16,500	507,870
SunTrust Banks, Inc.Δ	102,000	1,197,480
Torchmark CorporationΔ	57,200	1,500,356
Travelers Cos., Inc.	480,000	19,507,200
US Bancorp	89,800	1,311,978

68	See Notes to Schedules of Investments.

	Shares	Value
W.R. Berkley Corporation	97,100	$2,189,605
Wells Fargo & Co.	735,749	10,477,066
XL Capital, Ltd. Class AΔ	148,400	810,264

		125,959,890

Healthcare — 15.8%
Aetna, Inc.	61,400	1,493,862
AmerisourceBergen Corporation	85,600	2,795,696
Amgen, Inc.*	160,104	7,928,350
Baxter International, Inc.	111,000	5,685,420
Boston Scientific Corporation*	558,700	4,441,665
Bristol-Myers Squibb Co.	823,800	18,057,696
Cardinal Health, Inc.	163,500	5,146,980
Covidien, Ltd.	25,625	851,775
Eli Lilly & Co.	46,500	1,553,565
Endo Pharmaceuticals Holdings, Inc.*	55,300	977,704
Forest Laboratories, Inc.*	52,500	1,152,900
Hologic, Inc.*	207,700	2,718,793
Johnson & Johnson	339,200	17,841,920
Lincare Holdings, Inc.*	45,600	994,080
McKesson Corporation	65,000	2,277,600
Merck & Co., Inc.	79,000	2,113,250
Pfizer, Inc.	2,088,900	28,450,818
Tenet Healthcare CorporationΔ*	1,457,600	1,690,816
Thermo Fisher Scientific, Inc.*	14,500	517,215
UnitedHealth Group, Inc.	389,800	8,158,514
Watson Pharmaceuticals, Inc.Δ*	221,600	6,893,976
WellPoint, Inc.*	313,259	11,894,444
Wyeth	69,300	2,982,672
Zimmer Holdings, Inc.*	3,900	142,350

		136,762,061

Integrated Oils — 12.6%
Chevron Corporation	546,670	36,758,091
ConocoPhillips	552,000	21,616,320
Exxon Mobil Corporation	497,000	33,845,700
Marathon Oil Corporation	176,296	4,634,822
Occidental Petroleum Corporation	211,600	11,775,540

		108,630,473

Materials & Processing — 3.6%
Alcoa, Inc.Δ	280,700	2,060,338
Archer-Daniels-Midland Co.	133,200	3,700,296
Ball Corporation	35,200	1,527,680
Dow Chemical Co. (The)Δ	123,000	1,036,890
Du Pont (E.I.) de Nemours & Co.	264,100	5,897,353
Freeport-McMoRan Copper & Gold, Inc.Δ	21,500	819,365
Granite Construction, Inc.Δ	30,200	1,131,896
Lennox International, Inc.Δ	30,100	796,446
Lubrizol Corporation	69,800	2,373,898
MeadWestvaco CorporationΔ	272,800	3,270,872
Nucor Corporation	13,100	500,027
Owens Corning*	44,700	404,088
Reliance Steel & Aluminum Co.Δ	62,100	1,635,093
Tyco International, Ltd.	217,775	4,259,679
United States Steel CorporationΔ	95,400	2,015,802

		31,429,723

Other — 2.0%
3M Co.	67,600	3,361,072
General Electric Co.	1,339,600	13,543,356
Johnson Controls, Inc.	26,100	313,200

		17,217,628

Other Energy — 2.6%
Anadarko Petroleum Corporation	90,700	3,527,323
Apache Corporation	17,400	1,115,166
Baker Hughes, Inc.	51,400	1,467,470
Chesapeake Energy Corporation	195,300	3,331,818
Devon Energy Corporation	23,400	1,045,746
EOG Resources, Inc.	3,100	169,756
FPL Group, Inc.	20,900	1,060,257
Petro-CanadaΔ	72,500	1,927,050
Sunoco, Inc.Δ	54,600	1,445,808
Valero Energy Corporation	385,300	6,896,870
XTO Energy, Inc.	25,200	771,624

		22,758,888

Producer Durables — 5.4%
Applied Materials, Inc.	383,500	4,122,625
Cummins, Inc.	79,000	2,010,550
Danaher Corporation	4,200	227,724
Dover CorporationΔ	54,200	1,429,796
Emerson Electric Co.	225,600	6,447,648
Gardner Denver, Inc.*	45,200	982,648
Goodrich Corporation	43,100	1,633,059
Honeywell International, Inc.	415,300	11,570,258
Illinois Tool Works, Inc.	245,500	7,573,675
KLA-Tencor Corporation	126,400	2,528,000
Lennar Corporation Class AΔ	294,192	2,209,382
Northrop Grumman Corporation	85,300	3,722,492
Raytheon Co.	43,677	1,700,782
United Technologies Corporation	22,000	945,560

		47,104,199

Technology — 7.3%
Avnet, Inc.*	58,500	1,024,335
Computer Sciences Corporation*	35,800	1,318,872
Dell, Inc.*	362,500	3,436,500
EMC Corporation*	32,900	375,060
Flextronics International, Ltd.Δ*	675,338	1,951,727
Garmin, Ltd.Δ	114,600	2,430,666
General Dynamics Corporation	20,400	848,436
Hewlett-Packard Co.	197,000	6,315,820
Intel Corporation	292,900	4,408,145
International Business Machines Corporation	166,300	16,112,807
L-3 Communications Holdings, Inc.	38,500	2,610,300
LSI Corporation*	1,074,000	3,264,960
Microsoft Corporation	366,300	6,728,931
Motorola, Inc.	636,800	2,693,664
NeuStar, Inc. Class A*	121,300	2,031,775
Sybase, Inc.Δ*	19,800	599,742
Symantec CorporationΔ*	251,100	3,751,434
Tyco Electronics, Ltd.	281,000	3,102,240

		63,005,414

See Notes to Schedules of Investments.	69

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Utilities — 13.3%
Alliant Energy Corporation	91,000	$2,246,790
American Electric Power Co., Inc.	204,700	5,170,722
AT&T, Inc.	1,449,277	36,521,780
Comcast Corporation Class A	525,800	7,171,912
Constellation Energy Group, Inc.	39,100	807,806
Dominion Resources, Inc.	29,900	926,601
DTE Energy Co.	84,500	2,340,650
Duke Energy Corporation	334,000	4,782,880
Edison International	80,500	2,319,205
Entergy Corporation	80,400	5,474,436
Exelon Corporation	17,200	780,708
FirstEnergy Corporation	59,552	2,298,707
Nokia Corporation ADRΔ	327,600	3,823,092
NRG Energy, Inc.*	60,500	1,064,800
NV Energy, Inc.	208,000	1,953,120
OGE Energy Corporation	50,400	1,200,528
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	83,900	2,472,533
Qwest Communications International, Inc.Δ	1,528,900	5,228,838
Sempra Energy	57,900	2,677,296
Southern Co. (The)Δ	39,600	1,212,552
Spectra Energy Corporation	267,450	3,781,743
Sprint Nextel Corporation*	142,300	508,011
Verizon Communications, Inc.	670,324	20,243,785

		115,009,704

Total Common Stocks (Cost $1,268,307,229)		819,028,268

FOREIGN COMMON STOCK — 0.2%
Bermuda — 0.2%
Lazard, Ltd. Class A (Cost $1,292,822)	48,000	1,411,200

MONEY MARKET FUNDS — 12.5%
GuideStone Money Market Fund (GS4 Class)¥	37,617,039	37,617,039
Northern Institutional Liquid Assets Portfolio§	71,022,933	71,022,933

Total Money Market Funds (Cost $108,639,972)		108,639,972

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.00%, 05/14/09‡‡	$5,000	4,999
0.10%, 05/14/09‡‡	4,810,000	4,809,278
0.21%, 05/14/09‡‡	30,000	29,996
0.23%, 05/14/09‡‡	115,000	114,983
0.24%, 05/14/09‡‡	810,000	809,878

Total U.S. Treasury Obligations (Cost $5,769,152)		5,769,134

TOTAL INVESTMENTS — 107.9% (Cost $1,384,009,175)		934,848,574

Liabilities in Excess of Other Assets — (7.9)%		(68,338,884)

Net Assets — 100.0%		$866,509,690

PORTFOLIO SUMMARY (based on net assets)

%
Healthcare	15.8
Financial Services	14.5
Utilities	13.3
Integrated Oils	12.6
Money Market Funds	12.5
Consumer Discretionary	10.6
Technology	7.3
Consumer Staples	5.7
Producer Durables	5.4
Futures Contracts	5.0
Materials & Processing	3.6
Other Energy	2.6
Other	2.0
Auto & Transportation	1.1
U.S. Treasury Obligations	0.7
Foreign Common Stock	0.2

112.9

70	See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs			Investments in Securities	Other Financial Instruments***
Level 1	—	Quoted Prices	$933,887,509	$3,734,504
Level 2	—	Other Significant Observable Inputs	959,856	—
Level 3	—	Significant Unobservable Inputs	1,209	—

Total			$934,848,574	$3,734,504

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/08	$1,209	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance, 03/31/09	$1,209	$—

See Notes to Schedules of Investments.	71

Growth Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 90.2%
Auto & Transportation — 2.2%
Delta Air Lines, Inc.*	567,144	$3,193,021
Expeditors International Washington, Inc.Δ	94,400	2,670,576
FedEx Corporation	76,350	3,396,812
Norfolk Southern Corporation	84,747	2,860,211
Union Pacific Corporation	206,040	8,470,304

		20,590,924

Consumer Discretionary — 20.1%
Amazon.com, Inc.Δ*	334,300	24,550,992
Apollo Group, Inc. Class A*	44,500	3,485,685
AutoZone, Inc.Δ*	12,500	2,032,750
Avon Products, Inc.	132,250	2,543,167
Best Buy Co., Inc.	127,720	4,848,251
Coach, Inc.*	41,950	700,565
Costco Wholesale Corporation	87,003	4,029,979
Darden Restaurants, Inc.	91,250	3,126,225
DIRECTV Group, Inc. (The)Δ*	279,150	6,361,828
Dollar Tree, Inc.*	42,100	1,875,555
GameStop Corporation Class A*	50,750	1,422,015
Google, Inc.*	106,462	37,055,164
Iron Mountain, Inc.Δ*	208,300	4,618,011
Kohl’s Corporation*	189,481	8,018,836
Lowe’s Cos., Inc.	442,194	8,070,040
McDonald’s CorporationΔ	435,412	23,760,433
NIKE, Inc. Class BΔ	293,305	13,753,071
O’Reilly Automotive, Inc.Δ*	13,350	467,384
Priceline.com, Inc.Δ*	20,800	1,638,624
Starbucks CorporationΔ*	868,600	9,650,146
Wal-Mart Stores, Inc.	408,775	21,297,178
Yum! Brands, Inc.	239,122	6,571,073

		189,876,972

Consumer Staples — 4.2%
Coca-Cola Co. (The)	104,500	4,592,775
Colgate-Palmolive Co.	59,900	3,532,902
ConAgra Foods, Inc.	54,450	918,571
CVS Caremark Corporation	447,556	12,303,314
Hansen Natural CorporationΔ*	50,600	1,821,600
J.M. Smucker Co. (The)	27,050	1,008,154
Kroger Co.	181,350	3,848,247
PepsiCo, Inc.	126,150	6,494,202
Procter & Gamble Co.	118,100	5,561,329

		40,081,094

Financial Services — 12.4%
Abraxis Bioscience, Inc.Δ*	34,100	1,625,888
Annaly Mortgage Management, Inc. REITΔ	119,900	1,663,013
AON Corporation	32,300	1,318,486
Assurant, Inc.	35,350	769,923
CME Group, Inc.	31,000	7,638,090
Goldman Sachs Group, Inc.	80,806	8,567,052
IntercontinentalExchange, Inc.*	177,480	13,216,936
JPMorgan Chase & Co.	501,035	13,317,510
Mastercard, Inc. Class AΔ	95,789	16,042,742
Moody’s CorporationΔ	189,700	4,347,924
Morgan Stanley	295,100	6,719,427
Paychex, Inc.	32,050	822,723
Schwab (Charles) Corporation (The)	216,300	3,352,650
US Bancorp	248,498	3,630,556
Visa, Inc.Δ	577,314	32,098,658
Wells Fargo & Co.Δ	118,850	1,739,506

		116,871,084

Healthcare — 14.9%
Abbott Laboratories	280,429	13,376,463
Aetna, Inc.	120,400	2,929,332
Allergan, Inc.	356,850	17,043,156
Amgen, Inc.*	84,600	4,189,392
Baxter International, Inc.	117,600	6,023,472
Becton Dickinson & Co.	25,750	1,731,430
Boston Scientific Corporation*	227,000	1,804,650
Bristol-Myers Squibb Co.	131,900	2,891,248
Celgene Corporation*	90,750	4,029,300
Cephalon, Inc.Δ*	66,720	4,543,632
Covidien, Ltd.	86,400	2,871,936
Express Scripts, Inc.*	79,800	3,684,366
Genzyme CorporationΔ*	273,468	16,241,265
Gilead Sciences, Inc.*	320,668	14,853,342
Hologic, Inc.*	50,450	660,390
Intuitive Surgical, Inc.Δ*	115,200	10,985,472
Johnson & Johnson	33,515	1,762,889
Mylan Laboratories, Inc.Δ*	131,400	1,762,074
Myriad Genetics, Inc.Δ*	55,800	2,537,226
Qiagen NV*	47,700	761,292
Schering-Plough Corporation	150,287	3,539,259
St. Jude Medical, Inc.*	69,040	2,508,223
Stryker CorporationΔ	145,800	4,963,032
Teva Pharmaceutical Industries, Ltd. ADR	104,650	4,714,483
Thermo Fisher Scientific, Inc.Δ*	89,800	3,203,166
Varian Medical Systems, Inc.*	215,600	6,562,864

		140,173,354

Integrated Oils — 0.5%
Chevron Corporation	48,900	3,288,036
Exxon Mobil Corporation	21,750	1,481,175

		4,769,211

Materials & Processing — 6.0%
ABB, Ltd. ADRΔ	188,900	2,633,266
Air Products & Chemicals, Inc.Δ	30,356	1,707,525
Crown Holdings, Inc.Δ*	49,150	1,117,179
Freeport-McMoRan Copper & Gold, Inc.Δ	43,400	1,653,974
Monsanto Co.	302,365	25,126,532
Mosaic Co. (The)	15,850	665,383
Newmont Mining Corporation	84,400	3,777,744
Praxair, Inc.Δ	200,166	13,469,170
Precision Castparts Corporation	84,000	5,031,600
SPX Corporation	31,000	1,457,310

		56,639,683

Other — 0.2%
Foster Wheeler AG*	88,250	1,541,728

Other Energy — 7.4%
Chesapeake Energy Corporation	120,500	2,055,730
Consol Energy, Inc.Δ	96,000	2,423,040
Devon Energy Corporation	137,850	6,160,517
First Solar, Inc.Δ*	23,000	3,052,100
FMC Technologies, Inc.*	243,200	7,629,184
National Oilwell Varco, Inc.*	549,800	15,784,758
Petroleo Brasileiro SA ADR	110,146	3,356,149
Schlumberger, Ltd.	269,200	10,934,904

72	See Notes to Schedules of Investments.

	Shares	Value
Transocean, Ltd.*	307,166	$18,073,647

		69,470,029

Producer Durables — 3.9%
America Movil SA de CV ADR Series LΔ	291,450	7,892,466
American Tower Corporation Class A*	193,600	5,891,248
Boeing Co. (The)Δ	41,000	1,458,780
Bucyrus International, Inc. Class A	59,650	905,487
Emerson Electric Co.	50,950	1,456,151
ITT Industries, Inc.	36,250	1,394,537
Lockheed Martin Corporation	101,005	6,972,375
Raytheon Co.	109,200	4,252,248
Republic Services, Inc.	83,250	1,427,738
United Technologies Corporation	110,450	4,747,141

		36,398,171

Technology — 17.6%
Activision Blizzard, Inc.Δ*	280,600	2,935,076
Amphenol Corporation	125,100	3,564,099
Apple, Inc.*	383,146	40,276,308
Broadcom Corporation Class A*	771,600	15,416,568
Check Point Software Technologies, Ltd.*	97,000	2,154,370
Cisco Systems, Inc.*	730,367	12,248,255
Cognizant Technology Solutions Corporation Class A*	98,050	2,038,459
EMC Corporation*	1,182,150	13,476,510
General Dynamics Corporation	122,738	5,104,673
Hewlett-Packard Co.	284,786	9,130,239
Intel Corporation	356,600	5,366,830
International Business Machines Corporation	29,277	2,836,649
Intersil Corporation Class AΔ	83,350	958,525
Macrovision Solutions Corporation*	7	125
Marvell Technology Group, Ltd.Δ*	221,700	2,030,772
McAfee, Inc.Δ*	36,750	1,231,125
Microsoft Corporation	132,250	2,429,432
Oracle Corporation*	440,100	7,952,607
QUALCOMM, Inc.	679,511	26,439,773
Salesforce.com, Inc.Δ*	219,700	7,190,781
Symantec Corporation*	167,700	2,505,438
Trimble Navigation, Ltd.*	32,150	491,252

		165,777,866

Utilities — 0.8%
Allegheny Energy, Inc.	46,850	1,085,514
Entergy Corporation	18,450	1,256,261
Sprint Nextel Corporation*	531,260	1,896,598
Wisconsin Energy CorporationΔ	24,536	1,010,147
Xcel Energy Inc.	137,000	2,552,310

		7,800,830

Total Common Stocks (Cost $1,022,273,081)		849,990,946

FOREIGN COMMON STOCKS — 2.5%
Canada — 0.6%
Potash Corporation of SaskatchewanΔ	36,595	2,957,242
Research In Motion, Ltd.*	57,753	2,487,422

		5,444,664

China — 0.4%
Mindray Medical International, Ltd. ADRΔ	206,800	3,827,868

France — 0.4%
Total SA ADRΔ	86,300	4,233,878

Switzerland — 0.6%
Ace, Ltd.	61,450	2,482,580
Alcon, Inc.	8,350	759,099
Roche Holding AG ADRΔ	84,423	2,904,151

		6,145,830

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	280,350	2,509,132

United Kingdom — 0.2%
BHP Billiton PLC ADRΔ	47,200	1,866,760

Total Foreign Common Stocks (Cost $28,233,820)		24,028,132

MONEY MARKET FUNDS — 16.1%
GuideStone Money Market
Fund (GS4 Class)¥	54,159,593	54,159,593
Northern Institutional Liquid Assets Portfolio§	97,256,836	97,256,836

Total Money Market Funds (Cost $151,416,429)		151,416,429

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bills
0.17%, 05/14/09‡‡	$50,000	49,992
0.20%, 05/14/09‡‡	185,000	184,972
0.40%, 05/14/09‡‡	320,000	319,952
0.42%, 05/14/09‡‡	225,000	224,966
0.45%, 05/14/09‡‡	1,600,000	1,599,760
0.46%, 05/14/09‡‡	565,000	564,915
0.73%, 05/14/09‡‡	4,875,000	4,874,268
0.80%, 05/14/09‡‡	300,000	299,955
0.82%, 05/14/09‡‡	195,000	194,971

Total U.S. Treasury Obligations (Cost $8,312,463)		8,313,751

TOTAL INVESTMENTS — 109.7% (Cost $1,210,235,793)		1,033,749,258

Liabilities in Excess of Other Assets — (9.7)%		(91,476,016)

NET ASSETS — 100.0%		$942,273,242

See Notes to Schedules of Investments.	73

Growth Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Consumer Discretionary	20.1
Technology	17.6
Money Market Funds	16.1
Healthcare	14.9
Financial Services	12.4
Other Energy	7.4
Futures Contracts	7.0
Materials & Processing	6.0
Consumer Staples	4.2
Producer Durables	3.9
Foreign Common Stocks	2.5
Auto & Transportation	2.2
U.S. Treasury Obligations	0.9
Utilities	0.8
Integrated Oils	0.5
Other	0.2

116.7

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$1,025,435,507	$5,353,173
Level 2 — Other Significant Observable Inputs	8,313,751	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,033,749,258	$5,353,173

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

74	See Notes to Schedules of Investments.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 84.2%
Auto & Transportation — 3.0%
Allegiant Travel Co.Δ*	3,719	$169,066
American Commercial Lines, Inc.*	107,100	339,507
ATC Technology Corporation*	24,900	278,880
Diana Shipping, Inc.	48,400	570,636
Genesee & Wyoming, Inc. Class A*	25,100	533,375
Heartland Express, Inc.Δ	80,300	1,189,243
HUB Group, Inc.*	28,300	481,100
JB Hunt Transport Services, Inc.Δ	41,600	1,002,976
Knight Transportation, Inc.Δ	87,200	1,321,952
Overseas Shipholding Group, Inc.Δ	23,900	541,813
Republic Airways Holdings, Inc.*	85,800	555,984
Skywest, Inc.	46,200	574,728
UTI Worldwide, Inc.	61,200	731,340
WABCO Holdings, Inc.	38,600	475,166

		8,765,766

Consumer Discretionary — 13.6%
Aaron Rents, Inc.Δ	12,401	330,611
Advisory Board Co. (The)Δ*	68,800	1,140,704
Aeropostale, Inc.*	43,955	1,167,445
Alberto-Culver Co.	18,054	408,201
American Public Education, Inc.Δ*	37,411	1,573,507
AMN Healthcare Services, Inc.*	84,300	429,930
Arbitron, Inc.	28,800	432,288
Big Lots, Inc.*	29,500	613,010
BJ’s Wholesale Club, Inc.*	11,600	371,084
Buckle, Inc.Δ	12,442	397,273
California Pizza Kitchen, Inc.Δ*	32,800	429,024
Capella Education Co.Δ*	27,274	1,445,522
Career Education CorporationΔ*	10,299	246,764
Carter’s, Inc.*	35,532	668,357
Cato Corporation Class A	25,300	462,484
CEC Entertainment, Inc.*	26,400	683,232
Chipotle Mexican Grill, Inc.Δ*	15,800	985,314
CKE Restaurants, Inc.	78,000	655,200
Coinstar, Inc.Δ*	16,237	531,924
Consolidated Graphics, Inc.Δ*	24,100	306,552
Constant Contact, Inc.Δ*	19,800	277,002
Corinthian Colleges, Inc.Δ*	78,930	1,535,188
Corporate Executive Board Co.	53,600	777,200
CoStar Group, Inc.Δ*	23,200	701,800
DG Fastchannel, Inc.Δ*	24,204	454,309
Dyn Corporation International, Inc.*	29,000	386,570
EarthLink, Inc.Δ*	95,600	628,092
EZCORP, Inc. Class A*	49,100	568,087
FGX International Holdings, Ltd.*	35,400	411,348
FTI Consulting, Inc.Δ*	34,400	1,702,112
Guess ?, Inc.	6,000	126,480
Harman International Industries, Inc.Δ	35,800	484,374
Healthcare Services Group, Inc.	25,000	374,250
Hewitt Associates, Inc. Class A*	25,700	764,832
hhgregg, Inc.Δ	12,400	175,460
Hibbett Sports, Inc.Δ*	16,900	324,818
Hot Topic, Inc.Δ*	82,710	925,525
Houston Wire & Cable Co.Δ	43,800	339,450
Huron Consulting Group, Inc.*	15,400	653,422
ICF International, Inc.Δ*	13,684	314,321
Iconix Brand Group, Inc.Δ*	40,000	354,000
Insight Enterprises, Inc.*	66,800	204,408
Kforce, Inc.Δ*	64,100	450,623
Lincoln Educational Services Corporation*	31,162	570,888
Liz Claiborne, Inc.	95,200	235,144
Mohawk Industries, Inc.Δ*	12,500	373,375
Monro Muffler Brake, Inc.	27,700	757,041
MPS Group, Inc.Δ*	60,300	358,785
Netease.com ADR	6,600	177,210
Netflix, Inc.Δ*	23,396	1,004,156
On Assignment, Inc.*	111,800	302,978
Panera Bread Co.Δ*	11,200	626,080
PetMed Express, Inc.Δ*	30,300	499,344
Pool CorporationΔ	32,025	429,135
Rent-A-Center, Inc.*	19,200	371,904
Resources Connection, Inc.*	86,500	1,304,420
Robert Half International, Inc.Δ	54,000	962,820
Rush Enterprises, Inc. Class A*	59,621	531,819
Steven Madden, Ltd.Δ*	47,000	882,660
Strayer Education, Inc.Δ	3,173	570,728
Timberland Co.Δ*	40,500	483,570
True Religion Apparel, Inc.Δ*	36,000	425,160
Universal Electronics, Inc.*	49,182	890,194
ValueClick, Inc.	79,400	675,694
WESCO International, Inc.*	34,400	623,328

		39,268,530

Consumer Staples — 3.5%
American Italian Pasta Co.Δ*	19,300	671,833
Chattem, Inc.Δ*	14,904	835,369
Flowers Foods, Inc.Δ	23,952	562,393
Green Mountain Coffee Roasters, Inc.Δ*	10,781	517,488
Hansen Natural CorporationΔ*	22,400	806,400
Heckmann Corporation*	62,900	303,178
Helen of Troy, Ltd.*	37,583	516,766
Herbalife, Ltd.	62,400	934,752
J & J Snack Foods Corporation	27,052	935,729
Nash Finch Co.	19,400	544,946
NBTY, Inc.Δ*	23,200	326,656
Pantry, Inc.*	37,500	660,375
Smart Balance, Inc.*	59,000	356,360
SUPERVALU, Inc.	50,900	726,852
TreeHouse Foods, Inc.Δ*	28,788	828,807
United Natural Foods, Inc.Δ*	25,100	476,147

		10,004,051

Financial Services — 16.3%
Advance America Cash Advance Centers, Inc.	3,000	5,070
American Financial Group, Inc.	60,400	969,420
American Physicians Capital, Inc.	11,700	478,764
Amerisafe, Inc.*	31,200	477,984
Amtrust Financial Services, Inc.	48,700	465,085

See Notes to Schedules of Investments.	75

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Argo Group International Holdings, Ltd.*	30,752	$926,558
Assured Guaranty, Ltd.	27,700	187,529
Astoria Financial Corporation	64,100	589,079
AXIS Capital Holdings, Ltd.	36,900	831,726
Banco Latinoamericano de Exportaciones SA	62,000	580,940
Bank of the Ozarks, Inc.Δ	33,200	766,256
Brown & Brown, Inc.Δ	45,400	858,514
City Holding Co.	24,900	679,521
Cohen & Steers, Inc.Δ	19,200	214,272
Credicorp, Ltd.*	20,500	960,220
Cybersource CorporationΔ*	62,181	920,901
Duff & Phelps Corporation*	13,400	211,050
Endurance Specialty Holdings, Ltd.	35,100	875,394
Evercore Partners, Inc. Class AΔ	33,700	520,665
Fair Isaac & Co., Inc.	33,300	468,531
Federated Investors, Inc. Class BΔ	35,700	794,682
First Cash Financial Services, Inc.Δ*	40,800	608,736
First Midwest Bancorp, Inc.Δ	76,600	657,994
FPIC Insurance Group, Inc.*	11,500	425,845
Global Payments, Inc.Δ	87,800	2,933,398
Greenhill & Co., Inc.Δ	8,644	638,359
H&E Equipment Services, Inc.*	48,300	316,365
Hanover Insurance Group, Inc.	29,400	847,308
HCC Insurance Holdings, Inc.	86,035	2,167,222
Horace Mann Educators Corporation	75,900	635,283
Infinity Property & Casualty Corporation	18,100	614,133
Interactive Brokers Group, Inc.*	44,400	716,172
Investment Technology Group, Inc.Δ*	28,000	714,560
IPC Holdings, Ltd.	35,900	970,736
Jack Henry & Associates, Inc.	59,500	971,040
Jefferies Group, Inc.Δ	22,000	303,600
Knight Capital Group, Inc. Class A*	53,500	788,590
Life Partners Holdings, Inc.Δ	9,875	168,468
National Financial Partners Corporation	47,800	152,960
NewAlliance Bancshares, Inc.	69,600	817,104
Ocwen Financial Corporation*	53,200	608,076
Odyssey Re Holdings Corporation	21,400	811,702
optionsXpress Holdings, Inc.Δ	219,890	2,500,149
Pacific Capital BancorpΔ	30,600	207,162
Park National CorporationΔ	14,400	802,800
Platinum Underwriters Holdings, Ltd.	32,500	921,700
Portfolio Recovery Associates, Inc.Δ*	26,600	713,944
Prosperity Bancshares, Inc.Δ	16,327	446,543
Provident Financial Services, Inc.	66,000	713,460
RenaissanceRe Holdings, Ltd.	27,300	1,349,712
RLI Corporation	19,500	978,900
Safety Insurance Group, Inc.	43,500	1,351,980
Signature BankΔ*	30,500	861,015
Stancorp Financial Group, Inc.Δ	29,300	667,454
SWS Group, Inc.Δ	39,600	614,988
Torchmark CorporationΔ	21,800	571,814
Tower Group, Inc.	48,894	1,204,259
TradeStation Group, Inc.Δ*	65,500	432,300
Trustmark CorporationΔ	48,400	889,592
W.R. Berkley Corporation	30,500	687,775
World Acceptance Corporation*	40,600	694,260
Wright Express Corporation*	44,000	801,680
WSFS Financial Corporation	9,600	214,656

		47,275,955

Healthcare — 11.9%
Alexion Pharmaceuticals, Inc.Δ*	21,120	795,379
Align Technology, Inc.Δ*	59,700	473,421
Alliance HealthCare Services Inc.*	35,200	239,360
Amedisys, Inc.Δ*	46,434	1,276,471
American Dental Partners, Inc.Δ*	40,900	270,758
AMERIGROUP CorporationΔ*	37,700	1,038,258
athenahealth, Inc.Δ*	16,657	401,600
AtriCure, Inc.Δ*	56,900	72,832
Auxilium Pharmaceuticals, Inc.Δ*	5,100	141,372
BioMarin Pharmaceuticals, Inc.*	49,700	613,795
Bio-Rad Laboratories, Inc. Class AΔ*	15,800	1,041,220
Biovail Corporation	38,900	425,955
CardioNet, Inc.Δ*	15,500	434,930
Catalyst Health Solutions, Inc.Δ*	86,700	1,718,394
Cooper Cos., Inc.	50,500	1,335,220
Cubist Pharmaceuticals, Inc.*	40,200	657,672
Dionex CorporationΔ*	8,100	382,725
Endo Pharmaceuticals Holdings, Inc.*	41,500	733,720
Five Star Quality Care, Inc.+	2,086	—
Haemonetics Corporation*	29,146	1,605,362
Hanger Orthopedic Group, Inc.*	37,409	495,669
Icon PLC ADR*	72,900	1,177,335
Illumina, Inc.Δ*	17,575	654,493
Immucor, Inc.Δ*	32,600	819,890
Lincare Holdings, Inc.*	37,000	806,600
Magellan Health Services, Inc.*	43,300	1,577,852
Martek Biosciences Corporation*	30,700	560,275
Masimo CorporationΔ*	14,355	416,008
MedAssets, Inc.*	62,800	894,900
Myriad Genetics, Inc.*	8,378	380,948
NuVasive, Inc.Δ*	21,450	673,101
Omnicare, Inc.	34,300	840,007
Orthofix International NV*	24,100	446,332
Owens & Minor, Inc.	6,794	225,085
PerkinElmer, Inc.Δ	82,900	1,058,633
Phase Forward, Inc.*	52,000	665,080
Psychiatric Solutions, Inc.Δ*	44,800	704,704
Sepracor, Inc.*	29,800	436,868
Stericycle, Inc.*	12,000	572,760
STERIS Corporation	22,500	523,800
Symmetry Medical, Inc.Δ*	98,300	620,273
Techne Corporation	22,300	1,220,033
Thoratec Corporation*	27,027	694,323

76	See Notes to Schedules of Investments.

	Shares	Value
United Therapeutics CorporationΔ*	6,800	$449,412
VCA Antech, Inc.Δ*	74,800	1,686,740
Vital Images, Inc.Δ*	36,800	414,736
Vnus Medical Technologies, Inc.Δ*	18,488	393,240
Volcano CorporationΔ*	42,900	624,195
WellCare Health Plans, Inc.*	28,600	321,750
Wright Medical Group, Inc.*	24,100	314,023

		34,327,509

Integrated Oils — 0.5%
Frontier Oil Corporation	26,300	336,377
Holly Corporation	33,800	716,560
Western Refining, Inc.	37,100	442,974

		1,495,911

Materials & Processing — 7.2%
AAON, Inc.Δ	22,300	404,076
Albemarle Corporation	34,100	742,357
Apogee Enterprises, Inc.Δ	61,700	677,466
Ball Corporation	21,100	915,740
Beacon Roofing Supply, Inc.Δ*	90,367	1,210,014
Belden CDT, Inc.	43,700	546,687
Calgon Carbon CorporationΔ*	28,140	398,744
Carpenter Technology Corporation	47,800	674,936
Celanese Corporation Class A	13,000	173,810
Clarcor, Inc.Δ	40,200	1,012,638
Cytec Industries, Inc.	21,400	321,428
Dycom Industries, Inc.*	72,300	418,617
EMCOR Group, Inc.*	16,400	281,588
Granite Construction, Inc.Δ	27,394	1,026,727
Hexcel CorporationΔ*	53,772	353,282
IAMGOLD Corporation	79,134	676,596
Interline Brands, Inc.*	58,000	488,940
Jones Lang LaSalle, Inc.Δ	12,800	297,728
Lennox International, Inc.	29,600	783,216
Lubrizol Corporation	35,200	1,197,152
Minerals Technologies, Inc.	16,700	535,235
Mobile Mini, Inc.Δ*	52,600	605,952
OM Group, Inc.Δ*	25,800	498,456
Owens Corning*	6,300	56,952
RBC Bearings, Inc.*	23,500	359,080
Reliance Steel & Aluminum Co.Δ	63,400	1,669,322
Royal Gold, Inc.Δ	7,591	354,955
Schulman A, Inc.	29,200	395,660
Scotts Miracle-Gro Co. (The) Class AΔ	17,010	590,247
Sonoco Products Co.	15,100	316,798
Watsco, Inc.Δ	66,600	2,266,398
Worthington Industries, Inc.	56,700	493,857

		20,744,654

Other — 0.3%
Lancaster Colony Corporation	15,800	655,384
MYR Group, Inc.*	20,831	317,673

		973,057

Other Energy — 3.9%
Approach Resources, Inc.Δ*	48,900	303,180
Arena Resources, Inc.Δ*	75,000	1,911,000
Cal Dive International, Inc.*	47,400	320,898
CARBO Ceramics, Inc.Δ	16,500	469,260
Comstock Resources, Inc.*	40,200	1,197,960
Concho Resources, Inc.*	49,900	1,276,941
EXCO Resources, Inc.Δ*	125,039	1,250,390
Exterran Holdings, Inc.Δ*	19,400	310,788
NATCO Group, Inc. Class A*	61,000	1,154,730
Patterson-UTI Energy, Inc.Δ	77,200	691,712
Quicksilver Resources, Inc.Δ*	66,300	367,302
SEACOR Holdings, Inc.Δ*	12,800	746,368
T-3 Energy Services, Inc.Δ*	33,349	392,851
Tsakos Energy Navigation, Ltd.	34,900	491,741
Vaalco Energy, Inc.*	72,100	381,409

		11,266,530

Producer Durables — 5.6%
A.O. Smith Corporation	6,398	161,102
Actuant Corporation Class AΔ	76,168	786,815
Clean Harbors, Inc.*	21,700	1,041,600
Cognex Corporation	35,700	476,595
Columbus McKinnon Corporation*	42,200	367,984
Curtiss-Wright Corporation	37,100	1,040,655
Darling International, Inc.Δ*	40,900	151,739
EnPro Industries, Inc.Δ*	31,900	545,490
Faro Technologies, Inc.Δ*	42,400	569,856
Gardner Denver, Inc.*	38,000	826,120
Graco, Inc.Δ	35,600	607,692
Heico CorporationΔ	14,000	340,200
Heico Corporation Class A	10,100	208,363
IDEX Corporation	43,411	949,398
Middleby CorporationΔ*	13,300	431,319
Moog, Inc. Class A*	18,500	423,095
Orbital Sciences CorporationΔ*	59,600	708,644
Regal-Beloit CorporationΔ	43,100	1,320,584
SBA Communications Corporation Class A*	89,682	2,089,591
Thomas & Betts Corporation*	22,200	555,444
Toro Co.Δ	26,500	640,770
TransDigm Group, Inc.Δ*	38,244	1,255,933
Triumph Group, Inc.Δ	20,900	798,380

		16,297,369

Technology — 13.2%
Acxiom Corporation	81,500	603,100
Advanced Analogic Technologies, Inc.*	142,900	514,440
Alvarion, Ltd.*	41,200	136,372
American Reprographics Co.Δ*	111,500	394,710
Anixter International, Inc.Δ*	18,200	576,576
Ariba, Inc.*	47,476	414,466
Atheros Communications, Inc.Δ*	33,500	491,110
Avnet, Inc.*	23,500	411,485
Blackboard, Inc.Δ*	16,700	530,058
Coherent, Inc.*	18,900	326,025
CommVault Systems, Inc.Δ*	41,300	453,061
Compellent Technologies, Inc.*	25,532	277,022
Compuware Corporation*	94,600	623,414
CPI International, Inc.*	57,700	542,380
DealerTrack Holdings, Inc.Δ*	103,100	1,350,610
F5 Networks, Inc.Δ*	25,931	543,254
FormFactor, Inc.Δ*	43,600	785,672
Hittite Microwave CorporationΔ*	23,000	717,600
Informatica CorporationΔ*	52,600	697,476
Ingram Micro, Inc. Class A*	89,900	1,136,336

See Notes to Schedules of Investments.	77

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
InterDigital, Inc.Δ*	19,800	$511,236
j2 Global Communications, Inc.Δ*	81,600	1,786,224
Kenexa Corporation*	28,900	155,771
Macrovision Solutions Corporation*	18,904	336,302
Monolithic Power Systems, Inc.Δ*	93,726	1,452,753
Monotype Imaging Holdings, Inc.*	33,500	125,290
Netezza Corporation*	70,000	476,000
Netlogic Microsystems, Inc.Δ*	24,934	685,186
NeuStar, Inc. Class A*	42,700	715,225
Nuance Communications, Inc.Δ*	59,233	643,270
Power Intergrations, Inc.Δ	95,100	1,635,720
QLogic Corporation*	70,800	787,296
Scansource, Inc.Δ*	65,000	1,207,700
Semtech Corporation	17,667	235,854
Silicon Image, Inc.Δ*	109,900	263,760
Silicon Laboratories, Inc.Δ*	19,500	514,800
SkillSoft PLC ADR*	152,600	1,020,894
Solera Holdings, Inc.Δ*	198,479	4,918,310
SRA International, Inc. Class AΔ*	37,300	548,310
Stanley, Inc.*	27,400	695,686
STEC, Inc.Δ*	20,900	154,033
Stratasys, Inc.Δ*	30,292	250,515
Sybase, Inc.Δ*	48,533	1,470,065
SYKES Enterprises, Inc.Δ*	77,000	1,280,510
Synaptics, Inc.Δ*	53,700	1,437,012
TNS, Inc.*	35,200	287,936
Ultimate Software Group, Inc.Δ*	44,100	761,166
Varian Semiconductor Equipment Associates, Inc.Δ*	20,525	444,572
Viasat, Inc.Δ*	45,800	953,556
Vishay Intertechnology, Inc.*	54,200	188,616
Vocus, Inc.*	10,200	135,558
Websense, Inc.*	42,602	511,224

		38,115,517

Utilities — 5.2%
Alliant Energy Corporation	41,000	1,012,290
Centerpoint Energy, Inc.	65,900	687,337
CenturyTel, Inc.Δ	17,800	500,536
Cleco CorporationΔ	20,100	435,969
El Paso Electric Co.*	48,200	679,138
Energen Corporation	19,700	573,861
General Communication, Inc. Class A*	79,600	531,728
IDACORP, Inc.	24,500	572,320
ITC Holdings Corporation	10,781	470,267
MDU Resources Group, Inc.	31,650	510,831
National Fuel Gas Co.	12,600	386,442
Neutral Tandem, Inc.Δ*	12,331	303,466
NiSource, Inc.	76,400	748,720
NTELOS Holdings Corporation	84,700	1,536,458
NV Energy, Inc.	117,000	1,098,630
OGE Energy Corporation	45,200	1,076,664
Oneok, Inc.	43,300	979,879
Pepco Holdings, Inc.	82,400	1,028,352
Portland General Electric Co.	42,200	742,298
TECO Energy, Inc.	34,600	385,790
UGI Corporation	15,800	373,038
USA Mobility, Inc.*	37,300	343,533

		14,977,547

Total Common Stocks (Cost $319,372,755)		243,512,396

FOREIGN COMMON STOCKS — 0.7%
Canada — 0.1%
Open Text CorporationΔ*	7,010	241,424

Israel — 0.2%
Nice Systems, Ltd. ADR*	12,575	312,615
RRSat Global Communications Network, Ltd.	35,500	426,000

		738,615

Netherlands — 0.1%
AerCap Holdings NV*	50,600	164,450

Puerto Rico — 0.1%
Oriental Financial Group	62,700	305,976

Singapore — 0.2%
Verigy, Ltd.*	70,600	582,450

Total Foreign Common Stocks (Cost $4,637,464)		2,032,915

EXCHANGE TRADED FUND — 0.4%
iShares Russell 2000 Growth Index Fund (Cost $1,719,486)	27,950	1,285,141

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage Corporation	5,125	2,358
Federal National Mortgage Association	3,750	2,660
Preferred Blocker (GMAC), Inc.	73	14,534

Total Preferred Stocks (Cost $249,415)		19,552

MONEY MARKET FUNDS — 27.3%
GuideStone Money Market Fund (GS4 Class)¥	17,177,239	17,177,238
Northern Institutional Liquid Assets Portfolio§	61,588,204	61,588,204

Total Money Market Funds (Cost $78,765,442)		78,765,442

	Par
AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corporation
4.38%, 01/25/10	$260,000	267,087
Federal National Mortgage Association
0.17%, 05/15/09Ω‡‡	27,000	26,995
0.17%, 05/18/09Ω‡‡	2,571,000	2,570,547
5.25%, 08/01/12	110,000	115,257

Total Agency Obligations (Cost $2,971,361)		2,979,886

ASSET-BACKED SECURITIES — 0.7%
Bear Stearns Asset-Backed Securities Trust
0.97%, 10/27/32†	30,219	19,066
0.97%, 12/25/33†	321,587	232,365

78	See Notes to Schedules of Investments.

	Par	Value
Drive Auto Receivables Trust
5.33%, 04/15/14 STEP 144A	$395,542	$356,717
EMC Mortgage Loan Trust
1.17%, 02/25/41 144A†	84,446	51,024
GSAA Trust
0.79%, 07/25/37†	200,000	11,755
Lehman XS Trust
0.82%, 11/25/35†	297,293	121,832
0.82%, 12/25/35†	149,154	31,820
0.64%, 06/25/37†	242,380	170,029
0.78%, 02/25/46†	307,619	111,236
0.59%, 08/25/46†	183,790	143,990
MASTR Specialized Loan Trust
0.87%, 05/25/37 144A†	278,506	124,977
Nelnet Student Loan Trust
2.64%, 04/25/24†	80,000	69,477
Option One Mortgage Loan Trust
1.32%, 11/25/32†	27,641	18,621
Renaissance Home Equity Loan Trust
0.95%, 06/25/33†	20,444	12,542
Securitized Asset-Backed Receivables LLC Trust
0.75%, 02/25/37†	283,238	126,317
Wachovia Asset Securitization, Inc.
0.89%, 09/27/32†	72,408	34,424
0.95%, 12/25/32†	38,307	19,726
0.81%, 03/25/33†	42,885	19,830
Washington Mutual Master Note Trust
0.59%, 09/15/13 144A†	200,000	192,314
Wells Fargo Financial Auto Owner Trust 2005-A
4.28%, 05/15/12	113,179	110,057

Total Asset-Backed Securities (Cost $3,296,001)		1,978,119

CORPORATE BONDS — 2.9%
AES Corporation
7.75%, 10/15/15	30,000	26,325
8.00%, 10/15/17	140,000	120,750
8.00%, 06/01/20 144A	190,000	154,850
Alcoa, Inc.
6.00%, 07/15/13	80,000	63,910
American Express Co.
6.80%, 09/01/49†	140,000	67,600
American International Group, Inc.
5.85%, 01/16/18	190,000	74,481
Anadarko Petroleum Corporation
6.45%, 09/15/36	320,000	224,243
Apache Corporation
5.63%, 01/15/17	110,000	112,817
AT&T, Inc.
5.50%, 02/01/18	90,000	87,176
BAC Capital Trust XIV
5.63%, 12/31/49†Δ	10,000	2,201
Baker Hughes, Inc.
7.50%, 11/15/18	70,000	79,695
Bank of America Corporation
5.75%, 12/01/17	190,000	159,818
8.13%, 12/15/49†	20,000	8,227
8.00%, 12/29/49†	60,000	24,056
Bear Stearns Co., Inc.
7.25%, 02/01/18	170,000	175,847
Cardinal Health, Inc.
5.85%, 12/15/17	60,000	54,768
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	110,212
Chesapeake Energy Corporation
6.88%, 11/15/20	100,000	78,750
Citigroup, Inc.
6.50%, 08/19/13	140,000	128,767
5.00%, 09/15/14	160,000	106,180
6.88%, 03/05/38	130,000	113,664
Comcast Corporation
6.50%, 01/15/17	360,000	356,907
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	28,500
ConocoPhillips Holding Co.
6.95%, 04/15/29	180,000	179,704
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	41,655
CVS Pass-Through Trust
6.94%, 01/10/30 144A	87,922	67,192
DaVita, Inc.
6.63%, 03/15/13	35,000	34,125
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	122,430
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	137,556
Dynegy Holdings, Inc.
7.75%, 06/01/19	45,000	29,475
Edison Mission Energy
7.20%, 05/15/19	100,000	70,000
Embarq Corporation
6.74%, 06/01/13	150,000	139,998
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK	500,000	213,750
6.50%, 11/15/24	20,000	5,710
6.55%, 11/15/34	10,000	2,760
Energy Transfer Partners LP
6.70%, 07/01/18	100,000	90,663
FirstEnergy Corporation
7.38%, 11/15/31	110,000	89,733
Ford Motor Credit Co., LLC
7.38%, 10/28/09Δ	550,000	493,329
12.00%, 05/15/15	140,000	106,197
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	65,000	60,861
General Electric Capital Corporation
6.38%, 11/15/47†	130,000	63,209
GMAC LLC
6.63%, 05/15/12 144A	348,000	233,595
7.50%, 12/31/13 144A	37,000	17,800
8.00%, 12/31/18 144A	32,000	9,299
Goldman Sachs Capital II
5.79%, 12/29/49†	10,000	4,166

See Notes to Schedules of Investments.	79

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Goldman Sachs Group, Inc.
4.50%, 06/15/10	$100,000	$99,814
5.95%, 01/18/18	100,000	90,934
HCA, Inc.
9.63%, 11/15/16 PIK	50,000	40,000
Hertz Corporation
8.88%, 01/01/14	10,000	6,112
10.50%, 01/01/16Δ	5,000	2,200
Hess Corporation
7.30%, 08/15/31	130,000	113,375
HSBC Finance Corporation
4.63%, 09/15/10	290,000	261,722
Humana, Inc.
7.20%, 06/15/18	30,000	25,392
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	200,000	184,284
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	65,843
6.95%, 01/15/38	120,000	102,973
Kroger Co.
6.15%, 01/15/20	70,000	69,368
L-3 Communications Corporation
6.38%, 10/15/15	85,000	80,538
Lehman Brothers Holdings Capital Trust V
5.86%, 11/29/49#	10,000	1
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/47#	50,000	5
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	16
6.75%, 12/28/17#	120,000	12
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	180,495
MetLife, Inc.
6.40%, 12/15/36	120,000	50,485
Morgan Stanley
5.63%, 01/09/12	160,000	154,051
NewPage Corporation
10.00%, 05/01/12Δ	30,000	10,575
NRG Energy, Inc.
7.25%, 02/01/14	10,000	9,425
7.38%, 02/01/16Δ	30,000	27,975
Occidental Petroleum Corporation
7.00%, 11/01/13	100,000	111,760
Oncor Electric Delivery Co.
6.38%, 01/15/15	50,000	49,082
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	30,437
6.05%, 03/01/34	80,000	78,532
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	64,462
PepsiCo, Inc.
7.90%, 11/01/18	60,000	73,849
Qwest Communications International, Inc.
7.50%, 02/15/14	70,000	60,900
Roche Holdings, Inc.
6.00%, 03/01/19 144A	110,000	113,430
Sonat, Inc.
7.63%, 07/15/11Δ	100,000	97,107
Sprint Capital Corporation
6.90%, 05/01/19	100,000	71,000
Steel Dynamics, Inc.
7.38%, 11/01/12	25,000	19,625
SunTrust Capital VIII
6.10%, 12/15/36†	100,000	56,190
Terex Corporation
7.38%, 01/15/14	10,000	8,700
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	103,430
7.30%, 07/01/38	90,000	81,551
Travelers Cos., Inc.
6.25%, 03/15/37†	100,000	53,136
United Parcel Service, Inc.
4.50%, 01/15/13	100,000	105,189
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	97,483
Ventas Realty LP
9.00%, 05/01/12Δ	20,000	20,050
Verizon Communications, Inc.
8.95%, 03/01/39	60,000	69,149
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	108,161
Wachovia Corporation
5.63%, 10/15/16	270,000	208,446
WellPoint, Inc.
5.88%, 06/15/17	110,000	103,572
Weyerhaeuser Co.
6.75%, 03/15/12	80,000	77,002
Williams Cos., Inc.
7.88%, 09/01/21	50,000	46,338
7.50%, 01/15/31	30,000	23,755
7.75%, 06/15/31	50,000	40,595
8.75%, 03/15/32	10,000	9,096
Windstream Corporation
8.63%, 08/01/16	20,000	19,750
Wyeth
5.95%, 04/01/37	60,000	56,690
XTO Energy, Inc.
7.50%, 04/15/12	110,000	115,285

Total Corporate Bonds (Cost $10,306,026)		8,322,298

FOREIGN BONDS — 0.7%
Canada — 0.1%
Devon Financing Corporation
6.88%, 09/30/11	150,000	156,959
OPTI Canada, Inc.
7.88%, 12/15/14	30,000	13,275
8.25%, 12/15/14	10,000	4,525

		174,759

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16	80,000	80,400
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A†Δ	60,000	27,626
Shinsei Finance Cayman, Ltd.
6.42%, 01/20/49 144A†Δ	100,000	17,012

80	See Notes to Schedules of Investments.

	Par	Value
Vale Overseas, Ltd.
6.88%, 11/21/36	$140,000	$121,595

		246,633

France — 0.0%
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	50,000	39,750

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16 144A#@	130,000	78
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	310,000	24,025

		24,103

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	62,014

Ireland — 0.0%
Vimpel Communications
8.38%, 04/30/13 144A	100,000	73,000

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	60,000	50,656

Japan — 0.0%
Aiful Corporation
6.00%, 12/12/11 144A	100,000	25,011

Luxembourg — 0.1%
Evraz Group SA
8.88%, 04/24/13 144A	120,000	76,800
FMC Finance III SA
6.88%, 07/15/17	40,000	39,300
Gaz Capital for Gazprom
6.21%, 11/22/16 144A	110,000	80,300
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	110,000	76,681
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	66,500
7.88%, 03/13/18 144A	100,000	70,500

		410,081

Mexico — 0.1%
America Movil Sab de CV
5.63%, 11/15/17	40,000	36,475
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	20,000	18,300
United Mexican States
6.75%, 09/27/34	100,000	94,680

		149,455

Netherlands — 0.2%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	73,688
HSBK Europe BV
9.25%, 10/16/13 144A	100,000	55,000
Intergas Finance BV
6.38%, 05/14/17 144A	110,000	64,350
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13 144A	120,000	100,200
Koninklijke KPN NV
8.00%, 10/01/10	110,000	113,841
TuranAlem Finance BV
8.25%, 01/22/37 144A	210,000	44,100

		451,179

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	12,740	12,140

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	120,000	128,573
Vedanta Resources PLC
8.75%, 01/15/14 144A	100,000	74,500

		203,073

Total Foreign Bonds (Cost $3,018,071)		1,921,854

MORTGAGE-BACKED SECURITIES — 3.8%
American Home Mortgage Investment Trust
0.87%, 04/25/44†	37,672	19,317
0.81%, 11/25/45†	269,895	109,357
Bear Stearns Adjustable Rate Mortgage Trust
5.45%, 02/25/35†	111,800	74,591
4.87%, 08/25/35†	273,810	136,288
Bear Stearns Mortgage Funding Trust
0.73%, 12/25/36†	255,553	60,180
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	300,090	298,707
Countrywide Alternative Loan Trust
0.76%, 07/25/35†	226,541	98,236
0.78%, 07/25/35†	302,001	124,023
0.77%, 06/25/37†	141,146	48,181
0.71%, 09/25/46†	331,072	118,520
Credit Suisse Mortgage Capital Certificates
5.47%, 09/15/39	390,000	257,739
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	129,487	83,438
Federal Home Loan Mortgage Corporation
5.99%, 05/01/37†	68,205	70,952
6.19%, 09/01/37†	61,059	63,945
5.50%, 04/01/39 TBA	100,000	103,750
6.00%, 04/01/39 TBA	300,000	313,594
Federal National Mortgage Association
4.94%, 09/01/35†	130,220	133,297
5.00%, 04/01/37 TBA	2,600,000	2,682,875
6.00%, 04/01/39 TBA	100,000	104,437
6.50%, 04/01/39 TBA	1,800,000	1,895,625
First Horizon Alternative Mortgage Securities
5.35%, 02/25/36†	169,820	75,056
0.89%, 02/25/37†	105,598	47,259
General Electric Capital Commercial Mortgage Corporation
5.34%, 03/10/44†	300,000	240,659

See Notes to Schedules of Investments.	81

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45†	$100,000	$79,633
Government National Mortgage Association
6.00%, 04/01/38 TBA	400,000	417,875
5.50%, 04/21/38 TBA	400,000	415,687
5.00%, 04/01/39 TBA	500,000	518,437
6.00%, 04/01/39 TBA	200,000	208,688
Greenpoint Mortgage Funding Trust
0.78%, 10/25/45†	74,552	40,170
Harborview Mortgage Loan Trust
0.80%, 06/19/35†	286,977	106,467
Homestar Mortgage Acceptance Corporation
0.97%, 07/25/34†	122,607	64,517
Impac CMB Trust
1.32%, 03/25/33†	21,184	10,742
Indymac INDA Mortgage Loan Trust
6.17%, 11/01/37†	173,087	97,843
MASTR Adjustable Rate Mortgages Trust
3.79%, 11/21/34†	200,000	107,809
2.43%, 12/25/46†	309,356	80,189
Merrill Lynch Mortgage Investors, Inc.
5.04%, 05/25/34†	54,191	44,282
4.49%, 02/25/35†	296,288	202,373
Morgan Stanley Capital I
5.69%, 04/15/49†	270,000	175,287
Residential Accredit Loans, Inc.
5.53%, 12/26/34†	311,128	164,919
0.92%, 10/25/45†	193,123	77,739
Structured Adjustable Rate Mortgage Loan Trust
5.07%, 11/25/34†	92,234	58,724
Structured Asset Mortgage Investments, Inc.
0.73%, 08/25/36†	290,371	106,129
0.70%, 09/25/37†	355,680	108,132
Terwin Mortgage Trust
0.60%, 10/25/37 144A†	155,653	131,838
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.47%, 05/25/47†	342,380	93,985
Washington Mutual, Inc.
5.61%, 11/25/36†	263,012	140,342
Wells Fargo Mortgage-Backed Securities Trust
0.92%, 05/25/33†	288,130	277,680
5.24%, 04/25/36†	263,846	159,563

Total Mortgage-Backed Securities (Cost $14,549,057)		11,049,076

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bills
0.00%, 05/14/09‡‡	55,000	54,992
0.03%, 05/14/09‡‡	170,000	169,975
0.10%, 05/14/09‡‡	1,890,000	1,889,716
0.10%, 05/14/09‡‡	40,000	39,994
0.14%, 05/14/09‡‡	120,000	119,982

		2,274,659

U.S. Treasury Bonds
5.50%, 08/15/28	280,000	353,456
3.50%, 02/15/39Δ	280,000	276,764

		630,220

U.S. Treasury Inflationary Index Bonds
2.50%, 07/15/16‡‡	90,000	100,757
2.63%, 07/15/17‡‡	120,000	133,005
2.38%, 01/15/27‡‡	295,000	323,586
1.75%, 01/15/28‡‡	350,000	338,925
2.50%, 01/15/29	200,000	213,622

		1,109,895

U.S. Treasury Notes
2.38%, 03/31/16	250,000	251,699
2.75%, 02/15/19Δ	30,000	30,174

		281,873

Total U.S. Treasury Obligations (Cost $4,229,270)		4,296,647

TOTAL INVESTMENTS — 123.2% (Cost $443,114,348)		356,163,326

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Put Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $119.00 expires 04/24/09	(5)	(391)
10-Year U.S. Treasury Note Futures, Strike Price $121.00 expires 05/22/09	(5)	(2,656)
10-Year U.S. Treasury Note Futures, Strike Price $124.00 expires 04/24/09	(4)	(4,437)

Total Written Options (Premiums received $(24,086))		(7,484)

Liabilities in Excess of Other Assets — (23.2)%		(67,058,869)

NET ASSETS — 100.0%		$289,096,973

82	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)
	%
Money Market Funds	27.3
Futures Contracts	17.1
Financial Services	16.3
Consumer Discretionary	13.6
Technology	13.2
Healthcare	11.9
Materials & Processing	7.2
Producer Durables	5.6
Utilities	5.2
Other Energy	3.9
Mortgage-Backed Securities	3.8
Consumer Staples	3.5
Auto & Transportation	3.0
Corporate Bonds	2.9
U.S. Treasury Obligations	1.5
Agency Obligations	1.0
Asset-Backed Securities	0.7
Foreign Bonds	0.7
Foreign Common Stocks	0.7
Integrated Oils	0.5
Exchange Traded Fund	0.4
Other	0.3
Forward Foreign Currency Contracts	0.1
Preferred Stocks	—	**
Written Options	—	**

	140.4

**	Rounds to less than 0.005%.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices	$325,615,446	$4,639,382
Level 2 — Other Significant Observable Inputs	30,547,880	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$356,163,326	$4,639,382

Liabilities:
Level 1 — Quoted Prices	$(7,484)	$—
Level 2 — Other Significant Observable Inputs	—	(4,621)
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(7,484)	$(4,621)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/08	$65,945	$—
Accrued discounts/premiums	476	—
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	(24,788)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(41,633)	—

Balance, 03/31/09	$—	$—

See Notes to Schedules of Investments.	83

International Equity Fund
SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 96.6%
Argentina — 0.0%
Banco Macro SA ADRΔ	24,300	$246,888

Australia — 4.5%
ABC Learning Centres, Ltd.+*	2,281	856
AGL Energy, Ltd.‡‡	8,315	86,496
Allco Finance Group, Ltd.+*	147,022	7,412
Amcor, Ltd.‡‡	764,070	2,364,274
AMP, Ltd.‡‡	259,025	846,534
Ansell, Ltd.‡‡	4,117	24,505
APN News & Media, Ltd.	29,616	23,888
Asciano Group	17,547	11,103
ASX, Ltd.	793	16,184
Austereo Group, Ltd.	4,609	3,702
Australand Property Group REIT	49,418	9,450
Australia and New Zealand Banking Group, Ltd.‡‡	12,199	133,601
Australian Worldwide Exploration, Ltd.*	7,993	13,450
AWB, Ltd.	21,422	18,322
AXA Asia Pacific Holdings, Ltd.	12,087	28,576
Bank of Queensland, Ltd.	2	12
Bendigo & Adelaide Bank, Ltd.	2,414	13,748
BHP Billiton, Ltd.‡‡	200,720	4,453,712
Billabong International, Ltd.	4,052	23,949
BlueScope Steel, Ltd.	18,655	33,337
Boart Longyear Group	244,286	21,233
Boral, Ltd.	8,281	20,787
Brambles, Ltd.‡‡	20,052	66,927
Caltex Australia, Ltd.‡‡	3,195	19,795
Centennial Coal Co., Ltd.	6,909	9,656
CFS Retail Property Trust REIT	16,818	19,062
Challenger Financial Services Group, Ltd.	10,407	10,565
Coca-Cola Amatil, Ltd.‡‡	1,026,305	6,187,287
Cochlear, Ltd.	20,570	716,600
Commonwealth Bank of Australia‡‡	11,128	268,736
Consolidated Media Holdings, Ltd.	11,898	16,547
CSL, Ltd.‡‡	173,964	3,930,192
CSR, Ltd.‡‡	19,434	16,216
David Jones, Ltd.	8,382	16,320
Dexus Property Group REIT‡‡	16,883	8,805
Downer EDI, Ltd.‡‡	9,774	30,244
Fairfax Media, Ltd.	39,502	27,880
Felix Resources, Ltd.	8,534	51,924
Flight Centre, Ltd.	3,162	11,719
Fortescue Metals Group, Ltd.*	12,365	21,925
Goodman Group REIT	7,891	1,783
GPT Group REIT‡‡	22,985	6,952
Iluka Resources, Ltd.*‡‡	5,421	15,191
Incitec Pivot Ltd.	14,599	21,521
Insurance Australia Group, Ltd.‡‡	8,764	21,329
JB Hi-Fi, Ltd.	97,488	780,923
Leighton Holdings, Ltd.‡‡	29,878	400,972
Lend Lease Corporation, Ltd.	1,097	4,951
MacArthur Coal, Ltd.	4,314	10,139
Macquarie Airports	23,772	30,002
Macquarie Group, Ltd.Δ	43,909	825,896
Macquarie Infrastructure Group	24,356	24,896
Macquarie Office Trust REIT	7,996	945
Metcash Ltd.	19,144	54,046
Minara Resources, Ltd.*	88,915	24,731
Mineral Deposits, Ltd.*	138,300	64,432
Mirvac Group REIT	9,451	5,586
National Australia Bank, Ltd.‡‡	559,022	7,813,213
New Hope Corporation, Ltd.	4,189	11,069
Newcrest Mining, Ltd.‡‡	3,186	72,510
OneSteel, Ltd.	9,460	14,801
Orica, Ltd.‡‡	3,038	31,244
Origin Energy, Ltd.‡‡	5,559	57,209
QBE Insurance Group, Ltd.‡‡	100,990	1,353,209
Quantas Airways, Ltd.	34,152	41,440
Rio Tinto, Ltd.Δ‡‡	17,753	698,333
Santos, Ltd.‡‡	6,586	77,166
Sigma Pharmaceuticals, Ltd.	24,331	17,934
Sims Metal Management, Ltd.‡‡	1,692	19,766
Sonic Healthcare, Ltd.	4,705	36,217
Spotless Group, Ltd.‡‡	26,645	34,554
Stockland REIT‡‡	10,657	22,898
Suncorp-Metway, Ltd.‡‡	8,460	35,296
Telstra Corporation, Ltd.‡‡	2,804,909	6,260,781
Ten Network Holdings, Ltd.‡‡	13,995	7,591
Transpacific Industries Group, Ltd.+	10,659	13,341
Transurban Group‡‡	12,362	40,143
Wesfarmers, Ltd.‡‡	276,891	3,629,488
Westfield Group REIT‡‡	13,139	91,362
Westpac Banking Corporation‡‡	59,533	790,255
Woodside Petroleum, Ltd.‡‡	3,086	81,757
WorleyParsons, Ltd.	2,098	26,259

		43,157,662

Austria — 0.1%
OMV AG	27,086	906,861
Wienerberger AGΔ	22,758	179,302

		1,086,163

Belgium — 0.4%
Bekaert SA	2,922	197,176
Colruyt SA	4,123	945,912
Delhaize Group‡‡	17,813	1,155,158
FortisΔ	345,986	635,735
Groupe Bruxelles Lambert SA	12,415	843,864
KBC Groep NV‡‡	4,570	74,014
Nationale A Portefeuille	1,101	51,110
Tessenderlo Chemie NV‡‡	2,178	66,266
Umicore‡‡	8,818	162,906

		4,132,141

Bermuda — 0.2%
Catlin Group, Ltd.‡‡	9,309	41,807
Credicorp, Ltd.*	19,271	902,654
Hiscox, Ltd.	93,896	416,304
Seadrill, Ltd.Δ	67,800	659,819

		2,020,584

Brazil — 1.8%
Amil Participacoes SA*	146,337	403,732
Banco do Brasil SA	193,461	1,428,596
BR Malls Participacoes SA*	36,100	221,759
Brasil Telecom Participacoes SA ADRΔ	35,659	1,288,003

84	See Notes to Schedules of Investments.

	Shares	Value
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	20,780	$562,722
Companhia Vale do Rio Doce ADR	134,000	1,511,520
Global Village Telecom Holding SA*	25,700	289,378
Hypermarcas SA*	18,300	133,715
Itau Unibanco Banco Multiplo SA ADR	137,170	1,492,408
Localiza Rent A Car SA	17,400	62,257
Lojas Renner SA	59,505	368,355
Marfrig Frigorificos e Comercio de Alimentos SA*	129,737	418,335
Natura Cosmeticos SA	27,900	273,377
OGX Petroleo e Gas Participacoes SA*	581	180,583
Perdigao SA	7,000	87,540
Petroleo Brasileiro SA ADR	225,680	6,251,411
Redecard SA*	35,100	425,331
Tegma Gestao Logistica SA	31,778	77,262
Tele Norte Leste Participacoes SA ADRΔ	59,380	821,819
Terna Participacoes SA	35,600	352,969
Totvs SA	11,868	209,656
Tractebel Energia SA	39,109	288,460
Triunfo Participacoes e Investimentos SA*	50,300	25,586
Usinas Siderurgicas de Minas Gerais SA	38,200	438,030

		17,612,804

Canada — 1.7%
Canadian National Railway Co.	43,140	1,546,580
Encana CorporationΔ	65,800	2,672,138
Falcon Oil & Gas, Ltd.*	335,000	78,383
First Quantum Minerals, Ltd.	50,495	1,421,774
Goldcorp, Inc.	101,890	3,394,975
Kinross Gold CorporationΔ	121,000	2,170,879
Research In Motion, Ltd.*	23,120	995,778
Rogers Communications, Inc. Class B	57,563	1,326,305
Talisman Energy, Inc.	210,500	2,228,882
Teck Cominco, Ltd. Class B	120,400	673,239

		16,508,933

Chile — 0.3%
Banco de Credito e Inversiones	13,191	239,921
Banco Santander Chile SA ADR	10,800	370,980
Centros Comerciales Sudamericanos SA	61,473	102,305
Embotelladora Andina SA ADR Class A@	20,000	245,400
Embotelladora Andina SA ADR Class B@	47,100	669,291
Enersis SA ADRΔ	49,600	748,960
Multiexport Foods SA*	115,516	7,036
S.A.C.I. Falabella SA*	87,572	272,249
Sociedad Quimica y Minera de Chile SA ADR	1,800	47,808

		2,703,950

China — 2.7%
Anhui Conch Cement Co., Ltd.*	135,821	749,148
Asia Cement China Holdings Corporation*	418,800	226,945
Bank of China, Ltd.	5,066,000	1,679,821
Bank of Communications Co., Ltd.Δ	2,234,000	1,550,708
China Construction Bank Class HΔ	1,254,000	711,893
China COSCO Holdings Co., Ltd.Δ	1,194,500	778,291
China Life Insurance Co., Ltd. Class H	1,041,000	3,451,823
China Medical Technologies, Inc. ADRΔ	26,600	366,282
China Petroleum & Chemical Corporation Class H	3,928,500	2,514,045
China Railway Construction Corporation, Ltd.*	65,000	84,871
China Railway Group, Ltd.Δ*	889,000	519,595
China Shenhua Energy Co., Ltd. Class H*	1,289,655	2,905,243
China Shipping Development Co., Ltd.Δ	248,000	234,862
China South Locomotive and Rolling Stock Corporation*	567,000	258,971
China Yurun Food Group, Ltd.	1,027,000	1,309,158
Golden Eagle Retail Group, Ltd.	557,333	366,733
Great Wall Motor Co., Ltd.*	392,000	159,317
Huaneng Power International, Inc.Δ*	596,000	395,252
Industrial & Commercial Bank of China Class HΔ	5,599,000	2,911,255
New World Department Store China, Ltd.	587,337	254,619
Parkson Retail Group, Ltd.Δ	1,276,194	1,290,914
Shanda Interactive Entertainment, Ltd. ADRΔ*	15,000	592,950
Shandong Weigao Group Medical Polymer Co., Ltd.	216,000	384,590
Simcere Pharmaceutical Group ADRΔ*	33,700	188,720
Tencent Holdings, Ltd.Δ	71,600	530,261
Xinao Gas Holdings, Ltd.	475,553	478,584
ZTE Corporation Class H	186,200	757,955

		25,652,806

Colombia — 0.1%
BanColombia SA	76,200	366,658
BanColombia SA ADRΔ	16,500	321,255

		687,913

Czech Republic — 0.2%
CEZ AS	52,951	1,889,592

Denmark — 1.0%
A P Moller - Maersk A/S‡‡	84	368,582
D/S Norden‡‡	4,822	134,820
Danisco A/S	1,924	57,569
East Asiatic Co., Ltd. A/S	170	4,806
H Lundbeck A/S‡‡	101,149	1,722,998
Novo-Nordisk A/S Class BΔ‡‡	110,866	5,309,608
TDC A/S	113	3,426
Vestas Wind Systems A/SΔ*‡‡	33,217	1,457,523

		9,059,332

Egypt — 0.3%
Commercial International Bank, Ltd.	19,207	109,657

See Notes to Schedules of Investments.	85

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
El Sewedy Cables Holding Co.*	59,535	$541,871
Orascom Construction Industries	74,594	1,793,143
Orascom Construction Industries GDR	4,611	215,795

		2,660,466

Estonia — 0.0%
Tallink Group, Ltd.*	746,660	307,525

Finland — 0.4%
Fortum OYJ‡‡	14,705	280,358
Konecranes OYJ‡‡	6,980	116,848
Metso Corporation	2,843	33,617
Nokia OYJ ADR‡‡	188,179	2,220,136
Rautaruukki OYJ	1,952	31,277
Stora Enso OYJ Class R*	6,896	24,463
Tietoenator OYJ‡‡	10,982	113,953
UPM-Kymmene OYJΔ	233,934	1,352,004

		4,172,656

France — 9.1%
Air Liquide SA	19,167	1,559,625
Alcatel-Lucent*‡‡	145,184	273,521
Alstom‡‡	8,656	448,343
Atos Origin SA‡‡	2,742	70,420
AXA SAΔ‡‡	385,365	4,633,575
BNP Paribas SA‡‡	88,872	3,674,514
Bouygues SA‡‡	30,115	1,077,093
Cap Gemini SA‡‡	3,813	122,698
Carrefour SAΔ‡‡	195,221	7,625,516
Casino Guichard Perrachon SAΔ	19,303	1,257,169
Christian Dior SA‡‡	41,055	2,251,379
Ciments Francais SA‡‡	1,054	77,075
CNP Assurances‡‡	2,194	138,460
Compagnie de Saint-GobainΔ‡‡	207,038	5,809,512
Compagnie Generale des Etablissements Michelin Class B‡‡	218	8,090
Compagnie Generale d’Optique Essilor International SAΔ	23,370	903,539
Credit Agricole SA‡‡	133,289	1,471,957
France Telecom SA‡‡	337,845	7,697,984
Gaz de France SA‡‡	160,049	5,496,787
Gecina SA REIT	43	1,650
Groupe Danone	35,294	1,719,051
IPSOS‡‡	2,887	63,672
Lafarge SAΔ‡‡	23,032	1,037,047
Lagardere SCA‡‡	1,379	38,722
Nexans SA‡‡	2,958	112,320
Peugeot SA‡‡	1,710	32,352
Publicis Groupe‡‡	4,538	116,484
Renault SA	79,730	1,640,319
Safran SA	1,138	10,599
Sanofi-Aventis‡‡	47,255	2,660,750
Schneider Electric SAΔ	24,572	1,635,913
Societe BIC SA	1,964	96,534
Societe Generale Class A‡‡	101,705	3,986,206
SodexoΔ	7,711	351,655
Suez Environnement SAΔ*	77,664	1,142,770
Thales SA‡‡	4,802	182,084
Total SA‡‡	442,759	22,015,300
Total SA ADRΔ	44,500	2,183,170
UBISOFT Entertainment*‡‡	6,399	116,984
Unibail-Rodamco REIT‡‡	149	21,109
Valeo SA‡‡	81,898	1,197,454
Vallourec‡‡	977	90,617
Veolia Environnement SAΔ	12,779	266,898
Vivendi SAΔ‡‡	99,066	2,622,517

		87,939,434

Germany — 7.1%
Adidas-Salomon AGΔ‡‡	19,679	655,208
Allianz AG‡‡	40,919	3,439,138
Arcandor AG *	31,938	70,863
BASF AG‡‡	127,582	3,863,039
Bayer AG‡‡	105,148	5,029,200
Bilfinger Berger AG	3,169	119,868
Commerzbank AG‡‡	7,264	38,797
Daimler AGΔ‡‡	31,709	803,815
Demag Cranes AGΔ	19,142	333,161
Deutsche Bank AGΔ‡‡	34,310	1,381,207
Deutsche Boerse AGΔ	34,880	2,102,986
Deutsche Lufthansa AG‡‡	172,043	1,867,474
Deutsche Telekom AG‡‡	510,718	6,344,365
E.ON AG‡‡	145,490	4,041,872
Fresenius Medical Care AG & Co. KGaAΔ	56,805	2,208,291
GEA Group AG	4,118	43,934
Hannover Rueckversicherung AG‡‡	73,342	2,338,619
Hochtief AG‡‡	2,493	94,431
Infineon Technologies AG*	18,604	21,504
K+S AGΔ	17,293	802,536
Lanxess AG‡‡	10,158	173,153
Linde AG	26,463	1,799,429
MAN AG‡‡	2,669	116,310
Merck KGaA*‡‡	17,941	1,586,556
Metro AGΔ‡‡	60,442	1,995,541
MTU Aero Engines Holding AG‡‡	5,642	132,229
Muenchener Rueckver- sicherungs AG‡‡	7,686	937,429
Porsche Automobil Holding SE	5,423	254,913
RWE AGΔ‡‡	180,968	12,697,357
Salzgitter AG	757	42,322
SAP AG‡‡	144,450	5,120,340
Siemens AG‡‡	47,012	2,686,418
Software AG	730	52,034
SolarWorld AGΔ	12,635	258,854
Suedzucker AG	2,108	40,638
Symrise AGΔ	102,473	1,213,061
ThyssenKrupp AG‡‡	38,936	681,291
Tognum AGΔ‡‡	34,553	301,151
TUI AG	1,175	6,276
United Internet AGΔ	227,136	1,898,156
Volkswagen AG‡‡	681	209,275
Wacker Chemie AG‡‡	974	80,918
Wincor Nixdorf AGΔ	13,016	589,868

		68,473,827

Greece — 0.5%
Coca Cola Hellenic Bottling Co. SA	116,402	1,670,243
National Bank of Greece SA	19,450	294,850
Public Power Corporation	135,654	2,451,133

		4,416,226

Hong Kong — 3.9%
AAC Acoustic Technology Holdings, Inc.*	354,000	166,710

86	See Notes to Schedules of Investments.

	Shares	Value
Beijing Enterprises Holdings, Ltd.	62,000	$258,380
BOC Hong Kong Holdings, Ltd.‡‡	432,500	442,511
Cheung Kong Holdings, Ltd.‡‡	8,000	68,898
Cheung Kong Infrastructure Holdings, Ltd.	2,000	7,999
China Mobile, Ltd.	815,158	7,099,214
China Overseas Land & Investment, Ltd.Δ	2,319,892	3,639,704
China Power International Development, Ltd.	50,000	9,935
China Resources Power Holdings Co.	124,000	259,820
China Unicom Hong Kong, Ltd.	2,838,000	3,031,848
Chinese Estates Holdings, Ltd.	8,000	9,702
CLP Holdings, Ltd.‡‡	12,500	85,880
CNOOC, Ltd.	1,130,000	1,119,707
Dairy Farm International Holdings, Ltd.	305,100	1,345,491
Esprit Holdings, Ltd.‡‡	3,900	19,876
Giordano International, Ltd.	8,000	1,517
Great Eagle Holdings, Ltd.	3,000	3,948
Hang Lung Group, Ltd.	5,000	15,225
Hang Lung Properties, Ltd.‡‡	1,000	2,348
Hang Seng Bank, Ltd.	600	6,042
Henderson Land Development Co., Ltd.‡‡	6,000	22,837
Hengan International Group Co., Ltd.Δ	338,000	1,358,437
Hong Kong Electric Holdings, Ltd.‡‡	647,500	3,842,928
Hong Kong Exchanges and Clearing, Ltd.‡‡	5,500	51,944
Hopewell Highway Infrastructure, Ltd.	1,350	761
Hopewell Holdings	13,500	35,446
Hutchison Telecommunications International, Ltd.*‡‡	85,000	26,540
Hutchison Whampoa, Ltd.‡‡	529,600	2,596,547
Hysan Development Co., Ltd.	488,000	824,813
Industrial and Commercial Bank of China Asia, Ltd.	5,000	5,316
Jardine Matheson Holdings, Ltd.	124,000	2,256,800
Li & Fung, Ltd.Δ	834,000	1,958,403
Link REIT‡‡	11,000	21,743
Midland Holdings, Ltd.	10,000	3,316
Mongolia Energy Co., Ltd.*	14,000	4,046
New World Development, Ltd.	27,000	26,928
Noble Group, Ltd.	900,000	704,165
Orient Overseas International, Ltd.	5,000	12,451
Pacific Basin Shipping, Ltd.	432,000	196,754
PCCW, Ltd.	14,000	7,189
Shenzhen International Holdings	7,500	343
Shui On Land, Ltd.	547,746	192,933
Sun Hung Kai Properties, Ltd.‡‡	264,000	2,363,894
Swire Pacific, Ltd. Class A‡‡	5,000	33,352
Television Broadcasts, Ltd.	6,000	19,160
Texwinca Holdings, Ltd.	32,000	16,474
VTech Holdings, Ltd.	113,000	437,385
Wharf Holdings, Ltd.‡‡	1,095,250	2,718,836
Wheelock & Co., Ltd.‡‡	24,000	40,379
WM Morrison Supermarkets PLC‡‡	68,815	252,278

		37,627,153

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC	30,930	1,382,133
MOL Hungarian Oil and Gas PLC ADRΔ	7,460	172,475

		1,554,608

India — 1.4%
Ambuja Cements, Ltd.	527,815	734,478
Andhra Bank, Ltd.	717,668	639,373
Asian Paints, Ltd.	37,948	588,162
Bharat Heavy Electricals, Ltd.	15,840	471,609
Bharti Airtel, Ltd.*	54,019	666,254
Container Corporation of India, Ltd.	42,363	600,271
HDFC Bank, Ltd.	29,230	560,806
Hero Honda Motors, Ltd.	4,676	98,723
Hindustan Unilever, Ltd.	44,004	205,991
Housing Development Finance Corporation	90,132	2,508,809
ICICI Bank, Ltd.	30,107	197,489
Indraprastha Gas, Ltd.	93,800	202,354
Infosys Technologies, Ltd.	65,949	1,720,900
Infosys Technologies, Ltd. ADRΔ	84,070	2,238,784
NTPC, Ltd.	75,606	268,015
Shriram Transport Finance Co., Ltd.	73,200	265,762
Sun Pharmaceuticals Industries, Ltd.	50,744	1,111,647
Welspun-Gujarat Stahl, Ltd.	108,472	159,175

		13,238,602

Indonesia — 0.7%
Bank Danamon Indonesia TBK	549,665	148,655
Bank Rakyat Indonesia	8,623,800	3,134,570
PT Bank Central Asia TBK	57,000	15,292
PT Panin Life TBK@*	26,999,000	156,550
PT Ramayana Lestari Sentosa TBK@	3,782,500	142,396
PT Telekomunikasi Indonesia TBK	4,337,807	2,834,309

		6,431,772

Ireland — 0.2%
CRH PLCΔ*	90,374	1,962,940
Experian PLC‡‡	6,770	42,425

		2,005,365

Israel — 0.8%
Check Point Software Technologies, Ltd.*	27,800	617,438
Israel Chemicals, Ltd.	33,752	273,728
Syneron Medical, Ltd.Δ*	3,335	19,776
Teva Pharmaceutical Industries, Ltd. ADRΔ	156,620	7,055,731

		7,966,673

Italy — 1.8%
Banca Italease SpA*‡‡	28,655	56,117
Buzzi Unicem SpA‡‡	12,359	138,669
DiaSorin SpA	12,501	279,527
Edison SpA	1,959	2,122

See Notes to Schedules of Investments.	87

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Enel SpA‡‡	177,553	$852,180
ENI SpA‡‡	155,814	3,026,560
Fiat SpAΔ‡‡	155,009	909,452
Finmeccanica SpA‡‡	3,549	44,182
Intesa Sanpaolo SpA‡‡	1,754,921	4,832,229
Mediaset SpA‡‡	538,710	2,403,070
Pirelli & C SpA‡‡	365,880	85,458
Prysmian SpA	1,084	10,801
Saipem SpA	123,296	2,195,074
UniCredito Italiano SpA‡‡	1,157,222	1,909,562
Unione di Banche Italiane SCPA‡‡	1,424	15,694
Unipol Gruppo Finanziario SpA	195,680	173,407

		16,934,104

Japan — 17.0%
77 Bank, Ltd. (The)	87,000	428,035
Acom Co., Ltd.	150	4,213
Advantest Corporation	3,800	56,087
Aeon Credit Service Co., Ltd.	170,400	1,538,997
Aisin Seiki Co., Ltd.	6,600	103,082
Alps Electric Co., Ltd.	40,700	138,565
Amada Co., Ltd.	9,000	47,098
Asahi Glass Co., Ltd.‡‡	122,000	639,673
Astellas Pharma, Inc.‡‡	193,800	5,912,775
Bridgestone Corporation‡‡	300	4,270
Brother Industries, Ltd.	12,900	94,223
Canon Marketing Japan, Inc.‡‡	7,600	106,416
Canon, Inc.‡‡	366,150	10,431,308
Casio Computer Co., Ltd.‡‡	7,500	52,508
Central Glass Co., Ltd.	42,000	124,322
Central Japan Railway Co.‡‡	336	1,880,527
Chiyoda Corporation	15,000	79,406
Chubu Electric Power Co., Inc.‡‡	6,600	144,689
Chuo Mitsui Trust Holdings, Inc.‡‡	5,000	15,154
Circle K Sunkus Co., Ltd.‡‡	5,300	75,068
Coca-Cola West Holdings Co., Ltd.	1,600	25,475
Credit Saison Co., Ltd.	7,400	71,395
Dai Nippon Printing Co., Ltd.‡‡	14,000	127,151
Daiei, Inc. (The)*	37,850	115,479
Daifuku Co., Ltd.	10,500	56,008
Daiichi Chuo Kisen Kaisha	8,000	16,730
Daiichi Sankyo Co., Ltd.‡‡	5,600	93,234
Daito Trust Construction Co., Ltd.‡‡	39,100	1,303,531
Daiwa Securities Group, Inc.‡‡	3,000	12,972
Denso Corporation‡‡	27,600	544,276
DIC Corporation	11,000	16,002
Doutor Nichires Holdings Co., Ltd.	2,900	37,237
East Japan Railway Co.Δ‡‡	11,100	575,269
Ebara Corporation*	35,000	76,375
Elpida Memory, Inc.	9,400	64,575
FamilyMart Co., Ltd.‡‡	32,200	975,905
Fanuc, Ltd.‡‡	11,600	776,966
Fast Retailing Co., Ltd.	8,700	981,755
Fuji Heavy Industries, Ltd.	9,000	29,277
FUJIFILM Holdings CorporationΔ‡‡	49,400	1,060,514
Fujitsu, Ltd.‡‡	10,000	36,874
Furukawa Electric Co., Ltd.	4,000	11,234
Glory, Ltd.‡‡	7,700	135,898
Gunma Bank, Ltd.	107,000	572,915
H2O Retailing Corporation	7,000	39,885
Hakuhodo DY Holdings, Inc.‡‡	960	40,927
Hanwa Co., Ltd.	17,000	42,764
Haseko Corporation*	15,000	6,971
Hino Motors, Ltd.	24,000	52,129
Hirose Electric Co., Ltd.	7,100	678,547
Hisamitsu Pharmaceutical Co., Inc.	29,200	896,782
Hitachi Cable, Ltd.	3,000	5,758
Hitachi Capital Corporation‡‡	59,900	632,374
Hitachi Construction Machinery Co., Ltd.Δ	19,400	248,710
Hitachi High-Technologies Corporation	500	6,986
Hitachi Software Engineering Co., Ltd.	1,300	15,891
Hitachi Transport System, Ltd.	1,700	16,247
Hitachi, Ltd.‡‡	21,000	56,433
Hokkoku Bank, Ltd.	7,000	24,822
Hokuhoku Financial Group, Inc.	132,000	238,703
Honda Motor Co., Ltd.‡‡	41,800	977,593
Hosiden Corporation	18,600	182,082
Hoya Corporation	63,000	1,228,368
Hyakujushi Bank, Ltd.‡‡	4,000	18,710
IHI Corporation*	15,000	16,972
Inpex Holdings, Inc.‡‡	1,039	7,169,137
Isuzu Motors, Ltd.‡‡	84,000	100,985
Itochu CorporationΔ	143,000	690,549
Japan Steel Works, Ltd.Δ	245,000	2,289,488
JFE Holdings, Inc.Δ‡‡	121,400	2,630,732
JGC Corporation‡‡	9,000	101,470
JSR Corporation‡‡	8,200	94,853
JTEKT Corporation	3,000	20,730
Jupiter Telecommunications Co., Ltd.	851	565,700
Kagoshima Bank, Ltd.	2,000	13,861
Kaken Pharmaceutical Co., Ltd.‡‡	15,000	125,625
Kandenko Co., Ltd.‡‡	12,000	79,648
Kaneka Corporation‡‡	25,000	122,241
Kansai Electric Power Co., Inc. (The)	100	2,162
Kansai Paint Co., Ltd.‡‡	33,000	182,361
Kao Corporation‡‡	399,000	7,735,324
Kawasaki Kisen Kaisha, Ltd.‡‡	38,000	117,088
KDDI Corporation‡‡	1,725	8,051,220
Keio Corporation	7,000	39,602
Keyence CorporationΔ	7,160	1,338,183
Kinden Corporation‡‡	9,000	72,738
Komatsu, Ltd.Δ	48,000	518,866
Konami Corporation	200	2,986
Kose Corporation‡‡	4,400	81,257
Kubota Corporation‡‡	2,000	10,810
Kuraray Co., Ltd.	159,000	1,341,264
Kureha Corporation	81,000	296,227
Kyocera Corporation‡‡	2,300	150,568
Lawson, Inc.‡‡	65,400	2,695,681
Leopalace21 Corporation‡‡	4,600	27,047
Lintec Corporation‡‡	3,500	43,244
Makita Corporation	900	20,003
Marubeni Corporation	7,000	21,569
Matsumotokiyoshi Holdings Co., Ltd.‡‡	1,600	25,636
Matsushita Electric Industrial Co., Ltd.‡‡	13,000	140,395

88	See Notes to Schedules of Investments.

	Shares	Value
Mazda Motor Corporation	20,000	$33,136
Mediceo Paltac Holdings Co., Ltd.	1,700	18,050
Millea Holdings, Inc.‡‡	241,200	5,835,975
Miraca Holdings, Inc.	1,700	34,143
Mitsubishi Chemical Holdings Corporation‡‡	500	1,697
Mitsubishi CorporationΔ‡‡	193,300	2,509,375
Mitsubishi Electric Corporation‡‡	9,000	40,097
Mitsubishi Estate Co., Ltd.‡‡	7,000	77,931
Mitsubishi Gas Chemical Co., Inc.	327,000	1,387,483
Mitsubishi Logistics Corporation	1,000	9,648
Mitsubishi Materials Corporation	14,000	37,480
Mitsubishi Motors Corporation*	34,000	42,936
Mitsubishi UFJ Financial Group, Inc.Δ‡‡	465,400	2,238,020
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	4,950	103,016
Mitsui & Co., Ltd.‡‡	16,000	159,378
Mitsui Chemicals, Inc.	2,000	4,829
Mitsui Fudosan Co., Ltd.‡‡	48,000	517,412
Mitsui Mining & Smelting Co., Ltd.	13,000	21,276
Mitsui OSK Lines, Ltd.Δ‡‡	48,000	233,247
Mitsui Sumitomo Insurance Group Holdings, Inc.‡‡	2,500	57,458
Mitsumi Electric Co., Ltd.	500	7,122
Mizuho Financial Group, Inc.Δ‡‡	324,500	616,316
Musashino Bank, Ltd. (The)	900	27,641
Nabtesco Corporation	5,000	34,349
Namco Bandai Holdings, Inc.Δ	50,200	498,526
NEC Corporation*‡‡	32,000	85,346
NEC Electronics Corporation*‡‡	14,200	85,787
Nichirei Corporation	15,000	52,887
Nihon Kohden Corporation	11,700	142,903
Nikon Corporation‡‡	3,000	33,520
Nintendo Co., Ltd.Δ‡‡	22,033	6,332,665
Nippon Building Fund, Inc. REIT	1	8,547
Nippon Denko Co., Ltd.Δ	64,000	189,443
Nippon Electric Glass Co., Ltd.Δ	90,000	623,731
Nippon Express Co., Ltd.‡‡	238,000	740,557
Nippon Mining Holdings, Inc.	19,500	76,830
Nippon Oil Corporation‡‡	11,000	54,119
Nippon Paper Group, Inc.	300	7,244
Nippon Sheet Glass Co., Ltd.	51,000	124,686
Nippon Steel CorporationΔ‡‡	128,000	340,092
Nippon Telegraph & Telephone Corporation‡‡	146,800	5,531,788
Nippon Yusen Kabushiki Kaisha‡‡	100,000	380,866
Nishi-Nippon City Bank, Ltd. (The)	10,000	21,417
Nissan Motor Co., Ltd.‡‡	185,000	654,139
Nissan Shatai Co., Ltd.	8,000	45,906
Nisshin Seifun Group, Inc.‡‡	9,500	101,061
Nitto Denko Corporation‡‡	139,700	2,829,707
Nomura Holdings, Inc.‡‡	101,700	508,577
Nomura Real Estate Holdings, Inc.	1,000	15,002
NTN Corporation	8,000	22,387
NTT Data Corporation	419	1,131,048
NTT DoCoMo, Inc.‡‡	927	1,252,108
OJI Paper Co., Ltd.	30,000	121,230
Okinawa Electric Power Co., Inc.‡‡	6,700	354,680
OKUMA Corporation	20,000	73,749
Omron Corporation	7,200	84,158
Onward Holdings Co., Ltd.	3,000	19,457
ORIX Corporation*‡‡	9,680	310,003
Osaka Gas Co., Ltd.‡‡	273,000	849,462
Pacific Metals Co., Ltd.	10,000	43,441
Promise Co., Ltd.‡‡	3,150	49,071
QP Corporation	1,200	12,863
Rakuten, Inc.Δ	3,993	1,904,022
Ricoh Co., Ltd.‡‡	5,000	58,746
Rohm Co., Ltd.‡‡	3,000	148,204
Rohto Pharmaceutical Co., Ltd.	1,000	9,011
Santen Pharmaceutical Co., Ltd.Δ	37,500	1,038,036
SBI Holdings, Inc.	176	18,118
Secom Co., Ltd.‡‡	600	22,003
Seiko Epson Corporation‡‡	5,300	71,320
Seino Holdings Corporation	11,000	52,786
Sekisui House, Ltd.‡‡	300,000	2,254,887
Seven & Holdings Co., Ltd.‡‡	318,100	6,941,415
Sharp Corporation‡‡	3,000	23,519
Shimamura Co., Ltd.	33,100	1,758,913
Shin-Etsu Chemical Co., Ltd.Δ‡‡	81,300	3,917,775
Shinsei Bank, Ltd.*	50,000	50,008
Shionogi & Co., Ltd.	25,000	425,317
Shiseido Co., Ltd.Δ	74,000	1,072,789
Showa Shell Sekiyu KK	6,300	57,027
SKY Perfect JSAT Holdings, Inc.	151	57,816
Snow Brand Milk Products Co., Ltd.	6,500	17,796
Softbank Corporation‡‡	2,400	30,453
Sompo Japan Insurance, Inc.‡‡	3,000	15,305
Sony CorporationΔ‡‡	28,600	577,287
Stanley Electric Co., Ltd.	31,100	343,723
Sumco Corporation‡‡	5,500	80,123
Sumitomo Bakelite Co., Ltd.‡‡	20,000	79,810
Sumitomo CorporationΔ‡‡	100,400	855,051
Sumitomo Electric Industries, Ltd.	111,700	926,461
Sumitomo Forestry Co., Ltd.‡‡	21,500	141,835
Sumitomo Metal Mining Co., Ltd.‡‡	5,000	47,532
Sumitomo Metal Industries, Ltd.‡‡	3,000	5,971
Sumitomo Mitsui Financial Group, Inc.Δ‡‡	17,900	616,649
Sumitomo Realty & Development Co., Ltd.‡‡	3,000	32,823
Sumitomo Trust & Banking Co., Ltd.‡‡	15,000	56,524
Suzuken Co., Ltd.‡‡	2,900	75,441
T&D Holdings, Inc.‡‡	3,800	90,408
Taisei Corporation	9,000	17,093
Taiyo Yuden Co., Ltd.	1,000	7,516
Takata Corporation	900	7,310

See Notes to Schedules of Investments.	89

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Takeda Pharmaceutical Co., Ltd.Δ‡‡	256,200	$8,800,121
TDK Corporation‡‡	2,000	73,749
Toho Co., Ltd.	100	1,389
Toho Gas Co., Ltd.‡‡	139,000	634,722
Tohoku Electric Power Co., Inc.‡‡	600	13,123
Tokai Rika Co., Ltd.	10,400	102,545
Tokuyama Corporation‡‡	88,000	555,640
Tokyo Electric Power Co., Inc.‡‡	96,100	2,388,301
Tokyo Electron, Ltd.‡‡	3,500	128,706
Tokyo Gas Co., Ltd.‡‡	224,000	780,724
Tokyo Steel Manufacturing Co., Ltd.‡‡	12,100	120,163
Tokyu Land CorporationΔ	189,000	515,533
Toppan Forms Co., Ltd.	2,200	24,537
Toppan Printing Co., Ltd.‡‡	9,000	60,827
Tosoh Corporation	12,000	22,549
Toyo Seikan Kaisha, Ltd.‡‡	8,900	128,935
Toyo Suisan Kaisha, Ltd.‡‡	4,000	81,831
Toyota Auto Body Co., Ltd.‡‡	7,500	108,653
Toyota Motor Corporation‡‡	270,840	8,536,857
Toyota Tsusho Corporation	2,300	21,981
Trend Micro, Inc.	69,500	1,944,891
Ube Industries, Ltd.	6,000	10,789
Uni-Charm CorporationΔ	19,000	1,151,690
UNY Co., Ltd.	109,000	845,704
Urban Corporation+*	4,300	—
USS Co., Ltd.	650	28,237
West Japan Railway Co.‡‡	753	2,373,450
Xebio Co., Ltd.	800	11,598
Yamaha Corporation	3,000	29,004
Yamato Holdings Co., Ltd.‡‡	8,000	74,920
Yamato Kogyo Co., Ltd.	2,300	48,795
Yamazaki Baking Co., Ltd.Δ	40,000	426,731
Yokogawa Electric Corporation	7,900	31,445
Yokohama Rubber Co., Ltd.	12,000	49,583

		163,831,931

Jersey — 0.0%
Randgold Resources, Ltd.Δ	1,712	90,520

Kazakhstan — 0.0%
Eurasian Natural Resources Corporation‡‡	12,342	79,911
KazakhGold Group, Ltd. GDR*	26,174	175,366

		255,277

Luxembourg — 0.2%
ArcelorMittalΔ‡‡	41,336	838,890
SESΔ	44,274	845,869
Tenaris SA‡‡	7,715	78,516
Tenaris SA ADRΔ	9,400	189,598

		1,952,873

Malaysia — 0.2%
AirAsia BHD*	1,663,200	428,859
Bumiputra-Commerce Holdings BHD	698,937	1,313,323
KNM Group BHD	727,100	76,789

		1,818,971

Mexico — 1.0%
America Movil SA de CV ADR Series L	199,819	5,411,099
Cemex SA de CV*	1,279,229	801,945
Corporacion Moctezuma SA de CV	181,059	242,861
Grupo Financiero Inbursa SA	324,499	836,160
Grupo Televisa SA ADRΔ	98,366	1,341,712
Megacable Holdings SAB de CV*	377,862	381,997
Urbi Desarrollos Urbanos SA*	134,500	118,406
Wal-Mart de Mexico SAB de CV Series VΔ	271,951	635,096

		9,769,276

Netherlands — 3.2%
Aegon NV‡‡	25,589	99,409
Akzo Nobel NV‡‡	48,129	1,822,095
CSM‡‡	13,688	159,818
European Aeronautic Defence and Space Co., NVΔ‡‡	55,975	651,469
Imtech NV‡‡	7,794	107,279
ING Groep NV‡‡	408,794	2,253,969
James Hardie Industries NV‡‡	13,992	40,863
Koninklijke Ahold NV‡‡	220,466	2,416,523
Koninklijke BAM Groep NV	18,999	168,895
Koninklijke Boskalis Westminster NV	12,472	250,709
Koninklijke Philips Electronics NV ADR‡‡	28,299	420,255
Reed Elsevier NV	630,569	6,755,827
Royal Dutch Shell PLC‡‡	19,390	437,078
Royal Dutch Shell PLC Class A	306,365	6,893,798
Royal Dutch Shell PLC Class B‡‡	131,802	2,895,355
TNT NV	125,887	2,154,230
TomTom NV*‡‡	12,096	57,694
Unilever NVΔ‡‡	156,157	3,080,941
Vastned Retail NV REIT	6,159	248,678

		30,914,885

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.	1,060,562	1,379,513

Nigeria — 0.1%
First City Monument Bank PLC	9,843,791	259,222
Guaranty Trust Bank GDR@	98,845	279,731
United Bank for Africa PLC@	6,430,306	347,350

		886,303

Norway — 0.8%
DnB NOR ASA	229,000	1,030,810
Petroleum Geo-Services ASAΔ*	84,350	353,958
StatoilHydro ASA	167,187	2,958,027
Tandberg ASAΔ	26,200	386,361
Telenor ASA	495,700	2,839,863
Yara International ASAΔ	16,950	371,401

		7,940,420

Papua New Guinea — 0.0%
Lihir Gold, Ltd.	171,400	390,921

Peru — 0.0%
Compania de Minas Buenaventura SA ADRΔ	9,701	232,630

Philippines — 0.2%
International Container Terminal Services, Inc.	1,390,788	345,359

90	See Notes to Schedules of Investments.

	Shares	Value
Philippine Long Distance Telephone Co.	31,560	$1,433,506

		1,778,865

Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	26,017	160,217

Russia — 1.5%
Gazprom OAO ADRΔ	156,918	2,338,078
Kalina ADR@*	7,200	36,007
LSR Group GDR*	77,900	72,447
LUKOIL ADR	84,323	3,178,977
Magnit OAO@*	44,126	1,014,898
Mobile Telesystems ADRΔ	52,679	1,576,156
NovaTek OAO GDR	42,096	968,208
Novorossiysk Commercial Sea Port GDR	117,736	501,555
Pharmstandard GDR*	19,063	183,005
Raspadskaya@	297,672	312,556
Rosneft Oil Co. GDR*	53,394	234,934
Sberbank	1,904,378	1,175,953
Seventh Continent@*	26,476	158,856
VTB Bank OJSC GDRΔ	538,293	872,035
VTB Bank OJSC GDR*	19,000	30,400
X 5 Retail Group NV GDRΔ*	128,350	1,283,500

		13,937,565

Singapore — 1.4%
Ascendas, Ltd. REIT	4,000	3,209
CapitaMall Trust REIT	10,000	8,679
ComfortDelgro Corporation, Ltd.	42,000	37,556
Cosco Corporation Singapore, Ltd.Δ	1,257,000	677,695
DBS Group Holdings, Ltd.‡‡	9,000	50,002
Golden Agri-Resources, Ltd.	41,720	7,543
Haw Par Corporation, Ltd.	4,000	9,205
Indofood Agri Resources, Ltd.*	35,000	13,692
Jardine Cycle & Carriage, Ltd.	4,000	31,138
Keppel Corporation, Ltd.‡‡	440,000	1,449,357
Oversea-Chinese Banking Corporation‡‡	722,800	2,300,110
SembCorp Industries, Ltd.	664,000	1,025,938
SembCorp Marine, Ltd.	31,000	36,891
Singapore Airlines, Ltd.	5,000	32,874
Singapore Exchange, Ltd.	4,000	13,413
Singapore Petroleum Co., Ltd.	10,000	18,804
Singapore Technologies Engineering, Ltd.	6,000	9,704
Singapore Telecommunications, Ltd.‡‡	2,850,000	4,740,787
United Overseas Bank, Ltd.‡‡	307,000	1,961,958
United Overseas Land, Ltd.	5,000	6,147
Venture Corporation, Ltd.	4,000	13,255
Wilmar International, Ltd.Δ	238,000	496,045
Wing Tai Holdings, Ltd.	7,000	3,222

		12,947,224

South Africa — 1.1%
ABSA Group, Ltd.	10,623	107,884
AngloGold Ashanti, Ltd.	10,638	387,449
Bidvest Group, Ltd.	186,383	1,730,527
Impala Platinum Holdings, Ltd.	11,272	188,313
Mr. Price Group, Ltd.	131,374	336,323
MTN Group, Ltd.	76,086	843,392
Murray & Roberts Holdings, Ltd.	26,313	112,502
Naspers, Ltd.	23,921	404,050
Pick’n Pay Stores, Ltd.	86,790	270,380
Sasol, Ltd.	123,939	3,598,124
Shoprite Holdings, Ltd.	42,361	226,238
Standard Bank Group, Ltd.	321,696	2,699,903

		10,905,085

South Korea — 1.2%
Amorepacific Corporation	1,856	818,478
Hyundai Mobis	4,996	287,498
KB Financial Group, Inc.*	25,762	613,669
Korea Electric Power Corporation*	80,720	1,485,143
KTBNetwork*	22,929	62,161
LG Display Co., Ltd.*	5,850	118,628
LG Electronics, Inc.	3,340	220,695
LG Household & Health Care, Ltd.	5,240	570,121
LG Telecom, Ltd.	21,740	132,491
POSCO	2,188	576,560
Samsung Electronics Co., Ltd.	10,895	4,473,783
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A*	6,007	685,056
Samsung Fire & Marine Insurance Co., Ltd.*	6,168	713,450
Shinhan Financial Group Co., Ltd.*	42,971	764,208
Yuhan Corporation	1,692	226,293

		11,748,234

Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA‡‡	21,503	174,556
Banco Santander SA‡‡	1,236,316	8,524,958
Bolsas y Mercados Espanoles	2,901	67,103
Construcciones y Auxiliar de Ferrocarriles SA‡‡	280	90,212
Corporacion Financiera Alba	7,249	272,559
Criteria CaixaCorporation SA‡‡	16,260	52,495
Endesa SA‡‡	3,226	60,348
Gamesa Corporation Tecnologica SA	13,805	177,178
Gas Natural SDG SA‡‡	2,722	37,213
Iberdrola SA‡‡	1,054,650	7,398,398
Iberia Lineas Aereas de Espana	1,461	3,067
Inditex SAΔ	39,279	1,531,665
Laboratorios Almirall SA	11,553	100,078
Promotora de Informaciones SA	18,183	47,591
Prosegur Cia de Seguridad SA‡‡	2,171	58,496
Red Electrica de Espana	18,972	741,064
Repsol YPF SA‡‡	11,122	192,541
Tecnicas Reunidas SA	9,035	287,014
Telefonica SA‡‡	915,660	18,272,567
Union Fenosa SA‡‡	546	13,058

		38,102,161

Sri Lanka — 0.0%
Dialog Telekom, Ltd.@	2,779,310	117,605

Sweden — 0.6%
Alfa Laval ABΔ	47,400	358,986
Assa Abloy AB Class BΔ	186,530	1,747,428

See Notes to Schedules of Investments.	91

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Boliden AB	9,407	$48,526
Electrolux AB*	3,088	24,232
Hennes & Mauritz AB Class B‡‡	10,051	377,857
Industrivarden AB‡‡	9,952	71,134
Investor AB‡‡	776	9,842
Loomis AB*‡‡	1,324	10,230
NCC AB	2,344	16,826
Nordea Bank ABΔ‡‡	178,763	870,198
Securitas AB‡‡	6,422	46,879
Skanska AB‡‡	30,937	267,237
Ssab Svenskt Stal AB	27,716	236,042
Svenska Cellulosa AB‡‡	18,035	137,138
Svenska Handelsbanken ABΔ‡‡	32,057	454,369
Swedbank AB	38,355	128,326
Tele2 AB‡‡	29,958	253,313
Telefonaktiebolaget LM Ericsson Class BΔ*‡‡	105,146	863,488
Volvo AB‡‡	2,134	11,346

		5,933,397

Switzerland — 7.0%
ABB, Ltd.*‡‡	121,234	1,692,355
Actelion, Ltd.Δ*	24,901	1,136,438
Alcon, Inc.	8,200	745,462
Baloise Holding AG	17,860	1,143,021
Clariant AG*‡‡	17,405	67,430
Compagnie Financiere Richemont SAΔ‡‡	106,143	1,657,931
Credit Suisse Group‡‡	41,310	1,257,845
Helvetia Holding AG	7	1,491
Holcim, Ltd.‡‡	325	11,586
Julius Baer Holding AG	99,590	2,449,723
Lonza Group AGΔ*	3,084	304,796
Nestle SAΔ‡‡	493,317	16,676,481
Novartis AG‡‡	327,306	12,387,193
OC Oerlikon Corporation AG*	1,241	39,706
Roche Holding AG‡‡	78,249	10,737,498
Schindler Holding AG	395	18,652
SGS SA	308	323,342
Sonova Holding AGΔ	16,826	1,016,980
STMicroelectronics NV‡‡	58,597	294,904
Straumann Holding AGΔ	4,680	725,250
Sulzer AG*	1,888	97,361
Swatch Group AGΔ	21,996	1,317,550
Syngenta AGΔ‡‡	19,542	3,938,272
Synthes, Inc.	17,238	1,920,213
UBS AG	114,495	1,076,251
Zurich Financial Services AGΔ‡‡	42,519	6,727,288

		67,765,019

Taiwan — 1.4%
Acer, Inc.	452,000	679,759
AU Optronics Corporation	349,949	289,457
Chunghwa Telecom Co., Ltd.	1,547,656	2,824,956
High Tech Computer Corporation	26,300	323,399
HON HAI Precision Industry Co., Ltd.	158,000	357,354
MediaTek, Inc.	132,290	1,244,412
Quanta Computer, Inc.	284,890	359,977
Silicon Motion Technology Corporation ADRΔ*	11,700	32,526
Taiwan Semiconductor Manufacturing Co., Ltd.	3,206,094	4,859,437
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	262,295	2,347,540
Vanguard International Semiconductor Corporation	684,547	236,176
Yuanta Financial Holding Co., Ltd.	468,000	213,907

		13,768,900

Thailand — 0.1%
Central Pattana PCL ADRΔ	1,063,400	374,806
CP ALL PCL@	823,352	292,521
Siam Commercial Bank Public Co., Ltd.	368,700	566,591

		1,233,918

Turkey — 0.4%
Coca-Cola Icecek Uretim AS	89,253	421,372
Tupras Turkiye Petrol Rafine	12,749	128,046
Türkiye Garanti Bankasi AS*	1,369,295	1,943,489
Türkiye Is Bankasi	1	1
Yapi ve Kredi Bankasi*	966,985	994,464

		3,487,372

United Kingdom — 15.6%
Aegis Group PLC‡‡	107,834	128,035
AMEC PLC‡‡	247,137	1,891,807
Anglo American PLC‡‡	296,666	5,009,278
Antofagasta PLC‡‡	12,382	89,631
ARM Holdings PLC	127,760	187,899
Arriva PLC	404	2,148
AstraZeneca PLC‡‡	96,641	3,398,673
Atkins WS PLC	4,617	32,759
Autonomy Corporation PLC*	132,516	2,481,324
Aveva Group PLC‡‡	6,413	51,897
Aviva PLC‡‡	1,027,925	3,189,497
BAE Systems PLC‡‡	561,938	2,697,051
Barclays PLCΔ‡‡	396,403	841,789
BG Group PLC‡‡	721,916	10,928,079
BHP Billiton PLC‡‡	468,434	9,307,873
BP PLC‡‡	2,074,280	14,033,105
Bradford & Bingley PLC+Δ*	28,672	—
Brit Insurance Holdings PLC	4,902	12,696
British Land Co. PLC‡‡ REIT	64,419	333,447
BT Group PLC‡‡	610,226	684,703
Bunzl PLC‡‡	6,171	48,389
Burberry Group PLC	444,137	1,795,501
Cable & Wireless PLC‡‡	71,824	143,763
Capita Group PLC (The)	152,310	1,482,801
Carnival PLC	91,510	2,081,146
Centrica PLC‡‡	36,371	118,855
Charter International PLC	4,228	27,663
Close Brothers Group PLC	1,698	13,083
Compass Group PLC‡‡	1,181,798	5,409,270
CSR PLCΔ*	84,084	295,586
Drax Group PLC‡‡	23,600	174,899
Electrocomponents PLC‡‡	21,906	39,368
Friends Provident PLC‡‡	7,512	7,470
Game Group PLC‡‡	276,481	598,036
GKN PLCΔ	630,407	617,346
GlaxoSmithKline PLC‡‡	865,735	13,508,867
Hays PLC‡‡	146,445	152,867
HMV Group PLC‡‡	80,196	149,302
Home Retail Group PLC‡‡	36,808	118,699
HSBC Holdings PLCΔ‡‡	597,553	3,386,712
IG Group Holdings PLC	248,925	625,938

92	See Notes to Schedules of Investments.

	Shares	Value
IMI PLC‡‡	30,761	$119,722
Intermediate Capital Group PLC‡‡	21,575	93,102
International Personal Finance PLC	5,080	6,560
International Power PLC	97,632	294,883
Intertek Group PLC	106,769	1,356,558
Invensys PLC*‡‡	18,331	43,740
Investec PLC	2,595	10,872
J Sainsbury PLC‡‡	11,974	53,776
John Wood Group PLC	60,192	193,676
Kazakhmys PLC‡‡	4,802	25,562
Kesa Electricals PLC‡‡	80,670	109,093
Land Securities Group PLC REIT‡‡	4,507	28,276
Legal & General Group PLC‡‡	213,713	131,857
Lloyds TSB Group PLC‡‡	91,758	93,083
Man Group PLC‡‡	190,627	597,641
Marks & Spencer Group PLC	496,900	2,110,403
Michael Page International PLC	194,200	512,013
Micro Focus International PLC	100,919	437,305
Mondi PLC‡‡	56,970	120,980
National Express Group PLC	373,792	813,886
National Grid PLC	111,848	859,394
Next PLC	38,691	735,026
Old Mutual PLC‡‡	136,972	102,001
Petrofac, Ltd.‡‡	389,981	2,993,656
Prudential PLC	443,888	2,146,387
Reckitt Benckiser Group PLC‡‡	189,645	7,126,587
Reed Elsevier PLC‡‡	180,524	1,297,709
Regus PLC	10,471	11,043
Rexam PLC	310,209	1,201,774
Rio Tinto PLC‡‡	112,874	3,805,980
Rolls-Royce Group PLC*‡‡	488,139	2,059,186
Royal Bank of Scotland Group PLC*‡‡	421,509	103,723
Scottish & Southern Energy PLC	14,855	236,379
Segro PLC REIT	36,116	11,789
SIG PLC	21,252	8,996
Signet Jewelers, Ltd.*	58,190	674,628
Smith & Nephew PLC	108,412	671,995
Spirax-Sarco Engineering PLC	36,480	439,682
Stagecoach Group PLC‡‡	23,597	40,630
Standard Chartered PLC	276,841	3,441,943
Standard Life PLC‡‡	10,390	24,762
Tate & Lyle PLC‡‡	143,601	536,747
Tesco PLC‡‡	966,002	4,621,131
Thomas Cook Group PLC‡‡	16,792	57,825
Tomkins PLC‡‡	96,146	167,270
Travis Perkins PLC	274,294	1,739,575
Trinity Mirror PLC	8,159	3,073
Tullett Prebon PLC	3,135	9,458
Tullow Oil PLC	257,428	2,966,033
Unilever PLC‡‡	391,219	7,398,438
United Utilities Group PLC‡‡	14,311	99,282
Vedanta Resources PLCΔ‡‡	30,041	291,169
Vodafone Group PLC‡‡	3,620,344	6,376,407
WH Smith PLC	90,069	459,753
WPP PLC‡‡	655,566	3,694,344
Yell Group PLC	298,228	53,489

		149,717,504

Total Foreign Common Stocks (Cost $1,316,097,013)		929,553,765

FOREIGN PREFERRED STOCKS — 0.8%
Belgium — 0.0%
Fortis*	106,120	141

Brazil — 0.6%
Banco Bradesco SA	150,350	1,498,477
Eletropaulo Metropolitana de Sao Paulo SA Class B	61,167	863,022
Investimentos Itau SA	488,458	1,680,308
Petroleo Brasileiro SA	113,500	1,400,310
Ultrapar Participacoes SA	9,600	229,266
Usinas Siderurgicas de Minas Gerais SA	1,400	17,762

		5,689,145

Chile — 0.0%
Embotelladora Andina SA	66,700	151,911

Germany — 0.0%
Fresenius AG	3,482	159,882
RWE AG	395	24,592
Volkswagen AG‡‡	848	48,829

		233,303

Ireland — 0.1%
CRH PLC*	19,057	414,478

Russia — 0.0%
URSA Bank	860,100	172,020

South Korea — 0.1%
Samsung Electronics Co., Ltd.	5,943	1,355,515

Total Foreign Preferred Stocks (Cost $11,664,324)		8,016,513

RIGHTS — 0.1%
Fortis+*	355,003	—
HSBC Holdings PLC*	164,492	932,278
Nordea Bank AB*	1,732,500	198,135

Total Rights (Cost $828,988)		1,130,413

MONEY MARKET FUNDS — 9.8%
GuideStone Money Market Fund (GS4 Class)¥	22,200,683	22,200,683
Northern Institutional Liquid Assets Portfolio§	72,100,210	72,100,210

Total Money Market Funds (Cost $94,300,893)		94,300,893

TOTAL INVESTMENTS — 107.3% (Cost $1,422,891,218)		1,033,001,584

SECURITIES SOLD SHORT — (1.6)%
Australia — (0.1)%
Abb Grain, Ltd.	(11,183)	(46,501)
Adelaide Brighton, Ltd.	(23,163)	(31,488)
Alumina, Ltd.	(27,818)	(24,759)
Beach Petroleum Ltd.	(29,127)	(17,823)
Cochlear, Ltd.	(1,697)	(59,119)
Computershare, Ltd.	(8,585)	(52,413)
Duet Group	(31,915)	(38,171)
Energy Resources of Australia, Ltd.	(1,942)	(28,682)
Goodman Fielder, Ltd.	(34,983)	(25,420)
GWA International, Ltd.	(59,877)	(99,925)
Harvey Norman Holdings, Ltd.	(15,117)	(27,015)
Nufarm, Ltd.	(3,999)	(31,422)

See Notes to Schedules of Investments.	93

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Paladin Energy, Ltd.*	(27,708)	$(65,507)
PaperlinX, Ltd.	(42,590)	(16,436)
Primary Health Care, Ltd.	(15,712)	(49,711)
Ramsay Health Care, Ltd.	(7,304)	(50,027)
Seek, Ltd.	(12,999)	(25,309)
Seven Network, Ltd.	(4,971)	(20,359)
SP Ausnet	(35,837)	(22,677)
Spark Infrastructure Group	(85,731)	(60,507)
Toll Holdings, Ltd.	(8,995)	(39,092)
United Group, Ltd.	(4,502)	(28,738)
West Australian Newspapers Holdings, Ltd.	(10,997)	(33,875)

		(894,976)

Belgium — 0.0%
Telenet Group Holding NV	(9,217)	(156,011)

Denmark — (0.1)%
Coloplast A/S	(697)	(42,892)
D/S Torm A/S	(7,908)	(60,371)
FLSmidth & Co. A/S	(4,768)	(121,191)
Topdanmark A/S*	(1,772)	(174,471)
Trygvesta AS	(5,902)	(298,450)
William Demant Holding	(1,844)	(74,170)

		(771,545)

Finland — (0.1)%
Elisa OYJ	(3,010)	(43,950)
Kesko OYJ	(1,577)	(32,748)
Nokian Renkaat OYJ	(9,264)	(108,804)
Sanoma OYJ	(12,581)	(160,800)

		(346,302)

France — (0.1)%
Bureau Veritas SA	(5,216)	(197,505)
Electricite de France	(1,530)	(60,038)
Eramet	(70)	(15,399)
Etablissements Maurel Et Prom	(1,244)	(16,825)
Eutelsat Communications*	(2,406)	(51,146)
Imerys SA	(797)	(29,178)
Ipsen SA	(2,596)	(99,988)
JC Decaux SA	(18,752)	(212,267)
Mercialys SA REIT	(170)	(4,924)
Neopost SA	(808)	(62,698)
Orpea	(7,971)	(315,273)
Pagesjaunes Groupe	(13,632)	(115,316)
Renault SA	(2,499)	(51,413)
Societe Television Francaise 1	(7,268)	(56,982)

		(1,288,952)

Germany — (0.1)%
Beiersdorf AG	(1,630)	(73,176)
Demag Cranes AG	(25)	(435)
Fraport AG Frankfurt Airport Services Worldwide	(5,171)	(166,465)
Gildemeister AG	(319)	(2,475)
Hamburger Hafen und Logistik AG	(319)	(7,883)
Krones AG	(2,284)	(72,768)
Porsche Automobil Holding SE	(1,583)	(74,411)
SGL Carbon AG*	(3,094)	(73,787)
Solarworld AG	(15,712)	(321,893)
Stada Arzneimittel AG	(2,761)	(45,193)
Symrise AG	(23,387)	(276,852)
United Internet AG	(7,906)	(66,070)
Vossloh AG	(606)	(64,322)

		(1,245,730)

Italy — 0.0%
A2A SpA	(78,928)	(119,860)
Autogrill SpA	(3,470)	(20,008)
Geox SpA	(6,504)	(40,614)

		(180,482)

Japan — (0.4)%
ABC-Mart, Inc.	(3,100)	(59,253)
AIOI Insurance Co., Ltd.	(3,000)	(11,517)
Air Water, Inc.	(5,000)	(43,542)
Aozora Bank, Ltd.	(28,000)	(30,550)
Asahi Kasei Corporation	(2,000)	(7,173)
Asics Corporation	(5,000)	(34,248)
Bank of Kyoto, Ltd. (The)	(5,000)	(42,026)
Bank of Yokohama, Ltd. (The)	(8,000)	(33,783)
Capcom Co., Ltd.	(4,900)	(86,431)
Chiba Bank, Ltd. (The)	(10,000)	(48,997)
Citizen Holdings Co., Ltd.	(6,800)	(27,479)
Daido Steel Co., Ltd.	(14,000)	(34,369)
Daikin Industries, Ltd.	(1,500)	(40,612)
Denki Kagaku Kogyo KK	(20,000)	(35,763)
Disco Corporation	(1,000)	(24,600)
Don Quijote Co., Ltd.	(4,400)	(56,231)
Eisai Co., Ltd.	(3,100)	(90,195)
Electric Power Development Co., Ltd.	(1,300)	(38,349)
Fuji Electric Holdings Co., Ltd.	(26,000)	(30,469)
Fuji Oil Co., Ltd.	(3,300)	(35,272)
Fujikura, Ltd.	(10,000)	(27,378)
Hikari Tsushin, Inc.	(3,200)	(59,645)
Hiroshima Bank, Ltd. (The)	(14,000)	(53,038)
Hitachi Construction Machinery Co., Ltd.	(2,400)	(30,768)
Hitachi Metals, Ltd.	(8,000)	(55,685)
Hokuto Corporation	(200)	(3,453)
Hosiden Corporation	(1,800)	(17,621)
Idemitsu Kosan Co., Ltd.	(600)	(44,734)
Isetan Mitsukoshi Holdings, Ltd.	(3,400)	(26,002)
IT Holdings Corporation	(1,700)	(19,476)
Jafco Co., Ltd.	(700)	(12,340)
Japan Petroleum Exploration Co., Ltd.	(800)	(32,086)
Joyo Bank, Ltd. (The)	(24,000)	(110,077)
Komatsu, Ltd.	(700)	(7,567)
Komeri Co., Ltd.	(1,500)	(28,656)
K’s Holdings Corporation	(4,800)	(64,058)
Kurita Water Industries, Ltd.	(3,400)	(65,022)
Kyowa Exeo Corporation	(7,000)	(56,574)
McDonald’s Holdings Co. Japan, Ltd.	(4,700)	(79,960)
Mitsubishi Tanabe Pharma Corporation	(3,000)	(29,429)
Mitsui Engineering & Shipbuilding Co., Ltd.	(12,000)	(19,882)
Mizuho Trust & Banking Co., Ltd.	(84,000)	(77,224)
Mori Seiki Co., Ltd.	(800)	(7,201)
NET One Systems Co., Ltd.	(6)	(7,868)
NGK Spark Plug Co., Ltd.	(16,000)	(134,647)
Nihon Unisys, Ltd.	(4,200)	(29,829)
Nippon Shokubai Co., Ltd.	(5,000)	(31,419)
Nipro Corporation	(2,000)	(30,995)

94	See Notes to Schedules of Investments.

	Shares	Value
Nissan Chemical Industries, Ltd.	(8,000)	$(66,353)
Nissay Dowa General Insurance Co., Ltd.	(5,000)	(18,993)
Nisshin Steel Co., Ltd.	(24,000)	(40,006)
Nissin Foods Holdings Co., Ltd.	(200)	(5,859)
Nitori Co., Ltd.	(550)	(30,671)
NOK Corporation	(2,700)	(22,831)
Nomura Research Institute, Ltd.	(5,900)	(91,196)
NSK Ltd.	(11,000)	(41,895)
NTT Data Corporation	(7)	(18,896)
Olympus Corporation	(4,000)	(63,848)
Oracle Corporation	(1,200)	(45,098)
Oriental Land Co., Ltd.	(200)	(12,689)
Osaka Securities Exchange Co., Ltd.	(9)	(28,641)
Otsuka Corporation	(1,100)	(40,673)
Point, Inc.	(2,400)	(108,380)
Rakuten, Inc.	(94)	(44,823)
Sankyu, Inc.	(15,000)	(39,400)
Santen Pharmaceutical Co., Ltd.	(500)	(13,840)
Sanyo Electric Co., Ltd.	(7,000)	(10,325)
Shimadzu Corporation	(1,000)	(6,354)
Shimamura Co., Ltd.	(1,000)	(53,139)
Shimizu Corporation	(10,000)	(41,319)
Showa Denko KK	(44,000)	(53,786)
Square Enix Holdings Co., Ltd.	(400)	(7,512)
Sugi Holdings Co., Ltd.	(2,700)	(49,317)
Sumitomo Heavy Industries, Ltd.	(10,000)	(32,833)
Sumitomo Rubber Industries, Inc.	(11,600)	(76,876)
Sundrug Co., Ltd.	(700)	(10,622)
Suruga Bank, Ltd.	(23,000)	(188,210)
Sysmex Corporation	(1,400)	(44,411)
Taiheiyo Cement Corporation	(5,000)	(7,274)
Taiyo Nippon Sanso Corporation	(5,000)	(32,379)
Teijin, Ltd.	(1,000)	(2,152)
Tokai Carbon Co., Ltd.	(2,000)	(7,961)
Tokyo Broadcasting System, Inc.	(700)	(9,151)
Toray Industries, Inc.	(10,000)	(39,905)
Toshiba Corporation	(29,000)	(74,415)
Toyota Boshoku Corporation	(200)	(2,043)
Trend Micro, Inc.	(2,500)	(69,960)
Tsumura & Co.	(1,600)	(41,218)
Ushio, Inc.	(3,600)	(50,335)
Yahoo! Japan Corporation	(428)	(111,859)
Yakult Honsha Co., Ltd.	(3,100)	(54,931)
Yamada Denki Co., Ltd.	(1,500)	(58,494)
Yamaguchi Financial Group, Inc.	(1,000)	(9,365)
Yamatake Corporation	(300)	(5,119)

		(3,858,850)

Jersey — 0.0%
Randgold Resources, Ltd.	(1,291)	(68,260)

Netherlands — (0.1)%
Aalberts Industries NV	(8,568)	(46,217)
ASML Holding NV	(9,530)	(169,032)
Fugro NV	(1,490)	(47,412)
Nutreco Holding NV	(4,218)	(151,057)
OPG Groep NV	(5,310)	(48,608)
Qiagen NV	(2,050)	(32,793)
Randstad Holding NV	(11,736)	(199,272)
SBM Offshore NV	(14,718)	(196,130)
Smit Internationale NV	(1,787)	(102,020)

		(992,541)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(17,370)	(63,532)

Spain — (0.1)%
Acciona SA	(2,410)	(247,990)
Cintra Concesiones de Infraestructuras de Transporte SA	(38,647)	(173,038)
Grifols SA	(6,739)	(97,145)

		(518,173)

Sweden — (0.1)%
Atlas Copco AB, Class A	(6,376)	(47,901)
Hexagon AB	(13,118)	(63,839)
Lundin Petroleum AB	(19,155)	(104,172)
Modern Times Group AB	(3,086)	(52,657)
Sandvik AB	(8,845)	(50,685)
Scania AB	(2,575)	(20,990)
Teliasonera AB	(110,385)	(531,821)

		(872,065)

Switzerland — (0.1)%
EFG International AG	(12,021)	(89,658)
Galenica AG	(1,248)	(360,432)
Givaudan SA	(409)	(211,992)
Kudelski SA	(5,501)	(52,289)
Kuehne + Nagel International AG	(382)	(22,300)
Logitech International SA*	(2,561)	(26,526)
Lonza Group AG*	(168)	(16,604)
Nobel Biocare Holding AG	(3,122)	(53,263)
Straumann Holding AG	(59)	(9,143)
Valiant Holding	(403)	(70,984)

		(913,191)

United Kingdom — (0.3)%
Admiral Group PLC	(5,526)	(67,674)
Aggreko PLC	(368)	(2,596)
Amlin PLC	(25,225)	(124,507)
ARM Holdings PLC	(6,113)	(8,990)
Associated British Foods PLC	(8,118)	(74,606)
Autonomy Corporation PLC*	(3,771)	(70,611)
Bellway PLC	(20,022)	(194,635)
British Sky Broadcasting Group PLC	(36,263)	(225,558)
Burberry Group PLC	(26,378)	(106,638)
Dana Petroleum PLC	(1,004)	(16,005)
Firstgroup PLC	(14,192)	(54,472)
ICAP PLC	(1,356)	(5,920)
Inmarsat PLC	(27,132)	(190,466)
International Power PLC	(31,570)	(95,352)
Intertek Group PLC	(17,454)	(221,762)
ITV PLC	(135,878)	(37,043)
London Stock Exchange Group PLC	(1,732)	(14,053)
Lonmin PLC	(4,972)	(101,517)
Marks & Spencer Group PLC	(5,338)	(22,671)
Meggitt PLC	(53,068)	(97,655)
Misys PLC	(23,311)	(42,144)
Northumbrian Water Group PLC	(28,724)	(89,951)
Pennon Group PLC	(18,754)	(108,982)
Premier Farnell PLC	(18,118)	(30,936)

See Notes to Schedules of Investments.	95

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Premier Oil PLC*	(1,151)	$(17,555)
Provident Financial PLC	(4,533)	(54,407)
Rentokil Initial PLC	(38,305)	(24,458)
Rexam PLC	(4,083)	(15,818)
RSA Insurance Group PLC	(12,232)	(22,834)
Sage Group PLC	(52,118)	(126,530)
Serco Group PLC	(10,240)	(53,739)
SIG PLC	(4,515)	(6,802)
Smith & Nephew PLC	(3,319)	(20,573)
Smiths Group PLC	(9,577)	(91,931)
VT Group PLC	(9,817)	(66,626)
Weir Group PLC (The)	(22,237)	(132,014)
Wellstream Holdings PLC	(25,295)	(156,792)

		(2,794,823)

Total Securities Sold Short (Cost $(15,121,764))		(14,965,433)

Liabilities in Excess of Other Assets — (5.7)%		(55,173,600)

NET ASSETS — 100.0%		$962,862,551

Swap agreements outstanding at March 31, 2009:

Description	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Euro Norwegian Kroner
MSCI NDDLNO Index(u)	06/17/09	$(1,818,414)	$(593)

			$(593)

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
Japan	17.0
United Kingdom	15.6
France	9.1
Germany	7.1
Switzerland	7.0
Australia	4.5
Spain	4.0
Hong Kong	3.9
Netherlands	3.2
China	2.7
Brazil	1.8
Italy	1.8
Canada	1.7
Russia	1.5
India	1.4
Singapore	1.4
Taiwan	1.4
South Korea	1.2
South Africa	1.1
Denmark	1.0
Mexico	1.0
Israel	0.8
Norway	0.8
Indonesia	0.7
Sweden	0.6
Greece	0.5
Belgium	0.4
Finland	0.4
Turkey	0.4
Chile	0.3
Egypt	0.3
Bermuda	0.2
Czech Republic	0.2
Hungary	0.2
Ireland	0.2
Luxembourg	0.2
Malaysia	0.2
New Zealand	0.2
Philippines	0.2
Austria	0.1
Colombia	0.1
Nigeria	0.1
Thailand	0.1
Argentina	—	**
Estonia	—	**
Jersey	—	**
Kazakhstan	—	**
Papua New Guinea	—	**
Peru	—	**
Poland	—	**
Sri Lanka	—	**

Total Foreign Common Stocks	96.6

Total Money Market Funds	9.8

Total Futures Contracts	3.4

Total Foreign Preferred Stocks	0.8

Total Rights	0.1

Total Forward Foreign Currency Contracts	3.0

Total Securities Sold Short	(1.6)

Total Investments	112.1

**	Rounds to less than 0.005%.

96	See Notes to Schedules of Investments.

FAS 157 DISCLOSURE

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices	$1,025,950,508	$920,108
Level 2 — Other Significant Observable Inputs	7,042,080	329,186
Level 3 — Significant Unobservable Inputs	8,996	—

Total Assets	$1,033,001,584	$1,249,294

Liabilities:
Level 1 — Quoted Prices	$(14,965,433)	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(14,965,433)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance, 12/31/08	$31,580	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Changed in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	(31,580)	—
Transfers in and/or out of Level 3	8,996	—

Balance, 03/31/09	$8,996	$—

See Notes to Schedules of Investments.	97

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2009, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of 144A Securities
Money Market	$28,300,000	2.46%
Low-Duration Bond	40,319,848	6.79
Medium-Duration Bond	56,649,975	7.17
Extended-Duration Bond	44,083,602	12.18
Global Bond	16,303,461	10.32
Small Cap Equity	2,689,440	0.93
International Equity	685,056	0.07

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is valued at fair value (2).
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security (1).
Ω	—	Interest rates shown reflect the effective yields as of March 31, 2009.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
(2)	Fair valued securities were held in the Equity Index Fund, Value Equity Fund, Small Cap Equity Fund and International Equity Fund at an aggregate market value of $0, $1,209, $0 and $21,609, respectively, which amounted to 0.00% of each of those funds.

FOREIGN CURRENCY FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(H)	—	Par is denominated in Hungarian Fornit (HUF).
(I)	—	Par is denominated in Iceland Kronur (ISK).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(L)	—	Par is denominated in Turkish Lira (TRY).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(R)	—	Par is denominated in Russian Rubles (RUB).
(T)	—	Par is denominated in Thailand Baht (THB).
(U)	—	Par is denominated in British Pounds (GBP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Y)	—	Par is denominated in Egyptian Pounds (EGP).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

SWAP AGREEMENT FOOTNOTES:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CS	—	Counterparty to contract is Credit Suisse International.
DEU	—	Counterparty to contract is Deutsche Bank AG.
GSCM	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
UBS	—	Counterparty to contract is UBS AG.
(u)	—	The Fund receives monthly payments based on any positive monthly duration adjusted return of the respective Index. The Fund makes payments on any such negative monthly duration adjusted return of such index.

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NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed-income securities are valued by the sub-adviser using various methodologies. Due to excessive volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses Interactive Data (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID. On March 31, 2009, the International Equity Fund did not utilize fair value pricing for its foreign common stocks.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments for each respective fund.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors).

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the fiscal year ending March 31, 2009, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract is treated as part of the cost and is reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

Credit default swaps are carried at their estimated fair value, as determined in good faith by the Board of Trustees. In determining fair value, the Board of Trustees considers the value provided by the counterparty as well as the use of a proprietary model. In addition to credit quality, the sub-advisors monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Footnote 2(c), Swap Agreements.

As of March 31, 2009, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyer (“receiving protection”) on a total notional amount of $43,537,195 and $48,245,030, respectively, and are the seller (“providing protection”) on a total notional amount of $0 and $10,400,000, respectively. The notional amounts of the swaps approximates the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond
Fair value of written credit derivatives	$(4,024,501)	$(148,601)	$(747,500)	$—	$(4,920,602)
Maximum potential amount of future payments	(8,400,000)	(1,000,000)	(1,000,000)	—	(10,400,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Futures Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	—	1,000,000	—	1,000,000
251 - 500	—	—	—	8,400,000	—	8,400,000
501 - 1,000	—	—	—	—	1,000,000	1,000,000
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$—	$9,400,000	$1,000,000	$10,400,000

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand the Fund’s objectives for using derivative instruments, the context needed to understand those objectives, and its strategies for achieving them. Information about those instruments is disclosed below in the context of each instrument’s primary underlying risk exposure (e.g., interest rate, equity, credit, or foreign exchange).

	Fair Values of Asset Derivative Instruments
Fund	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total Derivatives
MyDestination 2005	$—	$—	$—	$11,341	$—	$11,341
MyDestination 2015	—	—	—	27,263	—	27,263
MyDestination 2025	—	—	—	23,009	—	23,009
MyDestination 2035	—	—	—	18,231	—	18,231
MyDestination 2045	—	—	—	28,225	—	28,225
Conservative Allocation	—	—	—	72,306	—	72,306
Balanced Allocation	—	—	—	705,433	—	705,433
Growth Allocation	—	—	—	891,052	—	891,052
Aggressive Allocation	—	—	—	959,767	—	959,767
Conservative Allocation I	—	—	—	12,912	—	12,912
Balanced Allocation I	—	—	—	136,886	—	136,886
Growth Allocation I	—	—	—	104,491	—	104,491
Aggressive Allocation I	—	—	—	120,305	—	120,305

	Fair Values of Asset Derivative Instruments
Fund	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total Derivatives
Low-Duration Bond	$92,142,960	$775,884	$49,891,128	$—	$—	$142,809,972
Medium-Duration Bond	205,320,602	(1,068,072)	95,072,604	—	—	299,325,134
Global Bond	109,279	(1,319,454)	—	—	—	(1,210,175)
Equity Index	—	—	—	829,434	—	829,434
Real Estate Securities	—	—	—	290,657	—	290,657
Value Equity	—	—	—	3,734,504	—	3,734,504
Growth Equity	—	—	—	5,353,173	—	5,353,173
Small Cap Equity	71,218	—	—	4,587,783	—	4,659,001
International Equity	24,127	978,694	—	578,622		1,581,443

	Fair Values of Liability Derivative Instruments
Fund	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total Derivatives
Low-Duration Bond	$(104,045,998)	$(1,027,729)	$(42,097,254)	$—	$—	$(147,170,981)
Medium-Duration Bond	(227,103,460)	(473,936)	(92,598,785)	—	—	(320,176,181)
Global Bond	—	605,748	—	—	—	605,748
Small Cap Equity	(27,103)	(4,621)	—	—	—	(31,724)
International Equity	(96,491)	(649,508)	—	143,261	—	(602,738)

2. Futures Contracts

Investments as of March 31, 2009, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
MyDestination 2005
June 2009 S&P 500® E-Mini	9	$357,660	$11,341

MyDestination 2015
June 2009 S&P 500® E-Mini	30	$1,192,200	$27,263

MyDestination 2025
June 2009 S&P 500® E-Mini	27	$1,072,980	$23,009

MyDestination 2035
June 2009 S&P 500® E-Mini	18	$715,320	$18,231

MyDestination 2045
June 2009 S&P 500® E-Mini	15	$596,100	$28,225

Conservative Allocation Fund
June 2009 S&P 500®	7	$1,390,900	$72,306

Balanced Allocation Fund
June 2009 S&P 500®	67	$13,312,900	$705,433

Growth Allocation Fund
June 2009 S&P 500®	60	$11,922,000	$891,052

Aggressive Allocation Fund
June 2009 S&P 500®	59	$11,723,300	$959,767

Conservative Allocation Fund I
June 2009 S&P 500® E-Mini	6	$238,440	$12,912

Balanced Allocation Fund I
June 2009 S&P 500® E-Mini	67	$2,662,580	$136,886

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Growth Allocation Fund I
June 2009 S&P 500® E-Mini	53	$2,106,220	$104,491

Aggressive Allocation Fund I
June 2009 S&P 500® E-Mini	56	$2,225,440	$120,305

Low-Duration Bond Fund
June 2009 2-Year U.S. Treasury Note	285	$62,098,829	$399,623
June 2009 5-Year U.S. Treasury Note	1	118,766	170
June 2009 90-Day Euro	211	52,169,750	322,476
June 2009 Euro-BOBL	207	32,057,814	75,173
June 2009 Euro-Bund	12	1,983,818	(1,939)
June 2009 Euro-Schatz	60	8,632,868	(9,759)
June 2009 Long Gilt	24	4,242,892	63,948
September 2009 90-Day Euro	246	60,826,576	1,432,992
December 2009 90-Day Sterling	185	32,653,193	792,433
March 2010 90-Day Euro	197	48,609,750	1,051,488
March 2010 90-Day Sterling	55	9,694,882	14,675
June 2010 3-Month EURIBOR	43	14,037,618	(56)
September 2010 3-Month EURIBOR	33	10,750,528	631
September 2010 90-Day Sterling	81	14,322,953	624,480

			$4,766,335

Medium-Duration Bond Fund
June 2009 10-Year U.S. Treasury Note	(223)	$(27,669,422)	$(677,295)
March 2010 90-Day Euro	283	69,830,250	1,527,012
June 2009 90-Day Euro	522	129,064,500	323,107
September 2009 90-Day Euro	216	53,408,700	561,037
June 2009 5-Year U.S. Treasury Note	489	58,076,391	729,814
June 2009 2-Year U.S. Treasury Note	13	2,832,578	6,219
June 2009 10-Year U.S. Treasury Note	110	13,648,594	324,756
June 2009 Long U.S. Treasury Bond	113	14,656,453	392,877
June 2010 3-Month EURIBOR	51	16,650,873	1,506
September 2010 3-Month EURIBOR	38	12,379,396	731
September 2009 90-Day Sterling	29	5,127,971	175,284
December 2009 90-Day Sterling	290	51,186,087	1,810,743
June 2009 Euro-BOBL	11	1,703,555	6,825
June 2009 EuroBund	48	7,935,270	70,635

			$5,253,251

	Open Long (Short) Contracts	Notional Value on Futures	Net Unrealized Gain (Loss) on Futures
Global Bond Fund
June 2009 5-Year U.S. Treasury Note	56	$6,650,875	$88,128
June 2009 10-Year U.S. Treasury Note	7	868,547	22,168
June 2009 Euro-BOBL	28	4,336,323	(6,391)
June 2009 Euro-Bund	9	1,487,863	5,374

			$109,279

Equity Index Fund
June 2009 S&P 500®	60	$11,922,000	$829,434

Real Estate Securities Fund
June 2009 Russell 2000® IMM-Mini	169	$7,119,970	$290,657

Value Equity Fund
June 2009 S&P 500®	211	$41,925,700	$3,646,099
June 2009 S&P 500® E-Mini	44	1,748,560	88,405

			$3,734,504

Growth Equity Fund
June 2009 S&P 500®	334	$66,365,800	$5,353,173

Small Cap Equity Fund
June 2009 Russell 2000® EMM-Mini	996	$41,961,480	$4,587,783
June 2009 2-Year U.S. Treasury Note	7	1,525,234	6,731
June 2009 5-Year U.S. Treasury Note	39	4,631,859	46,930
June 2009 Euro-Bund	5	826,591	5,321
June 2009 U.S. Long Treasury Bond	(5)	(648,515)	(19,619)
June 2009 10-Year U.S. Treasury Note	9	1,116,703	12,236

			$4,639,382

International Equity Fund
April 2008 Hang Seng Index	(16)	$(1,413,878)	$18,233
April 2008 IBEX 35	20	2,070,894	45,087
April 2009 AEX Index	27	1,548,966	28,959
April 2009 CAC40 Index	60	2,238,033	27,914
April 2009 MSCI Singapore Index	2	53,545	(120)
April 2009 OMXS30 Index	56	439,278	6,862
June 2008 DJ Euro Stoxx 50®	426	11,280,083	203,842
June 2009 DAX Index	(11)	(1,498,731)	(25,552)
June 2009 FTSE 100 Index®	188	10,479,814	244,001
June 2009 S&P/MIB Index	19	1,947,281	183,979
June 2009 S&P/TSE 60	(6)	(500,635)	(18,140)
June 2009 SPI 200®	(41)	(2,541,616)	(76,659)
June 2009 SPI 200®	61	3,781,428	126,433
June 2009 TOPIX Index®	(12)	(941,961)	(85,243)
June 2009 TOPIX Index®	80	6,279,739	312,876
June 2009 Swiss Synthetic Future	(51)	(2,181,490)	(96,491)
June 2009 Swiss Synthetic Future	51	2,109,126	24,127

			$920,108

3. Forward Foreign Currency Contracts

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
04/09/09	British Pounds	4,586,000	U.S. Dollars	$(6,328,542)	$(251,805)
04/09/09	British Pounds	6,387,000	U.S. Dollars	(9,239,338)	74,778
04/09/09	British Pounds	530,000	U.S. Dollars	(781,464)	20,979
04/09/09	U.S. Dollars	990,769	British Pounds	721,000	43,777
04/09/09	U.S. Dollars	6,277,163	British Pounds	4,568,000	277,356
04/09/09	U.S. Dollars	1,000,000	British Pounds	721,387	35,102
04/09/09	U.S. Dollars	906,000	British Pounds	653,200	31,262
04/09/09	U.S. Dollars	259,349	British Pounds	184,000	4,668
04/09/09	U.S. Dollars	105,484	British Pounds	73,000	(738)
04/09/09	U.S. Dollars	790,817	British Pounds	536,000	(21,723)
04/14/09	British Pounds	4,251,000	U.S. Dollars	(5,984,218)	(115,526)
04/14/09	Euro	560,000	U.S. Dollars	(758,607)	14,614
04/14/09	Euro	8,942,000	U.S. Dollars	(11,300,632)	(579,344)
04/14/09	Euro	552,000	U.S. Dollars	(697,078)	(36,286)
04/14/09	U.S. Dollars	364,476	Euro	269,000	(7,094)
04/27/09	U.S. Dollars	221,008	Canadian Dollars	275,000	(2,883)
05/06/09	U.S. Dollars	3,277,178	ChineseYuan Renminbi	22,684,625	42,831
05/20/09	Euro	174,500	U.S. Dollars	(224,974)	(6,868)
06/10/09	British Pounds	170,000	U.S. Dollars	(237,719)	(6,264)
07/15/09	Chinese Yuan Renminbi	2,376,990	U.S. Dollars	(343,000)	(5,148)
07/15/09	Chinese Yuan Renminbi	2,716,560	U.S. Dollars	(392,000)	(5,884)
07/15/09	Chinese Yuan Renminbi	2,467,970	U.S. Dollars	(356,000)	(5,474)
07/15/09	Chinese Yuan Renminbi	5,462,810	U.S. Dollars	(788,000)	(12,116)
07/15/09	Chinese Yuan Renminbi	7,008,758	U.S. Dollars	(1,011,000)	(15,545)
07/15/09	Chinese Yuan Renminbi	7,018,220	U.S. Dollars	(1,012,000)	(15,931)
07/15/09	Chinese Yuan Renminbi	11,131,090	U.S. Dollars	(1,597,000)	(33,326)
07/15/09	Chinese Yuan Renminbi	3,490,000	U.S. Dollars	(500,000)	(11,166)
07/15/09	Chinese Yuan Renminbi	9,814,000	U.S. Dollars	(1,400,000)	(37,417)
07/15/09	U.S. Dollars	1,025,000	ChineseYuan Renminbi	6,970,000	(4,132)
07/15/09	U.S. Dollars	3,047,815	ChineseYuan Renminbi	20,780,000	(4,251)
09/08/09	U.S. Dollars	1,610,000	ChineseYuan Renminbi	11,100,145	17,907

					$(615,647)

Medium-Duration Bond Fund
04/09/09	British Pounds	4,660,000	U.S. Dollars	$6,741,086	$54,558
04/09/09	British Pounds	1,981,000	U.S. Dollars	2,733,721	(108,770)
04/09/09	British Pounds	524,000	U.S. Dollars	772,617	20,741
04/09/09	U.S. Dollars	700,000	British Pounds	504,971	24,571
04/09/09	U.S. Dollars	2,711,218	British Pounds	1,973,000	119,795
04/09/09	U.S. Dollars	465,840	British Pounds	339,000	20,583
04/09/09	U.S. Dollars	794,000	British Pounds	572,451	27,397
04/09/09	U.S. Dollars	831,822	British Pounds	595,000	21,930
04/09/09	U.S. Dollars	451,474	British Pounds	306,000	(12,402)
04/14/09	Euro	4,801,000	U.S. Dollars	6,062,813	(315,598)
04/14/09	Euro	1,281,000	U.S. Dollars	1,735,313	33,429
04/14/09	Malaysian Ringgits	1,904,840	U.S. Dollars	523,380	1,102

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
04/14/09	U.S. Dollars	$774,344	Euro	584,000	$1,534
04/14/09	U.S. Dollars	1,480,889	Euro	1,095,000	(26,117)
04/14/09	U.S. Dollars	457,966	Euro	338,000	(8,913)
04/14/09	U.S. Dollars	80,000	Malaysian Ringgits	280,280	(3,152)
04/14/09	U.S. Dollars	80,000	Malaysian Ringgits	279,640	(3,327)
04/14/09	U.S. Dollars	170,000	Malaysian Ringgits	597,720	(6,114)
04/14/09	U.S. Dollars	20,000	Malaysian Ringgits	70,220	(747)
04/14/09	U.S. Dollars	90,000	Malaysian Ringgits	316,530	(3,212)
04/14/09	U.S. Dollars	100,000	Malaysian Ringgits	360,450	(1,170)
04/17/09	Euro	471,109	U.S. Dollars	601,135	(24,756)
04/17/09	Euro	349,512	U.S. Dollars	445,977	(18,367)
04/17/09	U.S. Dollars	472,296	Euro	349,512	(7,951)
05/06/09	U.S. Dollars	3,793,266	China Yuan Renminbi	26,256,986	49,576
05/06/09	U.S. Dollars	6,895,336	Russian Rubles	168,263,445	(1,998,288)
05/06/09	Russian Rubles	168,263,445	U.S. Dollars	5,146,984	249,936
05/07/09	Japanese Yen	67,410,000	U.S. Dollars	692,999	11,621
05/12/09	Canadian Dollars	1,842,980	U.S. Dollars	1,478,346	16,246
05/12/09	Euro	1,448,485	U.S. Dollars	1,872,529	(51,884)
05/12/09	U.S. Dollars	939,036	Canadian Dollars	1,175,203	(6,707)
05/19/09	Mexican Pesos	46,864	U.S. Dollars	3,235	(43)
05/19/09	U.S. Dollars	4,292	Mexican Pesos	46,864	(1,014)
06/02/09	Brazilian Real	181,078	U.S. Dollars	74,000	(2,849)
06/02/09	Brazilian Real	1,532,448	U.S. Dollars	626,000	(24,363)
06/02/09	Brazilian Real	717,025	U.S. Dollars	290,000	(14,302)
06/02/09	Brazilian Real	878,577	U.S. Dollars	357,000	(15,864)
06/02/09	U.S. Dollars	2,514,674	Brazilian Real	5,911,998	(5,651)
06/04/09	Japanese Yen	67,410,000	U.S. Dollars	692,418	10,723
07/15/09	China Yuan Renminbi	2,185,690	U.S. Dollars	315,282	(4,848)
07/15/09	China Yuan Renminbi	8,208,080	U.S. Dollars	1,184,000	(18,205)
07/15/09	China Yuan Renminbi	3,180,870	U.S. Dollars	459,000	(6,889)
07/15/09	China Yuan Renminbi	2,883,920	U.S. Dollars	416,000	(6,396)
07/15/09	China Yuan Renminbi	2,785,860	U.S. Dollars	402,000	(6,034)
07/15/09	China Yuan Renminbi	8,217,975	U.S. Dollars	1,185,000	(18,654)
07/15/09	U.S. Dollars	6,860,000	ChineseYuan Renminbi	1,008,824	(4,067)
07/15/09	China Yuan Renminbi	982,585	U.S. Dollars	6,860,000	(22,172)
07/15/09	U.S. Dollars	2,996,480	ChineseYuan Renminbi	20,430,000	(4,179)
07/15/09	China Yuan Renminbi	20,430,000	U.S. Dollars	2,924,133	(68,167)
08/12/09	Malaysian Ringgits	2,425,499	U.S. Dollars	661,620	(2,900)
08/12/09	U.S. Dollars	400,000	Malaysian Ringgits	1,415,200	(12,274)
08/12/09	U.S. Dollars	200,000	Malaysian Ringgits	711,900	(4,959)
08/12/09	U.S. Dollars	85,996	Malaysian Ringgits	306,875	(1,920)
09/08/09	U.S. Dollars	1,860,000	China Yuan Renminbi	12,823,770	20,687

					$(2,158,796)

Global Bond Fund
05/12/09	Australian Dollars	587,221	U.S. Dollars	$390,752	$16,305
05/12/09	Australian Dollars	745,608	U.S. Dollars	491,304	25,546
05/12/09	British Pounds	755,170	U.S. Dollars	1,096,658	(12,972)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
05/12/09	Canadian Dollars	1,640,208	U.S. Dollars	$1,310,594	$(9,360)
05/12/09	Euro	2,470,000	U.S. Dollars	3,192,031	89,537
05/12/09	Euro	1,916,003	U.S. Dollars	2,530,274	15,270
05/12/09	Euro	1,000,000	U.S. Dollars	1,294,130	34,440
05/12/09	Euro	630,630	U.S. Dollars	810,000	27,836
05/12/09	Euro	839,872	U.S. Dollars	1,140,000	(24,172)
05/12/09	Hungarian Forint	201,939,180	U.S. Dollars	880,638	(18,280)
05/12/09	Hungarian Forint	157,097,008	U.S. Dollars	661,740	9,125
05/12/09	Japanese Yen	1,011,467,400	U.S. Dollars	11,187,561	(962,869)
05/12/09	Japanese Yen	600,226,840	U.S. Dollars	6,642,984	(575,429)
05/12/09	Japanese Yen	(58,782,900)	Euro	470,000	30,205
05/12/09	Japanese Yen	(51,262,000)	British Pounds	380,000	27,113
05/12/09	Mexican Pesos	4,650,275	U.S. Dollars	328,004	(2,348)
05/12/09	South African Rand	988,065	U.S. Dollars	95,868	7,390
05/12/09	Turkish Lira	1,359,300	U.S. Dollars	797,945	10,672
05/12/09	Turkish Lira	236,306	U.S. Dollars	136,475	4,098
05/12/09	U.S. Dollars	167,238	Australian Dollars	250,000	(6,060)
05/12/09	U.S. Dollars	414,725	Australian Dollars	631,336	(22,912)
05/12/09	U.S. Dollars	2,058,286	Euro	1,563,038	(18,319)
05/12/09	U.S. Dollars	1,062,452	Euro	808,255	(11,372)
05/12/09	U.S. Dollars	747,825	Euro	564,482	(2,128)
05/12/09	U.S. Dollars	6,421,524	Euro	4,967,336	(177,929)
05/12/09	U.S. Dollars	127,863	Euro	100,000	(4,994)
05/12/09	U.S. Dollars	950,359	Euro	745,000	(39,425)
05/12/09	U.S. Dollars	545,900	Euro	400,000	14,472
05/12/09	U.S. Dollars	293,680	British Pounds	200,000	6,675
05/12/09	U.S. Dollars	950,040	British Pounds	650,000	17,275
05/12/09	U.S. Dollars	699,650	British Pounds	500,000	(17,861)
05/12/09	U.S. Dollars	1,632,725	Hungarian Forint	359,036,188	99,502
05/12/09	U.S. Dollars	7,594,036	Japanese Yen	685,863,000	660,805
05/12/09	U.S. Dollars	1,413,865	Japanese Yen	128,025,470	119,685
05/12/09	U.S. Dollars	1,580,557	Turkish Lira	2,695,640	(23,020)
05/19/09	South Korean Won	700,000,000	U.S. Dollars	507,357	(207)

					$(713,706)

Small Cap Equity Fund
05/12/09	Euro	128,994	U.S. Dollars	$175,999	$(4,621)

International Equity Fund
06/17/09	Australian Dollars	1,311,000	U.S. Dollars	$394,193	$4,977
06/17/09	Australian Dollars	16,000	U.S. Dollars	2,417,431	(270)
06/17/09	British Pounds	218,000	U.S. Dollars	593,621	(4,205)
06/17/09	Canadian Dollars	459,000	U.S. Dollars	797,054	(6,376)
06/17/09	Canadian Dollars	3,668,000	U.S. Dollars	2,449,174	(55,462)
06/17/09	Canadian Dollars	1,870,000	U.S. Dollars	211,411	(8,241)
06/17/09	Denmark Kroner	216,000	U.S. Dollars	41,770	(2,061)
06/17/09	Denmark Kroner	4,000	U.S. Dollars	259,088	16
06/17/09	Denmark Kroner	36,000	U.S. Dollars	1,367	(38)
06/17/09	Euro	2,589,000	U.S. Dollars	889,451	(197,666)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
06/17/09	Euro	12,000	U.S. Dollars	$1,868	$(432)
06/17/09	Euro	1,442,000	U.S. Dollars	45,856	(44,420)
06/17/09	Euro	419,000	U.S. Dollars	898,098	11,843
06/17/09	Euro	181,000	U.S. Dollars	4,534	(1,664)
06/17/09	Japanese Yen	21,211,000	U.S. Dollars	4,007	1,733
06/17/09	New Zealand Dollars	993,000	U.S. Dollars	77,911	(76,476)
06/17/09	New Zealand Dollars	1,579,000	U.S. Dollars	100,643	(76,244)
06/17/09	New Zealand Dollars	254,000	U.S. Dollars	776,837	(373)
06/17/09	Norwegian Kroner	16,232,000	U.S. Dollars	197,949	(153,457)
06/17/09	Norwegian Kroner	85,000	U.S. Dollars	1,787,086	(214)
06/17/09	Singapore Dollars	43,000	U.S. Dollars	3,673	(187)
06/17/09	Singapore Dollars	12,000	U.S. Dollars	101,873	(153)
06/17/09	Singapore Dollars	4,000	U.S. Dollars	1,188	(26)
06/17/09	Singapore Dollars	11,000	U.S. Dollars	5,556	(5)
06/17/09	Singapore Dollars	25,000	U.S. Dollars	73,733	(25)
06/17/09	Swedish Kronor	1,857,000	U.S. Dollars	79,946	(7,318)
06/17/09	Swedish Kronor	4,383,000	U.S. Dollars	1,761,730	11,199
06/17/09	Switzerland Francs	627,000	U.S. Dollars	16,988	(16,968)
06/17/09	Switzerland Francs	1,247,000	U.S. Dollars	44,077	(35,509)
06/17/09	Switzerland Francs	729,000	U.S. Dollars	1,191,787	8,909
06/17/09	Switzerland Francs	52,000	U.S. Dollars	7,507	(396)
06/17/09	U.S. Dollars	(2,349)	Australian Dollars	577,000	36,063
06/17/09	U.S. Dollars	(182,650)	Australian Dollars	3,494,000	185,432
06/17/09	U.S. Dollars	(32,904)	Australian Dollars	852,000	33,127
06/17/09	U.S. Dollars	105,853	Canadian Dollars	996,000	(20,267)
06/17/09	U.S. Dollars	(55,834)	Switzerland Francs	2,720,000	92,947
06/17/09	U.S. Dollars	643,598	Denmark Kroner	1,141,000	11,196
06/17/09	U.S. Dollars	164,966	Denmark Kroner	223,000	905
06/17/09	U.S. Dollars	(5,066)	Euro	195,000	13,634
06/17/09	U.S. Dollars	67,656	Euro	1,000	(23)
06/17/09	U.S. Dollars	1,108,151	British Pounds	482,000	6,366
06/17/09	U.S. Dollars	8,100	British Pounds	1,000	63
06/17/09	U.S. Dollars	2,640,182	British Pounds	1,000	54
06/17/09	U.S. Dollars	1,337,616	British Pounds	634,000	12,072
06/17/09	U.S. Dollars	1,022,185	British Pounds	2,000	62
06/17/09	U.S. Dollars	28,794	British Pounds	4,000	(67)
06/17/09	U.S. Dollars	46,142	British Pounds	1,000	(8)
06/17/09	U.S. Dollars	93,700	British Pounds	17,000	(420)
06/17/09	U.S. Dollars	(4,428)	British Pounds	541,000	5,085
06/17/09	U.S. Dollars	4,214	British Pounds	31,000	(273)
06/17/09	U.S. Dollars	(938,314)	British Pounds	1,245,000	31,360
06/17/09	U.S. Dollars	(11,071)	Hong Kong Dollars	27,000	2
06/17/09	U.S. Dollars	(364,484)	Hong Kong Dollars	788,000	105
06/17/09	U.S. Dollars	(2,911,858)	Hong Kong Dollars	9,000	—
06/17/09	U.S. Dollars	(1,484,507)	Hong Kong Dollars	43,000	—
06/17/09	U.S. Dollars	(551,761)	Hong Kong Dollars	571,000	(25)
06/17/09	U.S. Dollars	(1,096,358)	Japanese Yen	7,180,000	(1,053)
06/17/09	U.S. Dollars	(610,080)	Japanese Yen	175,272,000	(31,470)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
06/17/09	U.S. Dollars	$(45,762)	Japanese Yen	2,000	$—
06/17/09	U.S. Dollars	(38,476)	Japanese Yen	847,000	14
06/17/09	U.S. Dollars	68	Japanese Yen	118,701,000	(780)
06/17/09	U.S. Dollars	(6,335)	Japanese Yen	703,000	(76)
06/17/09	U.S. Dollars	(3,440,034)	Japanese Yen	3,333,000	(70)
06/17/09	U.S. Dollars	(15,891)	Japanese Yen	275,000	(54)
06/17/09	U.S. Dollars	(1,916,038)	Japanese Yen	22,000	(3)
06/17/09	U.S. Dollars	(556,245)	Japanese Yen	8,461,000	(496)
06/17/09	U.S. Dollars	(239,401)	Japanese Yen	3,669,000	(1,101)
06/17/09	U.S. Dollars	(303,633)	Japanese Yen	64,733,000	(9,249)
06/17/09	U.S. Dollars	(211,513)	Japanese Yen	16,398,000	(3,043)
06/17/09	U.S. Dollars	(2,409,009)	Japanese Yen	847,000	109
06/17/09	U.S. Dollars	(12,539)	Japanese Yen	6,697,000	(75)
06/17/09	U.S. Dollars	(623,836)	Norwegian Kroner	7,510,000	60,260
06/17/09	U.S. Dollars	(895,870)	Norwegian Kroner	55,000	(289)
06/17/09	U.S. Dollars	(460,580)	New Zealand Dollars	4,652,000	316,423
06/17/09	U.S. Dollars	(365,344)	Swedish Kronor	11,088,000	139,301
06/17/09	U.S. Dollars	(636,255)	Swedish Kronor	8,398,000	102,735
06/17/09	U.S. Dollars	(27,856)	Swedish Kronor	236,000	(391)
06/17/09	U.S. Dollars	(8,526)	Swedish Kronor	379,000	643
06/17/09	U.S. Dollars	(2,628)	Singapore Dollars	142,000	1
06/17/09	U.S. Dollars	(7,229)	Singapore Dollars	1,000	3
06/17/09	U.S. Dollars	(16,389)	Singapore Dollars	6,000	(34)

					$329,186

4. Federal Income Taxes

At March 31, 2009, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$68,935,675	$(20,243,634)	$—	$(20,243,634)
MyDestination 2015	221,839,319	(81,754,576)	—	(81,754,576)
MyDestination 2025	162,643,037	(66,829,022)	—	(66,829,022)
MyDestination 2035	66,359,114	(27,604,603)	—	(27,604,603)
MyDestination 2045	31,830,060	(11,061,515)	—	(11,061,515)
Conservative Allocation	270,709,036	(25,801,951)	3,230,724	(29,032,675)
Balanced Allocation	1,120,175,484	(279,978,955)	—	(279,978,955)
Growth Allocation	869,642,976	(270,754,676)	—	(270,754,676)
Aggressive Allocation	789,969,757	(297,583,572)	—	(297,583,572)
Conservative Allocation I	66,988,981	(14,195,997)	—	(14,195,997)
Balanced Allocation I	358,984,346	(119,932,771)	—	(119,932,771)
Growth Allocation I	249,076,810	(101,762,038)	—	(101,762,038)
Aggressive Allocation I	187,232,709	(89,870,223)	—	(89,870,223)
Money Market	1,153,930,741	—	—	—
Low-Duration Bond	879,096,672	(59,016,239)	10,881,469	(69,897,708)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
Medium-Duration Bond	$1,309,139,518	$(141,201,850)	$21,625,099	$(162,826,949)
Extended-Duration Bond	454,101,985	(84,422,204)	4,336,029	(88,758,233)
Global Bond	233,237,857	(58,670,637)	1,122,637	(59,793,274)
Equity Index	371,345,054	(86,022,859)	35,720,643	(121,743,502)
Real Estate Securities	131,638,456	(48,405,632)	—	(48,405,632)
Value Equity	1,400,684,204	(465,835,630)	7,253,431	(473,089,061)
Growth Equity	1,249,578,879	(215,829,621)	—	(215,829,621)
Small Cap Equity	445,751,040	(89,587,714)	8,637,857	(98,225,571)
International Equity	1,475,259,049	(442,257,465)	—	(442,257,465)

5. LEHMAN BROTHERS HOLDINGS, INC.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond and Medium-Duration Bond Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

The Funds’ Sub-Advisers, on behalf of GuideStone Capital Management, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

6. U.S. TREASURY DEPARTMENT TEMPORARY GUARANTEE PROGRAM

The Money Market Fund participates in the U.S. Department of the Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the Treasury will guarantee the share price of the shares of the Fund held by shareholders as of the close of business on September 19, 2008, at $1.00 for each share of the Fund, if the Fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the Fund liquidates. Shareholders who held shares of the Fund on September 19, 2008, are provided a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of September 19, 2008; or (b) the number of shares owned by the shareholder on the date of a Guarantee Event. The Program does not apply to shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. The Fund will bear the expense of its participation in the program without regard to any expense limitation currently in effect.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	May 27, 2009

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date	May 27, 2009

*	Print the name and title of each signing officer under his or her signature.